United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-5950

                      (Investment Company Act File Number)


                         Money Market Obligations Trust
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 7/31/05


                 Date of Reporting Period: Quarter ended 4/30/05







Item 1.           Schedule of Investments

AUTOMATED CASH MANAGEMENT TRUST
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)

       Principal
       Amount or
        Shares                                                                                                    Value

                      ASSET-BACKED SECURITIES--3.7%
                      Finance - Automotive--1.9%
   $  10,000,000      Capital One Auto Finance Trust 2005-A, Class A1, 3.122%, 4/15/2006                 $      10,000,000
       6,500,851      Ford Credit Auto Owner Trust 2005-A, Class A1, 2.620%, 9/15/2005                          6,500,851
      12,000,000      Ford Credit Auto Owner Trust 2005-B, Class A1, 3.150%, 12/15/2005                         12,000,000
       2,525,711      Nissan Auto Lease Trust 2004-A, Class A1, 2.106%, 10/17/2005                              2,525,710
       2,609,636      Volkswagen Auto Lease Trust 2005-A, Class A1, 2.985%, 3/20/2006                           2,609,636
        199,409       WFS Financial Owner Trust 2004-4, Class A1, 2.087%, 11/17/2005                             199,409
       9,000,000      WFS Financial Owner Trust 2005-2, Class A1, 3.136%, 4/17/2006                             9,000,000
                           TOTAL                                                                                42,835,606
                      Finance - Equipment--0.5%
      10,084,683      CNH Equipment Trust 2005-A, Class A1, 3.080%, 4/7/2006                                    10,084,683
                      Finance - Retail--1.3%
      30,000,000      Permanent Financing (No. 6) PLC, Class A-1, 2.880%, 9/10/2005                             30,000,000
                           TOTAL ASSET-BACKED SECURITIES                                                        82,920,289

                      CERTIFICATES OF DEPOSIT--4.8%
                      Banking--4.8%
      40,000,000      Barclays Bank PLC, 3.030%, 6/30/2005                                                      40,000,000
      20,000,000      BNP Paribas SA, 2.775%, 7/7/2005                                                          20,000,184
      15,000,000      Citibank NA, New York, 3.040%, 7/5/2005                                                   15,000,000
      30,000,000      Huntington National Bank, Columbus, OH, 2.730% - 2.830%, 5/9/2005 -
                      7/11/2005                                                                                 30,000,000
       3,000,000      Mercantile Safe Deposit & Trust Co., Baltimore, 2.580%, 6/9/2005                          3,000,000
                           TOTAL CERTIFICATES OF DEPOSIT                                                       108,000,184

                      COLLATERALIZED LOAN AGREEMENTS--6.7%
                      Banking--2.2%
      50,000,000      IXIS Financial Products Inc., 3.100%, 5/2/2005                                            50,000,000
                      Brokerage--4.5%
      50,000,000      Citigroup Global Markets, Inc., 3.100%, 5/2/2005                                          50,000,000
      50,000,000      Merrill Lynch & Co., Inc., 3.150%, 5/2/2005                                               50,000,000
                           TOTAL                                                                               100,000,000
                           TOTAL COLLATERALIZED LOAN AGREEMENTS                                                150,000,000

                      COMMERCIAL PAPER --30.2%(1)
                      Banking--10.7%
      30,000,000      Bank of America Corp., 2.810% - 2.970%, 5/9/2005 - 6/28/2005                              29,939,661
      15,000,000      Barclays US Funding Corp., (Guaranteed by Barclays Bank PLC), 2.870%,
                      8/2/2005                                                                                  14,888,787
      55,000,000   (2)Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 2.875% - 3.090%,
                      7/6/2005 - 8/4/2005                                                                       54,607,633
       5,000,000      CBA (Delaware) Finance Inc., (Guaranteed by Commonwealth Bank of
                      Australia, Sydney), 2.690%, 5/9/2005                                                      4,997,011
      15,000,000   (2)Fountain Square Commercial Funding Corp., 2.690%, 6/16/2005                               14,943,267
      10,000,000      HBOS Treasury Services PLC, 3.020%, 7/5/2005                                              9,945,472
      15,235,000      Los Angeles County, CA Metropolitan Transportation Authority,
                      (Landesbank Hessen-Thueringen, Frankfurt LOC), 2.830%, 5/10/2005                          15,235,000
      15,000,000      Louis Dreyfus Corp., (Barclays Bank PLC LOC), 2.830%, 5/2/2005                            14,998,821
      50,000,000   (2)Picaros Funding LLC, (Guaranteed by KBC Bank NV), 2.670% - 3.180%,
                      5/3/2005 - 8/31/2005                                                                      49,660,439
      29,500,000   (2)WestLB AG (Guaranteed), 3.090%, 8/10/2005                                                 29,247,570
                           TOTAL                                                                               238,463,661
                      Finance - Automotive--5.4%
       9,161,000      DaimlerChrysler Revolving Auto Conduit LLC, (Series A1/P1), 2.970%,
                      6/6/2005                                                                                  9,133,792
      29,800,000      FCAR Auto Loan Trust, (Series A1+/P1), 2.540% - 2.580%, 5/16/2005 -
                      6/2/2005                                                                                  29,750,184
      38,000,000      FCAR Auto Loan Trust, (Series A1/P1), 3.000%, 6/15/2005                                   37,857,500
      44,000,000      New Center Asset Trust, (Series A1/P1), 2.690% - 2.880%, 5/4/2005 -
                      6/30/2005                                                                                 43,926,981
                           TOTAL                                                                               120,668,457
                      Finance - Commercial--6.0%
      15,000,000      CIT Group, Inc., 2.910%, 8/8/2005                                                         14,879,963
      70,000,000   (2)Edison Asset Securitization LLC, 2.540% - 3.050%, 6/1/2005 - 8/9/2005                     69,626,919
      25,000,000      General Electric Capital Corp., 3.000%, 6/28/2005 - 6/29/2005                             24,878,333
      25,000,000   (2)Jupiter Securitization Corp., 2.680%, 6/20/2005                                           24,906,944
                           TOTAL                                                                               134,292,159
                      Finance - Retail--4.0%
      25,000,000   (2)Chariot Funding LLC, 2.690%, 5/6/2005                                                     24,990,660
      10,000,000   (2)PREFCO-Preferred Receivables Funding Co., 2.980%, 6/10/2005                               9,966,889
      55,000,000   (2)Paradigm Funding LLC, 2.690% - 3.040%, 5/9/2005 - 6/3/2005                                54,912,400
                           TOTAL                                                                                89,869,949
                      Finance - Securities--1.5%
      15,000,000   (2)Georgetown Funding Co. LLC, 2.940%, 5/17/2005                                             14,980,400
      10,000,000   (2)Grampian Funding LLC, 2.800% - 2.970%, 5/26/2005 - 8/17/2005                              9,945,728
      10,000,000   (2)Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 2.980%,
                      8/18/2005                                                                                 9,909,772
                           TOTAL                                                                                34,835,900
                      Insurance--2.6%
      59,000,000   (2)Aspen Funding Corp., (MBIA Insurance Corp. INS), 2.690% - 2.950%,
                      5/9/2005 - 6/17/2005                                                                      58,863,738
                           TOTAL COMMERCIAL PAPER                                                              676,993,864

                      CORPORATE NOTES--0.7%
                      Brokerage--0.7%
      15,000,000      Goldman Sachs Group LP, 2.970%, 8/1/2005                                                  15,000,000

                      GOVERNMENT AGENCIES--0.4%
                      Government Agency--0.4%
      10,000,000      Federal Home Loan Bank System, 1.600%, 5/16/2005                                          10,000,000

                      LOAN PARTICIPATION--0.7%
                      Chemicals--0.7%
      15,000,000      DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours
                      & Co.), 2.870%, 9/30/2005                                                                 15,000,000

                      NOTES - VARIABLE --45.9%(3)
                      Banking--14.6%
       4,960,000      AGE, Inc., (Series 2000), (Regions Bank, Alabama LOC), 3.110%, 5/5/2005                   4,960,000
        400,000       Alabama Paper Products LLC, (Series 2003), (Amsouth Bank N.A.,
                      Birmingham, AL LOC), 3.180%, 5/5/2005                                                      400,000
       4,995,000      American Concrete Pumping LLC, (Series 2004), (Amsouth Bank N.A.,
                      Birmingham, AL LOC), 3.180%, 5/5/2005                                                     4,995,000
      10,000,000   (2)Blue Heron Funding V-A Ltd., Class A-2, (Guaranteed by WestLB AG),
                      3.080%, 5/26/2005                                                                         10,000,000
       3,495,000      C. J. Krehbiel Co., (Series 2000), (Fifth Third Bank, Cincinnati LOC),
                      3.060%, 5/5/2005                                                                          3,495,000
       5,705,000      CNOS Building LLC, (U.S. Bank, N.A. LOC), 3.020%, 5/4/2005                                5,705,000
      21,000,000      Calyon, Paris, 2.980%, 5/23/2005                                                          20,996,088
       4,254,000      Capital One Funding Corp., (Series 1999-B), (J.P. Morgan Chase Bank,
                      N.A. LOC), 3.030%, 5/5/2005                                                               4,254,000
      30,000,000   (2)DePfa Bank PLC, 2.990%, 6/15/2005                                                         30,000,000
       8,120,000      E & J Investments LLC, Bradner Village Health Care, (Series 1999),
                      (Lasalle Bank, N.A. LOC), 3.160%, 5/5/2005                                                8,120,000
       7,610,000      Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati
                      LOC), 3.060%, 5/5/2005                                                                    7,610,000
       6,020,000      Grand Chute, WI, (U.S. Bank, N.A. LOC), 3.020%, 5/4/2005                                  6,020,000
      60,000,000      Greenwich Capital Holdings, Inc., 2.851% - 3.024%, 5/9/2005 - 5/30/2005                   59,999,822
      25,000,000   (2)HBOS Treasury Services PLC, 2.900%, 5/20/2005                                             25,000,000
       2,340,000      HYCO Alabama LLC, (Series 2000), (Regions Bank, Alabama LOC), 3.270%,
                      5/5/2005                                                                                  2,340,000
       7,945,000      Infirmary Health Systems, Inc., (Regions Bank, Alabama LOC), 3.060%,
                      5/5/2005                                                                                  7,945,000
       2,160,000      Joe A. Waggoner, (Series 2000), (Amsouth Bank N.A., Birmingham, AL
                      LOC), 3.180%, 5/5/2005                                                                    2,160,000
       3,200,000      K-O-I Warehouse, Inc.; Hamlet Auto Parts, Inc.; Kentucky Motor
                      Services, Inc.; Mad River Auto Parts, Inc.; Ezzel Parts Exchange, Inc.,
                      (Series 1998), (U.S. Bank, N.A. LOC), 3.080%, 5/5/2005                                    3,200,000
       2,795,000      L. B. Industries, (Series 2000), (U.S. Bank, N.A. LOC), 3.080%, 5/5/2005                  2,795,000
       5,000,000   (2)Los Angeles, CA, MERLOTS (Series 2000 A) (H&H Theatre), (Wachovia Bank
                      N.A. LOC), 3.160%, 5/4/2005                                                               5,000,000
       8,000,000      Mississippi Business Finance Corp., Howard Industries, Inc., (Series
                      1999), (Amsouth Bank N.A., Birmingham, AL LOC), 3.120%, 5/5/2005                          8,000,000
       3,000,000      Overland Park Professional Center LLC, (Series 2004), (Federal Home
                      Loan Bank of Topeka LOC), 3.144%, 5/5/2005                                                3,000,000
       1,500,000      Racetrac Capital LLC, (Series 2000), (Regions Bank, Alabama LOC),
                      3.090%, 5/5/2005                                                                          1,500,000
       7,210,000      Rollins College, (Series 1998), (SunTrust Bank LOC), 3.020%, 5/4/2005                     7,210,000
      11,000,000      Royal Bank of Scotland PLC, Edinburgh, 2.840%, 5/9/2005                                   10,999,645
       4,181,000      Sandridge Food Corp., (National City Bank, Ohio LOC), 3.110%, 5/5/2005                    4,181,000
        825,000       Seven Hills School, (Series 2000), (Fifth Third Bank, Cincinnati LOC),
                      3.080%, 5/5/2005                                                                           825,000
       4,300,000      South Pittsburg, TN IDB, Lodge Manufacturing Co. Project, (Series
                      1999), (SunTrust Bank LOC), 3.020%, 5/4/2005                                              4,300,000
      10,000,000      SunTrust Bank, 3.120%, 7/4/2005                                                           10,001,578
      55,000,000      Wells Fargo & Co., 2.920% - 3.131%, 5/2/2005 - 5/16/2005                                  55,000,000
       5,700,000      White Hydraulics, Inc., (Series 1999), (Amsouth Bank N.A., Birmingham,
                      AL LOC), 3.180%, 5/5/2005                                                                 5,700,000
        380,000       Winona Lake, IN, (Series 1999 B), Grace Villiage, (U.S. Bank, N.A.
                      LOC), 3.260%, 5/5/2005                                                                     380,000
                           TOTAL                                                                               326,092,133
                      Brokerage--8.2%
      25,000,000   (2)Goldman Sachs Group, Inc., 2.944%, 5/16/2005                                              25,003,150
      20,000,000      Goldman Sachs Group, Inc., Promissory Notes, 2.921%, 5/9/2005                             20,000,000
      10,000,000      Merrill Lynch & Co., Inc., 2.900%, 5/4/2005-                                              10,000,000
      35,000,000   (2)Merrill Lynch & Co., Inc., 3.060%,5/11/2005                                               35,000,000
      93,300,000      Morgan Stanley, 2.860% - 3.080%, 5/2/2005 - 5/26/2005                                     93,300,000
                           TOTAL                                                                               183,303,150
                      Electrical Equipment--0.8%
      18,060,256      Northwest Airlines, Inc., (Guaranteed by General Electric Co.), 3.050%,
                      5/2/2005                                                                                  18,060,256
                      Finance - Commercial--5.2%
      45,000,000   (2)Compass Securitization LLC, 2.900% - 2.920%, 5/16/2005 - 5/17/2005                        44,998,942
      12,000,000      Compass Securitization LLC, 2.840%, 5/9/2005                                              11,999,780
      20,000,000      GE Capital Assurance Co., (Guaranteed by General Electric Capital
                      Corp.), 2.875%, 5/9/2005                                                                  20,000,000
       7,000,000      General Electric Capital Corp., 2.870%, 5/12/2005                                         7,000,175
      32,400,000   (2)General Electric Capital Corp., 3.010% - 3.070%, 5/9/2005 - 5/17/2005                     32,400,000
                           TOTAL                                                                               116,398,897
                      Finance - Retail--0.7%
      15,000,000      SLM Corp., 3.361%, 7/25/2005                                                              15,023,969
                      Finance - Securities--8.4%
      104,000,000  (2)K2 (USA) LLC, (Guaranteed by K2 Corp.), 2.760% - 3.020%, 5/2/2005 -
                      6/15/2005                                                                                103,995,431
      85,000,000   (2)Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 2.800% -
                      2.944%, 5/2/2005 - 5/31/2005                                                              84,994,064
                           TOTAL                                                                               188,989,495
                      Government Agency--1.3%
       6,000,000      Acton Assisted Living LLC, (Series 2000), (Federal Home Loan Bank of
                      Pittsburgh LOC), 3.134%, 5/5/2005                                                         6,000,000
        780,000       Alabama HFA Multi-Family Housing, Turtle Lake Project, (Series 2000-B),
                      (FNMA LOC), 3.190%, 5/5/2005                                                               780,000
       7,000,000      Direct One Funding Corp., (FNMA LOC), 3.130%, 5/5/2005                                    7,000,000
       6,665,000      Jefferson County, KY HFDA, (Series 2000), (Federal Home Loan Bank of
                      Cincinnati LOC), 3.160%, 5/5/2005                                                         6,665,000
       2,330,000      Kentucky Economic Development Finance Authority, (Series 2002),
                      (Federal Home Loan Bank of Cincinnati LOC), 3.160%, 5/5/2005                              2,330,000
       3,840,000      Kentucky Economic Development Finance Authority, Henderson County
                      Health Care Corp., (Federal Home Loan Bank of Cincinnati LOC), 3.164%,
                      5/5/2005                                                                                  3,840,000
       3,280,000      Lexington Fayette, KY, (Series 2001), (Federal Home Loan Bank of
                      Cincinnati LOC), 3.160%, 5/5/2005                                                         3,280,000
                           TOTAL                                                                                29,895,000
                      Insurance--6.7%
      20,000,000      AEGON  NV, 2.990%, 5/13/2005                                                              20,001,200
      25,000,000      Allstate Life Insurance Co., 3.020%, 6/1/2005                                             25,000,000
      11,000,000      GE Capital Assurance Co., 3.000%, 6/1/2005                                                11,000,000
      25,000,000   (2)MBIA Global Funding LLC, 3.034%, 5/30/2005                                                25,000,000
      53,000,000      Monumental Life Insurance Co., 3.030%, 5/1/2005 - 5/31/2005                               53,000,000
      15,000,000      New York Life Insurance Co., 3.010%, 6/1/2005                                             15,000,000
                           TOTAL                                                                               149,001,200
                           TOTAL NOTES - VARIABLE                                                             1,026,764,100

                      MUTUAL FUNDS--0.4%
                      Asset Management--0.4%
      10,000,000      AIM Short-Term Investments Co. Liquid Assets Portfolio                                    10,000,000

                      TIME DEPOSIT--2.5%
                      Banking--2.5%
      55,000,000      Toronto Dominion Bank, 3.000%, 5/2/2005                                                   55,000,000

                      REPURCHASE AGREEMENTS--3.9%
      46,823,000      Interest in $1,600,000,000 joint repurchase agreement with Countrywide
                      Securities Corp., 2.970%, dated 4/29/2005 to be repurchased at
                      $46,834,589 on 5/2/2005, collateralized by U.S. Government Agency
                      Obligations and U.S. Treasury Obligations with various maturities to
                      5/25/2035, collateral market values $1,639,519,742                                        46,823,000
      10,000,000      Interest in $25,000,000 joint repurchase agreement with J.P. Morgan
                      Securities, Inc., 2.720%, dated 4/29/2005 to be repurchased at
                      $10,002,267 on 5/2/2005, collateralized by U.S. Government Agency
                      Obligations with various maturities to 5/15/2019, collateral market
                      values $25,500,638                                                                        10,000,000
      25,000,000      Interest in $1,900,000,000 joint repurchase agreement with Morgan
                      Stanley & Co., Inc., 2.860%, dated 4/29/2005 to be repurchased at
                      $25,005,958 on 5/2/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2029, collateral market values
                      $1,938,000,108                                                                            25,000,000
       5,000,000      Interest in $250,000,000 joint repurchase agreement with State Street
                      Bank and Trust Co., 2.790%, dated 4/29/2005 to be repurchased at
                      $5,001,163 on 5/2/2005, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2013, collateral market values
                      $258,084,528                                                                              5,000,000
                           TOTAL REPURCHASE AGREEMENTS                                                          86,823,000
                           TOTAL INVESTMENTS -99.9% (AT AMORTIZED COST)                                       2,236,501,437
                           OTHER ASSETS AND LIABILITIES -NET -0.1%                                              2,266,195
                           TOTAL NET ASSETS -100%                                                        $    2,238,767,632

===================================================================================================================
    1      Discount rate at time of purchase or the coupon for interest bearing issues.
    2      Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of
           1933.  These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.  At April 30, 2005, these securities amounted to $847,953,946 which represents 37.8% of total net assets.
    3      Floating rate note with current rate and next reset date shown.
    4      Also represents cost for federal tax purposes.

     Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

     Investment Valuation The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.


The following acronyms are used throughout this portfolio:

FNMA              --Federal National Mortgage Association
HFA               --Housing Finance Authority
HFDA              --Health Facility Development Authority
IDB               --Industrial Development Bond
LOC               --Letter of Credit
MERLOTS           --Municipal Exempt Receipts - Liquidity Optional Tender Series


AUTOMATED GOVERNMENT MONEY TRUST
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)


      Principal
       Amount                                                                                                     Value

                        U.S. TREASURY--12.4%
                        U.S. Treasury Bills - 11.7%(1)
$     6,000,000         United States Treasury Bills, 2.140%, 5/5/2005                                  $       5,998,573
      6,000,000         United States Treasury Bills, 2.250%, 5/12/2005                                         5,995,875
      9,000,000         United States Treasury Bills, 2.400%, 6/16/2005                                         8,972,400
      8,000,000         United States Treasury Bills, 2.590%, 7/14/2005                                         7,957,409
      6,000,000         United States Treasury Bills, 2.605%, 7/21/2005                                         5,964,833
      6,500,000         United States Treasury Bills, 2.615%, 7/28/2005                                         6,458,451
     18,000,000         United States Treasury Bills, 2.765% - 2.805%, 8/18/2005                                17,848,581
     11,500,000         United States Treasury Bills, 2.940%, 9/8/2005                                          11,377,908
     30,000,000         United States Treasury Bills, 3.000%, 9/15/2005                                         29,657,500
                            TOTAL                                                                              100,231,530
                        U.S. TREASURY NOTES - 0.7%
      6,000,000         United States Treasury Notes, 1.125%, 6/30/2005                                         5,985,762
                            TOTAL U.S. TREASURY                                                                106,217,292

                        REPURCHASE AGREEMENTS--87.3%
     85,313,000         Interest in $2,000,000,000 joint repurchase agreement with BNP Paribas
                        Securities Corp., 2.860%, dated 4/29/2005 to be repurchased at
                        $85,333,333 on 5/2/2005, collateralized by U.S. Treasury Obligations with
                        various maturities to 11/15/2028, collateral market value $2,040,000,707                85,313,000
     170,000,000        Interest in $780,000,000 joint repurchase agreement with Barclays
                        Capital, Inc., 2.860%, dated 4/29/2005 to be repurchased at $170,040,517 on 5/2/2005, collateralized by U.S. Treasury Obligations with various
                        maturities to 7/15/2012, collateral market value $795,789,714                          170,000,000
     23,000,000     (2)  Interest in $250,000,000 joint repurchase agreement with Credit Suisse
                        First Boston Corp., 2.930%, dated 4/12/2005 to be repurchased at
                        $23,159,115 on 7/7/2005, collateralized by U.S. Treasury Obligations with
                        various maturities to 8/15/2028, collateral market value $255,701,219                   23,000,000
     41,000,000     (2)  Interest in $670,000,000 joint repurchase agreement with Deutsche Bank
                        Securities, Inc., 2.610%, dated 2/9/2005 to be repurchased at $41,243,745 on 5/3/2005, collateralized by U.S. Treasury Obligations with various
                        maturities to 2/15/2019, collateral market value $683,400,000                           41,000,000
     10,000,000         Interest in $100,000,000 joint repurchase agreement with Deutsche Bank
                        Securities, Inc., 2.760%, dated 4/29/2005 to be repurchased at
                        $10,002,300 on 5/2/2005, collateralized by a U.S. Treasury Obligation
                        with a maturity of 5/15/2010, collateral market value $102,024,066                      10,000,000
     40,000,000     (2)  Interest in $720,000,000 joint repurchase agreement with Deutsche Bank
                        Securities, Inc., 2.930%, dated 4/8/2005 to be repurchased at $40,293,000 on 7/7/2005, collateralized by U.S. Treasury Obligations with various
                        maturities to 2/15/2023, collateral market value $734,400,914                           40,000,000
     170,000,000        Interest in $1,750,000,000 joint repurchase agreement with J.P. Morgan
                        Securities, Inc., 2.870%, dated 4/29/2005 to be repurchased at
                        $170,040,658 on 5/2/2005, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2030, collateral market value
                        $1,785,304,895                                                                         170,000,000
     170,000,000        Interest in $1,900,000,000 joint repurchase agreement with Morgan Stanley
                        & Co., Inc., 2.860%, dated 4/29/2005 to be repurchased at $170,040,517 on
                        5/2/2005, collateralized by U.S. Treasury Obligations with various
                        maturities to 4/15/2029, collateral market value $1,938,000,107                        170,000,000
     10,000,000         Interest in $250,000,000 joint repurchase agreement with State Street
                        Bank and Trust Co., 2.790%, dated 4/29/2005 to be repurchased at
                        $10,002,325 on 5/2/2005, collateralized by U.S. Treasury Obligations with
                        various maturities to 8/15/2013, collateral market value $258,084,528                   10,000,000
     18,000,000     (2)  Interest in $500,000,000 joint repurchase agreement with UBS Securities
                        LLC, 2.740%, dated 2/23/2005 to be repurchased at $18,145,220 on
                        6/10/2005, collateralized by a U.S. Treasury Obligation with a maturity
                        of 1/15/2010, collateral market value $510,001,080                                      18,000,000
     10,000,000         Interest in $100,000,000 joint repurchase agreement with UBS Securities
                        LLC, 2.760%, dated 4/29/2005 to be repurchased at $10,002,300 on
                        5/2/2005, collateralized by a U.S. Treasury Obligation with a maturity of
                         1/15/2010, collateral market value $102,003,220                                        10,000,000
                            TOTAL REPURCHASE AGREEMENTS                                                        747,313,000
                            TOTAL INVESTMENTS - 99.7%
                        ==========================================================================
                            (AT AMORTIZED COST)(3)                                                             853,530,292
                            OTHER ASSETS AND LIABILITIES - NET - 0.3%                                           2,726,602
                            TOTAL NET ASSETS - 100%                                                     $      856,256,894

====================================================================================================================================
    1      Discount rate at time of purchase.
    2      Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.
    3      Also represents cost for federal tax purposes.


     Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.



     Investment Valuation The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


FEDERATED CAPITAL RESERVES FUND
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)


      Principal
        Amount                                                                                                    Value

                      ASSET-BACKED SECURITIES--0.4%
                      Finance - Automotive--0.3%
 $    1,000,000       Honda Auto Receivables Owner Trust 2005-2, Class A1, 3.182%, 5/15/2006           $        1,000,000
                      Finance - Equipment--0.1%
       458,395        CNH Equipment Trust 2005-A, Class A1, 3.080%, 4/7/2006                                     458,395
                          TOTAL ASSET-BACKED SECURITIES                                                         1,458,395

                      CERTIFICATES OF DEPOSIT--9.0%
                      Banking--9.0%
      1,000,000       Barclays Bank PLC, 3.030%, 6/30/2005                                                      1,000,000
      5,000,000       Compass Bank, Birmingham, 3.000%, 6/14/2005                                               5,000,000
       500,000        Dresdner Bank AG, Frankfurt, 2.800%, 5/10/2005                                             500,000
      14,500,000      Regions Bank, Alabama, 3.130%, 8/8/2005                                                   14,500,000
      7,000,000       UBS AG, 3.005%, 6/30/2005                                                                 7,000,000
      2,500,000       Washington Mutual Bank, F.A., 2.810% - 3.030%, 5/3/2005 - 6/29/2005                       2,500,000
      2,000,000       Wilmington Trust Co., 2.970%, 6/3/2005                                                    1,999,992
                          TOTAL CERTIFICATES OF DEPOSIT                                                         32,499,992

                      COLLATERALIZED LOAN AGREEMENT--19.5%
                      Banking--8.4%
      15,000,000      Credit Suisse First Boston Corp., 3.120%, 5/2/2005                                        15,000,000
       500,000        Deutsche Bank Securities, Inc., 3.130%, 5/2/2005                                           500,000
      15,000,000      Greenwich Capital Markets, Inc., 3.125%, 5/2/2005                                         15,000,000
                          TOTAL                                                                                 30,500,000
                      Brokerage--11.1%
      10,000,000      Citigroup Global Markets, Inc., 3.100%, 5/2/2005                                          10,000,000
      15,000,000      Lehman Brothers Holdings, Inc., 3.150%, 5/2/2005                                          15,000,000
       500,000        Lehman Brothers, Inc., 3.180%, 5/2/2005                                                    500,000
      15,000,000      Merrill Lynch & Co., Inc., 3.150%, 5/2/2005                                               15,000,000
                          TOTAL                                                                                 40,500,000
                          TOTAL COLLATERALIZED LOAN AGREEMENT                                                   71,000,000

                      COMMERCIAL PAPER --41.1%(1)
                      Banking--10.4%
       500,000        Bank of America Corp., 2.810%, 5/9/2005                                                    499,688
      16,700,000  (3) Fountain Square Commercial Funding Corp., 3.120%, 7/27/2005                               16,574,082
      1,000,000       HBOS Treasury Services PLC, 3.020%, 7/5/2005                                               994,547
      17,000,000  (3) Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 3.050%,
                      5/31/2005                                                                                 16,958,232
      2,000,000       Louis Dreyfus Corp., (Barclays Bank PLC LOC), 2.830%, 5/2/2005                            1,999,843
       250,000    (3) Picaros Funding LLC, (Guaranteed by KBC Bank NV), 2.820%, 5/20/2005                        249,628
       500,000    (3) WestLB AG (Guaranteed), 3.050%, 8/10/2005                                                  495,722
                          TOTAL                                                                                 37,771,742
                      Brokerage--2.5%
      9,300,000       Morgan Stanley, 3.080%, 7/18/2005                                                         9,237,938
                      Chemicals--0.3%
      1,100,000       Bayer Corp., (Bayer AG Support Agreement), 2.980%, 6/6/2005                               1,096,722
                      Conglomerate--0.0%
       100,000        Textron Financial Corp., (Textron Inc. Support Agreement), 2.850%, 5/2/2005                 99,992
                      Entertainment--0.9%
      3,100,000   (3) Viacom, Inc., 3.050% - 3.100%, 5/3/2005 - 5/4/2005                                        3,099,384
       100,000        Walt Disney Co., 2.870%, 5/17/2005                                                          99,872
                          TOTAL                                                                                 3,199,256
                      Finance - Automotive--6.1%
      1,900,000       DaimlerChrysler North America Holding Corp., 2.950% - 3.110%, 5/2/2005 -
                      6/10/2005                                                                                 1,898,167
      14,704,000      DaimlerChrysler Revolving Auto Conduit LLC, A1+/P1 Series, 3.090%, 7/18/2005              14,605,557
      5,250,000       FCAR Auto Loan Trust, A1+/P1 Series II, 2.790% - 3.000%, 5/5/2005 -
                      6/15/2005                                                                                 5,231,172
       500,000        New Center Asset Trust, A1/P1 Series I, 2.830%, 5/16/2005                                  499,410
                          TOTAL                                                                                 22,234,306
                      Finance - Commercial--2.9%
      3,000,000       CIT Group, Inc., 3.260%, 9/20/2005                                                        2,961,423
       500,000    (3) Edison Asset Securitization LLC, 2.870%, 6/29/2005                                         497,648
      7,000,000       General Electric Capital Corp., 3.000%, 6/28/2005 - 6/29/2005                             6,965,833
                          TOTAL                                                                                 10,424,904
                      Finance - Equipment--0.1%
       400,000        John Deere Credit Ltd., (Guaranteed by John Deere Capital Corp.), 2.880%,
                      5/6/2005                                                                                   399,840
                      Finance - Retail--8.7%
      4,000,000   (3) Chariot Funding LLC, 2.820%, 5/4/2005                                                     3,999,060
      1,300,000   (3) PREFCO-Preferred Receivables Funding Co., 2.980%, 6/10/2005                               1,295,696
      17,000,000  (3) Paradigm Funding LLC, 2.940% - 3.040%, 6/3/2005 - 6/6/2005                                16,952,320
      9,460,000   (3) Sheffield Receivables Corp., 3.100%, 7/25/2005                                            9,390,758
                          TOTAL                                                                                 31,637,834
                      Finance - Securities--7.4%
      4,000,000   (3) Galaxy Funding Inc., 3.030%, 7/5/2005                                                     3,978,117
      12,500,000  (3) Georgetown Funding Co. LLC, 2.830% - 3.130%, 5/3/2005 - 7/26/2005                         12,466,863
      10,000,000  (3) Grampian Funding LLC, 3.080%, 7/26/2005                                                   9,926,422
       500,000    (3) K2 (USA) LLC, (Guaranteed by K2 Corp.), 2.830%, 5/27/2005                                  498,978
                          TOTAL                                                                                 26,870,380
                      Food & Beverage--0.4%
      1,500,000       Sara Lee Corp., 2.840% - 3.020%, 5/4/2005 - 6/27/2005                                     1,497,373
                      Insurance--1.1%
      4,000,000   (3) Aspen Funding Corp., (Insured by MBIA Insurance Corp.), 2.960%, 6/6/2005                  3,988,160
                      Machinery, Equipment, Auto--0.3%
       900,000        John Deere Capital Corp., (Deere & Co. Support Agreement), 3.000%, 5/26/2005               898,125
                          TOTAL COMMERCIAL PAPER                                                               149,356,572

                      CORPORATE BONDS--4.4%
                      Banking--3.9%
      4,000,000       Manufacturers & Traders Trust Co., Buffalo, NY, 2.955%, 6/15/2005                         3,999,575
      10,000,000      Wells Fargo & Co., 4.800%, 7/29/2005                                                      10,036,999
                          TOTAL                                                                                 14,036,574
                      Entertainment--0.1%
       400,000        Viacom, Inc., 7.750%, 6/1/2005                                                             401,448
                      Homebuilding--0.4%
      1,500,000       Centex Corp., 9.750%, 6/15/2005                                                           1,511,828
                          TOTAL CORPORATE BONDS                                                                 15,949,850

                      CORPORATE NOTES--0.1%
                      Finance - Retail--0.1%
       200,000        Countrywide Home Loans, Inc., 3.133%, 6/23/2005                                            200,017

                      LOAN PARTICIPATION--1.8%
                      Chemicals--0.5%
      2,000,000       DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours &
                      Co.), 3.000%, 5/31/2005                                                                   2,000,000
                      Finance - Retail--1.3%
      4,600,000       Countrywide Home Loans, Inc., 2.850% - 3.000%, 5/3/2005 - 5/19/2005                       4,600,000
                          TOTAL LOAN PARTICIPATION                                                              6,600,000

                      MUNICIPALS--1.4%
                      Insurance--1.4%
      5,000,000       Cleveland, OH Airport System, Revenue Bonds (Series 2000C), (Insured by
                      FSA), 3.000%, 5/5/2005                                                                    5,000,000

                      NOTES - VARIABLE --12.2%(2)
                      Banking--3.1%
      2,000,000       Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National
                      Bank, Columbus, OH LOC), 3.180%, 5/5/2005                                                 2,000,000
       500,000        Mercantile Safe Deposit & Trust Co., Baltimore, 2.924%, 5/16/2005                          500,000
      3,435,000       Oceana County Freezer Storage, Inc., SERIES 1999, (Huntington National
                      Bank, Columbus, OH LOC), 3.180%, 5/5/2005                                                 3,435,000
      5,420,000       Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC),
                      3.290%, 5/5/2005                                                                          5,420,000
                          TOTAL                                                                                 11,355,000
                      Brokerage--2.5%
      5,000,000   (3) Goldman Sachs Group, Inc., 3.080%, 6/15/2005                                              5,000,630
      4,000,000       Morgan Stanley, 2.970%, 5/2/2005                                                          4,000,000
                          TOTAL                                                                                 9,000,630
                      Finance - Commercial--4.4%
      16,000,000  (3) Fairway Finance Company LLC, 3.031%, 6/1/2005                                             15,999,457
                      Finance - Equipment--0.0%
       100,000        John Deere Capital Corp., 3.150%, 5/20/2005                                                100,015
                      Finance - Securities--2.2%
      4,000,000   (3)  K2 (USA) LLC, (Guaranteed by K2 Corp.), 3.015%, 5/23/2005                                3,999,404
      4,000,000   (3)  Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 2.875%, 5/16/2005              3,999,621
                          TOTAL                                                                                 7,999,025
                          TOTAL NOTES - VARIABLE                                                                44,454,127

                      REPURCHASE AGREEMENT--19.1%
      69,255,000      Interest in $1,600,000,000 joint repurchase agreement with Countrywide
                      Securities Corp., 2.970%, dated 4/29/2005 to be repurchased at $69,242,141 on 5/2/2005, collateralized by U.S. Government Agency Obligations and a
                      U.S. Treasury Obligation and U.S. Government Agency Obligations with
                      various maturities to 5/25/2035, collateral market value $1,639,519,742                   69,255,000
                          TOTAL INVESTMENTS - 109.0%
                      ============================================================================
                          (AT AMORTIZED COST)(4)                                                               395,773,953
                          OTHER ASSETS AND LIABILITIES - NET -- (9.0)%                                         (32,728,311)
                          TOTAL NET ASSETS - 100%                                                      $       363,045,642

====================================================================================================================================
    1      Discount rate at time of purchase or the coupon for interest bearing issues.
    2      Floating rate note with current rate and next reset date shown.
    3      Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of
           1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.  At April 30, 2005, these securities amounted to $129,370,182 which represents 35.6% of total net assets.
    4      Also represents cost for federal tax purposes.


     Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

     Investment Valuation The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.



The following acronyms are used throughout this portfolio:

FSA               --Financial Security Assurance
LOC               --Letter of Credit


FEDERATED GOVERNMENT RESERVES FUND
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)

      Principal
       Amount                                                                                                      Value

                      GOVERNMENT AGENCIES--8.5%
 $     500,000    (1) Federal Home Loan Bank System Discount Notes, 3.058%, 9/9/2005                   $         494,436
     25,000,000   (2) Federal Home Loan Bank System Floating Rate Notes, 2.632%, 5/2/2005                       24,988,873
      2,000,000   (1) Federal Home Loan Mortgage Corp. Discount Notes, 2.790%, 5/31/2005                        1,995,350
      5,000,000   (1) Federal Home Loan Mortgage Corp. Discount Notes, 3.230%, 10/11/2005                       4,926,876
      1,000,000   (1) Federal National Mortgage Association Discount Notes, 2.890%, 6/15/2005                    996,388
                           TOTAL GOVERNMENT AGENCIES                                                            33,401,923

                      REPURCHASE AGREEMENTS--97.8%
     15,786,000       Interest in $2,000,000,000 joint repurchase agreement with BNP Paribas
                      Securities Corp., 2.860%, dated 4/29/2005 to be repurchased at $15,789,762 on 5/2/2005, collateralized by U.S. Treasury Obligations with various
                      maturities to 11/15/2028, collateral market value $2,040,000,707                          15,786,000
     77,000,000       Interest in $2,000,000,000 joint repurchase agreement with Barclays Capital,
                      Inc., 2.970%, dated 4/29/2005 to be repurchased at $77,019,058 on 5/2/2005, collateralized by U.S. Government Agency Obligations with various maturities
                      to 3/15/2031, collateral market value $2,040,000,448                                      77,000,000
     38,000,000       Interest in $1,800,000,000 joint repurchase agreement with Citigroup Global
                      Markets, Inc., 3.050%, dated 4/29/2005 to be repurchased at $38,009,658 on
                      5/2/2005, collateralized by U.S. Government Agency Obligations with various
                      maturities to 5/25/2035, collateral market value $1,850,438,784                           38,000,000
     22,000,000       Interest in $1,600,000,000 joint repurchase agreement with Countrywide
                      Securities Corp., 2.970%, dated 4/29/2005 to be repurchased at $22,005,445 on 5/2/2005, collateralized by U.S. Government Agency Obligations with
                      various maturities to 5/25/2035, collateral market value $1,639,519,742                   22,000,000
     77,000,000       Interest in $1,065,000,000 joint repurchase agreement with J.P. Morgan
                      Securities, Inc., 2.980%, dated 4/29/2005 to be repurchased at $77,019,122 on 5/2/2005, collateralized by U.S. Government Agency Obligations with
                      various maturities to 11/1/2034, collateral market value $1,086,305,697                   77,000,000
     77,000,000       Interest in $1,000,000,000 joint repurchase agreement with Morgan Stanley &
                      Co., Inc., 2.970%, dated 4/29/2005 to be repurchased at $77,019,058 on
                      5/2/2005, collateralized by U.S. Government Agency Obligations with various
                      maturities to 12/1/2034, collateral market value $1,028,885,134                           77,000,000
     77,000,000       Interest in $1,000,000,000 joint repurchase agreement with UBS Securities
                      LLC, 2.960%, dated 4/29/2005 to be repurchased at $77,018,993 on 5/2/2005, collateralized by U.S. Government Agency Obligations with various maturities
                      to 5/25/2035, collateral market value $1,030,003,984                                      77,000,000
                           TOTAL REPURCHASE AGREEMENTS                                                          383,786,000
                           TOTAL INVESTMENTS -
                           106.3%
                            (AT AMORTIZED COST)(3)                                                              417,187,923
                           OTHER ASSETS AND LIABILITIES - NET - (6.3)%                                         (24,635,386)
                           TOTAL NET ASSETS - 100%                                                      $       392,552,537

====================================================================================================================================

    1      Discount rate at the time of purchase.
    2      Floating rate note with current rate and next reset date shown.
    3      Also represents cost for federal tax purposes.

     Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

     Investment Valuation The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronym is used throughout this portfolio:

LLC               --Limited Liability Corporation



FEDERATED MASTER TRUST
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)

      Principal
       Amount                                                                                                      Value

                      ASSET-BACKED SECURITIES--5.0%
                      Finance - Automotive--0.5%
 $     500,000        WFS Financial Owner Trust 2005-2, Class A1, 3.136%, 4/17/2006                      $        500,000
                      Finance - Equipment--1.8%
       18,315         CIT Equipment Collateral 2004-EF1, Class A1, 1.630%, 7/15/2005                               18,315
      1,065,358       CNH Equipment Trust 2004-A, Class A1, 2.001%, 10/14/2005                                   1,065,358
       916,790        CNH Equipment Trust 2005-A, Class A1, 3.080%, 4/7/2006                                      916,790
                         TOTAL                                                                                   2,000,463
                      Finance - Retail--2.7%
      3,000,000       Permanent Financing (No. 6) PLC, Class A-1, 2.880%, 9/10/2005                              3,000,000
                         TOTAL ASSET-BACKED SECURITIES                                                           5,500,463

                      CERTIFICATES OF DEPOSIT--5.0%
                      Banking--5.0%
      1,000,000       Citibank N.A., New York, 3.040%, 7/5/2005                                                  1,000,000
      3,000,000       Compass Bank, Birmingham, 3.000%, 6/14/2005                                                3,000,000
      1,500,000       Huntington National Bank, Columbus, OH, 2.830%, 7/11/2005                                  1,500,000
                         TOTAL CERTIFICATES OF DEPOSIT                                                           5,500,000

                      COLLATERALIZED LOAN AGREEMENT--2.7%
                      Brokerage--2.7%
      3,000,000       Merrill Lynch & Co., Inc., 3.150%, 5/2/2005                                                3,000,000

                      COMMERCIAL PAPER -32.9%(1)
                      Banking--8.1%
      2,000,000       Bank of America Corp., 2.970%, 6/28/2005                                                   1,990,430
      1,000,000       Barclays U.S. Funding Corp., (Guaranteed by Barclays Bank PLC), 2.870%,
                      8/2/2005                                                                                    992,586
      1,000,000   (2) Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 3.040%, 7/6/2005                         994,427
      2,000,000       CBA (Delaware) Finance Inc., (Guaranteed by Commonwealth Bank of Australia,
                      Sydney), 2.690%, 5/9/2005                                                                  1,998,804
      1,000,000   (2) Picaros Funding LLC, (Guaranteed by KBC Bank NV), 2.670%, 5/3/2005                          999,852
      2,000,000   (2) Three Rivers Funding Corp., 2.850%, 5/3/2005                                               1,999,683
                         TOTAL                                                                                   8,975,782
                      Brokerage--2.3%
      2,500,000       Morgan Stanley, 3.080%, 7/18/2005                                                          2,483,317
                      Finance - Automotive--5.9%
      2,000,000       FCAR Auto Loan Trust, (A1/P1 Series), 2.790%, 5/5/2005                                     1,999,380
      1,500,000       FCAR Auto Loan Trust, (A1+/P1 Series), 2.540%, 5/16/2005                                   1,498,412
      3,000,000       New Center Asset Trust, (A1+/P1 Series), 2.880%, 5/18/2005                                 2,995,920
                         TOTAL                                                                                   6,493,712
                      Finance - Commercial--5.4%
      2,000,000   (2) Amsterdam Funding Corp., 2.670%, 5/2/2005                                                  1,999,852
      1,000,000       CIT Group, Inc., 2.910%, 8/8/2005                                                           991,998
      2,000,000   (2) Edison Asset Securitization LLC, 2.540%, 6/1/2005                                          1,995,625
      1,000,000       General Electric Capital Corp., 3.000%, 6/28/2005                                           995,167
                         TOTAL                                                                                   5,982,642
                      Finance - Retail--2.7%
      3,000,000   (2) Sheffield Receivables Corp., 2.690%, 5/4/2005                                              2,999,327
                      Finance - Securities--6.7%
      1,400,000   (2) Georgetown Funding Co. LLC, 3.130%, 7/26/2005                                              1,389,532
      4,000,000   (2) Grampian Funding LLC, 3.060%, 8/16/2005                                                    3,963,620
      2,000,000   (2) Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 2.700%, 7/5/2005                 1,990,250
                         TOTAL                                                                                   7,343,402
                      Insurance--1.8%
      2,000,000   (2) Aspen Funding Corp., (Insured by MBIA Insurance Corp.), 2.960%, 6/6/2005                   1,994,080
                         TOTAL COMMERCIAL PAPER                                                                  36,272,262

                      NOTES - VARIABLE --44.3%(3)
                      Banking--10.6%
      1,455,000       Covered Bridge Development Co. LLC, (Series 2004), (Compass Bank, Birmingham
                      LOC), 3.210%, 5/5/2005                                                                     1,455,000
       500,000        Dave White Chevrolet, Inc., (Series 1996), (Huntington National Bank,
                      Columbus, OH LOC), 3.290%, 5/5/2005                                                         500,000
      2,000,000   (2) HBOS Treasury Services PLC, 2.900%, 5/20/2005                                              2,000,000
      3,000,000       HBOS Treasury Services PLC, 3.080%, 6/24/2005                                              3,000,000
      2,000,000       Royal Bank of Scotland PLC, Edinburgh, 2.840%, 5/9/2005                                    1,999,935
      2,500,000       Wells Fargo & Co., 2.920%-3.020%, 5/3/2005-5/16/2005                                       2,500,000
       260,000        White Brothers Properties, (Series 1996), (Huntington National Bank,
                      Columbus, OH LOC), 3.290%, 5/5/2005                                                         260,000
                         TOTAL                                                                                   11,714,935
                      Brokerage--4.5%
      2,000,000   (2) Merrill Lynch & Co., Inc., 3.060%, 5/11/2005                                               2,000,000
      3,000,000       Morgan Stanley, 3.015%, 5/2/2005                                                           3,000,000
                         TOTAL                                                                                   5,000,000
                      Finance - Commercial--8.2%
      6,000,000   (2) Compass Securitization LLC, 2.900% - 2.920%, 5/16/2005 - 5/17/2005                         5,999,859
      3,000,000       GE Capital Assurance Co., (Guaranteed by General Electric Capital Corp.),
                      2.875%, 5/9/2005                                                                           3,000,000
                         TOTAL                                                                                   8,999,859
                      Finance - Securities--3.6%
      3,000,000   (2) K2 (USA) LLC, (Guaranteed by K2 Corp.), 2.904%, 5/16/2005                                  2,999,975
      1,000,000   (2) Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 2.904%, 5/16/2005                 999,991
                         TOTAL                                                                                   3,999,966
                      Government Agency--9.2%
     10,070,000       Direct One Funding Corp., (Series 2000), (Sexton Properties), (Federal
                      National Mortgage Association LOC), 3.130%, 5/5/2005                                       10,070,000
                      Insurance--8.2%
      1,000,000       AEGON NV, 2.990%, 5/13/2005                                                                1,000,060
      5,000,000       Monumental Life Insurance Co., 3.280%, 5/1/2005                                            5,000,000
      1,000,000   (2) Pacific Life Global Funding, 2.860%, 5/4/2005                                              1,000,039
      2,000,000       Travelers Insurance Co., 3.020%, 6/3/2005                                                  2,000,000
                         TOTAL                                                                                   9,000,099
                         TOTAL NOTES - VARIABLE                                                                  48,784,859

                      REPURCHASE AGREEMENT--10.0%
     10,990,000       Interest in $1,600,000,000 joint repurchase agreement with Countrywide
                      Securities Corp., 2.970%, dated 4/29/2005, to be repurchased at $10,992,720 on 5/2/2005, collateralized by U.S. Government Agency Obligations and a U.S.
                      Treasury Obligation with various maturities to 5/25/2035, collateral market
                      value $1,639,519,742                                                                       10,990,000
                         TOTAL INVESTMENTS --- 99.9%
                            (AT AMORTIZED COST)(4)                                                              110,047,584
                         OTHER ASSETS AND LIABILITIES --- NET --- 0.1%                                             59,242
                         TOTAL NET ASSETS --- 100%                                                       $      110,106,826

====================================================================================================================================

    1      Discount rate at time of purchase or the coupon for interest bearing issues.
    2      Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of
           1933.  These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.  At April 30, 2005, these securities amounted to $35,326,112 which represents 32.1% of total net assets.
    3      Floating rate note with current rate and next reset date shown.
    4      Also represents cost for federal tax purposes.

     Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

     Investment Valuation The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.

      The following acronym is used throughout this portfolio:

     LOC               --Letter of Credit


FEDERATED MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)


      Principal
       Amount                                                                                                      Value

                     SHORT-TERM MUNICIPALS--101.0%(1)
                     Alabama--12.1%
 $     600,000       Alabama HFA Multi-Family Housing, (Series 2003A) Weekly VRDNs (Lakeshore
                     Crossing Apartments Ltd.)/(Compass Bank, Birmingham LOC)                          $          600,000
       150,000       Alabama HFA Multi-Family Housing, (Series 2004A: Phoenix Apartments) Weekly
                     VRDNs (Phoenix Arts LLC)/(Union Planters Bank, N.A., Memphis, TN LOC)                        150,000
       275,000       Birmingham, AL IDA, (Series 1997) Weekly VRDNs (Millcraft, AL, Inc.)/(Regions
                     Bank, Alabama LOC)                                                                           275,000
       200,000       North Sumter, AL Solid Waste Disposal Authority, (Series 2003: Emelle) Weekly
                     VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC)                                      200,000
       880,000       St. Clair County, AL IDB, (Series 1993) Weekly VRDNs (Ebsco Industries,
                     Inc.)/(National Australia Bank Ltd., Melbourne LOC)                                          880,000
                         TOTAL                                                                                   2,105,000
                     Arkansas--5.8%
       500,000       Arkansas Development Finance Authority, (Series 1999B) Weekly VRDNs (Riceland
                     Foods, Inc.)/(BNP Paribas SA LOC)                                                            500,000
       500,000       Arkansas Development Finance Authority, (Series 1995) Weekly VRDNs (Paco
                     Steel & Engineering Corp.)/(J.P. Morgan Chase Bank, N.A. LOC)                                500,000
                         TOTAL                                                                                   1,000,000
                     California--4.2%
       470,000       California PCFA, (Series 2002A) Weekly VRDNs (SANCO Services, LP)/(Union Bank
                     of California LOC)                                                                           470,000
       260,000       California PCFA, (Series 2005A) Weekly VRDNs (Napa Recycling & Waste
                     Services, LLC)/(Union Bank of California LOC)                                                260,000
                         TOTAL                                                                                    730,000
                     District Of Columbia--1.2%
       200,000       District of Columbia, Enterprise Zone Revenue Bonds (Series 2004) Weekly
                     VRDNs (NJA Hotel LLC)/(Bank of Scotland, Edinburgh LOC)                                      200,000
                     Georgia--5.5%
       200,000       Fayette County, GA, (Series 1998) Weekly VRDNs (Gardner Denver Machinery,
                     Inc.)/
                     ------------------------------------------------------------------------------
                     (National City Bank, Michigan/Illinois LOC)                                                  200,000
       750,000       Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.)                             750,000
                         TOTAL                                                                                    950,000
                     Illinois--5.2%
       700,000       Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds
                     (Series 2004 C-3) Weekly VRDNs (Federal Home Loan Bank of Chicago LIQ)                       700,000
       200,000       Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Mangel BG
                     Investments LLC)/(Lasalle Bank, N.A. LOC)                                                    200,000
                         TOTAL                                                                                    900,000
                     Indiana--2.2%
       381,000       Crawfordsville, IN EDA, (Series 1995: Shady Knoll III Apartments) Weekly
                     VRDNs (Pedcor Investments-1994-XXII LP)/(Federal Home Loan Bank of
                     Indianapolis LOC)                                                                            381,000
                     Kentucky--4.8%
       200,000       Graves County, KY, (Series 1988) Weekly VRDNs (Seaboard Farms)/(U.S. Bank, NA
                     LOC)                                                                                         200,000
       350,000       Kenton County, KY, (Series 1999) Weekly VRDNs (Packaging Un-limited of
                     Northern Kentucky, Inc.)/(National City Bank, Kentucky LOC)                                  350,000
       275,000       Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Fifth Third Bank, Cincinnati
                     LOC)                                                                                         275,000
                         TOTAL                                                                                    825,000
                     Maine--2.3%
       200,000       Biddeford, ME, (Series 2000) Weekly VRDNs (Volk Packaging)/(Comerica Bank LOC)               200,000
       200,000       Biddeford, ME Weekly VRDNs (DK Associates & Volk Packaging)/(Comerica Bank
                     LOC)                                                                                         200,000
                         TOTAL                                                                                    400,000
                     Massachusetts--9.2%
      1,600,000      Massachusetts Development Finance Agency, (Series 2003) Weekly VRDNs (Boston
                     College High School)/(Citizens Bank of Massachusetts LOC)                                   1,600,000
                     Michigan--0.9%
       150,000       Mississippi Business Finance Corp., (Series 1999) VRDNs (Polks Meat Products,
                     Inc.)/(Union Planters Bank, N.A., Memphis, TN LOC)                                           150,000
                     Minnesota--2.7%
       475,000       Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone
                     Arch Apartments)/(Lasalle Bank, N.A. LOC)                                                    475,000
                     Nevada--1.4%
       250,000       Clark County, NV Industrial Development Revenue Board, (Series 2003A) Weekly
                     VRDNs (Southwest Gas Corp.)/(Fleet National Bank LOC)                                        250,000
                     New Hampshire--1.4%
       250,000       New Hampshire Business Finance Authority, PCR Bonds (Series A), 2.48% CP (New
                     England Power Co.), Mandatory Tender 6/16/2005                                               250,000
                     New Jersey--1.4%
       250,000       Wenonah, NJ, 3.75% BANs, 3/31/2006                                                           251,782
                     Ohio--1.2%
       200,000       Ohio State Water Development Authority, (Series 2002) Weekly VRDNs (PEL
                     Technologies LLC)/(Key Bank, N.A. LOC)                                                       200,000
                     Oklahoma--2.0%
       350,000       Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(J.P. Morgan Chase
                     Bank, N.A. LOC)                                                                              350,000
                     Pennsylvania--2.2%
       275,000       Northampton County, PA IDA, (Series 1997) Weekly VRDNs (Ultra-Poly
                     Corp.)/(PNC Bank, N.A. LOC)                                                                  275,000
       100,000       Pennsylvania State Higher Education Assistance Agency, (Series 2002 A) Weekly
                     VRDNs (FSA INS)/(Bayerische Landesbank Girozentrale, Lloyds TSB Bank PLC,
                     London, State Street Bank and Trust Co. and WestLB AG (Guaranteed) LIQs)                     100,000
                         TOTAL                                                                                    375,000
                     South Carolina--2.3%
       200,000       Berkeley County, SC IDB, (Series 1996A) Weekly VRDNs (Nucor Corp.)                           200,000
       200,000       South Carolina Jobs-EDA, (Series 1996) Weekly VRDNs (PVC Container Corp.
                     Project)/(PNC Bank, N.A. LOC)                                                                200,000
                         TOTAL                                                                                    400,000
                     Tennessee--5.0%
       150,000       Dickson, TN Health and Educational Facilities Board, Autumn Park Apartments
                     (Series 1999) Weekly VRDNs (Tennessee Partners XII LP)/(Union Planters Bank,
                     N.A., Memphis, TN LOC)                                                                       150,000
       275,000       Tullahoma, TN IDB, (Series 1995) Weekly VRDNs (Rock-Tenn Converting
                     Co.)/(SunTrust Bank LOC)                                                                     275,000
       445,000       Wilson County, TN Health and Educational Facilities Board, Forest View
                     Apartments (Series 2003) Weekly VRDNs (Forest View LP)/(Amsouth Bank N.A.,
                     Birmingham, AL LOC)                                                                          445,000
                         TOTAL                                                                                    870,000
                     Texas--13.2%
       475,000       Gulf Coast, TX Waste Disposal Authority, (Series 1996) Daily VRDNs (BP Amoco
                     Corp)                                                                                        475,000
       200,000       Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds
                     (Series 1999) Weekly VRDNs (Air Products & Chemicals, Inc.)                                  200,000
       750,000       Harris County, TX HFDC, (Series 2002) Daily VRDNs (Methodist Hospital, Harris
                     County, TX)                                                                                  750,000
       270,000       Houston, TX Housing Finance Corp., (Series 2005) Weekly VRDNs (Fairlake Cove
                     Apartments)/(Citibank NA, New York LOC)                                                      270,000
       600,000       Texas State Department of Housing & Community Affairs, Addison Park
                     Apartments (Series 2004) Weekly VRDNs (Arlington Partners LP)/(Compass Bank,
                     Birmingham LOC)                                                                              600,000
                         TOTAL                                                                                   2,295,000
                     Virginia--10.1%
       650,000       Campbell County, VA IDA Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America
                     N.A. LOC)                                                                                    650,000
      1,100,000      Loudoun County, VA IDA, (Series 2001) Daily VRDNs (Atlantic Coast
                     Airlines)/(Wachovia Bank N.A. LOC)                                                          1,100,000
                         TOTAL                                                                                   1,750,000
                     Washington--1.2%
       200,000       Seattle, WA Housing Authority, (Series 2003) Weekly VRDNs (High Point North
                     LP)/(Bank of America N.A. LOC)                                                               200,000
                     West Virginia--2.3%
       400,000       Grant County, WV County Commission, PCR (Series 1994), 2.45% CP (Virginia
                     Electric & Power Co.), Mandatory Tender 5/18/2005                                            400,000
                     Wisconsin--1.2%
       200,000       Grand Chute, WI, (Series 2000A) Weekly VRDNs (Pacon Corp.)/(U.S. Bank, NA LOC)               200,000
                         TOTAL MUNICIPAL INVESTMENTS--101.0%
                     ------------------------------------------------------------------------------
                         (AT AMORTIZED COST) (2)                                                                17,507,782
                         OTHER ASSETS AND LIABILITIES--NET-- (1.0)%                                                (166,881)
                         TOTAL NET ASSETS--100%                                                         $        17,340,901

==========================================================================================================================
           Securities that are subject to the federal alternative minimum tax (AMT) represent 82.9% of the portfolio as calculated based upon total portfolio market value.

    1      The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by
           Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings are all considered rated in one of the two highest short-term rating categories.

           Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.  Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities.  The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a
           First or Second Tier security.
           At April 30, 2005, the portfolio securities were rated as follows:
           Tier Rating Based on Total Market Value (Unaudited)
           First Tier   Second Tier
           ------------ -------------
           ------------ -------------
           97.70%       2.30%
           ------------ -------------

    2      Also represents cost for federal tax purposes.

     Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

     Investment Valuation The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

The following acronyms are used throughout this portfolio:

BANs              --Bond Anticipation Notes
CP                --Commercial Paper
EDA               --Economic Development Authority
FSA               --Financial Security Assurance
HFA               --Housing Finance Authority
HFDC              --Health Facility Development Corporation
IDA               --Industrial Development Authority
IDB               --Industrial Development Bond
INS               --Insured
LIQ               --Liquidity Agreement
LOC               --Letter of Credit
PCR               --Pollution Control Revenue
PCFA              --Pollution Control Finance Authority
VRDNs             --Variable Rate Demand Notes


FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)


      Principal
        Amount                                                                                                    Value

                      GOVERNMENT AGENCIES--38.1%
 $    1,000,000   (1) Federal Home Loan Bank System Discount Note, 2.428%, 5/18/2005                   $        998,853
      7,000,000   (2) Federal Home Loan Bank System Floating Rate Notes, 2.633% - 2.880%, 5/2/2005
                      - 6/13/2005                                                                               6,995,517
      1,000,000       Federal Home Loan Bank System Note, 1.500%, 5/4/2005                                      1,000,000
      14,914,000  (1) Federal Home Loan Mortgage Corp. Discount Notes, 2.320% - 3.215%, 5/3/2005 -
                      9/27/2005                                                                                 14,835,755
      6,000,000   (2) Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.725% - 2.925%,
                      5/7/2005 - 6/9/2005                                                                       6,000,000
      1,640,000       Federal Home Loan Mortgage Corp. Notes, 1.875% - 5.250%, 1/15/2006 - 2/15/2006            1,642,784
      4,000,000   (1) Federal National Mortgage Association Discount Notes, 2.890% - 2.910%,
                      6/15/2005 - 8/17/2005                                                                     3,975,315
      13,000,000  (2)  Federal National Mortgage Association Floating Rate Notes, 2.790% - 2.947%,
                      5/2/2005 - 6/9/2005                                                                       12,996,822
      1,500,000       Federal National Mortgage Association Notes, 1.360% - 1.810%, 5/3/2005 -
                      5/27/2005                                                                                 1,500,000
                          TOTAL GOVERNMENT AGENCIES                                                             49,945,046

                      REPURCHASE AGREEMENTS--62.2%
      4,523,000       Interest in $2,000,000,000 joint repurchase agreement with BNP Paribas
                      Securities Corp., 2.860%, dated 4/29/2005 to be repurchased at $4,524,078 on
                      5/2/2005, collateralized by U.S. Treasury Obligations with various maturities
                      to 11/15/2028, collateral market value $2,040,000,707                                     4,523,000
      13,000,000      Interest in $1,800,000,000 joint repurchase agreement with Citigroup Global
                      Markets, Inc., 3.050%, dated 4/29/2005 to be repurchased at $13,003,304 on
                      5/2/2005, collateralized by U.S. Government Agency Obligations with various
                      maturities to 5/25/2035, collateral market value $1,850,438,784                           13,000,000
      5,000,000   (3) Interest in $455,000,000 joint repurchase agreement with Credit Suisse First
                      Boston Corp., 3.000%, dated 3/29/2005 to be repurchased at $5,038,333 on
                      6/30/2005, collateralized by U.S. Government Agency Obligations with various
                      maturities to 3/1/2035, collateral market value $466,476,894                              5,000,000
      4,000,000   (3) Interest in $450,000,000 joint repurchase agreement with Deutsche Bank
                      Securities, Inc., 2.950%, dated 4/11/2005 to be repurchased at $4,019,339 on
                      6/10/2005, collateralized by U.S. Government Agency Obligations with various
                      maturities to 1/25/2035, collateral market value $462,377,070                             4,000,000
      4,000,000   (3) Interest in $500,000,000  joint repurchase agreement with Deutsche Bank
                      Securities, Inc., 3.010%, dated 4/11/2005 to be repurchased at $4,030,434  on
                      7/11/2005, collateralized by U.S. Government Agency Obligations with various
                      maturities to 2/25/2035, collateral market value $512,694,269                             4,000,000
      26,000,000      Interest in $1,065,000,000 joint repurchase agreement with J.P. Morgan
                      Securities, Inc., 2.980%, dated 4/29/2005 to be repurchased at $26,006,457 on
                      5/2/2005, collateralized by U.S. Government Agency Obligations with various
                      maturities to 11/1/2034, collateral market value $1,086,305,697                           26,000,000
      17,000,000      Interest in $1,000,000,000 joint repurchase agreement with Morgan Stanley &
                      Co., Inc., 2.970%, dated 4/29/2005 to be repurchased at $17,004,208 on
                      5/2/2005, collateralized by U.S. Government Agency Obligations with various
                      maturities to 12/1/2034, collateral market value $1,028,885,134                           17,000,000
      5,000,000   (3) Interest in $750,000,000 joint repurchase agreement with UBS Securities LLC,
                      2.790%, dated 4/1/2005 to be repurchased at $5,011,238 on 5/3/2005, collateralized by U.S. Government Agency Obligations with various maturities
                      to 3/15/2035, collateral market value $772,501,332                                        5,000,000
      3,000,000   (3) Interest in $500,000,000 joint repurchase agreement with UBS Securities LLC,
                      2.810%, dated 4/5/2005 to be repurchased at $3,007,025 on 5/5/2005, collateralized by U.S. Government Agency Obligations with various maturities
                      to 3/25/2035, collateral market value $515,001,370                                        3,000,000
                          TOTAL REPURCHASE AGREEMENTS                                                           81,523,000
                          TOTAL INVESTMENTS - 100.3%
                      ==============================================================================
                          (AT AMORTIZED COST)(4)                                                               131,468,046
                          OTHER ASSETS AND LIABILITIES - NET - (0.3)%                                           (410,058)
                          TOTAL NET ASSETS - 100%                                                       $      131,057,988

==========================================================================================================================
    1      Discount rate at time of purchase.
    2      Floating rate note with current rate and next reset date shown.
    3      Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.
    4      Also represents cost for federal tax purposes.

     Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

     Investment Valuation The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.



GOVERNMENT OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)

      Principal
        Amount                                                                                                    Value

                     GOVERNMENT AGENCIES--51.7%
 $    41,000,000  (1)Federal Home Loan Bank System Discount Note, 2.428%, 5/18/2005                   $         40,952,991
     398,000,000  (2)Federal Home Loan Bank System Floating Rate Notes, 2.633% - 2.880%, 5/2/2005
                     - 6/13/2005                                                                               397,757,252
      68,000,000     Federal Home Loan Bank System Notes, 1.500% - 2.500%, 5/4/2005 - 2/24/2006                 67,965,534
     940,383,000  (1)Federal Home Loan Mortgage Corp. Discount Notes, 2.320% - 3.215%, 5/3/2005 -
                     9/27/2005                                                                                 934,685,245
     432,900,000  (2)Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.725% - 2.925%,
                     5/7/2005 - 6/9/2005                                                                       432,907,568
      47,000,000     Federal Home Loan Mortgage Corp. Notes, 1.875% - 5.250%, 1/15/2006 -
                     2/23/2006                                                                                  46,900,868
     415,000,000  (1)Federal National Mortgage Association Discount Notes, 2.890% - 2.910%,
                     6/15/2005 - 8/17/2005                                                                     413,039,613
    1,182,000,000 (2)Federal National Mortgage Association Floating Rate Notes, 2.640% - 2.970%,
                     5/2/2005 - 6/9/2005                                                                      1,181,642,066
     109,500,000     Federal National Mortgage Association Notes, 1.360% - 1.850%, 5/3/2005 -
                     6/3/2005                                                                                  109,500,000
     263,895,500  (2)Housing and Urban Development Floating Rate Note, 3.300%, 5/1/2005                        263,895,500
                          TOTAL GOVERNMENT AGENCIES                                                           3,889,246,637

                     REPURCHASE AGREEMENTS--48.2%
     352,134,000     Interest in $2,000,000,000 joint repurchase agreement with BNP Paribas
                     Securities Corp., 2.860%, dated 4/29/2005 to be repurchased at $352,217,925 on 5/2/2005, collateralized by U.S. Treasury Obligations with various
                     maturities to 2/15/2026, collateral market value $2,040,000,707                           352,134,000
     110,000,000     Interest in $110,000,000 joint repurchase agreement with BNP Paribas
                     Securities Corp., 2.970%, dated 4/29/2005 to be repurchased at $110,027,225 on 5/2/2005, collateralized by U.S. Government Agency Obligations with
                     various maturities to 5/1/2035, collateral market value $112,777,245                      110,000,000
     200,000,000     Interest in $200,000,000 joint repurchase agreement with Barclays Capital,
                     Inc., 2.970%, dated 4/29/2005 to be repurchased at $200,049,500 on 5/2/2005, collateralized by U.S. Government Agency Obligations and U.S. Treasury
                     Obligations with various maturities to 5/1/2035, collateral market value
                     $205,179,545                                                                              200,000,000
     209,391,000     Interest in $2,000,000,000 joint repurchase agreement with Barclays Capital,
                     Inc., 2.970%, dated 4/29/2005 to be repurchased at $209,442,824 on 5/2/2005, collateralized by U.S. Government Agency Obligations with various maturities
                     to 3/15/2031, collateral market value $2,040,000,448                                      209,391,000
     350,000,000     Interest in $1,800,000,000 joint repurchase agreement with Citigroup Global
                     Markets, Inc., 3.050%, dated 4/29/2005 to be repurchased at $350,088,958 on
                     5/2/2005, collateralized by U.S. Government Agency Obligations with various
                     maturities to 5/25/2035, collateral market value $1,850,438,784                           350,000,000
      76,139,000     Interest in $1,600,000,000 joint repurchase agreement with Countrywide
                     Securities Corp., 2.970%, dated 4/29/2005 to be repurchased at $76,157,844 on 5/2/2005, collateralized by U.S. Government Agency Obligations and U.S.
                     Treasury Obligations with various maturities to 5/25/2035, collateral market
                     value $1,639,519,742                                                                       76,139,000
     119,000,000  (3)Interest in $455,000,000 joint repurchase agreement with Credit Suisse First
                     Boston Corp., 3.000%, dated 3/29/2005 to be repurchased at $119,912,333 on
                     6/30/2005, collateralized by U.S. Government Agency Obligations with various
                     maturities to 3/1/2035, collateral market value $466,476,894                              119,000,000
     200,000,000  (3)Interest in $450,000,000 joint repurchase agreement with Deutsche Bank
                     Securities, Inc., 2.950%, dated 4/11/2005 to be repurchased at $200,966,944 on 6/10/2005, collateralized by U.S. Government Agency Obligations with
                     various maturities to 1/25/2035, collateral market value $462,377,070                     200,000,000
     216,000,000  (3)Interest in $500,000,000 joint repurchase agreement with Deutsche Bank
                     Securities, Inc., 3.010%, dated 4/11/2005 to be repurchased at $217,643,460 on 7/11/2005, collateralized by U.S. Government Agency Obligations with
                     various maturities to 2/25/2035, collateral market value $512,694,269                     216,000,000
     365,000,000     Interest in $1,065,000,000 joint repurchase agreement with J.P. Morgan
                     Securities, Inc., 2.980%, dated 4/29/2005 to be repurchased at $365,090,642 on 5/2/2005, collateralized by U.S. Government Agency Obligations with
                     various maturities to 11/1/2034, collateral market value $1,086,305,697                   365,000,000
     400,000,000     Interest in $500,000,000 joint repurchase agreement with Morgan Stanley &
                     Co., Inc., 2.960%, dated 4/29/2005 to be repurchased at $400,098,667 on
                     5/2/2005, collateralized by a U.S. Government Agency Obligation with a
                     maturity to 4/1/2035, collateral market value $513,840,471                                400,000,000
     100,000,000  (3)Interest in $750,000,000 joint repurchase agreement with UBS Securities LLC,
                     2.790%, dated 4/1/2005, to be repurchased at $100,224,750 on  5/3/2005, collateralized by U.S. Government Agency Obligations with various maturities
                     to 3/15/2035, collateral market value $772,501,332                                        100,000,000
      60,000,000     Interest in $135,000,000 joint repurchase agreement with UBS Securities LLC,
                     2.810%, dated 4/29/2005 to be repurchased at $60,014,050 on 5/2/2005, collateralized by U.S. Government Agency Obligations with various maturities
                     to 12/15/2017, collateral market value $137,702,877                                        60,000,000
     375,000,000  (3)Interest in $500,000,000 joint repurchase agreement with UBS Securities LLC,
                     2.810%, dated 4/5/2005, to be repurchased at $375,878,125 on 5/5/2005, collateralized by U.S. Government Agency Obligations with various maturities
                     to 3/25/2035, collateral market value $515,001,370                                        375,000,000
     500,000,000     Interest in $1,000,000,000 joint repurchase agreement with UBS Securities
                     LLC, 2.960%, dated 4/29/2005 to be repurchased at $500,123,333 on 5/2/2005, collateralized by U.S. Government Agency Obligations with various maturities
                     to 5/25/2035, collateral market value $1,030,003,984                                      500,000,000
                          TOTAL REPURCHASE AGREEMENTS                                                         3,632,664,000
                          TOTAL INVESTMENTS----99.9% (AT AMORTIZED COST)(4)                                   7,521,910,637
                          OTHER ASSETS AND LIABILITIES---NET--0.1%                                               3,865,215
                          TOTAL NET ASSETS----100%                                                    $       7,525,775,852

====================================================================================================================================

    1      Discount rate at time of purchase.
    2      Floating rate note with current rate and next reset date shown.
    3      Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.
    4      Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

Investment  Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.



GOVERNMENT OBLIGATIONS TAX MANAGED FUND
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)

      Principal
        Amount                                                                                                     Value

                      GOVERNMENT AGENCIES--101.0%
 $    87,000,000  (1)  Federal Farm Credit System Discount Notes, 2.770% - 2.920%, 6/17/2005 -
                      7/11/2005                                                                          $       86,620,052
     997,025,000  (2)  Federal Farm Credit System Floating Rate Notes, 2.760% - 3.010%, 5/3/2005 -
                      7/6/2005                                                                                  996,832,633
      5,000,000       Federal Farm Credit System Note, 1.700%, 8/4/2005                                          4,984,248
    1,475,840,000 (1)  Federal Home Loan Bank System Discount Notes, 2.506% - 3.190%, 5/2/2005 -
                      9/26/2005                                                                                1,472,122,638
     147,000,000  (2)  Federal Home Loan Bank System Floating Rate Notes, 2.633% - 2.975%,
                      5/16/2005 - 6/28/2005                                                                     146,921,586
      84,330,000      Federal Home Loan Bank System Notes, 1.500% - 7.250%, 5/4/2005 - 3/15/2006                 84,251,139
                           TOTAL INVESTMENTS - 101.0%
                           (AT AMORTIZED COST)(3)                                                              2,791,732,296
                           OTHER ASSETS AND LIABILITIES - NET - (1.0)%                                          (28,241,641)
                           TOTAL NET ASSETS - 100%                                                       $     2,763,490,655

====================================================================================================================================

    1      Discount rate at time of purchase.
    2      Floating rate note with current rate and next reset date shown.
    3      Also represents cost for federal tax purposes.

     Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

Investment Valuation

     The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.



LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)

      Principal
        Amount                                                                                                     Value

                      GOVERNMENT AGENCIES--42.8%
 $    1,500,000   (1) Federal Home Loan Bank System Discount Note, 2.430%, 5/18/2005                     $       1,498,279
      13,000,000  (2) Federal Home Loan Bank System Floating Rate Notes, 2.633% - 2.875%, 5/2/2005 -
                      6/12/2005                                                                                  12,993,012
      5,000,000       Federal Home Loan Bank System Notes, 1.500% - 2.500%, 5/4/2005 - 2/24/2006                 4,987,075
      36,900,000  (1) Federal Home Loan Mortgage Corp. Discount Notes, 2.320% - 3.215%, 5/3/2005 -
                      9/27/2005                                                                                  36,671,979
      16,500,000  (2) Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.725% - 2.925%,
                      5/7/2005 - 6/9/2005                                                                        16,500,000
      1,000,000       Federal Home Loan Mortgage Corp. Note, 5.250%, 1/15/2006                                   1,011,180
      8,000,000   (1) Federal National Mortgage Association Discount Notes, 2.890% - 2.910%,
                      6/15/2005 - 8/17/2005                                                                      7,955,747
      61,000,000  (2) Federal National Mortgage Association Floating Rate Notes, 2.640% - 3.005%,
                      5/3/2005 - 7/6/2005                                                                        60,984,259
      5,500,000       Federal National Mortgage Association Notes, 1.360% - 1.850%, 5/3/2005 -
                      6/3/2005                                                                                   5,500,000
                           TOTAL GOVERNMENT AGENCIES                                                            148,101,531

                      REPURCHASE AGREEMENTS--57.2%
      17,034,000      Interest in $2,000,000,000 joint repurchase agreement with BNP Paribas
                      Securities Corp., 2.860%, dated 4/29/2005 to be repurchased at $17,038,060 on
                      5/2/2005, collateralized by U.S. Treasury Obligations with various maturities
                      to 11/15/2028, collateral market value $2,040,000,707                                      17,034,000
      34,000,000      Interest in $1,800,000,000 joint repurchase agreement with Citigroup Global
                      Markets, Inc., 3.050%, dated 4/29/2005 to be repurchased at $34,008,642 on
                      5/2/2005, collateralized by U.S. Government Agency Obligations with various
                      maturities to 5/25/2035, collateral market value $1,850,438,784                            34,000,000
      15,000,000  (3) Interest in $455,000,000 joint repurchase agreement with Credit Suisse First
                      Boston Corp., 3.000%, dated 3/29/2005 to be repurchased at $15,115,000 on
                      6/30/2005, collateralized by U.S. Government Agency Obligations with various
                      maturities to 3/1/2035, collateral market value $466,476,894                               15,000,000
      9,000,000   (3) Interest in $450,000,000 joint repurchase agreement with Deutsche Bank
                      Securities, Inc., 2.950%, dated 4/11/2005 to be repurchased at $9,043,513 on
                      6/10/2005, collateralized by U.S. Government Agency Obligations with various
                      maturities to 1/25/2035, collateral market value $462,377,070                              9,000,000
      10,000,000  (3) Interest in $500,000,000 joint repurchase agreement  with Deutsche Bank
                      Securities, Inc., 3.010%, dated 4/11/2005 to be repurchased at $10,076,086 on
                      7/11/2005, collateralized by U.S. Government Agency Obligations with various
                      maturities to 2/25/2035, collateral market value $512,694,269                              10,000,000
      69,000,000      Interest in $1,065,000,000 joint repurchase agreement with J.P. Morgan
                      Securities, Inc., 2.980%, dated 4/29/2005 to be repurchased at $69,017,135 on
                      5/2/2005, collateralized by U.S. Government Agency Obligations with various
                      maturities to 11/1/2034, collateral market value $1,086,305,697                            69,000,000
      23,000,000      Interest in $1,000,000,000 joint repurchase agreement with Morgan Stanley &
                      Co., Inc., 2.970%, dated 4/29/2005 to be repurchased at $23,005,693 on
                      5/2/2005, collateralized by U.S. Government Agency Obligations with various
                      maturities to 12/1/2034, collateral market value $1,028,885,134                            23,000,000
      20,000,000  (3) Interest in $750,000,000 joint repurchase agreement with UBS Securities LLC,
                      2.790%, dated 4/1/2005 to be repurchased at $20,044,950 on 5/3/2005, collateralized by U.S. Government Agency Obligations with various maturities
                      to 3/15/2035, collateral market value $772,501,332                                         20,000,000
      1,000,000   (3) Interest in $500,000,000 joint repurchase agreement with UBS Securities LLC,
                      2.810%, dated 4/5/2005 to be repurchased at $1,002,342 on 5/5/2005, collateralized by U.S. Government Agency Obligations with various maturities
                      to 3/25/2035, collateral market value $515,001,370                                         1,000,000
                           TOTAL REPURCHASE AGREEMENTS                                                          198,034,000
                           TOTAL INVESTMENTS -
                           100.0%
                           (AT AMORTIZED COST)(4)                                                               346,135,531
                           OTHER ASSETS AND LIABILITIES - 0.0%                                                    125,264
                           TOTAL NET ASSETS - 100%                                                       $      346,260,795

    1      Discount rate at time of purchase.
    2      Floating rate note with current rate and next reset date shown.
    3      Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.
    4      Also represents cost for federal tax purposes.

====================================================================================================================================

Investment Valuation

     The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


     Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.



LIQUID CASH TRUST
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)


       Principal
        Amount                                                                                                     Value

                      REPURCHASE AGREEMENTS--100.0%
 $    13,462,000      Interest in $2,000,000,000 joint repurchase agreement with BNP Paribas
                      Securities Corp., 2.860%, dated 4/29/2005 to be repurchased at $13,465,208 on
                      5/2/2005, collateralized by U.S. Treasury Obligations with various maturities
                      to 11/15/2028, collateral market value $2,040,000,707                             $       13,462,000
      20,000,000      Interest in $2,000,000,000 joint repurchase agreement with Barclays Capital,
                      Inc., 2.970%, dated 4/29/2005 to be repurchased at $20,004,950 on 5/2/2005, collateralized by U.S. Government Agency Obligations with various maturities
                      to 3/15/2031, collateral market value $2,040,000,448                                      20,000,000
      13,000,000      Interest in $1,800,000,000 joint repurchase agreement with Citigroup Global
                      Markets, Inc., 3.050%, dated 4/29/2005 to be repurchased at $13,003,304 on
                      5/2/2005, collateralized by U.S. Government Agency Obligations with various
                      maturities to 5/25/2035, collateral market value $1,850,438,784                           13,000,000
       9,000,000      Interest in $1,600,000,000 joint repurchase agreement with Countrywide
                      Securities Corp., 2.970%, dated 4/29/2005 to be repurchased at $9,002,228 on
                      5/2/2005, collateralized by U.S. Government Agency and Treasury Obligations
                      with various maturities to 5/25/2035, collateral market value $1,639,519,742               9,000,000
      20,000,000      Interest in $1,065,000,000 joint repurchase agreement with J.P. Morgan
                      Securities, Inc., 2.980%, dated 4/29/2005 to be repurchased at $20,004,967 on
                      5/2/2005, collateralized by U.S. Government Agency Obligations with various
                      maturities to 11/1/2034, collateral market value $1,086,305,697                           20,000,000
      20,000,000      Interest in $1,000,000,000 joint repurchase agreement with Morgan Stanley &
                      Co., Inc., 2.970%, dated 4/29/2005 to be repurchased at $20,004,950 on
                      5/2/2005, collateralized by U.S. Government Agency Obligations with various
                      maturities to 12/1/2034, collateral market value $1,028,885,134                           20,000,000
      20,000,000      Interest in $1,000,000,000 joint repurchase agreement with UBS Securities
                      LLC, 2.960%, dated 4/29/2005 to be repurchased at $20,004,933 on 5/2/2005, collateralized by U.S. Government Agency Obligations with various maturities
                      to 5/25/2035, collateral market value $1,030,003,984                                      20,000,000
                          TOTAL INVESTMENTS - 100.0%
                      ==============================================================================
                          (AT AMORTIZED COST)(1)                                                                115,462,000
                          OTHER ASSETS AND LIABILITIES - NET-- 0.0%                                              (42,261)
                          TOTAL NET ASSETS - 100%                                                       $       115,419,739

====================================================================================================================================
    1      Also represents cost for federal tax purposes.



Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company
Act of 1940, as amended.


Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.



MONEY MARKET MANAGEMENT
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)

      Principal
        Amount                                                                                                     Value

                      ASSET-BACKED SECURITIES--3.0%
                      Finance - Automotive--1.2%
 $     168,381        Nissan Auto Lease Trust 2004-A, Class A1, 2.105%, 10/17/2005                       $        168,381
       372,805        Volkswagen Auto Lease Trust 2005-A, Class A1, 2.985%, 3/20/2006                             372,805
                           TOTAL                                                                                  541,186
                      Finance - Equipment--1.8%
       304,388        CNH Equipment Trust 2004-A, Class A1, 2.009%, 10/14/2005                                    304,388
       458,395        CNH Equipment Trust 2005-A, Class A1, 3.080%, 4/7/2006                                      458,395
                           TOTAL                                                                                  762,783
                           TOTAL ASSET-BACKED SECURITIES                                                         1,303,969

                      CERTIFICATES OF DEPOSIT--11.3%
                      Banking--11.3%
       500,000        BNP Paribas SA, 2.775%, 7/7/2005                                                            500,005
      1,000,000       Dresdner Bank AG, Frankfurt, 2.800%, 5/10/2005                                             1,000,000
       500,000        Huntington National Bank, Columbus, OH, 2.830%, 7/11/2005                                   500,000
      1,000,000       Mercantile Safe Deposit & Trust Co., Baltimore, 2.580%, 6/9/2005                           1,000,000
      2,000,000       Washington Mutual Bank, F.A., 2.810% - 3.030%, 5/2/2005 - 6/29/2005                        2,000,000
                           TOTAL CERTIFICATES OF DEPOSIT                                                         5,000,005

                      COLLATERALIZED LOAN AGREEMENTS--6.8%
                      Banking--2.3%
      1,000,000       Greenwich Capital Markets, Inc., 3.125%, 5/2/2005                                          1,000,000
                      Brokerage--4.5%
      1,000,000       Lehman Brothers Holdings, Inc., 3.150%, 5/2/2005                                           1,000,000
      1,000,000       Merrill Lynch & Co., Inc., 3.150%, 5/2/2005                                                1,000,000
                           TOTAL                                                                                 2,000,000
                           TOTAL COLLATERALIZED LOAN AGREEMENTS                                                  3,000,000

                      COMMERCIAL PAPER---34.6%(1)
                      Banking--7.4%
      1,000,000       Bank of America Corp., 2.970%, 6/28/2005                                                    995,215
      1,500,000       HBOS Treasury Services PLC, 3.020%, 7/5/2005                                               1,491,821
       786,000    (2) Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 2.840%,
                      7/12/2005                                                                                   781,535
                           TOTAL                                                                                 3,268,571
                      Brokerage--2.3%
      1,000,000       Morgan Stanley, 3.080%, 7/18/2005                                                           993,327
                      Chemicals--0.9%
       400,000        Bayer Corp., (Bayer AG Support Agreement), 2.980%, 6/6/2005                                 398,808
                      Conglomerate--0.9%
       400,000        Textron Financial Corp., (Textron Inc. Support Agreement), 2.850%, 5/2/2005                 399,968
                      Entertainment--0.9%
       400,000        Walt Disney Co., 2.870%, 5/17/2005                                                          399,490
                      Finance - Automotive--7.7%
       400,000        DaimlerChrysler North America Holding Corp., 3.020%, 5/9/2005                               399,731
      2,000,000       FCAR Auto Loan Trust, (A1/P1 Series), 2.690% - 3.000%, 5/5/2005 - 6/15/2005                1,995,946
      1,000,000       New Center Asset Trust, (A1/P1 Series), 2.880%, 6/30/2005                                   995,200
                           TOTAL                                                                                 3,390,877
                      Finance - Commercial--8.4%
       746,000    (2) Amsterdam Funding Corp., 2.670%, 5/2/2005                                                   745,945
      1,000,000       CIT Group, Inc., 2.910%, 8/8/2005                                                           991,997
      1,000,000   (2) Edison Asset Securitization LLC, 3.050%, 8/9/2005                                           991,528
      1,000,000       General Electric Capital Corp., 3.000%, 6/28/2005 - 6/29/2005                               995,125
                           TOTAL                                                                                 3,724,595
                      Finance - Equipment--0.9%
       400,000        John Deere Credit Ltd., (Guaranteed by John Deere Capital Corp.), 2.890%,
                      5/2/2005                                                                                    399,968
                      Finance - Retail--2.3%
      1,000,000   (2) Chariot Funding LLC, 2.820%, 5/4/2005                                                       999,765
                      Finance - Securities--2.9%
      1,000,000   (2) Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 2.690%, 5/5/2005                    999,701
       300,000    (2) Georgetown Funding Co. LLC, 2.830%, 5/4/2005                                                299,929
                           TOTAL                                                                                 1,299,630
                           TOTAL COMMERCIAL PAPER                                                                15,274,999

                      CORPORATE BONDS--4.0%
                      Banking--1.4%
       611,000        Wells Fargo & Co., 7.250%, 8/24/2005                                                        618,380
                      Finance - Retail--1.9%
       500,000        Associates Corp. of North America, 6.625%, 6/15/2005                                        502,104
       325,000        Household Finance Corp., 8.000%, 5/9/2005                                                   325,332
                           TOTAL                                                                                  827,436
                      Homebuilding--0.7%
       300,000        Centex Corp., 9.750%, 6/15/2005                                                             302,366
                           TOTAL CORPORATE BONDS                                                                 1,748,182

                      GOVERNMENT AGENCIES--4.5%
                      Government Agency--4.5%
       500,000        Federal Home Loan Bank System, 1.500%, 5/4/2005                                             500,000
      1,500,000       Federal Home Loan Mortgage Corp., 2.925%, 9/9/2005                                         1,500,000
                           TOTAL GOVERNMENT AGENCIES                                                             2,000,000

                      LOAN PARTICIPATION--2.0%
                      Finance - Retail--2.0%
       900,000        Countrywide Home Loans, Inc., 2.850%, 5/3/2005                                              900,000

                      NOTES - VARIABLE---31.3%(3)
                      Banking--16.8%
       500,000    (2) HBOS Treasury Services PLC, 2.900%, 5/20/2005                                               500,000
      1,000,000       Kansas City, MO Tax Increment Financing Commission, President Hotel, (Insured
                      by MBIA Insurance Corp.), 3.114%, 5/5/2005                                                 1,000,000
      1,000,000   (2) MONET Trust, (Series 2000-1), (Dresdner Bank AG, Frankfurt Swap Agreement),
                      3.160%, 6/28/2005                                                                          1,000,000
      1,000,000       Royal Bank of Scotland PLC, Edinburgh, 2.840%, 5/9/2005                                     999,968
      1,000,000       Salvation Army, (Series 2004-A), (Bank of New York LOC), 3.060%, 5/5/2005                  1,000,000
      2,350,000       Stratford Properties LP, (Series 1998), (Manufacturers & Traders Trust Co.,
                      Buffalo, NY LOC), 3.150%, 5/3/2005                                                         2,350,000
       600,000        Taxable Floating Rate Notes, (Series 2002-H1), Becker, MN PCR, (Bank of New
                      York Swap Agreement), 3.190%, 5/4/2005                                                      600,000
                           TOTAL                                                                                 7,449,968
                      Finance - Commercial--2.2%
      1,000,000   (2) Compass Securitization LLC, 2.920%, 5/17/2005                                               999,975
                      Finance - Retail--2.3%
      1,000,000       AFS Insurance Premium Receivables Trust, (Series 1994-A), 3.509%, 5/16/2005                1,000,000
                      Finance - Securities--7.7%
      2,400,000   (2) K2 (USA) LLC, (Guaranteed by K2 Corp.), 2.903% - 3.015%, 5/16/2005 - 5/30/2005             2,399,887
      1,000,000   (2) Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 2.903%, 5/16/2005                 999,991
                           TOTAL                                                                                 3,399,878
                      Insurance--2.3%
      1,000,000       AEGON N.V., 2.990%, 5/13/2005                                                              1,000,060
                           TOTAL NOTES - VARIABLE                                                                13,849,881

                      REPURCHASE AGREEMENT--2.2%
       975,000        Interest in $1,600,000,000 joint repurchase agreement with Countrywide
                      Securities Corp., 2.970%, dated 4/29/2005 to be repurchased at $975,241 on
                      5/2/2005, collateralized by U.S. Government Agency Obligations with various
                      maturities to 5/25/2035, collateral market value $1,639,519,742                             975,000
                           TOTAL INVESTMENTS---99.7% (AT AMORTIZED COST)(4)                                      44,052,036
                           OTHER ASSETS AND LIABILITIES---NET---0.3%                                              153,541
                           TOTAL NET ASSETS---100%                                                       $       44,205,577

====================================================================================================================================

    1      Discount rate at the time of purchase, or the coupon for interest bearing issues.
    2      Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of
           1933. These securities, all of which have been deem liquid by criteria approved by the fund's Board of
           Directors, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.  At April 30, 2005, these securities amounted to $10,718,256 which represents
           24.2% of total net assets.
    3      Floating rate note with current rate and next reset date shown.
    4      Also represents cost for federal tax purposes.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company
Act of 1940, as amended.


Note:     The categories of investments are shown as a percentage of total net assets at April 30, 2005.



The following acronyms are used throughout this portfolio:

LOC               --Letter of Credit
PCR               --Pollution Control Revenue



MONEY MARKET TRUST
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)

      Principal
        Amount                                                                                                     Value

                      ASSET-BACKED SECURITIES--5.3%
                      Finance - Automotive--2.5%
 $     260,034        Ford Credit Auto Owner Trust 2005-A, Class A1, 2.620%, 9/15/2005                   $        260,034
      1,000,000       Ford Credit Auto Owner Trust 2005-B, Class A1, 3.150%, 12/15/2005                          1,000,000
        13,294        WFS Financial Owner Trust 2004-4, Class A1, 2.087%, 11/17/2005                               13,294
       500,000        WFS Financial Owner Trust 2005-2, Class A1, 3.136%, 4/17/2006                               500,000
                           TOTAL                                                                                 1,773,328
                      Finance - Equipment--1.8%
       328,370    (1) CIT Equipment Collateral 2004-DFS, Class A1, 2.009%, 10/20/2005                             328,370
       458,395        CNH Equipment Trust 2005-A, Class A1, 3.080%, 4/7/2006                                      458,395
       533,752    (1) GE Commercial Equipment Financing LLC, (Series 2004-A), Class A-1, 2.590%,
                      12/22/2005                                                                                  533,752
                           TOTAL                                                                                 1,320,517
                      Insurance--1.0%
       684,633        Onyx Acceptance Auto Owner Trust 2005-A, Class A1, (MBIA INS.), 2.849%,
                      3/15/2006                                                                                   684,633
                           TOTAL ASSET-BACKED SECURITIES                                                         3,778,478

                      CERTIFICATES OF DEPOSIT--18.5%
                      Banking--18.5%
      2,000,000       Compass Bank, Birmingham, 3.000%, 6/14/2005                                                2,000,000
      4,300,000       Huntington National Bank, Columbus, OH, 2.580% - 2.730%, 5/9/2005 - 6/1/2005               4,300,000
      1,000,000       Mercantile Safe Deposit & Trust Co., Baltimore, 2.580%, 6/9/2005                           1,000,000
      2,000,000       PNC Bank, N.A., 2.865%, 6/17/2005                                                          1,999,984
      2,000,000       Regions Bank, Alabama, 3.130%, 8/8/2005                                                    2,000,000
      2,000,000       SunTrust Bank, 2.680%, 5/3/2005                                                            2,000,000
                           TOTAL CERTIFICATES OF DEPOSIT                                                         13,299,984

                      COLLATERALIZED LOAN AGREEMENTS--2.8%
                      Brokerage--2.8%
      2,000,000       Merrill Lynch & Co., Inc., 3.150%, 5/2/2005                                                2,000,000

                      COMMERCIAL PAPER---28.8%(2)
                      Banking--6.2%
      1,465,000       Benedictine Living Communities (Wells Fargo, N.A. LOC), Inc., 3.080%,
                      7/13/2005                                                                                  1,455,850
      1,000,000   (1) Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 2.840%,
                      7/12/2005                                                                                   994,320
      2,000,000   (1) Three Rivers Funding Corp., 2.850%, 5/3/2005                                               1,999,683
                           TOTAL                                                                                 4,449,853
                      Brokerage--2.8%
      2,000,000       Morgan Stanley, 3.080% - 3.090%, 7/18/2005 - 7/22/2005                                     1,986,288
                      Finance - Automotive--6.9%
      1,500,000       FCAR Auto Loan Trust, (A1+/P1 Series), 2.540%, 5/16/2005                                   1,498,413
      1,500,000       FCAR Auto Loan Trust, (A1/P1 Series), 2.690% - 2.790%, 5/5/2005                            1,499,541
      1,000,000       New Center Asset Trust, (A1+/P1 Series), 2.880%, 5/18/2005                                  998,640
      1,000,000       New Center Asset Trust, (A1/P1 Series), 2.880%, 6/30/2005                                   995,200
                           TOTAL                                                                                 4,991,794
                      Finance - Commercial--5.3%
      1,300,000       CIT Group, Inc., 2.700%, 5/9/2005                                                          1,299,220
      2,500,000       General Electric Capital Corp., 3.000%, 6/29/2005                                          2,487,708
                           TOTAL                                                                                 3,786,928
                      Finance - Retail--5.1%
      3,700,000   (1) PREFCO-Preferred Receivables Funding Co., 2.980%, 6/10/2005                                3,687,749
                      Finance - Securities--2.5%
      1,800,000   (1) Georgetown Funding Co. LLC, 2.830% - 3.130%, 5/3/2005 - 7/26/2005                          1,792,397
                           TOTAL COMMERCIAL PAPER                                                                20,695,009

                      CORPORATE BONDS--1.4%
                      Banking--0.3%
       200,000        Citigroup, Inc., 4.125%, 6/30/2005                                                          200,293
                      Electrical Equipment--1.1%
       770,000        Emerson Electric Co., 6.300% - 7.875%, 6/1/2005 - 11/1/2005                                 775,880
                           TOTAL CORPORATE BONDS                                                                  976,173

                      GOVERNMENT AGENCIES--2.1%
                      Government Agency--2.1%
      1,550,000       Federal Home Loan Bank System, 1.500%, 5/4/2005                                            1,550,000

                      NOTES - VARIABLE---35.1%(3)
                      Banking--12.5%
      2,000,000   (1) Bank of New York Co., Inc., 3.060%, 5/27/2005                                              2,000,000
      2,900,000       Mercantile Safe Deposit & Trust Co., Baltimore, 2.924% - 3.030%, 5/16/2005 -
                      5/24/2005                                                                                  2,900,000
      3,650,000       Wells Fargo & Co., 2.920% - 3.020%, 5/2/2005 - 5/16/2005                                   3,650,000
       480,000        Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 3.130%,
                      5/5/2005                                                                                    480,000
                           TOTAL                                                                                 9,030,000
                      Brokerage--4.2%
      2,000,000   (1) Goldman Sachs Group, Inc., 2.943%, 5/16/2005                                               2,000,252
      1,000,000       Merrill Lynch & Co., Inc., 3.020%, 5/31/2005                                               1,000,502
                           TOTAL                                                                                 3,000,754
                      Finance - Commercial--0.7%
       500,000        General Electric Capital Corp., 2.870%, 5/12/2005                                           500,010
                      Finance - Retail--10.7%
      3,700,000       American Express Credit Corp., 3.060%, 5/19/2005                                           3,701,308
      4,000,000       SLM Corp., 3.360%, 7/25/2005                                                               4,006,742
                           TOTAL                                                                                 7,708,050
                      Insurance--7.0%
      4,000,000       Allstate Life Insurance Co., 2.986% - 3.000%, 5/1/2005 - 5/2/2005                          4,000,000
      1,000,000       New York Life Insurance Co., 3.010%, 6/1/2005                                              1,000,000
                           TOTAL                                                                                 5,000,000
                           TOTAL NOTES - VARIABLE                                                                25,238,814

                      REPURCHASE AGREEMENT--5.9%
      4,255,000       Interest in $1,600,000,000 joint repurchase agreement with Countrywide
                      Securities Corp., 2.970%, dated 4/29/2005 to be repurchased at $4,256,053 on
                      5/2/2005, collateralized by a U.S. Treasury Obligation and U.S. Government
                      Obligations with various maturities to 5/25/2035, collateral market value
                      $1,639,519,742                                                                             4,255,000
                           TOTAL INVESTMENTS---99.9% (AT AMORTIZED COST)(4)                                      71,793,458
                           OTHER ASSETS AND LIABILITIES---NET--0.1%                                                 51,593
                           TOTAL NET ASSETS---100%                                                       $       71,845,051

====================================================================================================================================
    1      Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of
           1933. These securities, all of which have been deem liquid by criteria approved by the fund's Board of
           Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.  At April 30, 2005, these securities amounted to $13,336,523 which represents
           18.6% of total net assets.
    2      Discount rate at time of purchase or the coupon for interest bearing issues.
    3      Floating rate note with current rate and next reset date shown.
    4      Also represents cost for federal tax purposes.


Note:     The categories of investments are shown as a percentage of total net assets at April 30, 2005.


Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.


The following acronym is used throughout this portfolio:

LOC               --Letter of Credit



MUNICIPAL OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)

       Principal
        Amount                                                                                                    Value

                      SHORT-TERM MUNICIPALS-105.8%(1)
                      Alabama--2.2%
 $     8,110,000      Alabama HFA Multi-Family Housing (Series 2003A), Weekly VRDNs (Lakeshore
                      Crossing Apartments Ltd.)/(Compass Bank, Birmingham LOC)                           $      8,110,000
       5,180,000      Alabama HFA Multi-Family Housing (Series 2004A: Phoenix Apartments), Weekly
                      VRDNs (Phoenix Arts LLC)/(Union Planters Bank, N.A., Memphis, TN LOC)                     5,180,000
       2,760,000      Birmingham, AL IDA (Series 1997), Weekly VRDNs (Millcraft, AL, Inc.)/(Regions
                      Bank, Alabama LOC)                                                                        2,760,000
       1,815,000      Calhoun County, AL Economic Development Council Weekly VRDNs (Fabarc Steel
                      Co.)/(Regions Bank, Alabama LOC)                                                          1,815,000
      17,000,000      Decatur, AL IDB (Series 2003-A), Weekly VRDNs (Nucor Steel Decatur LLC)/(Nucor
                      Corp. GTD)                                                                                17,000,000
       3,725,000      East Central, AL Solid Waste Disposal Authority (Series 2003: Three Corners),
                      Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC)                            3,725,000
      10,000,000      Jefferson County, AL Sewer System (Series 2003 B-3 Warrants), Weekly VRDNs (XL
                      Capital Assurance Inc. INS)/(Bank of New York LIQ)                                        10,000,000
       7,825,000      Jefferson County, AL Sewer System, Warrants (Series 2002 A), Weekly VRDNs
                      (FGIC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)                                             7,825,000
       4,175,000      Mobile, AL Solid Waste Authority (Series 2003: Chastang), Weekly VRDNs (Waste
                      Management, Inc.)/(Wachovia Bank N.A. LOC)                                                4,175,000
       4,150,000      North Sumter, AL Solid Waste Disposal Authority (Series 2003: Emelle), Weekly
                      VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC)                                   4,150,000
       2,815,000      Orange Beach, AL IDB (Series 2002), Weekly VRDNs (Romar Motels,
                      Inc.)/(Columbus Bank and Trust Co., GA LOC)                                               2,815,000
        125,000       Shelby County, AL EDA Weekly VRDNs (M.D. Henry Co., Inc.)/(Amsouth Bank N.A.,
                      Birmingham, AL LOC)                                                                        125,000
                           TOTAL                                                                                67,680,000
                      Alaska--0.8%
      19,500,000      North Slope Borough, AK (Series 2001), Daily VRDNs (BP Exploration (Alaska),
                      Inc.)/(BP PLC GTD)                                                                        19,500,000
       5,500,000      Valdez, AK Marine Terminal (Series 2002), 1.47% TOBs (Phillips Transportation
                      Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 5/1/2005                              5,500,000
                           TOTAL                                                                                25,000,000
                      Arizona--0.1%
        550,000    (2)Maricopa County, AZ, IDA Single Family Mortgage, MERLOTS (Series 2001 A-126),
                      Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)                                           550,000
       1,675,000      Maricopa County, AZ, IDA (Series 2000A),  Weekly VRDNs (Las Gardenias
                      Apartments, LP)/(FNMA LOC)                                                                1,675,000
                           TOTAL                                                                                2,225,000
                      Arkansas--2.8%
       1,000,000      Arkadelphia, AR, IDRB (Series 1996), Weekly VRDNs (Siplast, Inc.)/(Danske Bank
                      A/S LOC)                                                                                  1,000,000
       5,130,000      Arkansas Development Finance Authority (Series 1995), Weekly VRDNs (Paco Steel
                      & Engineering Corp.)/(J.P. Morgan Chase Bank, N.A. LOC)                                   5,130,000
      14,000,000      Arkansas Development Finance Authority (Series 2001), Weekly VRDNs (ENSCO,
                      Inc.)/(Wachovia Bank N.A. LOC)                                                            14,000,000
      16,800,000      Blytheville, AR (Series 1998), Weekly VRDNs (Nucor Corp.)                                 16,800,000
      34,400,000      Blytheville, AR (Series 2002), Weekly VRDNs (Nucor Corp.)                                 34,400,000
       8,000,000      Crossett, AR (Series 1997), Weekly VRDNs (Bemis Co., Inc.)                                8,000,000
       7,100,000      Siloam Springs, AR, IDRB (Series 1994),Weekly VRDNs (La-Z Boy Chair Co.)/(J.P.
                      Morgan Chase Bank, N.A. LOC)                                                              7,100,000
                           TOTAL                                                                                86,430,000
                      California--8.3%
       2,825,000      California PCFA, (Series 1995A), Weekly VRDNs (Contra Costa Waste Service,
                      Inc.)/(Bank of America N.A. LOC)                                                          2,825,000
       1,620,000      California PCFA (Series 1997A), Weekly VRDNs (West Valley MRF, LLC)/(Union
                      Bank of California LOC)                                                                   1,620,000
       1,400,000      California PCFA, (Series 1997B), Weekly VRDNs (Burrtec Waste Industries,
                      Inc.)/(U.S. Bank, N.A. LOC)                                                               1,400,000
       1,130,000      California PCFA  (Series 1998A), Weekly VRDNs (Santa Clara Valley Industries,
                      LLC)/(Comerica Bank - California LOC)                                                     1,130,000
       2,400,000      California PCFA  (Series 1999A), Weekly VRDNs (Atlas Disposal Industries,
                      LLC)/(J.P. Morgan Chase Bank, N.A. LOC)                                                   2,400,000
       4,845,000      California PCFA (Series 2000A), Weekly VRDNs (Sunset Waste Paper,
                      Inc.)/(Comerica Bank - California LOC)                                                    4,845,000
       2,930,000      California PCFA (Series 2001A: GreenTeam of San Jose), Weekly VRDNs (Waste
                      Connections of California, Inc.)/(Fleet National Bank LOC)                                2,930,000
       6,200,000      California PCFA, (Series 2002A), Weekly VRDNs (Burrtec Waste Industries,
                      Inc.)/(U.S. Bank, N.A. LOC)                                                               6,200,000
       3,000,000      California PCFA (Series 2002A), Weekly VRDNs (SANCO Services, LP)/(Union Bank
                      of California LOC)                                                                        3,000,000
       9,000,000   (2)California PCFA (Series 2004 F11J), Weekly VRDNs (Waste Management,
                      Inc.)/(Lehman Brothers Holdings, Inc. SWP)                                                9,000,000
      19,000,000   (2)California PCFA (Series 2004 FR/RI-F10J), Weekly VRDNs (Waste Management,
                      Inc.)/(Lehman Brothers Holdings, Inc. SWP)                                                19,000,000
       1,980,000      California PCFA (Series 2004A), Weekly VRDNs (Burrtec Waste Group, Inc.)/(U.S.
                      Bank, N.A. LOC)                                                                           1,980,000
       3,705,000      California PCFA (Series 2004A), Weekly VRDNs (MarBorg Industries )/(Wachovia
                      Bank N.A. LOC)                                                                            3,705,000
       5,000,000      California PCFA (Series 2005A), Weekly VRDNs (Napa Recycling & Waste Services,
                      LLC)/(Union Bank of California LOC)                                                       5,000,000
      24,450,000      California State Department of Water Resources Power Supply Program (Series
                      2002 C-1), Weekly VRDNs (Dexia Credit Local LOC)                                          24,450,000
      10,000,000      California State Department of Water Resources Power Supply Program (Series
                      2002 C-2), Weekly VRDNs (AMBAC INS)/(WestLB AG (GTD) LIQ)                                 10,000,000
      46,000,000      California State, 3.00% RANs, 6/30/2005                                                   46,094,481
      13,775,000      California State, Economic Recovery Bonds (Series 2004C-1), Daily VRDNs
                      (California State Fiscal Recovery Fund)/(Landesbank Baden-Wuerttemberg LIQ)               13,775,000
      14,000,000      California State, Economic Recovery Bonds (Series 2004C-20), Weekly VRDNs
                      (California State Fiscal Recovery Fund)/(XL Capital Assurance Inc. INS)/(Dexia
                      Credit Local LIQ)                                                                         14,000,000
      27,700,000   (2)California State, RANs (Series 2004 FR/RI-L71J), Weekly VRDNs (Lehman Brothers
                      Holdings, Inc. LIQ)                                                                       27,700,000
       2,500,000   (2)California Statewide Communities Development Authority (PT-2001), Weekly VRDNs
                      (Vista Montana Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch &
                      Co., Inc. LOC)                                                                            2,500,000
       2,845,000      California Statewide Communities Development Authority (Series 1996-H), Weekly
                      VRDNs (Levecke LLC)/(Union Bank of California LOC)                                        2,845,000
      40,000,000   (2)California Statewide Communities Development Authority (Series 2004
                      FR/RI-FI5), Weekly VRDNs (CHF-Irvine LLC)/(Lehman Brothers Holdings, Inc. SWP)            40,000,000
       7,300,000      California Statewide Communities Development Authority (Series B), Weekly
                      VRDNs (Kaiser Permanente)                                                                 7,300,000
        467,206    (2)Koch Floating Rate Trust (California Non-AMT)/(Series 1998-1), Weekly VRDNs
                      (AMBAC INS)/(State Street Bank and Trust Co. LIQ)                                          467,206
        850,000       Los Angeles County, CA IDA (Series 1991), Weekly VRDNs (Caitec Garment
                      Processing. Inc.)/(Union Bank of California LOC)                                           850,000
                           TOTAL                                                                               255,016,687
                      Colorado--3.3%
      59,975,000   (2)Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004
                      FR/RI-F7J), Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP)                             59,975,000
      10,695,000   (2)Denver, CO City & County Airport Authority (PT-724), Weekly VRDNs (MBIA
                      Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ)                               10,695,000
       5,500,000   (2)Denver, CO City & County Airport Authority (PT-782), Weekly VRDNs (FGIC
                      INS)/(Merrill Lynch & Co., Inc. LIQ)                                                      5,500,000
      10,000,000      Denver, CO City & County Airport Authority (Series 2004A), Weekly VRDNs (CDC
                      IXIS Financial Guaranty N.A. INS)/(Bayerische Landesbank Girozentrale LIQ)                10,000,000
      14,660,000   (2)Denver, CO City & County Airport Authority, MERLOTS (Series 1997E), Weekly
                      VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)                                 14,660,000
                           TOTAL                                                                               100,830,000
                      Connecticut--0.3%
       1,650,000      Connecticut Development Authority Health Care Revenue (Series 1999), Weekly
                      VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC)                       1,650,000
       2,000,000      Connecticut State HEFA (Series A), Weekly VRDNs (Ethel Walker School)/(Allied
                      Irish Banks PLC LOC)                                                                      2,000,000
       4,935,000      Plainfield, CT, 3.75% BANs, 1/11/2006                                                     4,968,589
                           TOTAL                                                                                8,618,589
                      District Of Columbia--0.1%
       4,800,000      District of Columbia, Enterprise Zone Revenue Bonds (Series 2004), Weekly
                      VRDNs (NJA Hotel LLC)/(Bank of Scotland, Edinburgh LOC)                                   4,800,000
                      Florida--2.9%
      10,000,000   (2)ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/(Series 1999-11),
                      Weekly VRDNs (Tampa Bay, FL Water Utility System)/(FGIC INS)/(ABN AMRO Bank
                      NV, Amsterdam LIQ)                                                                        10,000,000
       6,332,000   (2)Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 1999-5), Weekly
                      VRDNs (State Street Bank and Trust Co. LIQ)                                               6,332,000
       4,653,000   (2)Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2004-1), Weekly
                      VRDNs (Merrill Lynch & Co., Inc. LIQ)                                                     4,653,000
       2,810,000      Coconut Creek, FL (Series 2002), Weekly VRDNs (Elite Aluminum Corp.)/(Bank of
                      America N.A. LOC)                                                                         2,810,000
       6,000,000      Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft
                      Co.)/(Textron Inc. GTD)                                                                   6,000,000
       7,500,000      Highlands County, FL Health Facilities Authority, Hospital Revenue Bonds ,
                      3.35% TOBs (Adventist Health System/ Sunbelt Obligated Group), Mandatory
                      Tender 9/1/2005                                                                           7,537,275
      11,280,000   (2)Hillsborough County, FL Port District (MT-101), Weekly VRDNs (Tampa, FL Port
                      Authority)/(MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen, Frankfurt
                      LIQ)                                                                                      11,280,000
       5,370,000   (2)Miami-Dade County, FL Aviation (PT-2713), Weekly VRDNs (MBIA Insurance Corp.
                      INS)/(Merrill Lynch & Co., Inc. LIQ)                                                      5,370,000
      12,000,000   (2)Miami-Dade County, FL Aviation (Series FR/RI 2003 L22J), Weekly VRDNs (MBIA
                      Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ)                                 12,000,000
       7,655,000   (2)Miami-Dade County, FL HFA (PT-1349), Weekly VRDNs (Hidden Grove
                      Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)               7,655,000
       6,000,000      Miami-Dade County, FL IDA (Series 1999A), Weekly VRDNs (Airis Miami
                      LLC)/(AMBAC INS)/(Bayerische Landesbank Girozentrale LIQ)                                 6,000,000
       6,220,000      Ocean Highway and Port Authority, FL, Adjustable Demand Revenue Bonds (Series
                      1990), Weekly VRDNs (Wachovia Bank N.A. LOC)                                              6,220,000
       3,200,000      Orlando & Orange County Expressway Authority, FL (Series 2003C-3), Weekly
                      VRDNs (FSA INS)/(Dexia Credit Local LIQ)                                                  3,200,000
                           TOTAL                                                                                89,057,275
                      Georgia--2.7%
       3,500,000   (2)Atlanta, GA Airport General Revenue, (PA 926R), Weekly VRDNs (FGIC
                      INS)/(Merrill Lynch & Co., Inc. LIQ)                                                      3,500,000
       4,120,000      Atlanta, GA Downtown Development Authority (Series 2002), Weekly VRDNs
                      (Atlanta, GA)/(AMBAC INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)                   4,120,000
       9,000,000      Cobb County, GA Housing Authority (Series 2004), Weekly VRDNs (Parkland Manor
                      LP)/(Wachovia Bank N.A. LOC)                                                              9,000,000
      15,745,000   (2)Cobb County, GA Housing Authority (Series PT-2221), Weekly VRDNs (Hickory Lake
                      Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)               15,745,000
       6,390,000      Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs
                      (FSA INS)/(Wachovia Bank N.A. LIQ)                                                        6,390,000
        800,000       Fayette County, GA (Series 1998) Weekly VRDNs (Gardner Denver Machinery,
                      Inc.)/(National City Bank, Michigan/Illinois LOC)                                          800,000
      32,695,000   (2)Georgia State, PUTTERs (Series 493), Weekly VRDNs (J.P. Morgan Chase Bank,
                      N.A. LIQ)                                                                                 32,695,000
       7,000,000      Kennesaw, GA Development Authority (Series 2004), Weekly VRDNs (Lakeside Vista
                      Apartments)/(FNMA LOC)                                                                    7,000,000
       3,000,000      Tattnall County, GA IDA (Series 1999), Weekly VRDNs (Rotary Corp.)/(Bank of
                      America N.A. LOC)                                                                         3,000,000
                           TOTAL                                                                                82,250,000
                      Hawaii--0.1%
        505,000    (2)Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15), Weekly VRDNs
                      (FNMA COL)/(Wachovia Bank N.A. LIQ)                                                        505,000
       2,215,000   (2)Hawaii State Airport System (PT-830), Weekly VRDNs (FGIC INS)/(Merrill Lynch &
                      Co., Inc. LIQ)                                                                            2,215,000
                           TOTAL                                                                                2,720,000
                      Illinois--3.6%
       8,050,000   (2)Chicago, IL O'Hare International Airport (PA-1198), Weekly VRDNs (XL Capital
                      Assurance Inc. INS)/(Merrill Lynch & Co., Inc. LIQ)                                       8,050,000
       1,070,000   (2)Chicago, IL O'Hare International Airport (PT-1993), Weekly VRDNs (MBIA
                      Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)                                      1,070,000
       3,820,000   (2)Chicago, IL Single Family Mortgage (PT-290), Weekly VRDNs (GNMA
                      COL)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)                                        3,820,000
      10,305,000   (2)Chicago, IL O'Hare International Airport (PT-664), Weekly VRDNs (AMBAC
                      INS)/(Merrill Lynch & Co., Inc. LIQ)                                                      10,305,000
       9,995,000   (2)Chicago, IL O'Hare International Airport (PT-685), 1.50% TOBs (AMBAC
                      INS)/(Svenska Handelsbanken, Stockholm LIQ), Optional Tender 5/5/2005                     9,995,000
       7,000,000   (2)Chicago, IL O'Hare International Airport (PT-756), Weekly VRDNs (AMBAC
                      INS)/(Merrill Lynch & Co., Inc. LIQ)                                                      7,000,000
       9,080,000   (2)Chicago, IL O'Hare International Airport (PT-933), Weekly VRDNs (AMBAC
                      INS)/(Merrill Lynch & Co., Inc. LIQ)                                                      9,080,000
       6,190,000   (2)Chicago, IL O'Hare International Airport (PT-2718), Weekly VRDNs (FSA
                      INS)/(Merrill Lynch & Co., Inc. LIQ)                                                      6,190,000
       5,200,000   (2)Chicago, IL O'Hare International Airport, ROCs (Series 239), Weekly VRDNs (FSA
                      INS)/(Citibank N.A., New York LIQ)                                                        5,200,000
       2,450,000      Chicago, IL (Series 1997), Weekly VRDNs (Trendler Components, Inc.)/(J.P.
                      Morgan Chase Bank, N.A. LOC)                                                              2,450,000
       1,450,000      Chicago, IL (Series 1999 IDRB), Weekly VRDNs (Ade, Inc.)/(U.S. Bank, N.A. LOC)            1,450,000
      10,500,000      Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds (Series
                      1998), 2.25% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank
                      Girozentrale LOC), Optional Tender 6/1/2005                                               10,500,000
       8,700,000      Cook County, IL (Series 2002 B), Weekly VRDNs (Landesbank Hessen-Thueringen,
                      Frankfurt LIQ)                                                                            8,700,000
       5,980,000   (2)Cook County, IL, Roaring Forks (Series 2004-1), Weekly VRDNs (AMBAC INS)/(Bank
                      of New York LIQ)                                                                          5,980,000
        515,000       Galva, IL (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo
                      Bank Minnesota N.A. LOC)                                                                   515,000
       3,400,000      Harvey, IL Multifamily Revenue (Series 1997), Weekly VRDNs (Bethlehem
                      Village)/(Federal Home Loan Bank of Chicago LOC)                                          3,400,000
       2,750,000      Huntley, IL Industrial Development Revenue (Series 1999), Weekly VRDNs
                      (Colony, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)                                         2,750,000
       3,540,000      Illinois Development Finance Authority (Series 2001), Weekly VRDNs (Mangel BG
                      Investments LLC)/(Lasalle Bank, N.A. LOC)                                                 3,540,000
        950,000       Illinois Development Finance Authority, IDB (Series 1989), Weekly VRDNs
                      (Addison 450 LP)/(J.P. Morgan Chase Bank, N.A. LOC)                                        950,000
       1,500,000      Illinois Development Finance Authority, IDB (Series 1995), Weekly VRDNs
                      (Evapco, Inc.)/(Bank of America N.A. LOC)                                                 1,500,000
       3,000,000      Illinois Development Finance Authority, IDB (Series 2000A), Weekly VRDNs
                      (Processing Technologies, Inc.)/(U.S. Bank, N.A. LOC)                                     3,000,000
        550,000       Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds
                      (Series 2004 C-3), Weekly VRDNs (Federal Home Loan Bank of Chicago LIQ)                    550,000
       5,640,000      Robbins (Village of), IL (Series 2001), Weekly VRDNs (Robbins Property
                      LLC)/(Citibank N.A., New York LOC)                                                        5,640,000
                           TOTAL                                                                               111,635,000
                      Indiana--1.7%
        750,000       Clarksville, IN (Series 1997), Weekly VRDNs (Metal Sales Manufacturing
                      Corp.)/(U.S. Bank, N.A. LOC)                                                               750,000
      10,000,000      Hamilton Southeastern, IN School Corp., 3.25% TANs, 12/30/2005                            10,055,313
       1,170,000      Huntington, IN (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo
                      Bank Minnesota N.A. LOC)                                                                  1,170,000
       2,510,000   (2)Indiana State HFA, MERLOTS (Series 2000-PPP), Weekly VRDNs (Wachovia Bank N.A.
                      LIQ)                                                                                      2,510,000
       2,585,000   (2)Indianapolis, IN Local Public Improvement Bond Bank (PT-731), Weekly VRDNs
                      (Indianapolis, IN Airport Authority)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ)            2,585,000
       3,400,000      Indianapolis, IN (Series 1999), Weekly VRDNs (Chip Ganassi Racing
                      Teams)/(National City Bank, Pennsylvania LOC)                                             3,400,000
       5,000,000      Jasper County, IN EDA (Series 2000), Weekly VRDNs (T & M LP)/(Key Bank, N.A.
                      LOC)                                                                                      5,000,000
       7,305,000   (2)Jeffersonville, IN (PT-1309), Weekly VRDNs (Armstrong Farms
                      Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)               7,305,000
       1,600,000      Kendallville, IN (Series 1995), Weekly VRDNs (Rivnut Real Estate,
                      Ltd.)/(National City Bank, Ohio LOC)                                                      1,600,000
       3,080,000      Mishawaka, IN (Series 2000), Weekly VRDNs (Atchison Indiana LLC)/(National
                      City Bank, Indiana LOC)                                                                   3,080,000
       4,350,000      North Adams, IN Community Schools, 2.75% TANs, 12/30/2005                                 4,361,307
        340,000       Richmond, IN (Series 1996), Weekly VRDNs (Holland Colors Americas, Inc.)/(J.P.
                      Morgan Chase Bank, N.A. LOC)                                                               340,000
       6,700,000      Westfield Washington, IN Schools, 3.25% TANs, 12/30/2005                                  6,730,597
       2,400,000      Whitley County, IN (Series 1999), Weekly VRDNs (Undersea Sensor Systems,
                      Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)                                               2,400,000
                           TOTAL                                                                                51,287,217
                      Kansas--0.2%
       5,230,000   (2)Sedgwick & Shawnee Counties, KS, MERLOTS (Series 2001 A-35), Weekly VRDNs
                      (GNMA COL)/(Wachovia Bank N.A. LIQ)                                                       5,230,000
       1,995,000   (2)Sedgwick & Shawnee Counties, KS, Variable Rate Certificates (Series 1999W),
                      Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)                                        1,995,000
                           TOTAL                                                                                7,225,000
                      Kentucky--0.7%
       5,800,000      Graves County, KY (Series 1988), Weekly VRDNs (Seaboard Farms)/(U.S. Bank,
                      N.A. LOC)                                                                                 5,800,000
        905,000       Jefferson County, KY (Series 1995), Weekly VRDNs (Derby Industries,
                      Inc.)/(Fifth Third Bank, Cincinnati LOC)                                                   905,000
      11,995,000   (2)Kenton County, KY Airport Board, Trust Receipts (Series 1998F-1), Weekly VRDNs
                      (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)                                     11,995,000
       1,940,000      Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Fifth Third Bank, Cincinnati
                      LOC)                                                                                      1,940,000
                           TOTAL                                                                                20,640,000
                      Louisiana--0.9%
       4,000,000   (2)ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT)/(Series 2002-17),
                      Weekly VRDNs (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV,
                      Amsterdam LIQ)                                                                            4,000,000
       5,000,000      Lake Charles, LA Harbor & Terminal District (Series 1995A), Weekly VRDNs
                      (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC)                                       5,000,000
      10,100,000      Lake Charles, LA Harbor & Terminal District (Series 2000), Weekly VRDNs
                      (ConocoPhillips)/(J.P. Morgan Chase Bank, N.A. LOC)                                       10,100,000
        85,000     (2)Louisiana HFA, Trust Receipts (Series 1999 FR/RI-52), Weekly VRDNs (GNMA
                      COL)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)                                         85,000
       9,000,000      Louisiana Public Facilities Authority (Series 2002), Weekly VRDNs (Air
                      Products & Chemicals, Inc.)                                                               9,000,000
                           TOTAL                                                                                28,185,000
                      Maine--0.4%
       2,800,000      Biddeford, ME Weekly VRDNs (DK Associates & Volk Packaging)/(Comerica Bank LOC)           2,800,000
       1,750,000      Biddeford, ME (Series 2000), Weekly VRDNs (Volk Packaging)/(Comerica Bank LOC)            1,750,000
       4,595,000   (2)Maine State Housing Authority, MERLOTS (Series 2001-A108), 2.17% TOBs
                      (Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005                                      4,595,000
       1,345,000      Trenton, ME (Series 1998), Weekly VRDNs (Hinckley Co.)/(Key Bank, N.A. LOC)               1,345,000
       1,565,000      Westbrook, ME Weekly VRDNs (D & G Group)/(Fleet National Bank LOC)                        1,565,000
                           TOTAL                                                                                12,055,000
                      Maryland--1.3%
       5,850,000      Maryland Industrial Development Financing Authority (Series 1999), 2.25% TOBs
                      (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC),
                      Optional Tender 6/1/2005                                                                  5,850,000
      11,460,000      Maryland State Community Development Administration (2004 Series K), 2.10%
                      TOBs, Mandatory Tender 12/5/2005                                                          11,460,000
       2,495,000   (2)Maryland State Community Development Administration (PA-629R), Weekly VRDNs
                      (Merrill Lynch & Co., Inc. LIQ)                                                           2,495,000
       6,190,000      Maryland State Community Development Administration (Series 1990B), Weekly
                      VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders Trust Co.,
                      Buffalo, NY LOC)                                                                          6,190,000
       4,900,000   (2)Maryland State Community Development Administration (Series 2004 FR/RI-L59J),
                      Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)                                         4,900,000
        510,000    (2)Maryland State Community Development Administration, MERLOTS (Series 2001-B2),
                      Weekly VRDNs (Wachovia Bank N.A. LIQ)                                                      510,000
       4,000,000      Maryland State Economic Development Corp., (Series 2000), Weekly VRDNs (Hunter
                      Douglas Northeast, Inc.)/(Wachovia Bank N.A. LOC)                                         4,000,000
        750,000       Maryland State Health & Higher Educational Facilities Authority (Series 2002),
                      Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC)                                750,000
       5,730,000   (2)Northeast, MD Waste Disposal Authority (PT-766), Weekly VRDNs (AMBAC
                      INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)                                        5,730,000
                           TOTAL                                                                                41,885,000
                      Massachusetts--3.7%
      10,610,000      Commonwealth of Massachusetts (Series 2001 B), Weekly VRDNs (Landesbank
                      Hessen-Thueringen, Frankfurt LIQ)                                                         10,610,000
      18,775,000   (2)Commonwealth of Massachusetts, PUTTERs (Series 443), Weekly VRDNs (FGIC, FSA
                      INS) and J.P. Morgan Chase Bank, N.A. LIQs)                                               18,775,000
      20,000,000      Lawrence, MA, 3.25% BANs, 12/22/2005                                                      20,125,893
       7,500,000   (2)Massachusetts Bay Transportation Authority General Transportation System,
                      MERLOTS (Series 2000H), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)                  7,500,000
       3,300,000      Massachusetts Development Finance Agency (Series 1998A), Weekly VRDNs (Shady
                      Hill School)/(Citizens Bank of Massachusetts LOC)                                         3,300,000
       4,400,000      Massachusetts Development Finance Agency (Series 2003), Weekly VRDNs (Boston
                      College High School)/(Citizens Bank of Massachusetts LOC)                                 4,400,000
       3,260,000      Massachusetts HEFA (Series 2004G), Weekly VRDNs (Winchester Hospital)/(Fleet
                      National Bank LOC)                                                                        3,260,000
       4,500,000      Massachusetts IFA (Series 1997), Weekly VRDNs (Parker-Hannifin Corp.)/(Key
                      Bank, N.A. LOC)                                                                           4,500,000
       4,000,000      Massachusetts State HFA (Series R), 1.15% BANs, 5/2/2005                                  4,000,000
      19,610,000   (2)Massachusetts Water Resources Authority, Class A Certificates (Series
                      2002-208), Daily VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ)                            19,610,000
      18,000,000      New Bedford, MA, 3.25% BANs, 2/24/2006                                                    18,119,469
                           TOTAL                                                                               114,200,362
                      Michigan--1.5%
       6,000,000   (2)Grand Rapids & Kent County, MI Joint Building Authority (Series 2001-JPMC7),
                      Weekly VRDNs (Kent County, MI)/(J.P. Morgan Chase & Co. LIQ)                              6,000,000
       2,000,000      Jackson County, MI Public Schools, State Aid Note (Series 2005A), 3.00% RANs
                      (Comerica Bank LOC), 8/23/2005                                                            2,004,730
       4,500,000      Michigan State Housing Development Authority (2002 Series A), Weekly VRDNs
                      (MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)                  4,500,000
       5,570,000      Michigan State Housing Development Authority (Series 2001A), Weekly VRDNs
                      (Sand Creek Apartments)/(Federal Home Loan Bank of Cincinnati LOC)                        5,570,000
       2,550,000      Mississippi Business Finance Corp., (Series 1999), VRDNs (Polks Meat Products,
                      Inc.)/(Union Planters Bank, N.A., Memphis, TN LOC)                                        2,550,000
       3,415,000      Mississippi Business Finance Corp., (Series 2004), Weekly VRDNs (Mill Creek
                      Gin, Inc.)/(Regions Bank, Alabama LOC)                                                    3,415,000
      18,140,000   (2)Wayne County, MI Airport Authority (MT-115), Weekly VRDNs (Detroit, MI
                      Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/(Svenska
                      Handelsbanken, Stockholm LIQ)                                                             18,140,000
       5,000,000   (2)Wayne County, MI Airport Authority, ROCs (Series 353), Weekly VRDNs (Detroit,
                      MI Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/(Citibank
                      N.A., New York LIQ)                                                                       5,000,000
                           TOTAL                                                                                47,179,730
                      Minnesota--3.1%
       2,800,000      Coon Rapids, MN (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells
                      Fargo Bank Minnesota N.A. LOC)                                                            2,800,000
       6,440,000   (2)Dakota County & Washington County MN Housing & Redevelopment Authority,
                      MERLOTs (Series J) Weekly VRDNs (United States Treasury COL)/(Wachovia Bank
                      N.A. LIQ)                                                                                 6,440,000
       3,865,000      Dakota County, MN Community Development Agency (Series 2004), Weekly VRDNs
                      (View Pointe Apartments)/(Lasalle Bank, N.A. LOC)                                         3,865,000
       2,845,000      Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone
                      Arch Apartments)/(Lasalle Bank, N.A. LOC)                                                 2,845,000
       1,550,000      Minneapolis, MN IDA (Series 1999), Weekly VRDNs (Viking Materials,
                      Inc.)/(Wells Fargo Bank Minnesota N.A . LOC)                                              1,550,000
       3,140,000   (2)Minneapolis/St. Paul, MN Metropolitan Airports Commission (MT-117), Weekly
                      VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)                                          3,140,000
       5,220,000   (2)Minneapolis/St. Paul, MN Metropolitan Airports Commission (PT-735), Weekly
                      VRDNs (FGIC INS)/(BNP Paribas SA LIQ)                                                     5,220,000
       8,975,000   (2)Minnesota Public Facilities Authority (PT-1175), Weekly VRDNs (Merrill Lynch &
                      Co., Inc. LIQ)                                                                            8,975,000
      30,015,000      Minnesota State HFA (Series J), 2.30% TOBs, Mandatory Tender 12/14/2005                   30,015,000
      19,000,000      Minnesota State HFA, (Series K), 2.30% TOBs, Mandatory Tender 12/14/2005                  19,000,000
       1,900,000      Northfield, MN (Series 2003), Weekly VRDNs (Summerfield Investments
                      LLC)/(Lasalle Bank, N.A. LOC)                                                             1,900,000
       1,585,000      Savage, MN (Series 1998), Weekly VRDNs (Fabcon, Inc.)/(Wells Fargo Bank
                      Minnesota N.A. LOC)                                                                       1,585,000
        580,000       Springfield, MN (Series 1998), Weekly VRDNs (Ochs Brick Co.)/(Wells Fargo Bank
                      Minnesota N.A. LOC)                                                                        580,000
       2,250,000      White Bear Lake, MN (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo
                      Bank Minnesota N.A. LOC)                                                                  2,250,000
       5,800,000      White Bear Lake, MN (Series 2004), Weekly VRDNs (Pinehurst Investments,
                      LLC)/(Lasalle Bank, N.A. LOC)                                                             5,800,000
                           TOTAL                                                                                95,965,000
                      Mississippi--1.7%
       2,245,000   (2)Mississippi Home Corp., (PT-1446), Weekly VRDNs (GNMA COL)/(Merrill Lynch &
                      Co., Inc. LIQ)                                                                            2,245,000
       7,500,000      Mississippi Home Corp., (Series 2004-6), Weekly VRDNs (Windsor Park Partners,
                      LP)/(FNMA LOC)                                                                            7,500,000
       6,480,000   (2)Mississippi Home Corp., MERLOTS (Series 2001 A8), Weekly VRDNs (GNMA
                      COL)/(Wachovia Bank N.A. LIQ)                                                             6,480,000
       2,880,000   (2)Mississippi Home Corp., MERLOTS (Series YYY), Weekly VRDNs (GNMA
                      COL)/(Wachovia Bank N.A. LIQ)                                                             2,880,000
       3,785,000   (2)Mississippi Home Corp., Roaring Forks (Series 2001-14), Weekly VRDNs (GNMA
                      COL)/(Bank of New York LIQ)                                                               3,785,000
      18,685,000   (2)Mississippi Home Corp., Roaring Forks (Series 2002-16), Weekly VRDNs (GNMA
                      COL)/(Bank of New York LIQ)                                                               18,685,000
       9,790,000      Mississippi Regional Housing Authorithy No. II (Series 1998), 2.15% TOBs
                      (Bradford Park Apartments)/(Amsouth Bank N.A., Birmingham, AL LOC), Mandatory
                      Tender 10/1/2005                                                                          9,790,000
                           TOTAL                                                                                51,365,000
                      Missouri--3.3%
      40,000,000      Kansas City, MO IDA (Series 2005C), Weekly VRDNs (Kansas City, MO)/(AMBAC
                      INS)/(Dexia Credit Local LIQ)                                                             40,000,000
       2,125,000   (2)Missouri State Housing Development Commission, MERLOTS (Series 2001-A81),
                      Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)                                          2,125,000
       1,100,000   (2)Missouri State Housing Development Commission, MERLOTS (Series 2000-QQQ),
                      2.17% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005                1,100,000
       2,565,000   (2)Missouri State Housing Development Commission, MERLOTS (Series 2001 A28),
                      Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)                                          2,565,000
       1,000,000      St. Louis, MO IDA (Series 1997), Weekly VRDNs (Cee Kay Supply)/(Commerce Bank,
                      N.A., Kansas City LOC)                                                                    1,000,000
      17,920,000   (2)St. Louis, MO IDA (PT-2575), Weekly VRDNs (Merchandise Mart
                      Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(WestLB AG (GTD) LOC)                         17,920,000
      36,975,000   (2)University of Missouri, Capital Project Notes (Series 2004 FR/RI-L44), Weekly
                      VRDNs (Lehman Brothers Holdings, Inc. LIQ)                                                36,975,000
                           TOTAL                                                                               101,685,000
                      Montana--0.7%
       7,790,000   (2)Montana State Board of Housing (Series 2004 FR/RI-L6), Weekly VRDNs (Lehman
                      Brothers Holdings, Inc. LIQ)                                                              7,790,000
       2,570,000   (2)Montana State Board of Housing, MERLOTS (Series 2002 A19), Weekly VRDNs
                      (Wachovia Bank N.A. LIQ)                                                                  2,570,000
       4,440,000   (2)Montana State Board of Housing, PUTTERs (Series 348), Weekly VRDNs (J.P.
                      Morgan Chase & Co. LIQ)                                                                   4,440,000
       5,735,000   (2)Montana State Board of Housing, Variable Certificates (Series 2002L), Weekly
                      VRDNs (Bank of America N.A. LIQ)                                                          5,735,000
                           TOTAL                                                                                20,535,000
                      Multi State--8.4%
      10,590,307   (2)ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (Lasalle Bank, N.A.
                      LIQ)/(Lasalle Bank, N.A. LOC)                                                             10,590,307
       4,485,500   (2)BNY Municipal Certificates Trust (Series 2002-BNY1), Weekly VRDNs (Bank of New
                      York LIQ)/(Bank of New York LOC)                                                          4,485,500
       8,800,000   (2)Charter Mac Floater Certificates Trust I (Nat-1 Series), Weekly VRDNs (MBIA
                      Insurance Corp. INS)/(Bayerische Landesbank Girozentrale, Dexia Credit Local,
                      Fleet National Bank, KBC Bank NV, Landesbank Baden-Wuerttemberg, Lloyds TSB
                      Bank PLC, London and State Street Bank and Trust Co. LIQs)                                8,800,000
       6,500,000   (2)Charter Mac Floater Certificates Trust I (Nat-2 Series), Weekly VRDNs (MBIA
                      Insurance Corp. INS)/(Bayerische Landesbank Girozentrale, Dexia Credit Local,
                      Fleet National Bank, KBC Bank NV, Landesbank Baden-Wuerttemberg, Lloyds TSB
                      Bank PLC, London and State Street Bank and Trust Co. LIQs)                                6,500,000
       7,000,000   (2)Charter Mac Floater Certificates Trust I (Nat-4 Series), Weekly VRDNs (MBIA
                      Insurance Corp. INS)/(Bayerische Landesbank Girozentrale, Dexia Credit Local,
                      Fleet National Bank, KBC Bank NV, Landesbank Baden-Wuerttemberg, Lloyds TSB
                      Bank PLC, London and State Street Bank and Trust Co. LIQs)                                7,000,000
      31,639,000   (2)Clipper Tax-Exempt Certificates Trust (AMT MultiState)/(Series 1999-3), Weekly
                      VRDNs (State Street Bank and Trust Co. LIQ)                                               31,639,000
      36,150,000   (2)Clipper Tax-Exempt Certificates Trust (AMT Multistate)/(Series 2002-09),
                      Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and State Street
                      Bank and Trust Co. LIQs)                                                                  36,150,000
      26,236,207   (2)Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2003-01),
                      Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)                                              26,236,207
      23,714,000   (2)Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2003-03),
                      Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)                                   23,714,000
      43,145,135   (2)Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2003-10),
                      Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)                             43,145,135
      32,988,617   (2)Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2004-02),
                      Weekly VRDNs (State Street Bank and Trust Co. LIQ)                                        32,988,617
      20,351,000   (2)Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2005-1), Weekly
                      VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)                                    20,351,000
       1,076,446   (2)Koch Floating Rate Trust (Multistate Non-AMT)/(Series 1999-2), Weekly VRDNs
                      (AMBAC INS)/(State Street Bank and Trust Co. LIQ)                                         1,076,446
       2,594,698   (2)Koch Floating Rate Trust (Multistate Non-AMT)/(Series 2001-1), Weekly VRDNs
                      (AMBAC INS)/(State Street Bank and Trust Co. LIQ)                                         2,594,698
       5,002,537   (2)Koch Floating Rate Trust (Multistate Non-AMT)/(Series 2002-1), Weekly VRDNs
                      (AMBAC INS)/(State Street Bank and Trust Co. LIQ)                                         5,002,537
                           TOTAL                                                                               260,273,447
                      Nebraska--0.8%
       3,400,000      Douglas County, NE (Series 1997), Weekly VRDNs (American Laboratories,
                      Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)                                               3,400,000
       1,800,000      Douglas County, NE (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells
                      Fargo Bank Minnesota N.A. LOC)                                                            1,800,000
       8,575,000      Nebraska Investment Finance Authority (Series 2001 E), Weekly VRDNs (Federal
                      Home Loan Bank of Topeka LIQ)                                                             8,575,000
       6,201,000      Nebraska Investment Finance Authority (Series 2001 F), Weekly VRDNs (Federal
                      Home Loan Bank of Topeka LIQ)                                                             6,201,000
        485,000    (2)Nebraska Investment Finance Authority, MERLOTS (Series 2000-O), Weekly VRDNs
                      (Wachovia Bank N.A. LIQ)                                                                   485,000
       5,700,000      Stanton County, NE (Series 1998), Weekly VRDNs (Nucor Corp.)                              5,700,000
                           TOTAL                                                                                26,161,000
                      Nevada--1.8%
      16,400,000      Clark County, NV Airport System (Series 1993A), Weekly VRDNs (MBIA Insurance
                      Corp. INS)/(Dexia Credit Local and J.P. Morgan Chase Bank, N.A. LIQs)                     16,400,000
      12,250,000      Clark County, NV Industrial Development Revenue Board (Series 2003A), Weekly
                      VRDNs (Southwest Gas Corp.)/(Fleet National Bank LOC)                                     12,250,000
       7,140,000      Clark County, NV (Series 1997A), 2.25% TOBs (Signature Flight Support
                      Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/1/2005                 7,140,000
       7,535,000      Clark County, NV (Series 1998), 2.25% TOBs (Signature Flight Support
                      Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/1/2005                 7,535,000
      13,000,000   (2)Washoe County, NV Water Facilities Revenue (Series 2004 FR/RI-F9J), Weekly
                      VRDNs (Sierra Pacific Power Co.)/(Lehman Brothers Holdings, Inc. SWP)                     13,000,000
                           TOTAL                                                                                56,325,000
                      New Hampshire--1.8%
       1,432,000      New Hampshire Business Finance Authority (Series A), Weekly VRDNs (Upper
                      Valley Press)/(Key Bank, N.A. LOC)                                                        1,432,000
      30,000,000      New Hampshire Business Finance Authority, PCR Bonds (Series A), 2.10% CP (New
                      England Power Co.), Mandatory Tender 6/1/2005                                             30,000,000
      19,750,000      New Hampshire Business Finance Authority, PCR Bonds (Series A), 2.48% CP (New
                      England Power Co.), Mandatory Tender 6/16/2005                                            19,750,000
       1,755,000   (2)New Hampshire State HFA, MERLOTS (Series 2001 A-51), Weekly VRDNs (Wachovia
                      Bank N.A. LIQ)                                                                            1,755,000
       1,175,000   (2)New Hampshire State HFA, MERLOTS (Series 2001-A82), Weekly VRDNs (Wachovia
                      Bank N.A. LIQ)                                                                            1,175,000
                           TOTAL                                                                                54,112,000
                      New Jersey--3.3%
       5,864,000      Haddonfield, NJ, 3.25% BANs, 2/23/2006                                                    5,901,350
       4,774,966      Harrison Township, NJ, 3.50% BANs, 3/27/2006                                              4,804,360
       4,371,950      Millstone Township, NJ, 3.00% BANs, 8/12/2005                                             4,382,898
       3,275,000      Mount Holly Township, NJ, 3.50% BANs, 3/22/2006                                           3,297,691
       6,000,000      New Jersey EDA (Series 1998), Weekly VRDNs (Job Haines Home)/(PNC Bank, N.A.
                      LOC)                                                                                      6,000,000
       6,500,000      New Jersey EDA (Series 2001), Weekly VRDNs (Ocean Spray Cranberries,
                      Inc.)/(Wachovia Bank N.A. LOC)                                                            6,500,000
       3,800,000      New Jersey State Educational Facilities Authority (2003 Series A), Daily VRDNs
                      (Centenary College)/(Commerce Bank N.A., Cherry Hill, NJ LOC)                             3,800,000
      18,695,000   (2)New Jersey State Transportation Trust Fund Authority, PUTTERs (Series 823),
                      Weekly VRDNs (United States Treasury COL)/(MBIA Insurance Corp. INS)/(J.P.
                      Morgan Chase Bank, N.A. LIQ)                                                              18,695,000
      20,000,000   (2)New Jersey State (Series 2004 FR/RI-L56J), Weekly VRDNs (Lehman Brothers
                      Holdings, Inc. LIQ)                                                                       20,000,000
       4,900,000      Old Bridge Township, NJ Board of Education, 3.00% GANs, 10/13/2005                        4,925,010
       5,422,138      Perth Amboy, NJ, 3.00% BANs, 8/5/2005                                                     5,440,364
       6,800,000      Stone Harbor, NJ, 3.50% BANs, 3/17/2006                                                   6,856,397
       4,886,000      Union City, NJ, 3.00% BANs, 5/18/2005                                                     4,888,908
       3,217,000      Willingboro Township, NJ, 3.00% BANs, 7/22/2005                                           3,226,092
       4,387,222      Wood-Ridge Borough, NJ, 3.35% BANs, 2/24/2006                                             4,416,810
                           TOTAL                                                                               103,134,880
                      New Mexico--2.2%
       2,050,000      Albuquerque, NM (Series 1996), Weekly VRDNs (Rose's Southwest Papers,
                      Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)                                               2,050,000
       4,910,000      Albuquerque, NM (Series 1999), Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo
                      Bank Minnesota N.A. LOC)                                                                  4,910,000
       3,075,000      Los Lunas Village, NM (Series 1998), Weekly VRDNs (Wall Colmonoy
                      Corp.)/(Standard Federal Bank, N.A. LOC)                                                  3,075,000
      37,000,000      New Mexico Mortgage Finance Authority (Series 2005), 2.87% TOBs (Trinity Plus
                      Funding Co. LLC), Mandatory Tender 3/1/2006                                               37,000,000
      13,046,408      New Mexico Mortgage Finance Authority, 2.87% TOBs (AIG Funding, Inc.),
                      Mandatory Tender 9/23/2005                                                                13,046,408
       1,360,000   (2)New Mexico Mortgage Finance Authority, MERLOTS (Series 2001 A9), Weekly VRDNs
                      (GNMA COL)/(Wachovia Bank N.A. LIQ)                                                       1,360,000
       3,285,000   (2)New Mexico Mortgage Finance Authority, MERLOTS 2001 A66, 2.17% TOBs (GNMA
                      COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005                                 3,285,000
       2,070,000   (2)New Mexico Mortgage Finance Authority, MERLOTS (Series 2000-A18), 2.17% TOBs
                      (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005                           2,070,000
       2,430,000   (2)New Mexico Mortgage Finance Authority (PT-739), Weekly VRDNs (GNMA COL)/(BNP
                      Paribas SA LIQ)                                                                           2,430,000
                           TOTAL                                                                                69,226,408
                      New York--4.3%
       5,907,750      Adirondack, NY Central School District, 3.00% BANs, 9/14/2005                             5,932,602
      10,246,000      Clymer, NY Central School District, 2.75% BANs, 6/23/2005                                 10,259,883
      14,175,000      Johnson City, NY Central School District, 3.00% BANs, 6/17/2005                           14,197,421
      10,000,000      Metropolitan Transportation Authority, NY, Dedicated Tax Fund (Series 2005A),
                      Weekly VRDNs (XL Capital Assurance Inc. INS)/(Citibank N.A., New York LIQ)                10,000,000
       1,000,000      New York City, NY Housing Development Corp., (Series 2004 A), Weekly VRDNs
                      (West 61st Street Associates LLC)/(HSBC Bank USA LOC)                                     1,000,000
      20,000,000      New York City, NY Municipal Water Finance Authority (Series 2001 F-2), Weekly
                      VRDNs (JPMorgan Chase Bank, N.A. LIQ)                                                     20,000,000
      30,000,000      New York City, NY Municipal Water Finance Authority (Series 5), 2.30% CP,
                      Mandatory Tender 5/3/2005                                                                 30,000,000
      13,300,000      New York City, NY Transitional Finance Authority (1999 Subseries A-1), Weekly
                      VRDNs (WestLB AG (GTD) LIQ)                                                               13,300,000
       3,000,000      New York State Dormitory Authority, Mental Health Services (2003 Subseries
                      F-2A), Weekly VRDNs (New York State)/(FSA INS)/(Dexia Credit Local LIQ)                   3,000,000
      10,000,000      Syracuse, NY (Series 2004D), 2.75% RANs (Bank of New York LOC), 6/30/2005                 10,016,595
       2,000,000      Triborough Bridge & Tunnel Authority, NY (Series 2002F), Weekly VRDNs (ABN
                      AMRO Bank NV, Amsterdam LIQ)                                                              2,000,000
      17,500,000      Waterloo, NY Central School District, 3.00% BANs, 6/20/2005                               17,531,662
                           TOTAL                                                                               137,238,163
                      North Carolina--1.7%
       4,000,000      Catawba County, NC Industrial Facilities & Pollution Control Financing
                      Authority (Series 2001), Weekly VRDNs (McLin Creek Partners LLC)/(Wachovia
                      Bank N.A. LOC)                                                                            4,000,000
       2,840,000   (2)Charlotte, NC Airport (PT-719), 1.50% TOBs (MBIA Insurance Corp. INS)/(BNP
                      Paribas SA LIQ), Optional Tender 5/5/2005                                                 2,840,000
       4,230,000      Davie County, NC Industrial Facilities & Pollution Controal Financing
                      Authority Weekly VRDNs (Cycle Group, Inc.)/(Wachovia Bank N.A. LOC)                       4,230,000
       1,000,000      Guilford County, NC Industrial Facilities & PCFA (Series 2002), Weekly VRDNs
                      (YMCA of Greensboro)/(Branch Banking & Trust Co., Winston-Salem LOC)                      1,000,000
       4,575,000      Johnson County, NC Industrial Facilities & Pollution Control Financing
                      Authority (Series 2001), Weekly VRDNs (Walthom Group)/(Wachovia Bank N.A. LOC)            4,575,000
       3,200,000      Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development
                      (Series 2000), Weekly VRDNs (Ehren-Haus Industries, Inc.)/(Wachovia Bank N.A.
                      LOC)                                                                                      3,200,000
       2,350,000      North Carolina Capital Facilities Finance Agency (Series 2001), Weekly VRDNs
                      (Queens College)/(Bank of America N.A. LOC)                                               2,350,000
       8,000,000      North Carolina Capital Facilities Finance Agency (Series 2004), Daily VRDNs
                      (Republic Services, Inc.)/(SunTrust Bank LOC)                                             8,000,000
       7,800,000   (2)North Carolina Eastern Municipal Power Agency, MERLOTS (Series 2002-A22),
                      Weekly VRDNs (Wachovia Bank N.A. LIQ)/(United States Treasury PRF)                        7,800,000
       2,225,000   (2)North Carolina HFA, MERLOTS (Series 2000 A37), Weekly VRDNs (Wachovia Bank
                      N.A. LIQ)                                                                                 2,225,000
       1,050,000      North Carolina Medical Care Commission (Series 2001B), Weekly VRDNs (Moses H.
                      Cone Memorial)                                                                            1,050,000
      11,000,000   (2)North Carolina State (PT-413), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)               11,000,000
        175,000       Sampson County, NC Industrial Facilities and Pollution Control Financing
                      Authority (Series 1997), Weekly VRDNs (DuBose Strapping, Inc.)/(Wachovia Bank
                      N.A. LOC)                                                                                  175,000
       1,300,000      Wilson County, NC PCA, (Series 1999), Weekly VRDNs (Quality Truck Bodies &
                      Repair, Inc.)/(Wachovia Bank N.A. LOC)                                                    1,300,000
                           TOTAL                                                                                53,745,000
                      Ohio--3.6%
       4,000,000   (2)ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT)/(Series 1998-18), Weekly
                      VRDNs (Cleveland, OH Waterworks)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)              4,000,000
       6,000,000      Clark County, OH (Series 2002), Weekly VRDNs (Ohio Masonic Home)/(AMBAC
                      INS)/(J.P. Morgan Chase Bank, N.A. LIQ)                                                   6,000,000
       5,935,000   (2)Cuyahoga County, OH (PT-1966), Weekly VRDNs (Antioch Towers
                      Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)               5,935,000
       3,950,000      Hamilton, OH Multi-Family Housing (Series 2003A: Knollwood Crossing II
                      Apartments), Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(Federal Home Loan
                      Bank of Indianapolis LOC)                                                                 3,950,000
       8,000,000      Huber Heights, OH, IDR (Series 1999), Weekly VRDNs (Paxar Corp.)/(SunTrust
                      Bank LOC)                                                                                 8,000,000
       6,500,000      Knox County, OH (Series 2004), Weekly VRDNs (Knox Community
                      Hospital)/(National City Bank, Ohio LOC)                                                  6,500,000
       5,500,000      Medina County, OH (Series 1998), Weekly VRDNs (Mack Industries,
                      Inc.)/(Huntington National Bank, Columbus, OH LOC)                                        5,500,000
       1,885,000   (2)Ohio HFA, MERLOTS (Series 2001-A78), Weekly VRDNs (GNMA COL)/(Wachovia Bank
                      N.A. LIQ)                                                                                 1,885,000
       3,805,000   (2)Ohio HFA, Variable Rate Certificates (Series 2001-I), Weekly VRDNs (GNMA
                      COL)/(Bank of America N.A. LIQ)                                                           3,805,000
       5,525,000   (2)Ohio State Building Authority (Series 2002), FR/RI-L39J Weekly VRDNs (Lehman
                      Brothers Holdings, Inc. LIQ)                                                              5,525,000
       1,270,000      Ohio State Water Development Authority Pollution Control Facilities (Series
                      2002), Weekly VRDNs (PPG Industries, Inc.)                                                1,270,000
       3,800,000      Ohio State Water Development Authority (Series 2002), Weekly VRDNs (PEL
                      Technologies LLC)/(Key Bank, N.A. LOC)                                                    3,800,000
      29,330,000      Ohio State, Solid Waste Revenue Bonds (Series 1998), Daily VRDNs (BP
                      Exploration & Oil, Inc.)/(BP PLC GTD)                                                     29,330,000
       8,700,000      Ohio Waste Development Authority Solid Waste (Series 2001), Daily VRDNs (BP
                      Products North America, Inc.)/(BP PLC GTD)                                                8,700,000
      12,800,000      Ohio Waste Development Authority Solid Waste, Refunding (Series 2002), Daily
                      VRDNs (BP Products North America, Inc.)/(BP PLC GTD)                                      12,800,000
       3,085,000      Ohio Water Development Authority (Series 2001B), Daily VRDNs (BP Products
                      North America, Inc.)/(BP PLC GTD)                                                         3,085,000
       2,107,600      Wapakoneta, OH, 2.20% BANs, 6/16/2005                                                     2,108,121
                           TOTAL                                                                               112,193,121
                      Oklahoma--1.0%
       5,650,000      Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(J.P. Morgan Chase
                      Bank, N.A. LOC)                                                                           5,650,000
      19,860,000   (2)Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2004-3), Weekly
                      VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ)                     19,860,000
       6,000,000      Oklahoma Development Finance Authority (Series 2003), 2.42% TOBs
                      (ConocoPhillips)/(ConocoPhillips GTD), Mandatory Tender 12/1/2005                         6,000,000
                           TOTAL                                                                                31,510,000
                      Oregon--0.6%
       8,500,000      Port of Morrow, OR (Series 2001A), Weekly VRDNs (Threemile Canyon Farms
                      LLC)/(Key Bank, N.A. LOC)                                                                 8,500,000
      10,000,000      Port of Morrow, OR (Series 2001C), Weekly VRDNs (Threemile Canyon Farms
                      LLC)/(Key Bank, N.A. LOC)                                                                 10,000,000
                           TOTAL                                                                                18,500,000
                      Pennsylvania--3.6%
       1,000,000      Chester County, PA IDA (Series 2000A), Weekly VRDNs (Innovative Solutions and
                      Support, Inc.)/(PNC Bank, N.A. LOC)                                                       1,000,000
       8,000,000      Erie, PA City School District, 2.75% TRANs, 6/30/2005                                     8,012,529
       1,392,000      Northampton County, PA IDA (Series 1997), Weekly VRDNs (Ultra-Poly Corp.)/(PNC
                      Bank, N.A. LOC)                                                                           1,392,000
        750,000       Pennsylvania EDFA Weekly VRDNs (Cyrogenics, Inc.)/(PNC Bank, N.A. LOC)                     750,000
      10,000,000      Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series
                      2004A), Weekly VRDNs (Sunoco, Inc.)                                                       10,000,000
      30,700,000      Pennsylvania State Higher Education Assistance Agency (Series 1997A), Weekly
                      VRDNs (AMBAC INS)/(Dexia Credit Local LIQ)                                                30,700,000
      22,500,000      Pennsylvania State Higher Education Assistance Agency (Series 2003 A-1),
                      Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ)                                         22,500,000
      10,000,000      Pennsylvania State Higher Education Assistance Agency (Series 2003 A-2),
                      Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ)                                         10,000,000
      19,500,000      Pennsylvania State Higher Education Assistance Agency (Series 2002 A), Weekly
                      VRDNs (FSA INS)/(Bayerische Landesbank Girozentrale, Lloyds TSB Bank PLC,
                      London, State Street Bank and Trust Co. and WestLB AG (GTD) LIQs)                         19,500,000
       5,600,000      Philadelphia, PA Hospitals & Higher Education Facilities Authority (Series
                      2002-C), Daily VRDNs (Children's Hospital of Philadelphia)/(MBIA Insurance
                      Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)                                             5,600,000
                           TOTAL                                                                               109,454,529
                      Puerto Rico--1.0%
       6,645,000      Puerto Rico Government Development Bank (GDB), 2.48% CP, Mandatory Tender
                      5/2/2005                                                                                  6,645,000
      24,227,000      Puerto Rico Government Development Bank (GDB), 2.58% CP, Mandatory Tender
                      6/10/2005                                                                                 24,227,000
                           TOTAL                                                                                30,872,000
                      Rhode Island--0.7%
       7,500,000      Lincoln, RI, 3.00% BANs, 10/12/2005                                                       7,538,353
       3,855,000      Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs
                      (Interplex Industries, Inc.)/(Key Bank, N.A. LOC)                                         3,855,000
       8,815,000      Warwick, RI Housing Authority (Series 2001), Daily VRDNs (Trafalgar East
                      Apartments)/(Fleet National Bank LOC)                                                     8,815,000
                           TOTAL                                                                                20,208,353
                      South Carolina--3.0%
      20,000,000      Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.)                                        20,000,000
      18,800,000      Berkeley County, SC IDB (Series 1996A), Weekly VRDNs (Nucor Corp.)                        18,800,000
       5,600,000      Berkeley County, SC IDB (Series 1997), Weekly VRDNs (Nucor Corp.)                         5,600,000
      13,000,000      Berkeley County, SC IDB (Series 1998), Weekly VRDNs (Nucor Corp.)                         13,000,000
      10,000,000   (2)Medical University of South Carolina Hospital Authority, AUSTIN (Series
                      2005A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)                10,000,000
       2,140,000      South Carolina Jobs-EDA Weekly VRDNs (Boozer Lumber Co.)/(Wachovia Bank N.A.
                      LOC)                                                                                      2,140,000
       1,950,000      South Carolina Jobs-EDA Weekly VRDNs (Lorraine Linens)/(Wachovia Bank N.A. LOC)           1,950,000
        200,000       South Carolina Jobs-EDA (Series 1990), Weekly VRDNs (NMFO
                      Associates)/(Wachovia Bank N.A. LOC)                                                       200,000
        300,000       South Carolina Jobs-EDA (Series 1990), Weekly VRDNs (Old Claussen's
                      Bakery)/(Wachovia Bank N.A. LOC)                                                           300,000
        200,000       South Carolina Jobs-EDA (Series 1990), Weekly VRDNs (Rice Street
                      Association)/(Wachovia Bank N.A. LOC)                                                      200,000
       3,500,000      South Carolina Jobs-EDA (Series 1996), Weekly VRDNs (PVC Container Corp.
                      Project)/(PNC Bank, N.A. LOC)                                                             3,500,000
       1,100,000      South Carolina Jobs-EDA (Series 1998), Weekly VRDNs (Carolina Cotton Works,
                      Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)                                     1,100,000
      12,200,000      South Carolina Jobs-EDA (Series 2001), Weekly VRDNs (Sisters of Charity
                      Providence Hospitals)/(Wachovia Bank N.A. LOC)                                            12,200,000
       2,000,000      York County, SC IDA (Series1989), Weekly VRDNs (Sediver Inc.)/(BNP Paribas SA
                      LOC)                                                                                      2,000,000
                           TOTAL                                                                                90,990,000
                      South Dakota--0.0%
        500,000       South Dakota Housing Development Authority (2003 Series F), Weekly VRDNs
                      (Landesbank Hessen-Thueringen, Frankfurt LIQ)                                              500,000
                      Tennessee--1.1%
       4,000,000      Blount County, TN IDB (Series 1988), Weekly VRDNs (Advanced Crystal
                      Technology, Inc.)/(SunTrust Bank LOC)                                                     4,000,000
       1,000,000      Cheatham County, TN IDB (Series 1997B), Weekly VRDNs (Triton Boat
                      Co.)/(Amsouth Bank N.A., Birmingham, AL LOC)                                              1,000,000
       4,850,000      Dickson, TN Health and Educational Facilities Board, Autumn Park Apartments
                      (Series 1999), Weekly VRDNs (Tennessee Partners XII LP)/(Union Planters Bank,
                      N.A., Memphis, TN LOC)                                                                    4,850,000
       1,700,000      Dover, TN IDB (Series 1997), Weekly VRDNs (Nashville Wire Products
                      Manufacturing Co.)/(Amsouth Bank N.A., Birmingham, AL LOC)                                1,700,000
       3,000,000      Jackson, TN IDB, Solid Waste Facility Bonds (Series 1995), Weekly VRDNs
                      (Florida Steel Corp.)/(Bank of America N.A. LOC)                                          3,000,000
        750,000       Knox County, TN IDB, (Series 1996), Weekly VRDNs (Health Ventures,
                      Inc.)/(SunTrust Bank LOC)                                                                  750,000
       9,505,000      Shelby County, TN Health Education & Housing Facilities Board (Series 1988),
                      Weekly VRDNs (Arbor Lake Project)/(PNC Bank, N.A. LOC)                                    9,505,000
        200,000       South Pittsburg, TN IDB (Series 1996), Weekly VRDNs (Lodge Manufacturing
                      Co.)/(SunTrust Bank LOC)                                                                   200,000
       2,245,000      Tullahoma, TN IDB (Series 1995), Weekly VRDNs (Rock-Tenn Converting
                      Co.)/(SunTrust Bank LOC)                                                                  2,245,000
       7,000,000      Wilson County, TN Health and Educational Facilities Board, Forest View
                      Apartments (Series 2003), Weekly VRDNs (Forest View LP)/(Amsouth Bank N.A.,
                      Birmingham, AL LOC)                                                                       7,000,000
                           TOTAL                                                                                34,250,000
                      Texas--14.1%
      12,000,000   (2)Austin, TX Airport System, MERLOTS (Series 2000J), Weekly VRDNs (MBIA
                      Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)                                             12,000,000
      14,885,000   (2)Austin, TX Housing Finance Corp., (PT-1348), Weekly VRDNs (Blunn Creek
                      Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)               14,885,000
       5,000,000   (2)Bexar County, TX Housing Finance Corp., (PT-2596), Weekly VRDNs (Rosemont
                      Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(WestLB AG (GTD) LOC)                         5,000,000
       5,200,000      Brazos Harbor, TX Industrial Development Corp., (Series 2003), 1.80% TOBs
                      (ConocoPhillips)/(ConocoPhillips GTD), Optional Tender 8/1/2005                           5,200,000
      10,000,000      Brazos River Authority, TX (Series 2001A), Weekly VRDNs (TXU Energy)/(Wachovia
                      Bank N.A. LOC)                                                                            10,000,000
       1,200,000      Brazos River Authority, TX (Series 2002A), Weekly VRDNs (TXU Energy)/(Wachovia
                      Bank N.A. LOC)                                                                            1,200,000
       5,630,000      Colorado County, TX IDC (Series 2000), Weekly VRDNs (Great Southern Wood,
                      Inc.)/(Wachovia Bank N.A. LOC)                                                            5,630,000
      14,665,000   (2)Dallas, TX Housing Finance Corp., (PT-2599), Weekly VRDNs (Southern Oaks
                      Housing)/(Merrill Lynch & Co., Inc. LIQ)/(WestLB AG (GTD) LOC)                            14,665,000
       9,000,000   (2)Dallas-Fort Worth, TX International Airport (PA-1061), Weekly VRDNs (MBIA
                      Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)                                      9,000,000
       3,915,000   (2)Dallas-Fort Worth, TX International Airport, (PT-738), Weekly VRDNs (FGIC
                      INS)/(Merrill Lynch & Co., Inc. LIQ)                                                      3,915,000
       3,035,000   (2)Dallas-Fort Worth, TX International Airport, MERLOTS (Series 2002-A13), Weekly
                      VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)                                                 3,035,000
       7,150,000   (2)Dallas-Fort Worth, TX International Airport, PUTTERs (Series 350), Weekly
                      VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)                       7,150,000
       4,995,000   (2)Dallas-Fort Worth, TX International Airport, PUTTERs (Series 354), Weekly
                      VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ)                                        4,995,000
       3,000,000   (2)Dallas-Fort Worth, TX International Airport, ROCs (Series 268), Weekly VRDNs
                      (MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ)                                  3,000,000
      21,580,000   (2)Dallas-Fort Worth, TX International Airport, Roaring Forks (Series 2003-4),
                      Weekly VRDNs (FSA, MBIA Insurance Corp. INS) and Bank of New York LIQs)                   21,580,000
       1,810,000   (2)El Paso, TX Housing Finance Corp., MERLOTS (Series 2001 A-40), 2.17% TOBs
                      (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005                           1,810,000
       9,050,000      Gulf Coast, TX IDA (Series 2001) Daily VRDNs (CITGO Petroleum Corp.)/(Bank of
                      New York LOC)                                                                             9,050,000
       5,100,000      Gulf Coast, TX IDA, Marine Terminal Revenue Bonds (Series 1993), Daily VRDNs
                      (BP Amoco Corp)                                                                           5,100,000
      22,950,000      Gulf Coast, TX Waste Disposal Authority Daily VRDNs (BP Amoco Corp)                       22,950,000
      23,600,000      Gulf Coast, TX Waste Disposal Authority (Series 1993), Daily VRDNs (BP Amoco
                      Corp)                                                                                     23,600,000
       5,200,000      Gulf Coast, TX Waste Disposal Authority (Series 1994), Daily VRDNs (BP Amoco
                      Corp)                                                                                     5,200,000
      21,030,000      Gulf Coast, TX Waste Disposal Authority (Series 1996), Daily VRDNs (BP Amoco
                      Corp)                                                                                     21,030,000
      12,700,000      Gulf Coast, TX Waste Disposal Authority (Series 1997), Daily VRDNs (BP Amoco
                      Corp)                                                                                     12,700,000
       6,675,000      Gulf Coast, TX Waste Disposal Authority (Series 2001), Daily VRDNs (BP Amoco
                      Corp)/(BP PLC GTD)                                                                        6,675,000
       7,800,000      Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds
                      (Series 1999), Weekly VRDNs (Air Products & Chemicals, Inc.)                              7,800,000
      25,000,000      Harris County, TX HFDC (Series 2005B), 2.07% TOBs (Methodist Hospital, Harris
                      County, TX), Mandatory Tender 5/9/2005                                                    25,000,000
       3,724,000   (2)Harris County, TX HFDC, Roaring Forks Certificates (Series 2001-13) Weekly
                      VRDNs (GNMA COL)/(Bank of New York LIQ)                                                   3,724,000
       9,585,000   (2)Houston, TX Airport System, MERLOTS (Series 2001-B4), Weekly VRDNs (FSA
                      INS)/(Wachovia Bank N.A. LIQ)                                                             9,585,000
      13,460,000   (2)Houston, TX (Series 2004 FR/RI-L41), Weekly VRDNs (Lehman Brothers Holdings,
                      Inc. LIQ)                                                                                 13,460,000
       3,500,000      Lower Neches Valley Authority, TX (Series 2003), Weekly VRDNs (Onyx
                      Environmental Services LLC)/(Fleet National Bank LOC)                                     3,500,000
      15,000,000      Port Arthur Navigation District, TX IDC, (Series 2001) Weekly VRDNs (Air
                      Products & Chemicals, Inc.)                                                               15,000,000
       3,170,000      Saginaw, TX IDA (Series 1998), Weekly VRDNs (Glad Investing Partners
                      Ltd.)/(J.P. Morgan Chase Bank, N.A. LOC)                                                  3,170,000
       7,000,000   (2)San Antonio, TX Electric & Gas System, Junior Lien Revenue Bonds (Series
                      2004), 2.20% TOBs (BNP Paribas SA LIQ), Mandatory Tender 12/1/2005                        7,000,000
       6,280,000   (2)San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 1.75% TOBs
                      (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 7/20/2005                             6,280,000
       7,000,000      San Antonio, TX Independent School District (PT-1184), Weekly VRDNs (Texas
                      Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ)              7,000,000
       2,425,000   (2)Tarrant County, TX Housing Finance Corp., (PT-2044) Weekly VRDNs (Hulen Bend
                      Seniors Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc.
                      LOC)                                                                                      2,425,000
       3,000,000   (2)Texas State Department of Housing & Community Affairs (PT-2507), Weekly VRDNs
                      (Ironwood Ranch Townhomes LP)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch &
                      Co., Inc. LOC)                                                                            3,000,000
       6,500,000      Texas State Department of Housing & Community Affairs (Series 2004F), 1.95%
                      TOBs, Mandatory Tender 8/3/2005                                                           6,500,000
       5,000,000   (2)Texas State Department of Housing & Community Affairs (Series 2005 FR/RI-L2),
                      Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ)                              5,000,000
      13,400,000      Texas State Department of Housing & Community Affairs, Addison Park Apartments
                      (Series 2004), Weekly VRDNs (Arlington Partners LP)/(Compass Bank, Birmingham
                      LOC)                                                                                      13,400,000
       9,016,000   (2)Texas State Department of Housing & Community Affairs, Clippers (Series
                      2001-1), 2.36% TOBs (GNMA COL)/(State Street Bank and Trust Co. LIQ), Optional
                      Tender 9/8/2005                                                                           9,016,000
      55,000,000      Texas State, (Series 2004), 3.00% TRANs, 8/31/2005                                        55,210,969
       4,400,000      Waco, TX Industrial Development Corp., (Series 1998), Weekly VRDNs (Chad A.
                      Grief 1998 Irrevocable Trust)/(Amsouth Bank N.A., Birmingham, AL LOC)                     4,400,000
       3,850,000      Waxahachie, TX IDA (Series 1998), Weekly VRDNs (Rock-Tenn Converting
                      Co.)/(SunTrust Bank LOC)                                                                  3,850,000
                           TOTAL                                                                               433,690,969
                      Utah--0.2%
       4,400,000      Emery County, UT (Series 1994), Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of
                      Nova Scotia, Toronto LIQ)                                                                 4,400,000
       1,500,000      West Jordan, UT (Series 1999), Weekly VRDNs (Penco Products, Inc.)/(Key Bank,
                      N.A. LOC)                                                                                 1,500,000
                           TOTAL                                                                                5,900,000
                      Vermont--0.6%
       5,950,000   (2)Vermont HFA (Series 2004 FR/RI-L76), Weekly VRDNs (FSA  INS)/(Lehman Brothers
                      Holdings, Inc. LIQ)                                                                       5,950,000
       5,955,000   (2)Vermont HFA, MERLOTS (Series 2001-A49), 2.17% TOBs (FSA INS)/(Wachovia Bank
                      N.A. LIQ), Optional Tender 11/10/2005                                                     5,955,000
       5,255,000   (2)Vermont HFA, MERLOTS (Series 2001-A91), 2.17% TOBs (FSA INS)/(Wachovia Bank
                      N.A. LIQ), Optional Tender 11/10/2005                                                     5,255,000
                           TOTAL                                                                                17,160,000
                      Virginia--1.2%
       2,625,000      Campbell County, VA IDA Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America
                      N.A. LOC)                                                                                 2,625,000
       5,000,000   (2)Harrisonburg, VA Redevelopment & Housing Authority (PT-485), 1.70% TOBs
                      (Rolling Brook Village Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender
                      9/8/2005                                                                                  5,000,000
       5,935,000   (2)Metropolitan Washington, DC Airports Authority (MT-108), Weekly VRDNs (MBIA
                      Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ)                               5,935,000
       4,500,000      Newport News, VA Redevelopment & Housing Authority (Series 2001A), Weekly
                      VRDNs (Admiral Pointe Apartments)/(SunTrust Bank LOC)                                     4,500,000
       4,630,000      Portsmouth, VA Redevelopment and Housing Authority (Series 2000), Weekly VRDNs
                      (Yorkshire Square Townhouse Apartments)/(SunTrust Bank LOC)                               4,630,000
       5,060,000      Roanoke, VA IDA (Series 2002B), Daily VRDNs (Carilion Health System Obligated
                      Group)                                                                                    5,060,000
       6,500,000   (2)Virginia Port Authority, MERLOTS (Series 1997M), Weekly VRDNs (MBIA Insurance
                      Corp. INS)/(Wachovia Bank N.A. LIQ)                                                       6,500,000
       2,800,000      Winchester, VA IDA (Series 2001), Weekly VRDNs (Northwood
                      Manufacturing)/(Wachovia Bank N.A. LOC)                                                   2,800,000
                           TOTAL                                                                                37,050,000
                      Washington--2.8%
       6,990,000   (2)Chelan County, WA Public Utility District No. 1, MERLOTS (Series 2001-B1),
                      Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA Insurance Corp.
                      INS)/(Wachovia Bank N.A. LIQ)                                                             6,990,000
       5,221,000   (2)Energy Northwest, WA, Piper Certificates (Series 2002C), Weekly VRDNs (FSA
                      INS)/(Bank of New York LIQ)                                                               5,221,000
       9,000,000      Pierce County, WA Economic Development Corp., (Series 1995), Weekly VRDNs
                      (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC)                                     9,000,000
       4,890,000      Port of Pasco, WA Economic Development Corporation (Series 1996), Weekly VRDNs
                      (Douglas Fruit Company, Inc.)/(U.S. Bank, N.A. LOC)                                       4,890,000
       2,495,000   (2)Port of Seattle, WA (PT-720) Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)                 2,495,000
       4,450,000   (2)Port of Seattle, WA (PT-728), Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)                4,450,000
       4,320,000   (2)Port of Seattle, WA (PT-850), 1.66% TOBs (MBIA Insurance Corp. INS)/(Merrill
                      Lynch & Co., Inc. LIQ), Optional Tender 8/18/2005                                         4,320,000
       8,600,000   (2)Port of Seattle, WA (PT-1780), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co.,
                      Inc. LIQ)                                                                                 8,600,000
       7,690,000   (2)Port of Seattle, WA, MERLOTS (Series 2001-A53), 2.22% TOBs (MBIA Insurance
                      Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/16/2005                           7,690,000
       2,420,000      Seattle, WA Housing Authority (Series 2002: New Holly Project Phase III),
                      Weekly VRDNs (Desdemona LP)/(Key Bank, N.A. LOC)                                          2,420,000
      12,650,000      Seattle, WA Housing Authority (Series 2003), Weekly VRDNs (High Point North
                      LP)/(Bank of America N.A. LOC)                                                            12,650,000
      11,790,000   (2)Spokane, WA Public Facilities District, MERLOTS (Series 2001-A111), 2.17% TOBs
                      (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005           11,790,000
       1,000,000      Washington State Economic Development Finance Authority (Series 2001L), Weekly
                      VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A. LOC)                            1,000,000
       5,350,000      Washington State Housing Finance Commission (Series 2002A), Weekly VRDNs
                      (Alderwood Court Associates LP)/(FNMA LOC)                                                5,350,000
                           TOTAL                                                                                86,866,000
                      West Virginia--0.8%
       1,280,000      Berkeley County, WV County Commission (Series 1994),, Weekly VRDNs (Brentwood
                      Industries, Inc.)/(General Electric Capital Corp. LOC)                                    1,280,000
       9,000,000      Grant County, WV County Commission, PCRB (Series 1994), 2.40% CP (Virginia
                      Electric & Power Co.), Mandatory Tender 6/1/2005                                          9,000,000
       1,500,000      Grant County, WV County Commission, PCRB (Series 1994), 2.45% CP (Virginia
                      Electric & Power Co.), Mandatory Tender 5/18/2005                                         1,500,000
       8,000,000      Grant County, WV County Commission, PCRB (Series 1994), 2.45% CP (Virginia
                      Electric & Power Co.), Mandatory Tender 5/5/2005                                          8,000,000
       4,780,000   (2)South Charleston, WV (PT-1637), Weekly VRDNs (Southmoor Apartments)/(Merrill
                      Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)                                    4,780,000
                           TOTAL                                                                                24,560,000
                      Wisconsin--0.8%
       9,500,000      Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995), Weekly VRDNs
                      (Wausau Paper Mills Co.)/(J.P. Morgan Chase Bank, N.A. LOC)                               9,500,000
        800,000       Grand Chute, WI (Series 2000A), Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A.
                      LOC)                                                                                       800,000
       2,430,000      Hartford, WI (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/(Marshall &
                      Ilsley Bank, Milwaukee LOC)                                                               2,430,000
       6,000,000      Mequon-Thiensville, WI School District, 2.50% TRANs, 9/9/2005                             6,016,927
       2,300,000      Milwaukee, WI (Series 1997), 2.25% TOBs (Signature Flight Support
                      Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/1/2005                 2,300,000
       1,000,000      New Berlin, WI (Series 1997A), Weekly VRDNs (Sunraider LLC/New Berlin
                      Plastics, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)                                        1,000,000
       3,080,000      Sussex, WI IDB (Series 2000), Weekly VRDNs (Sharp Packaging Systems,
                      Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)                                             3,080,000
                           TOTAL                                                                                25,126,927
                           TOTAL INVESTMENTS---105.8% (AT AMORTIZED COST)(3)                                  3,267,517,657
                           OTHER ASSETS AND LIABILITIES---NET--(5.8)%                                          (179,444,647)
                           TOTAL NET ASSETS---100%                                                       $    3,088,073,010

    1   The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ('NRSROs') or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by
        Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.
        Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At April 30, 2005, the portfolio securities were rated as follows:
========================================================================================================

                                     Tier Rating Based on Total Market Value (unaudited)
                                                     First Tier    Second
                                                                   Tier
                                                   -------------- -----------
                                                   -------------- -----------
                                                        97.8%      2.2%
                                                   -------------- -----------
    2     Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of
          1933. These securities, all of which have been deem liquid by criteria approved by the fund's Board of
          Directors, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2005, these securities amounted to $1,287,576,653 which represents 41.7% of total net assets.
    3     Also represents cost for federal tax purposes.


Note:         The categories of investments are shown as a percentage of total net assets at April 30, 2005.

Investment Valuation
The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7, under the Act.



The following acronyms are used throughout this portfolio:

AMBAC          --American Municipal Bond Assurance Corporation
AMT            --Alternative Minimum Tax
ARMs           --Adjustable Rate Mortgages
BANs           --Bond Anticipation Notes
COL            --Collateralized
CP             --Commercial Paper
EDA            --Economic Development Authority
EDFA           --Economic Development Financing Authority
FGIC           --Financial Guaranty Insurance Company
FHLMC          --Federal Home Loan Mortgage Corporation
FNMA           --Federal National Mortgage Association
FSA            --Financial Security Assurance
GANs           --Grant Anticipation Notes
GNMA           --Government National Mortgage Association
GTD            --Guaranteed
HEFA           --Health and Education Facilities Authority
HFA            --Housing Finance Authority
HFDC           --Health Facility Development Corporation
IDA            --Industrial Development Authority
IDB            --Industrial Development Bond
IDC            --Industrial Development Corporation
IDR            --Industrial Development Revenue
IDRB           --Industrial Development Revenue Bond
IFA            --Industrial Finance Authority
INS            --Insured
LIQ(s)         --Liquidity Agreement
LOC(s)         --Letter of Credit
MERLOTS        --Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCA            --Pollution Control Authority
PCR            --Pollution Control Revenue
PCFA           --Pollution Control Finance Authority
PRF            --Prerefunded
PUTTERs        --Putable Tax Exempt Receipts
RANs           --Revenue Anticipation Notes
ROCs           --Reset Option Certificates
SA             --Support Agreement
TANs           --Tax Anticipation Notes
TOBs           --Tender Option Bonds
TRANs          --Tax and Revenue Anticipation Notes
UT             --Unlimited Tax
VRDNs          --Variable Rate Demand Notes



PRIME CASH OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)


       Principal
        Amount                                                                                                     Value

                        ASSET-BACKED SECURITIES--4.0%
                        Finance - Automotive--1.3%
 $    13,001,702        Ford Credit Auto Owner Trust 2005-A, Class A1, 2.620%, 9/15/2005                 $       13,001,702
      40,000,000        Ford Credit Auto Owner Trust 2005-B, Class A1, 3.150%, 12/15/2005                        40,000,000
       6,735,227        Nissan Auto Lease Trust 2004-A, Class A1, 2.106%, 10/17/2005                             6,735,228
      14,912,204        Volkswagen Auto Lease Trust 2005-A, Class A1, 2.985%, 3/20/2006                          14,912,204
        518,465         WFS Financial Owner Trust 2004-4, Class A1, 2.088%, 11/17/2005                            518,464
      24,000,000        WFS Financial Owner Trust 2005-2, Class A1, 3.136%, 4/17/2006                            24,000,000
                            TOTAL                                                                                99,167,598
                        Finance - Equipment--0.7%
       6,895,767    (1) CIT Equipment Collateral 2004-DFS, Class A1, 2.095%, 10/20/2005                          6,895,767
      12,056,810        CNH Equipment Trust 2004-A, Class A1, 2.001%, 10/14/2005                                 12,053,489
      33,004,417        CNH Equipment Trust 2005-A, Class A1, 3.080%, 4/7/2006                                   33,004,417
                            TOTAL                                                                                51,953,673
                        Finance - Retail--2.0%
      149,000,000       Permanent Financing (No. 6) PLC, Class A-1, 2.880%, 9/10/2005                           149,000,000
                            TOTAL ASSET-BACKED SECURITIES                                                       300,121,271

                        CERTIFICATES OF DEPOSIT--3.5%
                        Banking--3.5%
      52,000,000        Barclays Bank PLC, 3.030%, 6/30/2005                                                     52,000,000
      30,000,000        Citibank N.A., New York, 3.040%, 7/5/2005                                                30,000,000
      35,000,000        DePfa Bank PLC, 2.590%, 6/2/2005                                                         35,000,307
      50,000,000        HBOS Treasury Services PLC, 2.780%, 7/11/2005                                            50,001,459
      25,000,000        Huntington National Bank, Columbus, OH, 2.830%, 7/11/2005                                25,000,000
      25,000,000        Mercantile Safe Deposit & Trust Co., Baltimore, 2.690%, 5/9/2005                         25,000,000
      50,000,000        Regions Bank, Alabama, 3.130%, 8/8/2005                                                  50,000,000
                            TOTAL CERTIFICATES OF DEPOSIT                                                       267,001,766

                        COLLATERALIZED LOAN AGREEMENTS--6.0%
                        Banking--1.3%
      100,000,000       IXIS Financial Products Inc., 3.100%, 5/2/2005                                          100,000,000
                        Brokerage--4.7%
      225,000,000       Citigroup Global Markets, Inc., 3.100%, 5/2/2005                                        225,000,000
      132,000,000       Merrill Lynch & Co., Inc., 3.150%, 5/2/2005                                             132,000,000
                            TOTAL                                                                               357,000,000
                            TOTAL COLLATERALIZED LOAN AGREEMENTS                                                457,000,000

                        COMMERCIAL PAPER --21.0%(2)
                        Banking--6.9%
      40,000,000        Bank of America Corp., 2.970%, 6/28/2005                                                 39,808,600
      20,000,000        Barclays US Funding Corp., (GTD by Barclays Bank PLC), 2.870%, 8/2/2005                  19,851,717
      40,000,000    (1) Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 3.090%, 7/27/2005                     39,701,300
      62,500,000        DePfa Bank PLC, 2.890% - 3.030%, 6/9/2005 - 7/11/2005                                    62,197,771
      58,300,000    (1) Fountain Square Commercial Funding Corp., 2.960% - 3.120%, 6/16/2005 -
                        7/27/2005                                                                                57,973,151
      15,000,000        HBOS Treasury Services PLC, 3.020%, 7/5/2005                                             14,918,208
      71,442,000    (1) Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 3.050%,
                        5/31/2005                                                                                71,266,471
      23,250,000        Louis Dreyfus Corp., (Barclays Bank PLC LOC), 2.830%, 5/2/2005                           23,248,172
      194,500,000   (1) Picaros Funding LLC, (GTD by KBC Bank N.V.), 2.670% - 3.180%, 5/3/2005 -
                        8/31/2005                                                                               193,488,910
                            TOTAL                                                                               522,454,300
                        Brokerage--0.6%
      43,800,000        Morgan Stanley, 3.080% - 3.090%, 7/18/2005 - 7/22/2005                                   43,504,058
                        Finance - Automotive--1.1%
      65,000,000        FCAR Auto Loan Trust, A1+/P1 Series, 2.540% - 2.640%, 5/16/2005 - 6/2/2005               64,874,344
      16,500,000        New Center Asset Trust, A1/P1 Series, 2.880%, 6/30/2005                                  16,420,800
                            TOTAL                                                                                81,295,144
                        Finance - Commercial--2.7%
      13,000,000    (1) Amsterdam Funding Corp., 2.670%, 5/2/2005                                                12,999,036
       7,000,000        CIT Group, Inc., 2.800%, 7/11/2005                                                       6,961,344
      20,000,000    (1) Compass Securitization LLC, 3.010%, 6/15/2005                                            19,924,750
      84,896,000    (1) Edison Asset Securitization LLC, 2.540% - 3.050%, 6/1/2005 - 8/9/2005                    84,585,424
      50,090,000    (1) Fairway Finance Company LLC, 3.070% - 3.050%, 7/21/2005 - 9/28/2005                      49,708,836
      35,000,000        General Electric Capital Corp., 3.000%, 6/28/2005                                        34,830,833
                            TOTAL                                                                               209,010,223
                        Finance - Retail--2.7%
      175,000,000   (1) Paradigm Funding LLC, 2.940% - 3.040%, 6/3/2005 - 6/6/2005                              174,504,667
      34,000,000    (1) Sheffield Receivables Corp., 3.100%, 7/25/2005                                           33,751,139
                            TOTAL                                                                               208,255,806
                        Finance - Securities--5.1%
      57,200,000    (1) Galaxy Funding Inc., 2.690%, 5/3/2005                                                    57,191,452
      168,300,000   (1) Georgetown Funding Co. LLC, 2.830% - 3.130%, 5/3/2005 - 7/26/2005                       167,910,892
      101,000,000   (1) Grampian Funding LLC, 2.970% - 3.080%, 7/26/2005 - 8/17/2005                            100,238,238
      21,850,000    (1) Ivory Funding Corp., 2.680%, 5/3/2005                                                    21,846,747
      14,000,000    (1) Perry Global Funding LLC, Series A, 2.940%, 5/23/2005                                    13,974,847
      25,000,000    (1) Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 2.700%, 7/5/2005                      24,878,125
                            TOTAL                                                                               386,040,301
                        Insurance--1.9%
      145,000,000   (1) Aspen Funding Corp., (Insured by MBIA Insurance Corp.), 2.795% - 3.030%,
                        5/25/2005 - 7/7/2005                                                                    144,572,050
                            TOTAL COMMERCIAL PAPER                                                             1,595,131,882

                        CORPORATE BONDS--0.4%
                        Banking--0.4%
      20,000,000        Citigroup, Inc., 2.950%, 9/1/2005                                                        20,005,395
      13,600,000        Wells Fargo Financial, Inc., (GTD by Wells Fargo & Co.), 3.100%, 9/12/2005               13,606,370
                            TOTAL CORPORATE BONDS                                                                33,611,765

                        CORPORATE NOTES--0.5%
                        Brokerage--0.5%
      35,000,000        Goldman Sachs Group LP, 2.970%, 8/1/2005                                                 35,000,000

                        GOVERNMENT AGENCIES--1.9%
                        Government Agency--1.9%
      50,000,000        Federal Home Loan Bank System, 1.600%, 5/16/2005                                         50,000,000
      96,000,000        Federal Home Loan Mortgage Corp., 2.725% - 2.925%, 9/9/2005 - 11/7/2005                  95,999,350
                            TOTAL GOVERNMENT AGENCIES                                                           145,999,350

                        LOAN PARTICIPATION--1.3%
                        Chemicals--0.9%
      67,000,000        DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.),
                        2.870% - 3.120%, 5/31/2005 - 9/30/2005                                                   67,000,000
                        Electrical Equipment--0.4%
      32,000,000        Mt. Vernon Phenol Plant Partnership, (GTD by General Electric Co.), 3.000%,
                        5/19/2005                                                                                32,000,000
                            TOTAL LOAN PARTICIPATION                                                             99,000,000

                        MUNICIPALS--1.9%
                        Banking--0.7%
      25,000,000        California PCFA, (1996 Series E), (J.P. Morgan Chase Bank, N.A. LOC),
                        3.050%, 5/2/2005                                                                         25,000,000
      14,015,000        California State, Economic Recovery Bonds (Series 2004C-11), (BNP Paribas SA
                        LOC), 2.980%, 5/4/2005                                                                   14,015,000
      14,600,000        New York City, NY, Municipal Water Finance Authority, (Series 2003 C-1),
                        3.050%, 5/2/2005                                                                         14,600,000
                            TOTAL                                                                                53,615,000
                        Insurance--0.7%
      11,470,000        Kentucky Economic Development Finance Authority, (Series 1999B), (Insured by
                        MBIA Insurance Corp.), 3.000%, 5/4/2005                                                  11,470,000
      42,300,000        Metropolitan Transportation Authority, NY, Dedicated Tax Fund (Series
                        2005A), (Insured by XL Capital Assurance Inc.), 2.950%, 5/5/2005                         42,300,000
                            TOTAL                                                                                53,770,000
                        Oil & Oil Finance--0.5%
      36,355,000        Valdez, AK, Marine Terminal, (Series 2003B), (GTD by BP PLC), 3.030%,
                        5/2/2005                                                                                 36,355,000
                            TOTAL MUNICIPALS                                                                    143,740,000

                        NOTES - VARIABLE --44.7%(3)
                        Banking--21.6%
       4,490,000        1700 Financial Group, Inc., Series 2002, (Regions Bank, Alabama LOC),
                        3.110%, 5/5/2005                                                                         4,490,000
       4,155,000        4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 3.100%, 5/5/2005                         4,155,000
       4,760,000        AW Mobile LLC, (Wachovia Bank N.A. LOC), 3.280%, 5/6/2005                                4,760,000
       4,274,000        Aaron Oil Co., Inc., (Amsouth Bank N.A., Birmingham, AL, LOC), 3.180%,
                        5/5/2005                                                                                 4,274,000
       5,755,000        Acton Realty Investors LLP, (Amsouth Bank N.A., Birmingham, AL, LOC),
                        3.180%, 5/5/2005                                                                         5,755,000
       2,660,000        Alabama State IDA, (Regions Bank, Alabama LOC), 3.110%, 5/5/2005                         2,660,000
       2,000,000        Albuquerque, NM, Series 1997 El Canto, Inc., (Wells Fargo Bank Minnesota
                        N.A. LOC), 3.170%, 5/5/2005                                                              2,000,000
       1,145,000        Alder Creek Properties LLC, (Key Bank, N.A. LOC), 3.100%, 5/5/2005                       1,145,000
       3,550,000        American Custom Yachts, Inc., (Amsouth Bank N.A., Birmingham, AL, LOC),
                        3.180%, 5/5/2005                                                                         3,550,000
       8,600,000        American Health Centers, Inc., Series 2004, (Amsouth Bank N.A., Birmingham,
                        AL, LOC), 3.180%, 5/5/2005                                                               8,600,000
       8,125,000        Anchor Holdings LLC, Series 2000, (U.S. Bank, N.A. LOC), 3.080%, 5/5/2005                8,125,000
       5,415,000        B & H Holdings LLC, (Amsouth Bank N.A., Birmingham, AL, LOC), 3.180%,
                        5/5/2005                                                                                 5,415,000
       4,085,000        BMW Investments, Inc., (Wachovia Bank N.A. LOC), 3.180%, 5/6/2005                        4,085,000
      10,040,000        Badger Mining Corp., (U.S. Bank, N.A. LOC), 3.020%, 5/4/2005                             10,040,000
       3,715,000        Baldwin County Sewer Service LLC, Series 2003, (Amsouth Bank N.A.,
                        Birmingham, AL, LOC), 3.180%, 5/5/2005                                                   3,715,000
      25,000,000    (1) Bank of New York Co., Inc., 3.060%, 5/27/2005                                            25,000,000
       9,780,000        Barton Healthcare LLC, (J.P. Morgan Chase Bank, N.A. LOC), 3.030%, 5/4/2005              9,780,000
      25,630,000        Battle Creek, MI, Downtown Development Authority, Series 2004, (Insured by
                        AMBAC), 3.110%, 5/4/2005                                                                 25,630,000
       7,880,000        Bessemer, AL, IDB, Series 2003, (Regions Bank, Alabama LOC), 3.060%, 5/5/2005            7,880,000
       1,000,000        Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 3.110%, 5/5/2005               1,000,000
       1,985,000        Birmingham Fastener and Supply, Inc., (Amsouth Bank N.A., Birmingham, AL,
                        LOC), 3.180%, 5/5/2005                                                                   1,985,000
      35,000,000    (1) Blue Heron Funding V-A Ltd., Class A-2, (GTD by WestLB AG), 3.080%, 5/23/2005            35,000,000
        980,000         Bond Holdings LP, (Wachovia Bank N.A. LOC), 3.060%, 5/6/2005                              980,000
       3,230,000        Boyd-Plott LLC, (Amsouth Bank N.A., Birmingham, AL, LOC), 3.180%, 5/5/2005               3,230,000
       5,440,000        Briarwood LP, (Series 1999), (J.P. Morgan Chase Bank, N.A. LOC), 3.164%,
                        5/5/2005                                                                                 5,440,000
       5,995,000        Brownsburg Christian Church, Inc., (U.S. Bank, N.A. LOC), 3.210%, 5/5/2005               5,995,000
       3,125,000        Brumfield Properties, Inc., (Amsouth Bank N.A., Birmingham, AL, LOC),
                        3.120%, 5/5/2005                                                                         3,125,000
       4,845,000        CAM International LP, (Amsouth Bank N.A., Birmingham, AL, LOC), 3.180%,
                        5/5/2005                                                                                 4,845,000
       6,810,000        California Statewide Communities Development Authority, (U.S. Bank, N.A.
                        LOC), 3.140%, 5/2/2005                                                                   6,810,000
      50,000,000        Calyon, Paris, 2.860%, 5/13/2005                                                         49,996,469
       2,380,000        Capital Container Properties LLC, (Regions Bank, Alabama LOC), 3.160%,
                        5/5/2005                                                                                 2,380,000
      54,661,000        Capital One Funding Corp., (J.P. Morgan Chase Bank, N.A. LOC), 3.030%,
                        5/5/2005                                                                                 54,661,000
        364,000         Capital One Funding Corp., (Series 1993-A), (J.P. Morgan Chase Bank, N.A.
                        LOC), 3.030%, 5/5/2005                                                                    364,000
       1,731,000        Capital One Funding Corp., Series 1996-C, (J.P. Morgan Chase Bank, N.A.
                        LOC), 3.030%, 5/5/2005                                                                   1,731,000
        55,000          Charapp Family Ltd., Series 2000, (Huntington National Bank, Columbus, OH,
                        LOC), 3.290%, 5/5/2005                                                                     55,000
       4,810,000        Charles River LLC, (Harris Trust & Savings Bank, Chicago LOC), 3.180%,
                        5/5/2005                                                                                 4,810,000
       9,500,000        Charlotte Christian School, Series 1999, (Wachovia Bank N.A. LOC), 3.060%,
                        5/4/2005                                                                                 9,500,000
      13,260,000        Citywide Development Corp., (J.P. Morgan Chase Bank, N.A. LOC), 3.030%,
                        5/5/2005                                                                                 13,260,000
       3,350,000        Cleveland Country Club, Inc., Series 2001, (Amsouth Bank N.A., Birmingham,
                        AL, LOC), 3.180%, 5/5/2005                                                               3,350,000
       4,700,000        Cleveland, TN, IDB, (Wachovia Bank N.A. LOC), 3.110%, 5/4/2005                           4,700,000
       7,130,000        Coilplus-Alabama, Inc., (Amsouth Bank N.A., Birmingham, AL, LOC), 3.160%,
                        5/5/2005                                                                                 7,130,000
      15,000,000        Cook County, IL, Series 2002 A, 3.084%, 5/4/2005                                         15,000,000
      50,000,000        Credit Suisse First Boston, 2.970%, 5/20/2005                                            50,002,636
       3,380,000        DBH Properties LLC, Series 2004, (Amsouth Bank N.A., Birmingham, AL, LOC),
                        3.180%, 5/5/2005                                                                         3,380,000
       4,370,000        DLR Investments, Inc., Series 2000, Ripley Crossing Project, (J.P. Morgan
                        Chase Bank, N.A. LOC), 3.160%, 5/5/2005                                                  4,370,000
       2,600,000        Davis Industries, Inc., (Comerica Bank LOC), 3.030%, 5/5/2005                            2,600,000
      170,000,000   (1) DePfa Bank PLC, 2.990%, 6/15/2005                                                       170,000,000
       5,000,000        Destin Water Users, Inc., (Amsouth Bank N.A., Birmingham, AL, LOC), 3.180%,
                        5/5/2005                                                                                 5,000,000
       4,645,000        Duncan Machinery Movers Inc., (Fifth Third Bank, Cincinnati LOC), 3.060%,
                        5/5/2005                                                                                 4,645,000
       6,890,000        ERC Real Estate LLC, (Key Bank, N.A. LOC), 3.100%, 5/5/2005                              6,890,000
       2,110,000        Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 3.020%, 5/4/2005                          2,110,000
       5,015,000        Elmira Downtown Arena LLC, (Key Bank, N.A. LOC), 3.100%, 5/5/2005                        5,015,000
        905,000         Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC),
                        3.060%, 5/5/2005                                                                          905,000
       2,900,000        Equity Development Corp., Series 2002, (Amsouth Bank N.A., Birmingham, AL,
                        LOC), 3.181%, 5/5/2005                                                                   2,900,000
       7,600,000        Erwin Marine Sales, Inc., Series 2000, (Amsouth Bank N.A., Birmingham, AL,
                        LOC), 3.180%, 5/5/2005                                                                   7,600,000
       4,000,000        Excel Mining Systems, Inc., Series 2001, (Australia & New Zealand Banking
                        Group, Melbourne LOC), 3.214%, 5/5/2005                                                  4,000,000
        618,000         First Baptist Church of West Monroe, LA, Series 2003, (Amsouth Bank N.A.,
                        Birmingham, AL, LOC), 3.180%, 5/5/2005                                                    618,000
       2,125,000        Frank Nelson Building of Birmingham LLC, (Amsouth Bank N.A., Birmingham, AL,
                        LOC), 3.180%, 5/5/2005                                                                   2,125,000
        930,000         Fredricksburg, VA, IDA, (SunTrust Bank LOC), 3.070%, 5/4/2005                             930,000
       5,775,000        Freeport, IL, (U.S. Bank, N.A. LOC), 3.190%, 5/5/2005                                    5,775,000
       2,130,000        Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank,
                        N.A. LOC), 3.100%, 5/5/2005                                                              2,130,000
       2,520,000        Galliano Marine Service, Inc., (Amsouth Bank N.A., Birmingham, AL, LOC),
                        3.120%, 5/5/2005                                                                         2,520,000
       4,500,000        Georgia Ports Authority, Colonel's Island Terminal Project (Series 1996-A),
                        Revenue Bonds, (SunTrust Bank LOC), 3.020%, 5/4/2005                                     4,500,000
      75,000,000        Greenwich Capital Holdings, Inc., 2.980% - 3.024%, 5/23/2005 - 5/30/2005                 74,999,822
       4,035,000        Grigsby Properties LLC, Series 2002, (Amsouth Bank N.A., Birmingham, AL,
                        LOC), 3.180%, 5/5/2005                                                                   4,035,000
       1,585,000        Guilford Capital LLC, Series 2002 - C, (Regions Bank, Alabama LOC), 3.260%,
                        5/5/2005                                                                                 1,585,000
       2,420,000        Guilford Capital LLC, Series 2002 - F, (Regions Bank, Alabama LOC), 3.260%,
                        5/5/2005                                                                                 2,420,000
      178,000,000       HBOS Treasury Services PLC, 3.101% - 3.080%, 5/2/2005 - 6/24/2005                       178,000,000
      97,000,000    (1) HBOS Treasury Services PLC, 3.330%, 5/20/2005                                            97,000,000
       8,055,000        Hanna Steel Corp., (Wachovia Bank N.A. LOC), 3.180%, 5/6/2005                            8,055,000
       8,870,000        Healthcare Funding LLC, Series 1999, (National City Bank, Michigan/Illinois
                        LOC), 3.060%, 5/5/2005                                                                   8,870,000
       3,100,000        Holden Properties Colorado LLC, (Comerica Bank - California LOC), 3.140%,
                        5/5/2005                                                                                 3,100,000
       8,780,000        Home City Ice Co. & H.C. Transport, Series 2000, (U.S. Bank, N.A. LOC),
                        3.080%, 5/5/2005                                                                         8,780,000
       4,580,000        Hugh W. Underwood/Underwood Properties, (Regions Bank, Alabama LOC), 3.090%,
                        5/5/2005                                                                                 4,580,000
       5,655,000        Hugh W. Underwood, (Regions Bank, Alabama LOC), 3.090%, 5/5/2005                         5,655,000
       3,085,000        IPC Industries, Inc., (Amsouth Bank N.A., Birmingham, AL, LOC), 3.120%,
                        5/5/2005                                                                                 3,085,000
       3,150,000        IT Spring Wire LLC, Series 1997, (Fifth Third Bank, Cincinnati LOC), 3.110%,
                        5/5/2005                                                                                 3,150,000
       7,485,000        Ilsco Corp., (U.S. Bank, N.A. LOC), 3.080%, 5/5/2005                                     7,485,000
      15,000,000        Interlock Realty Co., (U.S. Bank, N.A. LOC), 3.030%, 5/5/2005                            15,000,000
       1,125,000        J.W. Harris, (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC),
                        3.060%, 5/5/2005                                                                         1,125,000
       3,840,000        Jemmack Funding Group LLC, Series 2002, (Fifth Third Bank, Cincinnati LOC),
                        3.080%, 5/5/2005                                                                         3,840,000
      10,815,000        Jet-Pep, Inc., Series 2003, (Amsouth Bank N.A., Birmingham, AL, LOC),
                        3.180%, 5/5/2005                                                                         10,815,000
       3,935,000        Kansas Development Finance Authority, DLR Deer Creek Project, (Federal Home
                        Loan Bank of Topeka LOC), 3.114%, 5/5/2005                                               3,935,000
       2,300,000        Kentucky Derby Hosiery Co., Inc., (Amsouth Bank N.A., Birmingham, AL, LOC),
                        3.180%, 5/5/2005                                                                         2,300,000
       1,325,000        Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank Minnesota
                        N.A. LOC), 3.050%, 5/5/2005                                                              1,325,000
       3,150,000        LCO Ventures LLC, (Fleet National Bank LOC), 3.020%, 5/5/2005                            3,150,000
       2,800,000        Life Church Birmingham, (Amsouth Bank N.A., Birmingham, AL, LOC), 3.180%,
                        5/5/2005                                                                                 2,800,000
       5,000,000    (1) Los Angeles, CA, MERLOTS Series 2000 A (H&H Theatre), (Wachovia Bank N.A.
                        LOC), 3.160%, 5/4/2005                                                                   5,000,000
       2,620,000        Mayer Properties LLP, (Wachovia Bank N.A. LOC), 3.160%, 5/6/2005                         2,620,000
       1,940,000        McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 3.130%,
                        5/6/2005                                                                                 1,940,000
       8,100,000        Medical Arts Capital LLC, Series 2001, (Regions Bank, Alabama LOC), 3.160%,
                        5/5/2005                                                                                 8,100,000
      58,750,000        Mercantile Safe Deposit & Trust Co., Baltimore, 2.930% - 3.030%, 5/13/2005 -
                        5/23/2005                                                                                58,750,000
       1,025,000        Michigan State Housing Development Authority, Series 1999B, Lexington Place
                        Apartments, (Bank of America N.A. LOC), 3.160%, 5/5/2005                                 1,025,000
       2,900,000        Mike Patton Real Estate II LLC, (Amsouth Bank N.A., Birmingham, AL, LOC),
                        3.181%, 5/5/2005                                                                         2,900,000
       3,600,000        Mile Bluff Clinic Building Partnership, (U.S. Bank, N.A. LOC), 3.020%,
                        5/4/2005                                                                                 3,600,000
       2,160,000        Mississippi Business Finance Corp., (J.P. Morgan Chase Bank, N.A. LOC),
                        3.120%, 5/5/2005                                                                         2,160,000
       1,275,000        Mississippi Business Finance Corp., Mississippi College Project, Series
                        2001B, (Amsouth Bank N.A., Birmingham, AL, LOC), 3.180%, 5/5/2005                        1,275,000
       2,835,000        Montgomery, AL, IDB, (Wachovia Bank N.A. LOC), 3.120%, 5/5/2005                          2,835,000
       2,290,000        New Berlin, WI, Sunraider LLC Series 1997B, (J.P. Morgan Chase Bank, N.A.
                        LOC), 3.060%, 5/5/2005                                                                   2,290,000
       2,750,000        New Jersey EDA, Morey Organization, Inc. Project, Series 1997, (Wachovia
                        Bank N.A. LOC), 3.110%, 5/4/2005                                                         2,750,000
       2,565,000        New Jersey EDA, Phoenix Realty Partners, (Wachovia Bank N.A. LOC), 3.180%,
                        5/4/2005                                                                                 2,565,000
       3,675,000        Norcross Investment Group LLC, (Regions Bank, Alabama LOC), 3.110%, 5/5/2005             3,675,000
       5,285,000        O.K.I. Supply Co., (Series 1998), (Fifth Third Bank, Cincinnati LOC),
                        3.060%, 5/5/2005                                                                         5,285,000
       3,050,000        Oakwoods Master Ltd. Partnership, (Amsouth Bank N.A., Birmingham, AL, LOC),
                        3.190%, 5/5/2005                                                                         3,050,000
       2,990,000        P.C.I. Paper Conversions, Inc., Series 2000, (Key Bank, N.A. LOC), 3.100%,
                        5/5/2005                                                                                 2,990,000
       4,015,000        PW Holdings LLC, (Regions Bank, Alabama LOC), 3.110%, 5/5/2005                           4,015,000
       2,400,000        Parker Towing Co., Inc., Series 2001, (Amsouth Bank N.A., Birmingham, AL,
                        LOC), 3.180%, 5/5/2005                                                                   2,400,000
       6,580,000        R & J Investment Co., (J.P. Morgan Chase Bank, N.A. LOC), 3.160%, 5/5/2005               6,580,000
      11,580,000        Racetrac Capital LLC, Series 2000, (Regions Bank, Alabama LOC), 3.090%,
                        5/5/2005                                                                                 11,580,000
      55,000,000        Royal Bank of Canada, Montreal, 2.920%, 5/10/2005                                        55,000,000
      50,000,000        Royal Bank of Scotland PLC, Edinburgh, 2.840%, 5/9/2005                                  49,998,387
       1,029,000        Sandridge Food Corp., (National City Bank, Ohio LOC), 3.110%, 5/5/2005                   1,029,000
       7,330,000        Second Baptist Church, Millington, TN, (Amsouth Bank N.A., Birmingham, AL,
                        LOC), 3.180%, 5/5/2005                                                                   7,330,000
       3,645,000        Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 3.060%, 5/4/2005                  3,645,000
       3,945,000        Sherman-Dixie Concrete Industries, Inc., (Amsouth Bank N.A., Birmingham, AL,
                        LOC), 3.180%, 5/5/2005                                                                   3,945,000
       5,335,000        Sioux-Preme Packing Co., (U.S. Bank, N.A. LOC), 3.020%, 5/4/2005                         5,335,000
       5,570,000        Southeast Christian Church of Jefferson County, KY Inc., Series 2003, (J.P.
                        Morgan Chase Bank, N.A. LOC), 3.060%, 5/5/2005                                           5,570,000
       4,570,000        Springhill Medical Complex, Inc., (Amsouth Bank N.A., Birmingham, AL, LOC),
                        3.120%, 5/5/2005                                                                         4,570,000
       9,060,000        Stow-Glen Properties LLC, (U.S. Bank, N.A. LOC), 3.210%, 5/5/2005                        9,060,000
       2,520,000        TIL Holdings LLC, (Amsouth Bank N.A., Birmingham, AL, LOC), 3.180%, 5/5/2005             2,520,000
       2,245,000        TTL Realty LLC, (Amsouth Bank N.A., Birmingham, AL, LOC), 3.180%, 5/5/2005               2,245,000
       1,740,000        Tarrant Hydraulics Services LLC, (Amsouth Bank N.A., Birmingham, AL, LOC),
                        3.180%, 5/5/2005                                                                         1,740,000
      16,025,000        Taxable Floating Rate Notes, Series 2002-H1, Becker, MN, PCR, (Bank of New
                        York Swap Agreement), 3.190%, 5/4/2005                                                   16,025,000
       2,280,000        Trap Rock Industries, Inc., Series 1997, (Wachovia Bank N.A. LOC), 3.080%,
                        5/4/2005                                                                                 2,280,000
       3,180,000        University Church of Christ, (Wachovia Bank N.A. LOC), 3.130%, 5/6/2005                  3,180,000
       2,595,000        University Ltd. Properties LLC, (Amsouth Bank N.A., Birmingham, AL, LOC),
                        3.180%, 5/5/2005                                                                         2,595,000
       2,055,000        VLF LLC, The Village of Lovejoy,Fountain Project, (Key Bank, N.A. LOC),
                        3.100%, 5/5/2005                                                                         2,055,000
       2,575,000        Vista Grande Villa, (Lasalle Bank, N.A. LOC), 3.100%, 5/5/2005                           2,575,000
       5,945,000        WL Properties of Georgia, Inc., (Regions Bank, Alabama LOC), 3.090%, 5/5/2005            5,945,000
       3,820,000        Watson's St. Louis Property LLC, Series 2001, (U.S. Bank, N.A. LOC), 3.080%,
                        5/5/2005                                                                                 3,820,000
       4,315,000        Weaver Rentals LLC, (Amsouth Bank N.A., Birmingham, AL, LOC), 3.180%,
                        5/5/2005                                                                                 4,315,000
       8,670,000        Wellbrook Finance LLC, (Regions Bank, Alabama LOC), 3.090%, 5/5/2005                     8,670,000
      110,000,000       Wells Fargo & Co., 2.920% - 3.020%, 5/3/2005 - 5/16/2005                                110,000,000
      15,500,000        West Memphis IDRB, S-B Power Tool Project, Series 2000 A, (J.P. Morgan Chase
                        Bank, N.A. LOC), 3.000%, 5/5/2005                                                        15,500,000
      50,000,000        Westpac Banking Corp. Ltd., Sydney, 2.990%, 6/13/2005                                    50,000,000
       1,545,000        White's Ferry Road Church of Christ, Inc., (Amsouth Bank N.A., Birmingham,
                        AL, LOC), 3.180%, 5/5/2005                                                               1,545,000
       4,190,000        Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 3.130%,
                        5/5/2005                                                                                 4,190,000
                            TOTAL                                                                              1,641,579,314
                        Brokerage--7.9%
      40,000,000    (1) Goldman Sachs Group, Inc., 2.944%, 5/16/2005                                             40,005,040
      25,000,000        Goldman Sachs Group, Inc., Promissory Notes, 2.921%, 5/9/2005                            25,000,000
      40,000,000        Merrill Lynch & Co., Inc., 2.900%, 5/4/2005                                              40,000,000
      165,000,000   (1) Merrill Lynch & Co., Inc., 3.060%, 5/11/2005                                            165,000,000
      332,000,000       Morgan Stanley,  2.860% - 3.080%, 5/3/2005 - 5/27/2005                                  332,004,904
                            TOTAL                                                                               602,009,944
                        Finance - Commercial--4.1%
      30,000,000        Compass Securitization LLC, 2.840%, 5/9/2005                                             29,999,450
      25,000,000    (1) Compass Securitization LLC, 2.920%, 5/17/2005                                            24,998,931
       3,500,000        Decoster, Series 2003-A, (General Electric Capital Corp. LOC), 3.110%,
                        5/5/2005                                                                                 3,500,000
      50,000,000        General Electric Capital Corp., 2.870%, 5/12/2005                                        50,001,250
      193,500,000   (1) General Electric Capital Corp., 3.070%, 5/17/2005                                       193,500,000
       8,500,000        Oberthur Gaming Technologies Corp., Series 2002-A, (General Electric Capital
                        Corp. LOC), 3.110%, 5/5/2005                                                             8,500,000
                            TOTAL                                                                               310,499,631
                        Finance - Securities--5.2%
      63,000,000    (1) K2 (USA) LLC, (GTD by K2 Corp.), 3.015% - 3.020%, 5/23/2005 - 5/25/2005                  62,995,174
      327,000,000   (1) Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 2.355% - 3.030%, 5/2/2005
                        - 6/2/2005                                                                              326,989,149
                            TOTAL                                                                               389,984,323
                        Government Agency--0.2%
       5,120,000        Acton Assisted Living LLC, Series 2000, (Federal Home Loan Bank of
                        Pittsburgh LOC), 3.130%, 5/5/2005                                                        5,120,000
       3,985,000        Community Hearth and Home Ltd., Series 2002, (Federal Home Loan Bank of
                        Cincinnati LOC), 3.160%, 5/5/2005                                                        3,985,000
       5,600,000        Direct One Funding Corp., (FNMA LOC), 3.130%, 5/5/2005                                   5,600,000
        955,000         Direct One Funding Corp., Series 2000 (Sexton Properties), (FNMA LOC),
                        3.130%, 5/5/2005                                                                          955,000
                            TOTAL                                                                                15,660,000
                        Insurance--5.7%
      21,500,000        AEGON N.V., 2.990%, 5/13/2005                                                            21,501,290
      24,000,000        Allstate Life Insurance Co., 2.987% - 3.000%, 5/1/2005 - 5/2/2005                        24,000,000
      25,000,000        GE Capital Assurance Co., 3.000%, 6/1/2005                                               25,000,000
      25,000,000        Hartford Life Insurance Co., 2.913% - 3.080%, 5/2/2005 - 6/1/2005                        25,000,000
      22,000,000        Jackson National Life Insurance Co., 3.091%, 5/23/2005                                   22,000,000
      50,000,000    (1) MBIA Global Funding LLC, 3.034%, 5/30/2005                                               50,000,000
      45,000,000        Metropolitan Life Insurance Co., 2.903% - 3.240%, 5/2/2005 - 7/1/2005                    45,000,000
      54,000,000        Monumental Life Insurance Co., 2.970% - 3.280%, 5/1/2005 - 5/31/2005                     54,000,000
      50,000,000        New York Life Insurance Co., 3.010%, 6/1/2005                                            50,000,000
      12,000,000    (1) Pacific Life Global Funding, 2.860%, 5/4/2005                                            12,000,467
      35,610,000        Santa Monica Community College District, Series 2001 D, (Insured by AMBAC),
                        3.110%, 5/5/2005                                                                         35,610,000
      25,000,000        Transamerica Occidental Life Insurance Co., 3.240%, 7/1/2005                             25,000,000
      45,000,000        Travelers Insurance Co., 2.938% - 3.190%, 5/20/2005 - 6/28/2005                          45,000,000
                            TOTAL                                                                               434,111,757
                            TOTAL NOTES - VARIABLE                                                             3,393,844,969

                        MUTUAL FUNDS--0.7%
                        Asset Management--0.7%
      25,000,000        Nations Money Market Reserves                                                            25,000,000
      30,088,937        Scudder Money Market Institutional Shares                                                30,088,937
                            TOTAL MUTUAL FUNDS                                                                   55,088,937

                        REPURCHASE AGREEMENTS--14.9%
      450,000,000       Interest in $1,800,000,000 joint repurchase agreement with Citigroup Global
                        Markets, Inc., 3.050%, dated 4/29/2005 to be repurchased at $450,114,375 on
                        5/2/2005, collateralized by U.S. Government Agency Obligations with various
                        maturities to 5/25/2035, collateral market value $1,850,438,784                         450,000,000
      182,405,000       Interest in $1,600,000,000 joint repurchase agreement with Countrywide
                        Securities Corp., 2.970%, dated 4/29/2005 to be repurchased at $182,450,145 on 5/2/2005, collateralized by U.S. Government Agency and Treasury
                        Obligations with various maturities to 5/25/2035, collateral market value
                        $1,639,519,742                                                                          182,405,000
      300,000,000       Interest in $680,000,000 joint repurchase agreement with Goldman Sachs &
                        Co., 2.950%, dated 4/29/2005 to be repurchased at $300,073,750 on 5/2/2005, collateralized by U.S. Government Agency Obligations with various maturities
                        to 12/15/2034, collateral market value $698,849,978                                     300,000,000
      200,000,000       Interest in $500,000,000 joint repurchase agreement with Wachovia
                        Securities, Inc., 2.970%, dated 4/29/2005 to be repurchased at $200,049,500 on 5/2/2005, collateralized by U.S. Government Agency Obligations with
                        various maturities to 11/1/2035, collateral market value $513,472,510                   200,000,000
                            TOTAL REPURCHASE AGREEMENTS                                                        1,132,405,000
                            TOTAL INVESTMENTS - 100.8% (AT AMORTIZED COST)(4)                                  7,657,944,940
                            OTHER ASSETS AND LIABILITIES - NET - (0.8)%                                         (62,281,444)
                            TOTAL NET ASSETS - 100%                                                      $     7,595,663,496

====================================================================================================================================
    1      Denotes a restricted security, including securities purchased under Rule 144A of Securities Act of
           1933.  These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.  At April 30, 2005, these securities amounted to $2,482,900,563 which represents 32.7% of total net assets.
    2      Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
    3      Current rate and next reset date shown.
    4      Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.



Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

AMBAC             --American Municipal Bond Assurance Corporation
EDA               --Economic Development Authority
FNMA              --Federal National Mortgage Association
GTD               --Guaranteed
IDA               --Industrial Development Authority
IDB               --Industrial Development Bond
IDRB              --Industrial Development Revenue Bond
LOC               --Letter of Credit
MERLOTS           --Municipal Exempt Receipts - Liquidity Options Tender Series
PCR               --Pollution Control Revenue
PCFA              --Pollution Control Finance Authority


PRIME MANAGEMENT OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)

       Principal
        Amount                                                                                                     Value

                        ASSET-BACKED SECURITIES--1.7%
                        Finance - Automotive--0.9%
 $     2,600,340        Ford Credit Auto Owner Trust 2005-A, Class A1, 2.620%, 9/15/2005                 $       2,600,340
       5,000,000        Ford Credit Auto Owner Trust 2005-B, Class A1, 3.150%, 12/15/2005                        5,000,000
       5,000,000        Honda Auto Receivables Owner Trust 2005-2, Class A1, 3.182%, 5/15/2006                   5,000,000
        336,761         Nissan Auto Lease Trust 2004-A, Class A1, 2.105%, 10/17/2005                              336,761
       4,000,000        WFS Financial Owner Trust 2005-2, Class A1, 3.136%, 4/17/2006                            4,000,000
                             TOTAL                                                                               16,937,101
                        Finance - Equipment--0.4%
        656,740     (1)  CIT Equipment Collateral 2004-DFS, Class A1, 2.095%, 10/20/2005                          656,740
       4,583,947        CNH Equipment Trust 2005-A, Class A1, 3.080%, 4/7/2006                                   4,583,947
       2,135,010    (1) GE Commercial Equipment Financing LLC, Series 2004-A, Class A-1, 2.590%,
                        12/22/2005                                                                               2,135,010
                             TOTAL                                                                               7,375,697
                        Finance - Retail--0.4%
       8,000,000        Permanent Financing (No. 6) PLC, Class A-1, 2.880%, 5/9/2005                             8,000,000
                             TOTAL ASSET-BACKED SECURITIES                                                       32,312,798

                        CERTIFICATES OF DEPOSIT--13.8%
                        Banking--13.8%
      22,000,000        Barclays Bank PLC, 3.030%, 6/30/2005                                                     22,000,000
      15,000,000        Compass Bank, Birmingham, 3.000%, 6/14/2005                                              15,000,000
       5,000,000        DePfa Bank PLC, 2.600%, 6/2/2005                                                         5,000,044
      20,000,000        Dresdner Bank AG, Frankfurt, 2.800%, 5/10/2005                                           20,000,000
      10,000,000        Huntington National Bank, Columbus, OH, 2.830%, 7/11/2005                                10,000,000
      25,000,000        Regions Bank, Alabama, 3.130%, 8/8/2005                                                  25,000,000
      43,000,000        UBS AG, 3.005%, 6/30/2005                                                                43,000,000
      85,000,000        Washington Mutual Bank, F.A., 2.810% - 3.030%, 5/2/2005 - 6/29/2005                      85,000,000
      40,000,000        Wilmington Trust Co., 2.970%, 6/3/2005                                                   39,999,848
                             TOTAL CERTIFICATES OF DEPOSIT                                                      264,999,892

                        COLLATERALIZED LOAN AGREEMENTS--14.0%
                        Banking--6.2%
      50,000,000        Credit Suisse First Boston Corp., 3.120%, 5/2/2005                                       50,000,000
      50,000,000        Greenwich Capital Markets, Inc., 3.125%, 5/2/2005                                        50,000,000
      20,000,000        IXIS Financial Products Inc., 3.100%, 5/2/2005                                           20,000,000
                             TOTAL                                                                              120,000,000
                        Brokerage--7.8%
      30,000,000        Bear Stearns Cos., Inc., 3.090% - 3.150%, 5/2/2005 - 6/1/2005                            30,000,000
      60,000,000        Citigroup Global Markets, Inc., 3.100%, 5/2/2005                                         60,000,000
      10,000,000        Lehman Brothers, Inc., 3.180%, 5/2/2005                                                  10,000,000
      50,000,000        Merrill Lynch & Co., Inc., 3.150%, 5/2/2005                                              50,000,000
                             TOTAL                                                                              150,000,000
                             TOTAL COLLATERALIZED LOAN AGREEMENTS                                               270,000,000

                        COMMERCIAL PAPER--28.4%(2)
                        Banking--5.5%
      18,000,000        Bank of America Corp., 2.810% - 2.970%, 5/9/2005 - 6/28/2005                             17,955,476
       5,000,000    (1) Fountain Square Commercial Funding Corp., 2.960%, 6/16/2005                              4,981,089
      15,000,000        HBOS Treasury Services PLC, 3.020%, 7/5/2005                                             14,918,208
      25,000,000    (1) Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 3.050%,
                        5/31/2005                                                                                24,938,576
      20,000,000        Louis Dreyfus Corp., (Barclays Bank PLC LOC), 2.830%, 5/2/2005                           19,998,428
       5,000,000    (1) Picaros Funding LLC, (Guaranteed by KBC Bank N.V.), 2.800%, 5/20/2005                    4,992,611
      18,545,000    (1) Three Rivers Funding Corp., 2.850%, 5/3/2005                                             18,542,064
                             TOTAL                                                                              106,326,452
                        Brokerage--0.8%
      15,000,000        Morgan Stanley, 3.080%, 7/18/2005                                                        14,899,900
                        Finance - Automotive--4.0%
       5,000,000        FCAR Auto Loan Trust, A1+/P1 Series, 2.540%, 5/16/2005                                   4,994,708
      50,000,000        FCAR Auto Loan Trust, A1/P1 Series, 2.790% - 3.000%, 5/5/2005 - 6/15/2005                49,893,550
      15,000,000        New Center Asset Trust, A1+/P1 Series, 2.880%, 5/18/2005                                 14,979,600
       6,500,000        New Center Asset Trust, A1/P1 Series, 2.880%, 6/30/2005                                  6,468,800
                             TOTAL                                                                               76,336,658
                        Finance - Commercial--3.7%
      21,730,000        CIT Group, Inc., 2.700% - 3.260%, 5/9/2005 - 9/20/2005                                   21,557,089
      10,000,000    (1) Compass Securitization LLC, 3.010%, 6/15/2005                                            9,962,375
      40,000,000        General Electric Capital Corp., 3.000%, 6/29/2005                                        39,803,333
                             TOTAL                                                                               71,322,797
                        Finance - Retail--4.9%
      15,000,000    (1) Chariot Funding LLC, 2.820%, 5/4/2005                                                    14,996,475
      10,000,000    (1) PREFCO-Preferred Receivables Funding Co., 2.980%, 6/10/2005                              9,966,889
      70,000,000    (1) Paradigm Funding LLC, 2.690% - 3.040%, 5/6/2005 - 6/6/2005                               69,813,165
                             TOTAL                                                                               94,776,529
                        Finance - Securities--6.8%
       2,000,000    (1) Galaxy Funding Inc., 3.030%, 7/5/2005                                                    1,989,058
      93,000,000    (1) Georgetown Funding Co. LLC, 2.830% - 3.020%, 5/3/2005 - 6/15/2005                        92,841,154
      18,000,000    (1) Grampian Funding LLC, 2.970% - 3.080%, 7/26/2005 - 8/17/2005                             17,854,032
       2,000,000    (1) K2 (USA) LLC, (Guaranteed by K2 Corp.), 2.830%, 5/27/2005                                1,995,912
      11,178,000    (1) Perry Global Funding LLC Series A, 2.94% - 2.96%, 5/23/2005 - 6/6/2005                   11,152,100
       5,000,000    (1) Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 2.760%, 7/11/2005              4,972,783
                             TOTAL                                                                              130,805,039
                        Food & Beverage--1.9%
      36,000,000        Sara Lee Corp., 2.84% - 3.02%, 5/4/2005 - 6/27/2005                                      35,971,080
                        Insurance--0.8%
      15,000,000    (1) Aspen Funding Corp., (Insured by MBIA Insurance Corp.), 2.795%, 5/25/2005                14,972,050
                             TOTAL COMMERCIAL PAPER                                                             545,410,505

                        CORPORATE BONDS--1.0%
                        Banking--1.0%
       1,000,000        J.P. Morgan Chase & Co., 7.000%, 7/15/2005                                               1,008,369
      17,600,000        Manufacturers & Traders Trust Co., Buffalo, NY, 2.955%, 6/15/2005                        17,598,130
                             TOTAL                                                                               18,606,499
                        Food & Beverage--0.0%
        450,000         Sara Lee Corp., 6.400%, 6/9/2005                                                          451,442
                             TOTAL CORPORATE BONDS                                                               19,057,941

                        LOAN PARTICIPATION--3.6%
                        Chemicals--1.6%
      30,000,000        DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours &
                        Co.), 2.870% -3.120%, 5/2/2005 - 6/30/2005                                               30,000,000
                        Finance - Retail--2.0%
      38,000,000        Countrywide Home Loans, Inc., 2.850% - 3.010%, 5/3/2005 - 5/20/2005                      38,000,000
                             TOTAL LOAN PARTICIPATION                                                            68,000,000

                        MUNICIPALS--10.0%
                        Banking--1.2%
      22,200,000        New York City, NY, (2004 Series A-2), (Bank of America N.A. LOC), 3.000%,
                        5/4/2005                                                                                 22,200,000
                        Insurance--4.3%
      12,925,000        Cleveland, OH Airport System, Revenue Bonds (Series 2000C), (Insured by
                        Financial Security Assurance, Inc.), 3.000%, 5/5/2005                                    12,925,000
      30,000,000        Metropolitan Transportation Authority, NY, Dedicated Tax Fund (Series
                        2005A), (Insured by XL Capital Assurance Inc.), 2.950%, 5/5/2005                         30,000,000
      40,400,000        New York State Dormitory Authority, Mental Health Services (2003 Subseries
                        D-2A), (Insured by MBIA Insurance Corp.), 3.000%, 5/5/2005                               40,400,000
                             TOTAL                                                                               83,325,000
                        Municipal--4.5%
      85,700,000        California Statewide Communities Development Authority, (Series 2004J),
                        2.970%, 5/4/2005                                                                         85,700,000
                             TOTAL MUNICIPALS                                                                   191,225,000

                        NOTES - VARIABLE--17.5%(3)
                        Banking--6.2%
       3,000,000        AlaTrade Foods LLC, Series 4, (Amsouth Bank N.A., Birmingham, AL LOC),
                        3.181%, 5/5/2005                                                                         3,000,000
       1,016,000        American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A.
                        LOC), 3.110%, 5/5/2005                                                                   1,016,000
       2,035,000        BD Toy LLC, Series 2003, (Compass Bank, Birmingham LOC), 3.270%, 5/5/2005                2,035,000
       2,000,000        Barclays Bank PLC, 2.984%, 5/30/2005                                                     1,999,272
       2,000,000        Battle Creek, MI Downtown Development Authority, Series 2004, (Insured by
                        AMBAC), 3.110%, 5/4/2005                                                                 2,000,000
       1,250,000        Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 3.110%, 5/5/2005               1,250,000
        980,000         Bond Holdings LP, (Wachovia Bank N.A. LOC), 3.060%, 5/6/2005                              980,000
       2,500,000        Dale G. Mithum, M.D. FACS, Series 2003, (Compass Bank, Birmingham LOC),
                        3.320%, 5/5/2005                                                                         2,500,000
       1,500,000        DeKalb County, GA Housing Authority, Series 2004-T Highlands, (Bank of
                        America N.A. LOC), 3.320%, 5/5/2005                                                      1,500,000
        500,000         Drury Inns, Inc., (First Commercial Bank, Birmingham, AL LOC), 3.120%,
                        5/5/2005                                                                                  500,000
       5,000,000        First Family Church, Series 2005, (Regions Bank, Alabama LOC), 3.080%,
                        5/5/2005                                                                                 5,000,000
       1,065,000        Franklin County, PA IDA, Series 2001B Precast Systems, LLC, (Manufacturers &
                        Traders Trust Co., Buffalo, NY LOC), 3.210%, 5/6/2005                                    1,065,000
       5,000,000        Greenwich Capital Holdings, Inc., 3.024%, 5/27/2005                                      4,999,982
       1,385,000        Grote Family LP, (Huntington National Bank, Columbus, OH LOC), 3.290%,
                        5/5/2005                                                                                 1,385,000
       7,919,000        HP Huntsville LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC),
                        3.180%, 5/5/2005                                                                         7,919,000
       5,120,000        Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National
                        Bank, Columbus, OH LOC), 3.180%, 5/5/2005                                                5,120,000
       6,790,000        Headquarters Partnership Ltd., Series 2001, (National Australia Bank Ltd.,
                        Melbourne LOC), 3.120%, 5/5/2005                                                         6,790,000
      10,000,000        Huntington National Bank, Columbus, OH, 2.971%, 5/9/2005                                 10,002,689
      20,000,000        Interlock Realty Co., (U.S. Bank, NA LOC), 3.030%, 5/5/2005                              20,000,000
        835,000         J.W. Harris, (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC),
                        3.060%, 5/5/2005                                                                          835,000
       1,195,000        Kress Building LLC, Series 2004, (First Commercial Bank, Birmingham, AL
                        LOC), 3.290%, 5/5/2005                                                                   1,195,000
       9,650,000        Lake Mary Bay LP, Series 2005, (Amsouth Bank N.A., Birmingham, AL LOC),
                        3.181%, 5/5/2005                                                                         9,650,000
       1,720,000        Lee County, FL IDA, Bonita Community Health Center, Series 1999B, (Fifth
                        Third Bank, Cincinnati LOC), 3.080%, 5/6/2005                                            1,720,000
       3,000,000        Marital Trust No. 2, Vernon W. Van Aker, Grantor, (Amsouth Bank N.A.,
                        Birmingham, AL LOC), 3.181%, 5/5/2005                                                    3,000,000
       5,600,000        MOBR-04 LLC, Series 2004, (Compass Bank, Birmingham LOC), 3.270%, 5/5/2005               5,600,000
        270,000         McCullough Oil Bond Issue LLC, Series 2003, (Amsouth Bank N.A., Birmingham,
                        AL LOC), 3.180%, 5/5/2005                                                                 270,000
       1,250,000        Mercantile Safe Deposit & Trust Co., Baltimore, 2.930%, 5/13/2005                        1,250,000
       4,000,000        Prevea Clinic, Inc., Series 2004-A, (Wells Fargo Bank, N.A. LOC), 3.010%,
                        5/5/2005                                                                                 4,000,000
       3,500,000        Pro-Cell LLC, Series 2004, (Compass Bank, Birmingham LOC), 3.270%, 5/5/2005              3,500,000
       3,395,000        R. M. Greene, Inc., Series 2000, (Columbus Bank and Trust Co., GA LOC),
                        3.120%, 5/5/2005                                                                         3,395,000
        560,000         Sandridge Food Corp., (National City Bank, Ohio LOC), 3.110%, 5/5/2005                    560,000
       1,000,000        SunTrust Bank, 3.120%, 7/4/2005                                                          1,000,158
        745,000         Triple O LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC),
                        3.340%, 5/5/2005                                                                          745,000
       1,300,000        Wellborn Forest Products, Inc., (Compass Bank, Birmingham LOC), 3.270%,
                        5/5/2005                                                                                 1,300,000
       3,200,000        William Morris Realty Huntsville LLC, Series 2004, (Compass Bank, Birmingham
                        LOC), 3.270%, 5/5/2005                                                                   3,200,000
                             TOTAL                                                                              120,282,101
                        Brokerage--4.8%
      20,000,000    (1) Goldman Sachs Group, Inc., 2.943%, 5/16/2005                                             20,002,520
      15,000,000        Goldman Sachs Group, Inc., Promissory Notes, 2.921%, 5/9/2005                            15,000,000
      57,000,000        Morgan Stanley, 2.860% - 2.970%, 5/2/2005 - 5/27/2005                                    57,003,563
                             TOTAL                                                                               92,006,083
                        Finance - Commercial--0.4%
       5,000,000    (1) Compass Securitization LLC, 2.900%, 5/16/2005                                            4,999,901
       2,000,000        General Electric Capital Corp., 2.870%, 5/12/2005                                        2,000,050
                             TOTAL                                                                               6,999,951
                        Finance - Securities--3.4%
      30,000,000    (1)  K2 (USA) LLC, (Guaranteed by K2 Corp.), 3.015%, 5/23/2005 - 5/30/2005                   29,995,900
      36,000,000    (1)  Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 2.860% - 3.160%,
                        5/2/2005 -7/18/2005                                                                      36,010,168
                             TOTAL                                                                               66,006,068
                        Insurance--2.7%
      10,000,000        Hartford Life Insurance Co., 3.080%, 6/1/2005                                            10,000,000
      20,000,000        Metropolitan Life Insurance Co., 2.902%, 5/2/2005                                        20,000,000
       1,000,000        New York Life Insurance Co., 3.010%, 6/1/2005                                            1,000,000
      20,000,000    (1) Premium Asset Trust, 2000-6, (Insured by Protective Life Insurance Co.),
                        3.350%, 6/7/2005                                                                         20,005,851
                             TOTAL                                                                               51,005,851
                             TOTAL NOTES - VARIABLE                                                             336,300,054

                        REPURCHASE AGREEMENTS--12..1%
      232,875,000       Interest in $1,600,000,000 joint repurchase agreement with Countrywide
                        Securities Corp., 2.970%, dated 4/29/2005 to be repurchased at $ 232,932,637 on 5/2/2005, collateralized by U.S. Government Agency Obligations with
                        various maturities to 5/25/2035, collateral market value $1,639,519,742                 232,875,000
                             TOTAL INVESTMENTS -
                             102.1%
                              (AT AMORTIZED COST)(4)                                                           1,960,181,190
                             OTHER ASSETS AND LIABILITIES - NET - (2.1)%                                        (39,556,570)
                             TOTAL NET ASSETS - 100%                                                     $     1,920,624,620

====================================================================================================================================

    1      Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of
           1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2005, these securities amounted to $417,776,423 which represents 22% of total net assets.
    2      These issues show the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.
    3      Current rate and next reset date shown.
    4      Also represents cost for federal tax purposes.

Note:    The categories of investments are shown as a percentage of total net assets at April 30, 2005.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

AMBAC             --American Municipal Bond Assurance Corporation
IDA               --Industrial Development Authority
LOC               --Letter of Credit



PRIME OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)

      Principal
       Amount
      or Shares                                                                                                    Value

                      ASSET-BACKED SECURITIES--3.8%
                      Finance - Automotive--2.7%
 $   70,000,000       Capital One Auto Finance Trust 2005-A, Class A1, 3.122%, 4/15/2006                 $       70,000,000
     43,000,000       CarMax Auto Owner Trust 2005-1, Class A1, 3.139%, 4/15/2006                                43,000,000
     19,502,553       Ford Credit Auto Owner Trust 2005-A, Class A1, 2.620%, 9/15/2005                           19,502,553
     100,000,000      Ford Credit Auto Owner Trust 2005-B, Class A1, 3.150%, 12/15/2005                         100,000,000
     45,000,000       Honda Auto Receivables Owner Trust 2005-2, Class A1, 3.182%, 5/15/2006                     45,000,000
      6,735,228       Nissan Auto Lease Trust 2004-A, Class A1, 2.105%, 10/17/2005                               6,735,228
     96,929,323       Volkswagen Auto Lease Trust 2005-A, Class A1, 2.985%, 3/20/2006                            96,929,323
       332,349        WFS Financial Owner Trust 2004-4, Class A1, 2.087%, 11/17/2005                              332,349
     63,000,000       WFS Financial Owner Trust 2005-2, Class A1, 3.136%, 4/17/2006                              63,000,000
                           TOTAL                                                                                444,499,453
                      Finance - Equipment--0.9%
     15,105,013   (1) CIT Equipment Collateral 2004-DFS, Class A1, 2.095%, 10/20/2005                            15,105,013
       686,820        CIT Equipment Collateral 2004-EF1, Class A1, 1.630%, 7/15/2005                              686,820
     39,093,839       CIT Equipment Collateral 2005-VT1, Class A1, 3.072%, 3/20/2006                             39,093,839
     88,011,779       CNH Equipment Trust 2005-A, Class A1, 3.080%, 4/7/2006                                     88,011,779
     11,742,554   (1) GE Commercial Equipment Financing LLC, Series 2004-A, Class A-1, 2.590%,
                      12/22/2005                                                                                 11,742,554
                           TOTAL                                                                                154,640,005
                      Insurance--0.2%
     34,231,649       Onyx Acceptance Auto Owner Trust 2005-A, Class A1, (Insured by MBIA Insurance
                      Corp.), 2.849%, 3/15/2006                                                                  34,231,649
                           TOTAL ASSET-BACKED SECURITIES                                                        633,371,107

                      CERTIFICATES OF DEPOSIT--2.4%
                      Banking--2.4%
     85,000,000       BNP Paribas SA, 2.770% - 2.775%, 7/7/2005                                                  85,000,321
     50,000,000       Citibank NA, New York, 3.040%, 7/5/2005                                                    50,000,000
     35,000,000       DePfa Bank PLC, 2.600%, 6/2/2005                                                           35,000,307
     50,000,000       HBOS Treasury Services PLC, 2.795%, 7/11/2005                                              50,001,459
     136,700,000      Huntington National Bank, Columbus, OH, 2.580% - 2.830%, 5/9/2005 - 7/11/2005             136,700,000
     50,000,000       Regions Bank, Alabama, 3.130%, 8/8/2005                                                    50,000,000
                           TOTAL CERTIFICATES OF DEPOSIT                                                        406,702,087

                      COLLATERALIZED LOAN AGREEMENTS--11.5%
                      Banking--5.2%
     100,000,000      Bank of America N.A., 3.080%, 5/2/2005                                                    100,000,000
     780,000,000      IXIS Financial Products Inc., 3.000% - 3.100%, 5/2/2005                                   780,000,000
                           TOTAL                                                                                880,000,000
                      Brokerage--6.3%
     570,000,000      Citigroup Global Markets, Inc., 3.100%, 5/2/2005                                          570,000,000
     490,000,000      Merrill Lynch & Co., Inc., 3.150%, 5/2/2005                                               490,000,000
                           TOTAL                                                                               1,060,000,000
                           TOTAL COLLATERALIZED LOAN AGREEMENTS                                                1,940,000,000

                      COMMERCIAL PAPER --18.6%(2)
                      Banking--6.0%
     108,500,000      Bank of America Corp., 2.810% - 2.970%, 5/9/2005 - 6/28/2005                              108,145,169
     34,000,000       Barclays US Funding Corp., (GTD by Barclays Bank PLC), 2.870%, 8/2/2005                    33,747,918
     266,000,000  (1) Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 2.700% - 3.040%, 5/6/2005
                      - 8/4/2005                                                                                264,745,852
     230,000,000  (1) Fountain Square Commercial Funding Corp., 2.690% - 3.015%, 5/6/2005 -
                      6/30/2005                                                                                 229,454,969
     26,500,000       HBOS Treasury Services PLC, 3.020%, 7/5/2005                                               26,355,501
     50,000,000   (1) Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 3.050%,
                      5/31/2005                                                                                  49,877,153
     17,945,000       Los Angeles County, CA Metropolitan Transportation Authority, (Landesbank
                      Hessen-Thueringen, Frankfurt LOC), 2.830% - 2.870%, 5/9/2005 - 5/10/2005                   17,945,000
     21,250,000       Louis Dreyfus Corp., (Barclays Bank PLC LOC), 2.800%, 5/2/2005                             21,248,347
     257,820,000  (1) Picaros Funding LLC, (GTD by KBC Bank N.V.), 2.800% - 3.180%, 7/13/2005 -
                      8/31/2005                                                                                 256,061,338
                           TOTAL                                                                               1,007,581,247
                      Brokerage--0.2%
     32,400,000       Morgan Stanley, 3.080%, 7/18/2005                                                          32,183,784
                      Finance - Automotive--3.3%
     201,000,000      FCAR Auto Loan Trust, A1/P1 Series, 2.690% - 2.880%, 5/5/2005 - 5/9/2005                  200,922,186
     171,440,000      FCAR Auto Loan Trust, A1+/P1 Series, 2.520% - 2.730%, 5/3/2005 - 6/2/2005                 171,246,919
     144,000,000      New Center Asset Trust, A1/P1 Series, 2.690% - 2.880%, 5/4/2005 - 6/30/2005               143,578,774
     35,000,000       New Center Asset Trust, A1+/P1 Series, 2.880%, 5/18/2005                                   34,952,400
                           TOTAL                                                                                550,700,279
                      Finance - Commercial--2.5%
     100,000,000  (1) Amsterdam Funding Corp., 2.670%, 5/2/2005                                                  99,992,583
     96,700,000       CIT Group, Inc., 2.700% - 2.910%, 5/9/2005 - 8/8/2005                                      96,195,656
     20,000,000   (1) Compass Securitization LLC, 3.010%, 6/15/2005                                              19,924,750
     78,000,000   (1) Edison Asset Securitization LLC, 2.540% - 3.050%, 6/1/2005 - 8/9/2005                      77,577,997
     108,000,000      General Electric Capital Corp., 3.000%, 6/28/2005 - 6/29/2005                             107,474,833
     17,854,000   (1) Jupiter Securitization Corp., 2.680%, 6/20/2005                                            17,787,543
                           TOTAL                                                                                418,953,362
                      Finance - Retail--1.3%
     228,000,000  (1) Paradigm Funding LLC, 2.690% - 3.040%, 5/9/2005 - 6/6/2005                                227,397,436
                      Finance - Securities--4.3%
     20,000,000   (1) Beta Finance, Inc., (GTD by Beta Finance Corp.), 2.690%, 5/9/2005                          19,988,044
     29,000,000   (1) Galaxy Funding Inc., 2.690%, 5/3/2005 - 5/6/2005                                           28,990,062
     363,869,000  (1) Georgetown Funding Co. LLC, 2.830% - 3.130%, 5/3/2005 - 7/26/2005                         362,371,499
     108,000,000  (1) Grampian Funding LLC, 2.800% - 3.080%, 5/26/2005 - 8/17/2005                              107,236,016
     23,000,000   (1) K2 (USA) LLC, (GTD by K2 Corp.), 2.830%, 5/27/2005                                         22,952,991
     55,718,000   (1) Perry Global Funding LLC Series A, 2.940% - 2.960%, 5/23/2005 - 6/6/2005                   55,570,525
     123,000,000  (1) Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 2.700% - 2.760%, 7/5/2005
                      - 7/11/2005                                                                               122,346,383
                           TOTAL                                                                                719,455,520
                      Insurance--1.0%
     172,000,000  (1) Aspen Funding Corp., (Insured by MBIA Insurance Corp.), 2.690% - 2.960%,
                      5/9/2005 - 6/17/2005                                                                      171,680,265
                           TOTAL COMMERCIAL PAPER                                                              3,127,951,893

                      CORPORATE NOTES--0.5%
                      Brokerage--0.5%
     80,000,000       Goldman Sachs Group LP, 2.970%, 8/1/2005                                                   80,000,000

                      GOVERNMENT AGENCIES--3.2%
                      Government Agency--3.2%
     297,000,000      Federal Home Loan Bank System, 1.500% - 1.600%, 5/4/2005 - 5/16/2005                      297,000,000
     207,500,000      Federal Home Loan Mortgage Corp., 2.725% - 2.925%, 5/7/2005 - 9/9/2005                    207,498,181
     33,000,000       FNMA, 3.025%, 10/21/2005                                                                   32,989,920
                           TOTAL GOVERNMENT AGENCIES                                                            537,488,101

                      LOAN PARTICIPATION--0.3%
                      Electrical Equipment--0.3%
     55,500,000       Mt. Vernon Phenol Plant Partnership, (GTD by General Electric Co.), 3.000%,
                      5/19/2005                                                                                  55,500,000

                      MUNICIPALS--0.8%
                      Banking--0.4%
     39,610,000       Commonwealth of Massachusetts, (Series 2000A), 3.030%, 5/2/2005                            39,610,000
     24,300,000       Geisinger Authority, PA Health System, (Series 2000), 3.050%, 5/2/2005                     24,300,000
                           TOTAL                                                                                 63,910,000
                      Insurance--0.4%
     50,000,000       Metropolitan Transportation Authority, NY, Dedicated Tax Fund (Series 2005A),
                      (Insured by XL Capital Assurance Inc.), 3.000%, 5/5/2005                                   50,000,000
     16,200,000       New York State Dormitory Authority, Mental Health Services (2003 Subseries
                      D-2C), (Insured by MBIA Insurance Corp.), 2.980%, 5/5/2005                                 16,200,000
                           TOTAL                                                                                 66,200,000
                           TOTAL MUNICIPALS                                                                     130,110,000

                      NOTES - VARIABLE--43.5%(3)
                      Banking--19.8%
      9,600,000       215 Jane Investors LLC, (Fleet National Bank LOC), 3.020%, 5/4/2005                        9,600,000
      5,195,000       4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 3.100%, 5/5/2005                           5,195,000
      2,365,000       550 West 14th Place, (Series 1999-A), (Harris Trust & Savings Bank, Chicago
                      LOC), 3.110%, 5/5/2005                                                                     2,365,000
      2,310,000       Advanced Labelworx, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.180%,
                      5/5/2005                                                                                   2,310,000
      5,635,000       AlaTrade Foods LLC, Series 2003, (Amsouth Bank N.A., Birmingham, AL LOC),
                      3.180%, 5/5/2005                                                                           5,635,000
      1,770,000       Alabama State IDA, (SERIES 1994) Miltope Project, (Regions Bank, Alabama
                      LOC), 3.190%, 5/5/2005                                                                     1,770,000
      4,085,000       Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Fleet
                      National Bank LOC), 3.110%, 5/5/2005                                                       4,085,000
      1,440,000       Alabama State IDA, Standard Furniture Project (Series 1995), (Amsouth Bank
                      N.A., Birmingham, AL LOC), 3.160%, 5/5/2005                                                1,440,000
      3,660,000       Aliceville, AL IDB, Buchanan Hardwood Flooring Co. (Series 1999), (Regions
                      Bank, Alabama LOC), 3.190%, 5/5/2005                                                       3,660,000
     35,440,000       American Health Care Centers, Inc., (Amsouth Bank N.A., Birmingham, AL LOC),
                      3.180%, 5/5/2005                                                                           35,440,000
     12,820,000       American Self Storage Corp., Series 2002, (U.S. Bank, NA LOC), 3.080%,
                      5/5/2005                                                                                   12,820,000
      7,750,000       American Xtal Technology, Inc., Xtal Project (Series 1998), (Wells Fargo
                      Bank, N.A. LOC), 3.160%, 5/5/2005                                                          7,750,000
     12,000,000       Association of American Medical Colleges, (GTD by J.P. Morgan Chase Bank,
                      N.A., Insured by AMBAC Financial Group, Inc.), 3.060%, 5/4/2005                            12,000,000
      4,495,000       Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 3.100%, 5/5/2005                          4,495,000
      8,080,000       B.R. Williams Trucking, Inc., (Amsouth Bank N.A., Birmingham, AL LOC),
                      3.180%, 5/5/2005                                                                           8,080,000
      5,820,000       Baldwin County Sewer Service LLC, Series 2002, (Amsouth Bank N.A.,
                      Birmingham, AL LOC), 3.180%, 5/5/2005                                                      5,820,000
     73,000,000   (1) Bank of New York Co., Inc., 3.060%, 5/27/2005                                              73,000,000
      4,000,000       Bardstown City, KY, (RJ Tower Project), (Series 1995), (Comerica Bank LOC),
                      3.110%, 5/5/2005                                                                           4,000,000
      8,930,000       Bear Creek School, (Key Bank, N.A. LOC), 3.100%, 5/5/2005                                  8,930,000
     18,750,000       Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 3.11%, 5/5/2005                  18,750,000
      8,935,000       Bing Steel Management, Inc., Series 2000, (Comerica Bank LOC), 3.140%,
                      5/4/2005                                                                                   8,935,000
      5,180,000       Bing Steel Management, Inc., Series 2002, (Comerica Bank LOC), 3.160%,
                      5/4/2005                                                                                   5,180,000
     295,000,000  (1) Blue Heron Funding V-A Ltd., Class A-2, (GTD by WestLB AG (GTD)), 3.080%,
                      5/23/2005                                                                                 295,000,000
      5,205,000       Bond Holdings LP, (Wachovia Bank N.A. LOC), 3.060%, 5/6/2005                               5,205,000
      9,205,000       Boyd-Pake-Underwood LLC, (Regions Bank, Alabama LOC), 3.130%, 5/5/2005                     9,205,000
     11,500,000       Briarcliff Development Co., Series 2002, (Federal Home Loan Bank of Topeka
                      LOC), 3.120%, 5/5/2005                                                                     11,500,000
      1,205,000       Brookshire Grocery Co., (Amsouth Bank N.A., Birmingham, AL LOC), 3.180%,
                      5/5/2005                                                                                   1,205,000
      6,155,000       Brumfield Properties, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.120%,
                      5/5/2005                                                                                   6,155,000
     150,000,000      Calyon, Paris, 2.860% - 2.945%, 5/23/2005 - 7/13/2005                                     149,986,046
     65,913,000       Capital One Funding Corp., (J.P. Morgan Chase Bank, N.A. LOC), 3.030%,
                      5/5/2005                                                                                   65,913,000
      3,431,000       Capital One Funding Corp., (Series 1998-C), (J.P. Morgan Chase Bank, N.A.
                      LOC), 3.030%, 5/5/2005                                                                     3,431,000
     18,636,000       Capital One Funding Corp., (Series 1999-A), (J.P. Morgan Chase Bank, N.A.
                      LOC), 3.030%, 5/5/2005                                                                     18,636,000
      9,437,000       Capital One Funding Corp., (Series 1999-B), (J.P. Morgan Chase Bank, N.A.
                      LOC), 3.030%, 5/5/2005                                                                     9,437,000
       574,000        Capital One Funding Corp., Series 1994-A, (J.P. Morgan Chase Bank, N.A. LOC),
                      3.030%, 5/5/2005                                                                            574,000
      1,120,000       Capital One Funding Corp., Series 1994-D, (J.P. Morgan Chase Bank, N.A. LOC),
                      3.030%, 5/5/2005                                                                           1,120,000
      3,975,000       Capital One Funding Corp., Series 1995-B, (J.P. Morgan Chase Bank, N.A. LOC),
                      3.030%, 5/5/2005                                                                           3,975,000
      8,348,000       Capital One Funding Corp., Series 1995-F, (J.P. Morgan Chase Bank, N.A. LOC),
                      3.030%, 5/5/2005                                                                           8,348,000
      3,496,000       Capital One Funding Corp., Series 1996-H, (J.P. Morgan Chase Bank, N.A. LOC),
                      3.030%, 5/5/2005                                                                           3,496,000
      7,800,000       Capital One Funding Corp., Series 2001-B, (J.P. Morgan Chase Bank, N.A. LOC),
                      3.030%, 5/5/2005                                                                           7,800,000
      1,555,000       Chandler, AZ IDA, South Bay Circuits IMR, Series 1999B, (Comerica Bank LOC),
                      3.140%, 5/5/2005                                                                           1,555,000
     11,605,000       Church at Brook Hills, (Wachovia Bank N.A. LOC), 3.160%, 5/6/2005                          11,605,000
      6,825,000       Cincinnati Bible College and Seminary, (U.S. Bank, NA LOC), 3.080%, 5/5/2005               6,825,000
      4,290,000       Clinton County, NY IDA, Bombardier Project (Series 1998-B), (HSBC Bank USA
                      LOC), 3.350%, 5/5/2005                                                                     4,290,000
      4,170,000       Colonie, NY IDA, Mechanical Technology, Inc. Project (Series 1998 A), (Key
                      Bank, N.A. LOC), 3.110%, 5/5/2005                                                          4,170,000
       885,000        Colorado Health Facilities Authority, Development Disabilities Resource
                      Center (Series 1998-C1), (J.P. Morgan Chase Bank, N.A. LOC), 3.030%, 5/5/2005               885,000
      1,740,000       Columbia County, GA Development Authority, Series 1993, (SunTrust Banks, Inc.
                      LOC), 3.020%, 5/4/2005                                                                     1,740,000
     11,535,000       Community Centre Group of Cos., (Comerica Bank LOC), 3.160%, 5/5/2005                      11,535,000
      8,850,000       Consolidated Publishing Co., Inc., (Wachovia Bank N.A. LOC), 3.230%, 5/6/2005              8,850,000
     35,000,000       Cook County, IL, Series 2002 A, 3.084%, 5/4/2005                                           35,000,000
      6,430,000       Crane Plastics Siding LLC, Series 2000, (J.P. Morgan Chase Bank, N.A. LOC),
                      3.100%, 5/5/2005                                                                           6,430,000
       560,000        Cruiser Properties LLC, (Series 1999), (Huntington National Bank, Columbus,
                      OH LOC), 3.340%, 5/5/2005                                                                   560,000
     11,960,000       Cunat Capital Corp., (U.S. Bank, NA LOC), 3.070%, 5/5/2005                                 11,960,000
     13,500,000       Decatur, AL IDB, Bailey-PVS Oxides Project (Series 1998), (SunTrust Bank
                      LOC), 3.190%, 5/5/2005                                                                     13,500,000
      3,135,000       Double H Plastics, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 3.130%,
                      5/4/2005                                                                                   3,135,000
      6,770,000       Eagle Tool and Machine, (J.P. Morgan Chase Bank, N.A. LOC), 3.030%, 5/5/2005               6,770,000
      6,315,000       Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC),
                      3.060%, 5/5/2005                                                                           6,315,000
      2,100,000       EPCO Carbondioxide Products, Inc., Series 2000, (Amsouth Bank N.A.,
                      Birmingham, AL LOC), 3.190%, 5/5/2005                                                      2,100,000
      6,300,000       Fairpoint Regional Utility System, Inc., (Amsouth Bank N.A., Birmingham, AL
                      LOC), 3.160%, 5/5/2005                                                                     6,300,000
      1,100,000       G.M.H. Enterprises, Inc., (Series 1995), (National City Bank, Ohio LOC),
                      3.110%, 5/5/2005                                                                           1,100,000
     14,170,000       Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank,
                      N.A. LOC), 3.100%, 5/5/2005                                                                14,170,000
      3,140,000       Gesmundo & Associates, Inc., Series A, (National City Bank, Michigan/Illinois
                      LOC), 3.060%, 5/5/2005                                                                     3,140,000
     37,700,000       Greene County Development Authority, Reynolds Lodge, LLC Series 2000 A, (U.S.
                      Bank, NA LOC), 3.070%, 5/4/2005                                                            37,700,000
     14,150,000       Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S.
                      Bank, NA LOC), 3.020%, 5/4/2005                                                            14,150,000
     309,000,000      Greenwich Capital Holdings, Inc., 2.851% - 3.024%, 5/9/2005 - 5/30/2005                   308,999,733
      6,030,000       H & P Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.180%, 5/5/2005              6,030,000
      8,910,000       H.C. Equities LP, (Wachovia Bank N.A. LOC), 3.060%, 5/5/2005                               8,910,000
       680,000        Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National
                      Bank, Columbus, OH LOC), 3.180%, 5/5/2005                                                   680,000
     215,000,000  (1) HBOS Treasury Services PLC, 2.900%, 5/20/2005                                             215,000,000
     368,000,000      HBOS Treasury Services PLC, 2.880% - 3.080%, 5/2/2005 - 6/24/2005                         368,006,947
     18,330,000       Healthcare Funding LLC, Series 1998 A, (National City Bank, Michigan/Illinois
                      LOC), 3.060%, 5/5/2005                                                                     18,330,000
      8,540,000       Healthcare Network Properties LLC, (Series A), (National City Bank,
                      Michigan/Illinois LOC), 3.060%, 5/5/2005                                                   8,540,000
      5,835,000       HFS Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.180%, 5/5/2005                5,835,000
     10,550,000       Hillcrest Investments LLC, (Wachovia Bank N.A. LOC), 3.060%, 5/4/2005                      10,550,000
      3,615,000       Historical Preservation Authority of Birmingham, (Series 1993), (Amsouth Bank
                      N.A., Birmingham, AL LOC), 3.180%, 5/5/2005                                                3,615,000
     39,000,000       Huntington National Bank, Columbus, OH, 2.830%, 5/12/2005                                  39,000,762
      3,875,000       J.P. Plymouth Properties LLC, (Series 1999), (Standard Federal Bank, N.A.
                      LOC), 3.260%, 5/4/2005                                                                     3,875,000
      5,285,000       J.W. Harris, (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC),
                      3.060%, 5/5/2005                                                                           5,285,000
     15,000,000       Kansas City, MO Tax Increment Financing Commission, President Hotel, (Insured
                      by MBIA Insurance Corp.), 3.114%, 5/5/2005                                                 15,000,000
      3,305,000       Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank N.A. LOC),
                      3.180%, 5/4/2005                                                                           3,305,000
      1,995,000       L.H. Kroh, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 3.180%, 5/4/2005                 1,995,000
      4,895,000       Lee County, FL IDA, Bonita Community Health Center, Series 1999B, (Fifth
                      Third Bank, Cincinnati LOC), 3.080%, 5/6/2005                                              4,895,000
      5,165,000   (1) Los Angeles, CA, MERLOTS Series 2000 A (H&H Theatre), (Wachovia Bank N.A.
                      LOC), 3.160%, 5/4/2005                                                                     5,165,000
      4,970,000       M & C Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.180%, 5/5/2005              4,970,000
     18,240,000       MPAR, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.180%, 5/5/2005                      18,240,000
       480,000        Madison, WI Community Development Authority, Series 1997-B Hamilton Point
                      Apts., (J.P. Morgan Chase Bank, N.A. LOC), 3.260%, 5/5/2005                                 480,000
     12,295,000       Maryland State Economic Development Corp., Human Genome Sciences Series
                      1999B, (Wachovia Bank N.A. LOC), 3.150%, 5/3/2005                                          12,295,000
     19,355,000       Massachusetts Development Finance Agency, (J.P. Morgan Chase Bank, N.A. LOC),
                      3.020%, 5/4/2005                                                                           19,355,000
      1,295,000       McClellan Management, Inc., Genoa Health Care Center Project, (Series 1999),
                      (Fifth Third Bank, Cincinnati LOC), 3.260%, 5/5/2005                                       1,295,000
      5,000,000       McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 3.130%,
                      5/6/2005                                                                                   5,000,000
     82,200,000       Mercantile Safe Deposit & Trust Co., Baltimore, 2.924% - 3.030%, 5/16/2005 -
                      5/24/2005                                                                                  82,200,000
       127,000        Midwest Funding Corp., Series 1991-C, (J.P. Morgan Chase Bank, N.A. LOC),
                      3.030%, 5/5/2005                                                                            127,000
      2,014,000       Midwest Funding Corp., Series 1992-B, (J.P. Morgan Chase Bank, N.A. LOC),
                      3.030%, 5/5/2005                                                                           2,014,000
     12,460,000       Milo C. Ritton and Superior Petroleum Co., Series 2002, (National City Bank,
                      Pennsylvania LOC), 3.110%, 5/5/2005                                                        12,460,000
      8,975,000       Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 3.190%,
                      5/5/2005                                                                                   8,975,000
      4,800,000       Mississippi Business Finance Corp., Howard Industries, Inc. Series 1997,
                      (Amsouth Bank N.A., Birmingham, AL LOC), 3.120%, 5/5/2005                                  4,800,000
     10,000,000       Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC),
                      3.060%, 5/5/2005                                                                           10,000,000
     17,000,000       Mississippi Business Finance Corp., Series 1994 Georgia Gulf, (Wachovia Bank
                      N.A. LOC), 3.060%, 5/4/2005                                                                17,000,000
     10,790,000       Mississippi Business Finance Corp., VC Regional Assembly & Manufacturing
                      LLC., (J.P. Morgan Chase Bank, N.A. LOC), 3.060%, 5/4/2005                                 10,790,000
      6,475,000       North American Gulf Terminals, Inc., Series 2002, (Amsouth Bank N.A.,
                      Birmingham, AL LOC), 3.240%, 5/5/2005                                                      6,475,000
     12,150,000       North Oaks Partnership, (Series 1998), (Lasalle Bank, N.A. LOC), 3.100%,
                      5/5/2005                                                                                   12,150,000
     83,800,000       Novant Health, Inc., Series 1997, (Wachovia Bank N.A. LOC), 3.060%, 5/4/2005               83,800,000
     10,920,000       Ohio Waste Development Authority Solid Waste, Bailey-PVS Oxides, LLC (Series
                      1998), (Key Bank, N.A. LOC), 3.100%, 5/5/2005                                              10,920,000
      6,000,000       Olive Baptist Church, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.180%,
                      5/5/2005                                                                                   6,000,000
      8,250,000       ORIS Automotive Parts AL Ltd., (Amsouth Bank N.A., Birmingham, AL LOC),
                      3.190%, 5/5/2005                                                                           8,250,000
     11,000,000       Park Street Properties I LLC, University of Wisconsin - Madison Projects,
                      (U.S. Bank, NA LOC), 3.010%, 5/5/2005                                                      11,000,000
      5,000,000       Perfect Properties LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.180%,
                      5/5/2005                                                                                   5,000,000
      6,650,000       Physicians Real Estate LLP, (Wells Fargo Bank Minnesota NA LOC), 3.200%,
                      5/4/2005                                                                                   6,650,000
     15,000,000       Pitney Roads Partners LLC, Series 2003 - A, (Fleet National Bank LOC),
                      3.110%, 5/5/2005                                                                           15,000,000
      6,030,000       Portsmouth, VA IDA, (Bank of America N.A. LOC), 3.060%, 5/4/2005                           6,030,000
      1,970,000       Quality Synthetic Rubber Co., Series 2000, (U.S. Bank, NA LOC), 3.080%,
                      5/5/2005                                                                                   1,970,000
      6,975,000       Reiser Group Sonic Management Co., Inc., Series 2002, (Amsouth Bank N.A.,
                      Birmingham, AL LOC), 3.180%, 5/5/2005                                                      6,975,000
      9,655,000       Rollins College, Series 1998, (SunTrust Bank LOC), 3.020%, 5/4/2005                        9,655,000
      8,850,000       Rooker, J.W., (Wachovia Bank N.A. LOC), 3.060%, 5/4/2005                                   8,850,000
     90,000,000       Royal Bank of Scotland PLC, Edinburgh, 2.840%, 5/9/2005                                    89,997,096
     19,000,000       Salvation Army, Series 2004-A, (Bank of New York LOC), 3.060%, 5/5/2005                    19,000,000
      3,855,000       Savannah, GA Housing Authority, (SunTrust Bank LOC), 3.070%, 5/4/2005                      3,855,000
      2,791,000       Sawmill Creek Lodge Co., (Series 1996), (Fifth Third Bank, Cincinnati LOC),
                      3.060%, 5/5/2005                                                                           2,791,000
     16,855,000       Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 3.060%, 5/4/2005                    16,855,000
     46,290,000       SGM Funding Corp., (U.S. Bank, NA LOC), 3.080%, 5/5/2005                                   46,290,000
     11,790,000       Spira Millenium LLC, Series 2001, (Fleet National Bank LOC), 3.100%, 5/5/2005              11,790,000
     53,830,000       Spitzer Group, (J.P. Morgan Chase Bank, N.A. LOC), 3.000%, 5/5/2005                        53,830,000
      3,780,000       Springfield Ltd. Partnership, (UBS AG LOC), 3.030%, 5/5/2005                               3,780,000
      1,290,000       St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall &
                      Ilsley Bank, Milwaukee LOC), 3.350%, 5/5/2005                                              1,290,000
      2,150,000       St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B),
                      (U.S. Bank, NA LOC), 3.250%, 5/5/2005                                                      2,150,000
     14,430,000       Suffolk County, NY IDA, (Fleet National Bank LOC), 3.060%, 5/4/2005                        14,430,000
     70,000,000       SunTrust Bank, 3.120%, 7/4/2005                                                            70,011,048
     102,000,000      Taxable Floating Rate Notes, Series 2002-H1, Becker, MN PCR, (Bank of New
                      York Swap Agreement), 3.190%, 5/4/2005                                                    102,000,000
      2,200,000       Taxable Floating Rate Notes, Series 2002-H2, Becker, MN PCR, (Bank of New
                      York Swap Agreement), 3.190%, 5/4/2005                                                     2,200,000
      3,360,000       TNT Co., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 3.180%,
                      5/5/2005                                                                                   3,360,000
       515,000        Trap Rock Industries, Inc., Series 1997, (Wachovia Bank N.A. LOC), 3.080%,
                      5/5/2005                                                                                    515,000
      9,300,000       Victor H. Hanson/ Elizabeth F. Hanson, (Amsouth Bank N.A., Birmingham, AL
                      LOC), 3.180%, 5/5/2005                                                                     9,300,000
      1,300,000       Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC),
                      3.060%, 5/5/2005                                                                           1,300,000
     10,243,000       Virginia Health Services, Inc., (Wachovia Bank N.A. LOC), 3.060%, 5/5/2005                 10,243,000
      1,464,000       Vista Funding Corp., Series 1994-A, (Fifth Third Bank, Cincinnati LOC),
                      3.060%, 5/5/2005                                                                           1,464,000
      4,830,000       Vista Funding Corp., Series 1995-D, (Fifth Third Bank, Cincinnati LOC),
                      3.060%, 5/5/2005                                                                           4,830,000
      1,410,000       Vista Funding Corp., Series 1998-B, (Fifth Third Bank, Cincinnati LOC),
                      3.080%, 5/5/2005                                                                           1,410,000
       735,000        Vulcan, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.140%, 5/5/2005                     735,000
     263,250,000      Wells Fargo & Co., 2.920% - 3.020%, 5/3/2005 - 5/16/2005                                  263,250,219
      6,000,000       Westchester County, NY IDA, Aviation Services Group, LLC, Series 2004B,
                      (SunTrust Bank LOC), 3.110%, 5/5/2005                                                      6,000,000
     11,075,000       Western Reserve Masonic Community, Inc., (GTD by J.P. Morgan Chase Bank,
                      N.A.), 3.160%, 5/5/2005                                                                    11,075,000
     25,000,000       Westpac Banking Corp. Ltd., Sydney, 2.990%, 6/13/2005                                      25,000,000
     10,745,000       Whetstone Care Center LLC, Series 1998, (Fifth Third Bank, Cincinnati LOC),
                      3.164%, 5/5/2005                                                                           10,745,000
      5,355,000       William Morris Realty Montgomery LLC, (Amsouth Bank N.A., Birmingham, AL
                      LOC), 3.180%, 5/5/2005                                                                     5,355,000
     35,420,000       World Wildlife Fund, Inc., Series 2000 B, (Insured by AMBAC), 3.060%, 5/5/2005             35,420,000
                           TOTAL                                                                               3,328,045,851
                      Brokerage--6.7%
     50,000,000   (1) Goldman Sachs Group, Inc., 2.944%, 5/16/2005                                               50,006,301
     25,000,000       Goldman Sachs Group, Inc., Promissory Notes, 2.921%, 5/9/2005                              25,000,000
     240,000,000  (1) Merrill Lynch & Co., Inc., 3.060%, 5/11/2005                                              240,001,121
     84,000,000       Merrill Lynch & Co., Inc., 2.900% - 3.060%, 5/4/2005 - 5/11/2005                           84,022,609
     627,900,000      Morgan Stanley, 2.900% - 3.080%, 5/2/2005 - 5/27/2005                                     627,907,847
     110,000,000      Morgan Stanley, Dean Witter (Series C), 3.074%, 5/16/2005                                 110,006,697
                           TOTAL                                                                               1,136,944,575
                      Electrical Equipment--0.4%
      2,855,000       Alabama State IDA, General Electric Project, (General Electric Co. LOC),
                      3.050%, 5/5/2005                                                                           2,855,000
     61,233,518       Northwest Airlines, Inc., (Guaranteed by General Electric Co.), 3.050%,
                      5/2/2005                                                                                   61,233,518
                           TOTAL                                                                                 64,088,518
                      Finance - Commercial--4.9%
     220,000,000  (1) Compass Securitization LLC, 2.920%, 5/16/2005 - 5/17/2005                                 219,992,779
     100,000,000      Compass Securitization LLC, 2.840%, 5/9/2005                                               99,998,166
     70,000,000       General Electric Capital Corp., 2.870%, 5/12/2005                                          70,001,749
     436,100,000  (1) General Electric Capital Corp., 3.010% - 3.070%, 5/09/2005 - 5/17/2005                    436,100,000
                           TOTAL                                                                                826,092,694
                      Finance - Securities--5.4%
     227,000,000  (1) K2 (USA) LLC, (GTD by K2 Corp.), 2.760% - 3.020%, 5/6/2005 - 6/15/2005                    226,998,495
     675,000,000  (1) Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 2.790 - 3.040%, 5/2/2005 -
                      5/26/2005                                                                                 674,965,441
                           TOTAL                                                                                901,963,936
                      Government Agency--0-3%
      7,945,000       Direct One Funding Corp., (FNMA LOC), 3.130%, 5/5/2005                                     7,945,000
     47,035,000       Direct One Funding Corp., Series 2000 (Sexton Properties LP), (FNMA LOC),
                      3.130%, 5/5/2005                                                                           47,035,000
      5,350,000       Grand Pointe II Ltd. Partnership, Series 1999 Globe Apartments, (Federal Home
                      Loan Bank of Indianapolis LOC), 3.134%, 5/5/2005                                           5,350,000
                           TOTAL                                                                                 60,330,000
                      Insurance--6.0%
     23,200,000       Albuquerque, NM, Series 2000 A, (Insured by MBIA Insurance Corp.), 3.060%,
                      5/4/2005                                                                                   23,200,000
     85,000,000       Allstate Life Insurance Co., 2.987% - 3.000%, 5/1/2005 - 5/2/2005                          85,000,000
     54,000,000       GE Capital Assurance Co., 3.000%, 6/1/2005                                                 54,000,000
     50,000,000       Hartford Life Insurance Co., 2.913% - 3.080%, 5/2/2005 - 6/1/2005                          50,000,000
     86,000,000       Jackson National Life Insurance Co., 3.091%, 5/23/2005                                     86,000,000
     75,000,000   (1) MBIA Global Funding LLC, 3.034%, 5/30/2005                                                 75,000,000
     105,000,000      Metropolitan Life Insurance Co., 2.903% - 3.240%, 5/2/2005 - 7/1/2005                     105,000,000
     152,000,000      Monumental Life Insurance Co., 2.970% - 3.210%, 5/1/2005 - 5/31/2005                      152,000,000
     123,000,000      New York Life Insurance Co., 3.010%, 6/1/2005                                             123,000,000
     125,000,000      Transamerica Occidental Life Insurance Co., 3.240%, 7/1/2005                              125,000,000
     121,000,000      Travelers Insurance Co., 2.938% - 3.190%, 5/20/2005 - 6/28/2005                           121,000,000
                           TOTAL                                                                                999,200,000
                           TOTAL NOTES - VARIABLE                                                              7,316,665,574

                      TIME DEPOSITS--8.2%
                      Banking--8.2%
     190,000,000      Chase Bank USA, N.A., 3.000%, 5/2/2005                                                    190,000,000
     140,000,000      Deutsche Bank AG, 3.000%, 5/2/2005                                                        140,000,000
     250,000,000      Marshall & Ilsley Bank, Milwaukee, 2.900%, 5/2/2005                                       250,000,000
     700,000,000      Societe Generale, Paris, 3.000%, 5/2/2005                                                 700,000,000
     95,000,000       WestLB AG (GTD), 3.000%, 5/2/2005                                                          95,000,000
                           TOTAL TIME DEPOSITS                                                                 1,375,000,000

                      MUTUAL FUNDS--0.8%
                      Asset Management--0.8%
     65,000,000       AIM Short-Term Investments Co. Liquid Assets Portfolio                                     65,000,000
     50,000,000       Nations Money Market Reserves                                                              50,000,000
     20,059,291       Scudder Money Market Institutional Shares                                                  20,059,291
                           TOTAL MUTUAL FUNDS                                                                   135,059,291

                      REPURCHASE AGREEMENTS--6.7%
     150,000,000      Interest in $1,800,000,000 joint repurchase agreement with Citigroup Global
                      Markets, Inc., 3.050%, dated 4/29/2005 to be repurchased at $150,038,125 on
                      5/2/2005, collateralized by U.S. Government Agency Obligations with various
                      maturities to 5/25/2035, collateral market value $1,850,438,784                           150,000,000
     300,000,000      Interest in $500,000,000 joint repurchase agreement with Citigroup Global
                      Markets, Inc., 2.950% , dated 4/29/2005 to be repurchased at $300,073,750 on
                      5/2/2005, collateralized by U.S. Government Agency and U.S. Treasury
                      Obligations with various maturities to 1/15/2015, collateral market value
                      $510,126,057                                                                              300,000,000
     226,265,000      Interest in $1,600,000,000 joint repurchase agreement with Countrywide
                      Securities Corp., 2.970%, dated 4/29/2005 to be repurchased at $226,321,001 on 5/2/2005, collateralized by U.S. Government Agency and U.S. Treasury
                      Obligations with various maturities to 5/25/2035, collateral market value
                      $1,639,519,742                                                                            226,265,000
     15,000,000       Interest in $25,000,000 joint repurchase agreement with J.P. Morgan
                      Securities, Inc., 2.720%, dated 4/29/2005 to be repurchased at $15,003,400 on
                      5/2/2005, collateralized by U.S. Government Agency Obligations with various
                      maturities to 5/15/2019, collateral market value $25,500,638                               15,000,000
     250,000,000      Interest in $1,900,000,000 joint repurchase agreement with Morgan Stanley &
                      Co., Inc., 2.860%, dated 4/29/2005 to be repurchased at $250,059,583 on
                      5/2/2005, collateralized by U.S. Treasury Obligations with various maturities
                      to 4/15/2029, collateral market value $1,938,000,108                                      250,000,000
     120,000,000      Interest in $250,000,000 joint repurchase agreement with State Street Bank and Trust Co., 2.790%, dated 4/29/2005 to be repurchased at $120,027,900 on
                      5/2/2005, collateralized by U.S Treasury Obligations with various maturities
                      to 8/15/2013, collateral market value $258,084,528                                        120,000,000
     75,000,000       Interest in $135,000,000 joint repurchase agreement with UBS Securities LLC,
                      2.810%, dated 4/29/2005 to be repurchased at $75,017,563 on 5/2/2005, collateralized by U.S. Government Agency Obligations  with various maturities
                      to 12/15/2017, collateral market value $137,702,877                                        75,000,000
                           TOTAL REPURCHASE AGREEMENTS                                                         1,136,265,000
                           TOTAL INVESTMENTS ---100.3%
                      ==============================================================================
                           (AT AMORTIZED COST)(4)                                                              16,874,113,053
                           OTHER ASSETS AND LIABILITIES--NET--(0.3)%                                              (48,156,462)
                           TOTAL NET ASSETS--100%                                                         $     16,825,956,591

    1      Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of
           1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2005, these securities amounted to $4,672,032,110 which represents 27.8% of total net assets.
    2      Discount rate at the time of purchase, or the coupon for interest bearing issues.
    3      Current rate and next reset date shown.
    4      Also represents cost for federal tax purposes.

====================================================================================================================================
Note:    The categories of investments are shown as a percentage of total net assets on April 30, 2005.


Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


The following acronyms are used throughout this portfolio:

AMBAC             --American Municipal Bond Assurance Corporation
FNMA              --Federal National Mortgage Association
GTD               --Guaranteed
IDA               --Industrial Development Authority
IDB               --Industrial Development Bond
LOC               --Letter of Credit
MERLOTS           --Municipal Exempt Receipts-Liquidity Optional Tender Series
PCR               --Pollution Control Revenue



PRIME VALUE OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)

       Principal
        Amount                                                                                                     Value

                        ASSET-BACKED SECURITIES--3.0%
                        Finance - Automotive--1.7%
 $    45,000,000        Capital One Auto Finance Trust 2005-A, Class A1, 3.122%, 4/15/2006               $       45,000,000
       6,240,817        Ford Credit Auto Owner Trust 2005-A, Class A1, 2.620%, 9/15/2005                         6,240,817
      40,000,000        Ford Credit Auto Owner Trust 2005-B, Class A1, 3.150%, 12/15/2005                        40,000,000
       7,456,102        Volkswagen Auto Lease Trust 2005-A, Class A1, 2.985%, 3/20/2006                          7,456,102
        199,409         WFS Financial Owner Trust 2004-4, Class A1, 2.088%, 11/17/2005                            199,409
      24,500,000        WFS Financial Owner Trust 2005-2, Class A1, 3.136%, 4/17/2006                            24,500,000
                           TOTAL                                                                                123,396,328
                        Finance - Equipment--0.7%
       3,940,438    (1) CIT Equipment Collateral 2004-DFS, Class A1, 2.095%, 10/20/2005                          3,940,438
        228,940         CIT Equipment Collateral 2004-EF1, Class A1, 1.630%, 7/15/2005                            228,940
      15,036,092        CIT Equipment Collateral 2005-VT1, Class A1, 3.073%, 3/20/2006                           15,036,092
      33,921,206        CNH Equipment Trust 2005-A, Class A1, 3.080%, 4/7/2006                                   33,921,206
                           TOTAL                                                                                 53,126,676
                        Finance - Retail--0.6%
      40,000,000        Permanent Financing (No. 6) PLC, Class A-1, 2.880%, 9/10/2005                            40,000,000
                           TOTAL ASSET-BACKED SECURITIES                                                        216,523,004

                        CERTIFICATE OF DEPOSIT--0.6%
                        Banking--0.6%
      20,000,000        Citibank NA, New York, 3.040%, 7/5/2005                                                  20,000,000
      20,000,000        Washington Mutual Bank, F.A., 2.810%, 5/3/2005                                           20,000,000
                           TOTAL CERTIFICATE OF DEPOSIT                                                          40,000,000

                        COLLATERALIZED LOAN AGREEMENTS--21.5%
                        Banking--7.6%
      259,000,000       Credit Suisse First Boston Corp., 3.120%, 5/2/2005                                      259,000,000
      30,000,000        Deutsche Bank Securities, Inc., 3.130%, 5/2/2005                                         30,000,000
      56,000,000        Greenwich Capital Markets, Inc., 3.125%, 5/2/2005                                        56,000,000
      200,000,000       IXIS Financial Products Inc., 3.000% - 3.100%, 5/2/2005                                 200,000,000
                           TOTAL                                                                                545,000,000
                        Brokerage--13.9%
      318,000,000       Bear Stearns Cos., Inc., 3.150%, 5/2/2005                                               318,000,000
      275,000,000       Citigroup Global Markets, Inc., 3.100%, 5/2/2005                                        275,000,000
      197,000,000       Lehman Brothers Holdings, Inc., 3.150%, 5/2/2005                                        197,000,000
      200,000,000       Merrill Lynch & Co., Inc., 3.150%, 5/2/2005                                             200,000,000
                           TOTAL                                                                                990,000,000
                           TOTAL COLLATERALIZED LOAN AGREEMENTS                                                1,535,000,000

                        COMMERCIAL PAPER --13.1%(2)
                        Banking--2.8%
      60,000,000        Bank of America Corp., 2.810% - 2.970%, 5/9/2005 - 6/28/2005                             59,796,111
      50,000,000        Danske Corp., Inc., (Guaranteed by Danske Bank A/S), 2.080%, 9/7/2005                    49,448,167
      37,500,000        DePfa Bank PLC, 3.030%, 7/11/2005                                                        37,275,906
      33,000,000    (1) Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 2.840%,
                        7/12/2005                                                                                32,812,560
      20,000,000    (1) WestLB AG (Guaranteed), 3.050%, 8/10/2005                                                19,828,861
                           TOTAL                                                                                199,161,605
                        Entertainment--1.9%
      76,950,000    (1) Viacom, Inc., 3.050% - 3.100%, 5/2/2005 - 5/6/2005                                       76,925,749
      60,700,000        Walt Disney Co., 2.870% - 2.890%, 5/2/2005 - 5/19/2005                                   60,641,058
                           TOTAL                                                                                137,566,807
                        Finance - Automotive--1.2%
      66,600,000        DaimlerChrysler North America Holding Corp., 2.850% - 3.110%, 5/9/2005 -
                        6/10/2005                                                                                66,479,491
      17,500,000        New Center Asset Trust, (A1/P1 Series), 2.830%, 5/16/2005                                17,479,365
                           TOTAL                                                                                 83,958,856
                        Finance - Equipment--0.2%
      15,100,000        John Deere Credit Ltd., (Guaranteed by John Deere Capital Corp.), 2.880% -
                        2.890%, 5/2/2005 - 5/6/2005                                                              15,096,358
                        Finance - Retail--1.4%
      50,000,000    (1) Paradigm Funding LLC, 3.040%, 6/3/2005                                                   49,860,667
      50,000,000    (1) Sheffield Receivables Corp., 2.690%, 5/4/2005                                            49,988,792
                           TOTAL                                                                                 99,849,459
                        Finance - Securities--3.5%
      25,000,000    (1) Galaxy Funding Inc., 2.690%, 5/6/2005                                                    24,990,660
      102,800,000   (1) Georgetown Funding Co. LLC, 2.830% - 3.130%, 5/4/2005 - 7/26/2005                       102,203,487
      84,000,000    (1) Grampian Funding LLC, 2.970% - 3.060%, 8/16/2005 - 8/17/2005                             83,242,310
      25,400,000    (1) K2 (USA) LLC, (Guaranteed by K2 Corp.), 2.830%, 5/27/2005                                25,348,085
      11,000,000    (1) Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 3.980%, 8/18/2005              10,900,749
                           TOTAL                                                                                246,685,291
                        Food & Beverage--0.3%
      22,500,000        Sara Lee Corp., 2.930% - 3.020%, 5/13/2005 - 6/27/2005                                   22,438,073
                        Insurance--1.5%
      105,000,000   (1) Aspen Funding Corp., (Insured by MBIA Insurance Corp.), 2.795% - 3.030%,
                        5/25/2005 - 7/7/2005                                                                    104,596,679
                        Machinery, Equipment, Auto--0.3%
      22,600,000        John Deere Capital Corp., (Deere & Co. Support Agreement), 3.000%, 5/26/2005             22,552,917
                           TOTAL COMMERCIAL PAPER                                                               931,906,045

                        CORPORATE BONDS--0.1%
                        Brokerage--0.1%
       5,000,000        Merrill Lynch & Co., Inc., 6.000%, 7/15/2005                                             5,032,507
                        Homebuilding--0.0%
       1,200,000        Centex Corp., 9.750%, 6/15/2005                                                          1,209,463
                           TOTAL CORPORATE BONDS                                                                 6,241,970

                        CORPORATE NOTES--0.3%
                        Finance - Retail--0.3%
      22,800,000        Countrywide Home Loans, Inc., 3.132%, 6/23/2005                                          22,801,892

                        GOVERNMENT AGENCIES--1.6%
                        Government Agency--1.6%
      115,000,000       Federal Home Loan Bank System, 1.500% - 1.600%, 5/4/2005 - 5/16/2005                    115,000,000

                        LOAN PARTICIPATION--2.6%
                        Chemicals--0.5%
      35,000,000        DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours &
                        Co.), 2.870%, 9/30/2005                                                                  35,000,000
                        Electrical Equipment--0.4%
      28,000,000        Mt. Vernon Phenol Plant Partnership, (Guaranteed by General Electric Co.),
                        3.000%, 5/19/2005                                                                        28,000,000
                        Finance - Retail--1.7%
      120,000,000       Countrywide Home Loans, Inc., 2.850% - 3.060%, 5/3/2005 - 6/28/2005                     120,000,000
                           TOTAL LOAN PARTICIPATION                                                             183,000,000

                        MUNICIPALS--1.2%
      50,900,000        Murray City, UT, (Series 2003D), 3.030%, 5/2/2005                                        50,900,000
      37,500,000        Weber County, UT, (Series 2000A), 3.030%, 5/2/2005                                       37,500,000
                           TOTAL MUNICIPALS                                                                      88,400,000

                        NOTES - VARIABLE --44.8%(3)
                        Banking--26.2%
       1,650,000        1901 4th Ave. Parking LLC, (Series 2004), (First Commercial Bank,
                        Birmingham, AL LOC), 3.290%, 5/5/2005                                                    1,650,000
       2,400,000        AC, Inc., (Series 2002), (Amsouth Bank N.A., Birmingham, AL LOC), 3.180%,
                        5/5/2005                                                                                 2,400,000
        85,000          Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Fleet
                        National Bank LOC), 3.110%, 5/5/2005                                                       85,000
       2,000,000        Alexander Development I, LLC, (Series 2003), (Union Planters Bank, N.A.,
                        Memphis, TN LOC), 3.364%, 5/5/2005                                                       2,000,000
       1,800,000        Avondale Commerce Park, Phase III LLP, Phase III, (Amsouth Bank N.A.,
                        Birmingham, AL LOC), 3.180%, 5/5/2005                                                    1,800,000
       4,690,000        Baramax LLC, (Series 2002), (Commerce Bank NA, Cherry Hill, NJ LOC), 3.260%,
                        5/4/2005                                                                                 4,690,000
       3,645,000        BBF LLC, (Series 2002), (First Commercial Bank, Birmingham, AL LOC), 3.180%,
                        5/5/2005                                                                                 3,645,000
       7,290,000        Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust
                        Co., Buffalo, NY LOC), 3.150%, 5/3/2005                                                  7,290,000
       1,025,000        Bissett,William K. and Sheryl B., Multi-Option Adjustable Rate Notes,
                        (Huntington National Bank, Columbus, OH LOC), 3.290%, 5/5/2005                           1,025,000
       5,775,000        Blue Family Holdings LLC, (First Commercial Bank, Birmingham, AL LOC),
                        3.150%, 5/5/2005                                                                         5,775,000
      92,000,000    (1) Blue Heron Funding V-A Ltd., Class A-2, (Guaranteed by WestLB AG
                        (Guaranteed)), 3.080%, 5/26/2005                                                         92,000,000
       1,760,000        Bluff City Buick, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.180%,
                        5/5/2005                                                                                 1,760,000
       1,990,000        Bon Secour Ltd., (Amsouth Bank N.A., Birmingham, AL LOC), 3.180%, 5/5/2005               1,990,000
       1,402,790        Bowling Green Manor LP, (Huntington National Bank, Columbus, OH LOC),
                        3.290%, 5/5/2005                                                                         1,402,790
       1,725,000        Broadway Investments, Inc., (Series 1999), (Huntington National Bank,
                        Columbus, OH LOC), 3.290%, 5/5/2005                                                      1,725,000
       8,570,000        Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC),
                        3.290%, 5/5/2005                                                                         8,570,000
      50,000,000        Calyon, Paris, 2.860%, 5/13/2005                                                         49,996,469
       1,420,000        Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 3.340%,
                        5/5/2005                                                                                 1,420,000
        764,000         Capital One Funding Corp., (Series 1996-C), (J.P.  Morgan Chase Bank, N.A.
                        LOC), 3.030%, 5/5/2005                                                                    764,000
       2,699,000        CC Properties LLC, (Series 2002 A), Ronald & Phyllis Coleman, (Amsouth Bank
                        N.A., Birmingham, AL LOC), 3.180%, 5/5/2005                                              2,699,000
       3,452,000        CC Properties LLC, (Series 2002 B), Thomas & Carolyn Coleman, (Amsouth Bank
                        N.A., Birmingham, AL LOC), 3.180%, 5/5/2005                                              3,452,000
       6,200,000        Centra State Medical Arts Building LLC, (Commerce Bank NA, Cherry Hill, NJ
                        LOC), 3.210%, 5/5/2005                                                                   6,200,000
       4,900,000        Century Drive Associates, (Series 2001), (Commerce Bank NA, Cherry Hill, NJ
                        LOC), 3.210%, 5/4/2005                                                                   4,900,000
       3,720,000        Charapp Family Ltd., (Series 2000), (Huntington National Bank, Columbus, OH
                        LOC), 3.290%, 5/5/2005                                                                   3,720,000
      20,230,000        Charlie N. McGlamry, (Series 2003), (Columbus Bank and Trust Co., GA LOC),
                        3.290%, 5/5/2005                                                                         20,230,000
       4,200,000        Christian Life Assembly of the Assemblies of God, (Series 2003), (Fulton
                        Bank LOC), 3.210%, 5/5/2005                                                              4,200,000
       4,760,000        Clark-Holder Clinic, PA, (Columbus Bank and Trust Co., GA LOC), 3.320%,
                        5/5/2005                                                                                 4,760,000
        922,337         Clyde Manor LP, (Huntington National Bank, Columbus, OH LOC), 3.290%,
                        5/5/2005                                                                                  922,337
       4,795,000        Columbus, GA Development Authority, Woodmont Properties, LLC, (Series 2000),
                        (Columbus Bank and Trust Co., GA LOC), 3.121%, 5/5/2005                                  4,795,000
       3,400,000        Commerce Towers LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.180%,
                        5/5/2005                                                                                 3,400,000
       6,750,000        Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust
                        Co., Buffalo, NY LOC), 3.150%, 5/3/2005                                                  6,750,000
       1,225,000        Continental Downtown Properties, (Huntington National Bank, Columbus, OH
                        LOC), 3.290%, 5/5/2005                                                                   1,225,000
       6,840,000        Continental Downtown Properties, (Series 2000), (Huntington National Bank,
                        Columbus, OH LOC), 3.290%, 5/5/2005                                                      6,840,000
       4,500,000        Cruiser Properties LLC, (Series 1999), (Huntington National Bank, Columbus,
                        OH LOC), 3.340%, 5/5/2005                                                                4,500,000
       8,550,000        Cullman Shopping Center, Inc., (Series 2002), (First Commercial Bank,
                        Birmingham, AL LOC), 3.290%, 5/5/2005                                                    8,550,000
       5,010,000        Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co.,
                        Buffalo, NY LOC), 3.150%, 5/3/2005                                                       5,010,000
      165,000,000   (1) DePfa Bank PLC, 2.990%, 6/15/2005                                                       165,000,000
       6,460,000        Dewberry IV LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo,
                        NY LOC), 3.150%, 5/3/2005                                                                6,460,000
       2,260,000        Die-Matic Corp., (Huntington National Bank, Columbus, OH LOC), 3.340%,
                        5/5/2005                                                                                 2,260,000
       7,500,000        Drury Inns, Inc., (First Commercial Bank, Birmingham, AL LOC), 3.120%,
                        5/5/2005                                                                                 7,500,000
       3,425,000        Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY
                        LOC), 3.214%, 5/6/2005                                                                   3,425,000
       3,920,000        Engle Printing & Publishing, (Series 2003), (Manufacturers & Traders Trust
                        Co., Buffalo, NY LOC), 3.214%, 5/6/2005                                                  3,920,000
       3,230,000        First Baptist Church of Mt. Olive, (Series 2003), (Amsouth Bank N.A.,
                        Birmingham, AL LOC), 3.180%, 5/5/2005                                                    3,230,000
       3,706,000        First Baptist Church of West Monroe, LA, (Series 2003), (Amsouth Bank N.A.,
                        Birmingham, AL LOC), 3.180%, 5/5/2005                                                    3,706,000
       8,375,000        Fountainhead Enterprises LLC, (Huntington National Bank, Columbus, OH LOC),
                        3.290%, 5/5/2005                                                                         8,375,000
       2,999,000        Frank Parsons Paper Co., Inc., (Series 1999), (Manufacturers & Traders Trust
                        Co., Buffalo, NY LOC), 3.210%, 5/6/2005                                                  2,999,000
       6,350,000        G&R Investments of Bay County LLC, (Series 2004), (Columbus Bank and Trust
                        Co., GA LOC), 3.290%, 5/5/2005                                                           6,350,000
       3,315,000        Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co.,
                        Buffalo, NY LOC), 3.210%, 5/6/2005                                                       3,315,000
       1,870,000        Gateway Foods, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.180%,
                        5/5/2005                                                                                 1,870,000
       5,725,000        Georgia Crown Distributing Co., (Columbus Bank and Trust Co., GA LOC),
                        3.120%, 5/5/2005                                                                         5,725,000
       1,185,000        Gerald T. Thom , Trustee U.A.D., March 27, 1997, (Huntington National Bank,
                        Columbus, OH LOC), 3.180%, 5/5/2005                                                      1,185,000
        640,000         Gerken Materials, Inc., (Series 1997), (Huntington National Bank, Columbus,
                        OH LOC), 3.240%, 5/5/2005                                                                 640,000
       6,760,000        Green Clinic Management Co. LLC, (Regions Bank, Alabama LOC), 3.160%,
                        5/5/2005                                                                                 6,760,000
      10,000,000        Greenwich Capital Holdings, Inc., 2.980%, 5/23/2005                                      10,000,000
       1,020,000        Guilford Capital LLC, (Series 2002 - D), (Regions Bank, Alabama LOC),
                        3.260%, 5/5/2005                                                                         1,020,000
       3,235,000        Guilford Capital LLC, (Series 2002 - E), (Regions Bank, Alabama LOC),
                        3.260%, 5/5/2005                                                                         3,235,000
        895,000         Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National
                        Bank, Columbus, OH LOC), 3.180%, 5/5/2005                                                 895,000
      12,400,000        Harris County, GA Development Authority, (Columbus Bank and Trust Co., GA
                        LOC), 3.290%, 5/5/2005                                                                   12,400,000
       4,430,000        Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co.,
                        Buffalo, NY LOC), 3.150%, 5/3/2005                                                       4,430,000
      89,000,000    (1) HBOS Treasury Services PLC, 3.330%, 6/01/2005                                            89,000,000
      150,000,000       HBOS Treasury Services PLC, 2.880% - 3.080%, 5/2/2005 - 6/24/2005                       150,000,000
      18,165,000        HD Greenville LLC, (Series 2004), (Regions Bank, Alabama LOC), 3.060%,
                        5/5/2005                                                                                 18,165,000
       2,365,000        HFS Holdings LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.180%, 5/5/2005              2,365,000
       7,945,000        HP Huntsville LLC, (Series 2003), (Amsouth Bank N.A., Birmingham, AL LOC),
                        3.180%, 5/5/2005                                                                         7,945,000
      17,500,000        ICS-Remington LLC, (First Commercial Bank, Birmingham, AL LOC), 3.190%,
                        5/5/2005                                                                                 17,500,000
        740,000         Ilsco Corp., (U.S. Bank, NA LOC), 3.080%, 5/5/2005                                        740,000
       3,595,000        Indian Hills Country Club, (Series 2000), (Amsouth Bank N.A., Birmingham, AL
                        LOC), 3.180%, 5/5/2005                                                                   3,595,000
       5,875,000        Jack W. Kidd, (Series 2003), (First Commercial Bank, Birmingham, AL LOC),
                        3.290%, 5/5/2005                                                                         5,875,000
      13,900,000        JFK Family Borrowing LLP, (Series 1997), (Manufacturers & Traders Trust Co.,
                        Buffalo, NY LOC), 3.150%, 5/3/2005                                                       13,900,000
       3,910,000        K & K Management Co., (Series 2000), (Huntington National Bank, Columbus, OH
                        LOC), 3.290%, 5/5/2005                                                                   3,910,000
       7,106,290        Katie Realty LLC, (Series 2000), (Manufacturers & Traders Trust Co.,
                        Buffalo, NY LOC), 3.060%, 5/6/2005                                                       7,106,290
       1,580,000        Kent Capital LLC, (Series 1999), (Huntington National Bank, Columbus, OH
                        LOC), 3.290%, 5/5/2005                                                                   1,580,000
       3,250,000        Kenwood Country Club, Inc., 5.10 (Series 1999), (U.S. Bank, NA LOC), 3.080%,
                        5/5/2005                                                                                 3,250,000
       5,250,000        Kress Building LLC, (Series 2004), (First Commercial Bank, Birmingham, AL
                        LOC), 3.290%, 5/5/2005                                                                   5,250,000
       4,000,000        Lake Sherwood Senior Living Center LLC, (Union Planters Bank, N.A., Memphis,
                        TN LOC), 3.170%, 5/5/2005                                                                4,000,000
       4,105,000        Marion County, FL IDA, (Amsouth Bank N.A., Birmingham, AL LOC), 3.090%,
                        5/5/2005                                                                                 4,105,000
       9,600,000        Maryland Industrial Development Financing Authority, Avalon Pharmaceutical,
                        Inc., (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC),
                        3.214%, 5/6/2005                                                                         9,600,000
       3,130,000        Maryland Industrial Development Financing Authority, Gen-Vec, Inc. Facility
                        (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.210%,
                        5/6/2005                                                                                 3,130,000
      16,000,000        Maryland State Economic Development Corp., (Series 2001A), Human Genome
                        Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.150%,
                        5/3/2005                                                                                 16,000,000
      20,775,000        Maryland State Economic Development Corp., Human Genome (Series 1997),
                        (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.150%, 5/3/2005                   20,775,000
       3,290,000        McClatchy-Avondale Corp., (Series1999), (Manufacturers & Traders Trust Co.,
                        Buffalo, NY LOC), 3.150%, 5/3/2005                                                       3,290,000
      12,205,000        McCullough Oil Bond Issue LLC, (Series 2003), (Amsouth Bank N.A.,
                        Birmingham, AL LOC), 3.180%, 5/5/2005                                                    12,205,000
      10,530,000        Mike Bowden, (Columbus Bank and Trust Co., GA LOC), 3.120%, 5/5/2005                     10,530,000
       4,165,000        Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co.,
                        Buffalo, NY LOC), 3.150%, 5/3/2005                                                       4,165,000
      319,000,000   (1) MONET Trust, (Series 2000-1), (Dresdner Bank AG, Frankfurt Swap Agreement),
                        3.160%, 6/28/2005                                                                       319,000,000
      10,025,000        Mountain Christian Church, (Series 2003), (Manufacturers & Traders Trust
                        Co., Buffalo, NY LOC), 3.214%, 5/6/2005                                                  10,025,000
       3,700,000        Neron Real Estate LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.180%,
                        5/5/2005                                                                                 3,700,000
       2,655,000        Oaklawn Hospital, MI, (Series 2000 A), (Standard Federal Bank, N.A. LOC),
                        3.140%, 5/4/2005                                                                         2,655,000
       3,859,000        Oceana County Freezer Storage, Inc., (Series 1998), (Huntington National
                        Bank, Columbus, OH LOC), 3.180%, 5/5/2005                                                3,859,000
        930,000         Oceana County Freezer Storage, Inc., (Series 1999), (Huntington National
                        Bank, Columbus, OH LOC), 3.180%, 5/5/2005                                                 930,000
       4,750,000        Old South Country Club, Inc., (Series 1999), (Manufacturers & Traders Trust
                        Co., Buffalo, NY LOC), 3.150%, 5/3/2005                                                  4,750,000
      17,765,000        Omni, HC, Inc., (Columbus Bank and Trust Co., GA LOC), 3.240%, 5/5/2005                  17,765,000
       2,614,000        Orange Beach Marina, Inc., (Amsouth Bank N.A., Birmingham, AL LOC), 3.180%,
                        5/5/2005                                                                                 2,614,000
       7,000,000        Palmetto Net, Inc., (National Bank of South Carolina LOC), 3.260%, 5/5/2005              7,000,000
       5,500,000        Pelham Retail Group LLC, (First Commercial Bank, Birmingham, AL LOC),
                        3.290%, 5/5/2005                                                                         5,500,000
       8,000,000        Prospects Aggregates, Inc., (Series 2004), (Fulton Bank LOC), 3.210%,
                        5/5/2005                                                                                 8,000,000
       1,320,000        R.M.D.H. Properties LLC, (Huntington National Bank, Columbus, OH LOC),
                        3.290%, 5/5/2005                                                                         1,320,000
       3,300,000        Riverchase Office Road LLC, (First Commercial Bank, Birmingham, AL LOC),
                        3.290%, 5/5/2005                                                                         3,300,000
       2,195,000        Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC),
                        3.290%, 5/5/2005                                                                         2,195,000
       1,200,000        Room One Corp., (Series 2001), (Fulton Bank LOC), 3.310%, 5/6/2005                       1,200,000
      55,000,000        Royal Bank of Canada, Montreal, 2.920%, 5/10/2005                                        55,000,000
      46,000,000        Royal Bank of Scotland PLC, Edinburgh, 2.840%, 5/9/2005                                  45,998,516
      19,370,000        Schuster Enterprises, Inc., (Columbus Bank and Trust Co., GA LOC), 3.290%,
                        5/5/2005                                                                                 19,370,000
      16,000,000        Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 3.290%, 5/5/2005                  16,000,000
       7,890,000        Smith Land Improvement Corp., (Series 1999), (Manufacturers & Traders Trust
                        Co., Buffalo, NY LOC), 3.150%, 5/3/2005                                                  7,890,000
       4,795,000        Southeastern Partners Realty I, II, III, (Series 2003), (Bank of North
                        Georgia LOC), 3.290%, 5/5/2005                                                           4,795,000
       3,965,000        Southwest Atlanta E.O.C., Inc., (Series 2002), (Amsouth Bank N.A.,
                        Birmingham, AL LOC), 3.240%, 5/5/2005                                                    3,965,000
      12,920,000        Spectra Gases, Inc., (Commerce Bank NA, Cherry Hill, NJ LOC), 3.210%,
                        5/4/2005                                                                                 12,920,000
       7,325,000        Spencer Cos., Inc., (Series 2001), (First Commercial Bank, Birmingham, AL
                        LOC), 3.214%, 5/5/2005                                                                   7,325,000
       3,200,000        Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 3.120%, 5/5/2005                 3,200,000
       5,660,000        Tanya K. Nitterhouse, (Manufacturers & Traders Trust Co., Buffalo, NY LOC),
                        3.210%, 5/6/2005                                                                         5,660,000
        500,000         Taxable Floating Rate Notes, (Series 2002-H1), Becker, MN PCR, (Bank of New
                        York Swap Agreement), 3.190%, 5/4/2005                                                    500,000
       1,575,000        Taxable Floating Rate Notes, (Series 2002-H2), Becker, MN PCR, (Bank of New
                        York Swap Agreement), 3.190%, 5/4/2005                                                   1,575,000
      10,560,000        Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co.,
                        Buffalo, NY LOC), 3.210%, 5/6/2005                                                       10,560,000
       9,850,000        Test Associates, (Series 2002), (Fulton Bank LOC), 3.210%, 5/5/2005                      9,850,000
       1,270,000        TLC Realty LLC, (Amsouth Bank N.A., Birmingham, AL LOC), 3.180%, 5/5/2005                1,270,000
       4,975,000        Town Development, Inc., (Series 2000), (Manufacturers & Traders Trust Co.,
                        Buffalo, NY LOC), 3.210%, 5/6/2005                                                       4,975,000
      12,360,000        Village of Bartlett, IL, Bartlett Quarry Redevelopemt Project (Series 2000),
                        (Lasalle Bank, N.A. LOC), 3.210%, 5/4/2005                                               12,360,000
        65,000          Vista Funding Corp., (Series 1994-A), (Fifth Third Bank, Cincinnati LOC),
                        3.060%, 5/5/2005                                                                           65,000
       2,285,000        Vulcan, Inc., (Series 2002), (Amsouth Bank N.A., Birmingham, AL LOC),
                        3.180%, 5/5/2005                                                                         2,285,000
      11,740,000        WCN Properties, Inc., (Series 2), (Fulton Bank LOC), 3.210%, 5/5/2005                    11,740,000
      112,000,000       Wells Fargo & Co., 2.920% - 3.020%, 5/3/2005 - 5/16/2005                                112,000,000
       6,870,000        West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co.,
                        Buffalo, NY LOC), 3.210%, 5/6/2005                                                       6,870,000
      100,000,000       Westpac Banking Corp. Ltd., Sydney, 2.990%, 6/13/2005                                   100,000,000
      14,620,000        William Hill Manor, Inc., (Series 1998), (Manufacturers & Traders Trust Co.,
                        Buffalo, NY LOC), 3.150%, 5/3/2005                                                       14,620,000
       7,155,000        Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust
                        Co., Buffalo, NY LOC), 3.151%, 5/4/2005                                                  7,155,000
       4,820,000        WMMT Properties LP, (Series 2003), (FirstMerit Bank, N.A. LOC), 3.130%,
                        5/5/2005                                                                                 4,820,000
       8,375,000        York County, PA IDA, (Series 2003-B), 3.140%, 5/5/2005                                   8,375,000
      16,300,000        Yorktown Building Holding Co. LLC, (Columbus Bank and Trust Co., GA LOC),
                        3.290%, 5/5/2005                                                                         16,300,000
                           TOTAL                                                                               1,866,079,402
                        Brokerage--5.5%
      28,000,000    (1) Goldman Sachs Group, Inc., 2.944%, 5/16/2005                                             28,003,528
      85,500,000    (1) Merrill Lynch & Co., Inc., 3.060, 5/11/2005                                              85,500,000
      16,000,000        Merrill Lynch & Co., Inc., 2.900%, 5/4/2005                                              16,000,000
      261,000,000       Morgan Stanley, 2.750% - 3.080%, 4/4/2005 - 5/27/2005                                   261,000,000
                           TOTAL                                                                                390,503,528
                        Finance - Commercial--3.3%
      40,000,000        Compass Securitization LLC, 2.840%, 5/9/2005                                             39,999,266
      95,000,000        GE Capital Assurance Co., (Guaranteed by General Electric Capital Corp.),
                        2.875% - 3.000%, 5/9/2005 - 5/10/2005                                                    95,000,000
      97,500,000    (1) General Electric Capital Corp., 3.010% - 3.070%, 5/9/2005 - 5/17/2005                    97,500,000
                           TOTAL                                                                                232,499,266
                        Finance - Equipment--0.0%
        415,000         John Deere Capital Corp., 3.150%, 5/20/2005                                               415,062
                        Finance - Retail--0.6%
      43,000,000        AFS Insurance Premium Receivables Trust, (Series 1994-A), 3.509%, 5/15/2005              43,000,000
                        Finance - Securities--5.6%
      95,000,000    (1) K2 (USA) LLC, (Guaranteed by K2 Corp.), 2.760% - 3.020%, 5/6/2005 - 5/25/2005            94,994,674
      308,000,000   (1) Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 2.780% - 2.970%,
                        5/2/2005 - 5/25/2005                                                                    307,989,413
                           TOTAL                                                                                402,984,087
                        Insurance--3.6%
      40,000,000        AEGON N.V., 2.990%, 5/13/2005                                                            40,002,400
      12,000,000        Allstate Life Insurance Co., 3.000%, 5/2/2005                                            12,000,000
      15,000,000        Hartford Life Insurance Co., 2.913%, 5/2/2005                                            15,000,000
      15,000,000        Jackson National Life Insurance Co., 3.091%, 5/23/2005                                   15,000,000
      25,000,000        Metropolitan Life Insurance Co., 3.240%, 7/1/2005                                        25,000,000
      50,000,000        New York Life Insurance Co., 3.010%, 6/11/2005                                           50,000,000
      35,000,000    (1) Pacific Life Global Funding, 2.860%, 5/4/2005                                            35,001,361
      65,000,000        Travelers Insurance Co., 3.020% - 3.190%, 6/3/2005 - 6/28/2005                           65,000,000
                           TOTAL                                                                                257,003,761
                           TOTAL NOTES - VARIABLE                                                              3,192,485,106

                        REPURCHASE AGREEMENTS--11.1%
      200,000,000       Interest in $500,000,000 joint repurchase agreement with Citigroup Global
                        Markets, Inc., 2.950%, dated 4/29/2005, to be repurchased at $200,049,167 on
                        5/2/2005, collateralized by U.S. Government Agency Obligations with various
                        maturities to 1/15/2015, collateral market value $510,126,057                           200,000,000
      200,000,000       Interest in $1,800,000,000 joint repurchase agreement with Citigroup Global
                        Markets, Inc., 3.050%, dated 4/29/2005, to be repurchased at $200,050,833 on
                        5/2/2005, collateralized by U.S. Government Agency Obligations with various
                        maturities to 5/25/2035, collateral market value $1,850,438,784                         200,000,000
      15,235,000        Interest in $1,600,000,000 joint repurchase agreement with Countrywide
                        Securities Corp., 2.970%, dated 4/29/2005, to be repurchased at $15,238,771 on 5/2/2005, collateralized by U.S. Government Agency Obligations with
                        various maturities to 5/25/2035, collateral market value $1,639,519,742                  15,235,000
      75,000,000        Interest in $1,900,000,000 joint repurchase agreement with Morgan Stanley &
                        Co., Inc., 2.860%, dated 4/29/2005, to be repurchased at $75,017,875 on
                        5/2/2005, collateralized by U.S. Treasury Obligations with various
                        maturities to 4/15/2029, collateral market value $1,938,000,108                          75,000,000
      300,000,000       Interest in $500,000,000 joint repurchase agreement with Wachovia
                        Securities, Inc., 2.970%, dated 4/29/2005, to be repurchased at $300,074,250 on 5/2/2005, collateralized by U.S. Government Agency Obligations with
                        various maturities to 11/1/2035, collateral market value $513,472,510                   300,000,000
                           TOTAL REPURCHASE AGREEMENTS                                                          790,235,000
                           TOTAL INVESTMENTS --- 99.9%
                              (AT AMORTIZED COST)(4)                                                           7,121,593,017
                           OTHER ASSETS AND LIABILITIES --- NET --- 0.1%                                         4,813,679
                           TOTAL NET ASSETS --- 100%                                                     $     7,126,406,696

====================================================================================================================================

    1      Denotes a restricted security, including securities purchased under Rule 144A of Securities Act of
           1933.  These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.  At April 30, 2005, these securities amounted to $1,898,628,013 which represents 26.6% of total net assets.
    2      Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
    3      Current rate and next reset date shown.
    4      Also represents cost for federal tax purposes.

     Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.


     The following acronyms are used throughout this portfolio:

    IDA          --Industrial Development Authority
    LOC          --Letter of Credit
    PCR          --Pollution Control Revenue
    UT           --Unlimited Tax


TAX-FREE OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)

       Principal
        Amount                                                                                                     Value

                        SHORT-TERM MUNICIPALS--105.3%(1)
                        Alabama--4.4%
 $     1,000,000        Alabama HFA Multi-Family Housing, (Series 2000A), Turtle Lake, Weekly VRDNs
                        (Double Lake Ventures LLC)/(FNMA LOC)                                            $       1,000,000
       7,000,000    (2) Alabama State Public School & College Authority, (PA-918R), Weekly VRDNs
                        (Merrill Lynch & Co., Inc. LIQ)                                                          7,000,000
        500,000     (2) Alabama State Public School & College Authority, PUTTER's (Series 124),
                        Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase & Co. LIQ)                                     500,000
        715,000         Anniston, AL, IDB (Series 1989-A), Weekly VRDNs (Union Foundry Co.)/(Amsouth
                        Bank N.A., Birmingham, AL LOC)                                                            715,000
      20,820,000        Birmingham, AL Airport Authority (Series 2003A), Weekly VRDNs (FSA
                        INS)/(Dexia Credit Local LIQ)                                                            20,820,000
      19,000,000        Birmingham, AL Downtown Redevelopment Authority (Series 2002), Weekly VRDNs
                        (The UAB Educational Foundation)/(Regions Bank, Alabama LOC)                             19,000,000
      101,000,000       Birmingham, AL Medical Clinic Board (Series 1991), Weekly VRDNs (University
                        of Alabama Health System)/(SunTrust Bank LOC)                                           101,000,000
      12,430,000        Birmingham, AL, Tax Increment Financing District I, Weekly VRDNs (MBIA
                        Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)                                            12,430,000
      19,050,000        Columbia, AL IDB, PCR (1995 Series C), Daily VRDNs (Alabama Power Co.)                   19,050,000
      10,000,000        Huntsville, AL Special Care Facilities Financing Authority (Series 2001D),
                        Weekly VRDNs (Carlton Cove, Inc.)/(BNP Paribas SA LOC)                                   10,000,000
      30,500,000        Jefferson County, AL Sewer System, Warrants (Series 2003 B-2), Weekly VRDNs
                        (XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ)                            30,500,000
      15,000,000        Jefferson County, AL Sewer System, Warrants (Series 2003 B-3), Weekly VRDNs
                        (XL Capital Assurance Inc. INS)/(Bank of New York LIQ)                                   15,000,000
        600,000         Jefferson County, AL Sewer System, Warrants (Series 2003 B-4-), Weekly VRDNs
                        (XL Capital Assurance Inc. INS)/(Bank of New York LIQ)                                    600,000
      15,000,000        Jefferson County, AL Sewer System, Warrants (Series 2003 B-5), Weekly VRDNs
                        (XL Capital Assurance Inc. INS)/(State Street Bank and Trust Co. LIQ)                    15,000,000
      35,500,000        Jefferson County, AL Sewer System, Warrants (Series 2003 B-7), Weekly VRDNs
                        (XL Capital Assurance Inc. INS)/(Lloyds TSB Bank PLC, London LIQ)                        35,500,000
       6,950,000    (2) Jefferson County, AL Sewer System, Floater Certificates (Series 2000-352),
                        Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)                                             6,950,000
       9,200,000        Jefferson County, AL Sewer System, Warrants (Series 2002 A), Weekly VRDNs
                        (FGIC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)                                            9,200,000
      54,200,000        Jefferson County, AL Sewer System, Warrants (Series 2002 C-3), Weekly VRDNs
                        (XL Capital Assurance Inc. INS)/(Bank of America N.A. LIQ)                               54,200,000
      49,000,000        Jefferson County, AL Sewer System, Warrants (Series 2002 C-6), Weekly VRDNs
                        (XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ)                            49,000,000
      15,400,000        Jefferson County, AL Sewer System, Warrants (Series 2002 C-7), Weekly VRDNs
                        (XL Capital Assurance Inc. INS)/(Regions Bank, Alabama LIQ)                              15,400,000
        360,000         Magnolia Ridge Improvement District, AL, (Series 2002), Weekly VRDNs
                        (Wachovia Bank N.A. LOC)                                                                  360,000
       7,195,000        Marshall County, AL, Special Obligation School Refunding Warrant (Series
                        1994), Weekly VRDNs (Marshall County, AL Board of Education)/(Regions Bank,
                        Alabama LOC)                                                                             7,195,000
       6,500,000        Mobile, AL IDB, PCR (Series 1993B), Weekly VRDNs (Alabama Power Co.)                     6,500,000
       2,600,000        Mobile, AL Spring Hill College Educational Building Authority (Series
                        2004B), Weekly VRDNs (Spring Hill College, AL)/(Regions Bank, Alabama LOC)               2,600,000
       2,500,000    (2) Mobile, AL, Class A Certificates (Series 2002-197), Weekly VRDNs (AMBAC
                        INS)/(Bear Stearns Cos., Inc. LIQ)                                                       2,500,000
      22,500,000        Montgomery, AL ALAHA Special Care Facilities Financing Authority (Series
                        2003-A), Weekly VRDNs (Gulf Health Hospitals, Inc.)/(Regions Bank, Alabama
                        LOC)                                                                                     22,500,000
       6,130,000        Port City Medical Clinic Board of Mobile, AL, (Series 1998B), Weekly VRDNs
                        (Infirmary Health System, Inc.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto
                        and KBC Bank NV LIQs)                                                                    6,130,000
      13,935,000        Southeast Alabama Gas District (Series 2003B), Weekly VRDNs (XL Capital
                        Assurance Inc. INS)/(Wachovia Bank N.A. LIQ)                                             13,935,000
       3,198,000        Tuscaloosa County, AL Automotive Corridor IDA (Series 2002), Weekly VRDNs
                        (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)                                      3,198,000
       2,870,000        Tuscaloosa County, AL Park & Recreation Authority (Series 2000), Weekly
                        VRDNs (Amsouth Bank N.A., Birmingham, AL LOC)                                            2,870,000
                             TOTAL                                                                              490,653,000
                        Alaska--0.2%
       4,645,000    (2) Alaska International Airports System, (PT-1397) Weekly VRDNs (AMBAC
                        INS)/(Merrill Lynch & Co., Inc. LIQ)                                                     4,645,000
      21,000,000    (2) Alaska State Housing Finance Corp., MERLOTS (Series 1999D), Weekly VRDNs
                        (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)                                      21,000,000
                             TOTAL                                                                               25,645,000
                        Arizona--1.1%
       1,250,000        Apache County, AZ IDA (Series 1983A), Weekly VRDNs (Tucson Electric Power
                        Co.)/(Credit Suisse First Boston LOC)                                                    1,250,000
       9,000,000        Apache County, AZ IDA (Series 1983B), Weekly VRDNs (Tucson Electric Power
                        Co.)/(Bank of New York LOC)                                                              9,000,000
       1,600,000        Arizona Health Facilities Authority Weekly VRDNs (University Physicians,
                        Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)                                                 1,600,000
       3,885,000        Arizona Health Facilities Authority (Series 2002), Weekly VRDNs (Royal Oaks
                        Life Care Community)/(Lasalle Bank, N.A. LOC)                                            3,885,000
       3,000,000        Arizona Health Facilities Authority, Pooled Loan Program Revenue Bonds
                        (Series 1985B), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)               3,000,000
      14,175,000        Maricopa County, AZ, IDA (Series 2000A), Weekly VRDNs (Gran Victoria Housing
                        LLC)/
                        -----------------------------------------------------------------------------
                        (FNMA LOC)                                                                               14,175,000
      30,000,000    (2) Maricopa County, AZ, IDA, PUTTERs (Series 420), Weekly VRDNs (Catholic
                        Healthcare West)/(J.P. Morgan Chase & Co. LIQ)/(J.P. Morgan Chase Bank, N.A.
                        LOC)                                                                                     30,000,000
       2,450,000        Phoenix, AZ IDA (Series 2000), Weekly VRDNs (Copper Palms Apartments)/(FHLMC
                        LOC)                                                                                     2,450,000
       4,890,000        Pima County, AZ IDA (Series 2000A), Weekly VRDNs (Broadway Proper
                        Congregate)/(State Street Bank and Trust Co. LOC)                                        4,890,000
      35,595,000        Pima County, AZ IDA (Series 2002A), Weekly VRDNs (La Posada at Park Centre,
                        Inc.)/
                        -----------------------------------------------------------------------------
                        (Lasalle Bank, N.A. LOC)                                                                 35,595,000
       1,500,000        Sierra Vista, AZ IDA (Series 2001A), Weekly VRDNs (Mountain Steppes
                        Properties LLC)/
                        -----------------------------------------------------------------------------
                        (FNMA LOC)                                                                               1,500,000
      15,900,000        Tempe, AZ IDA (Series 2002C), Weekly VRDNs (Friendship Village of
                        Tempe)/(Lasalle Bank, N.A. LOC)                                                          15,900,000
       4,000,000        Tucson, AZ IDA (Series 1989), Weekly VRDNs (Lincoln Garden Tucson LP)/(FHLMC
                        LOC)                                                                                     4,000,000
                             TOTAL                                                                              127,245,000
                        Arkansas--0.1%
      10,960,000        Fayetteville, AR Public Facilities Board (Series 2002), Weekly VRDNs
                        (Butterfield Trail Village)/(U.S. Bank, N.A. LOC)                                        10,960,000
                        California--9.6%
       9,000,000        Antelope Valley, CA Healthcare District (Series 2002A), Weekly VRDNs (J.P.
                        Morgan Chase Bank, N.A. LOC)                                                             9,000,000
      12,440,000        Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue
                        Bonds (Series 2003C), Weekly VRDNs (AMBAC INS)/(Landesbank
                        Baden-Wuerttemberg LIQ)                                                                  12,440,000
      12,800,000        Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue
                        Bonds (Series 2004C), Weekly VRDNs (AMBAC INS)/(Bayerische Landesbank
                        Girozentrale, Landesbank Baden-Wuerttemberg and Landesbank
                        Hessen-Thueringen, Frankfurt LIQs)                                                       12,800,000
       5,685,000        California Health Facilities Financing Authority (Series 1998), Weekly VRDNs
                        (Southern California Presbyterian Homes)/(MBIA Insurance Corp. INS)/(Bank of
                        America N.A. LIQ)                                                                        5,685,000
       2,000,000        California Health Facilities Financing Authority (Series 2004J), Weekly
                        VRDNs (Catholic Healthcare West)/(J.P. Morgan Chase Bank, N.A. LOC)                      2,000,000
      14,000,000        California Infrastructure & Economic Development Bank (Series 2004A), Weekly
                        VRDNs (California Independent System Operator Corp.)/(AMBAC INS)/(Bank of
                        America N.A. and J.P. Morgan Chase Bank, N.A. LIQs)                                      14,000,000
      109,550,000       California State Department of Water Resources Power Supply Program (Series
                        2002 C-1), Weekly VRDNs (Dexia Credit Local LOC)                                        109,550,000
      58,360,000        California State Department of Water Resources Power Supply Program (Series
                        2002 C-2), Weekly VRDNs (AMBAC INS)/(WestLB AG (Guaranteed) LIQ)                         58,360,000
      14,900,000        California State Department of Water Resources Power Supply Program (Series
                        2002 C-3), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)                   14,900,000
      37,450,000        California State Department of Water Resources Power Supply Program (Series
                        2002 C-7), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)                               37,450,000
      49,900,000        California State (Series 2003 B-1), Weekly VRDNs (BNP Paribas SA, Bank of
                        New York and CALSTRS (California State Teachers' Retirement System) LOCs)                49,900,000
      12,500,000        California State (Series 2004 A-8), Weekly VRDNs (CALSTRS (California State
                        Teachers' Retirement System) and Citibank N.A., New York LOCs)                           12,500,000
      100,000,000   (2) California State (Series 2004 FR/RI-L27), Weekly VRDNs (California State
                        Fiscal Recovery Fund)/(Lehman Brothers Holdings, Inc. LIQ)                              100,000,000
      182,000,000       California State, 3.00% RANs, 6/30/2005                                                 182,373,816
      26,125,000        California State, Economic Recovery Bonds (Series 2004C-12), Weekly VRDNs
                        (California State Fiscal Recovery Fund)/(XL Capital Assurance Inc.
                        INS)/(DePfa Bank PLC LIQ)                                                                26,125,000
      12,775,000        California State, Economic Recovery Bonds (Series 2004C-13), Weekly VRDNs
                        (California State Fiscal Recovery Fund)/(XL Capital Assurance Inc.
                        INS)/(DePfa Bank PLC LIQ)                                                                12,775,000
      31,500,000        California State, Economic Recovery Bonds (Series 2004C-15), Weekly VRDNs
                        (California State Fiscal Recovery Fund)/(FSA INS)/(Dexia Credit Local LIQ)               31,500,000
      58,500,000        California State, Economic Recovery Bonds (Series 2004C-16), Weekly VRDNs
                        (California State Fiscal Recovery Fund)/(FSA INS)/(Dexia Credit Local LIQ)               58,500,000
      40,600,000        California State, Economic Recovery Bonds (Series 2004C-18), Weekly VRDNs
                        (California State Fiscal Recovery Fund)/(XL Capital Assurance Inc.
                        INS)/(DePfa Bank PLC LIQ)                                                                40,600,000
       8,000,000        California Statewide Communities Development Authority (Series 2003D),
                        Weekly VRDNs (Kaiser Permanente)                                                         8,000,000
      28,750,000    (2) California Statewide Communities Development Authority (Series 2004
                        FR/RI-FI5), Weekly VRDNs (CHF-Irvine LLC)/(Lehman Brothers Holdings, Inc.
                        SWP)                                                                                     28,750,000
      18,800,000        California Statewide Communities Development Authority (Series 2004L),
                        Weekly VRDNs (Kaiser Permanente)                                                         18,800,000
      114,975,000   (2) California Statewide Communities Development Authority, TRANs (Series 2004
                        L39), Weekly VRDNs (Riverside County, CA)/(Lehman Brothers Holdings, Inc.
                        LIQ)                                                                                    114,975,000
       8,695,000    (2) Los Angeles County, CA Metropolitan Transportation Authority (Series
                        2001-J.P. MC2), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ)                     8,695,000
      13,200,000        Los Angeles, CA Department of Water & Power (Series 2001 B-1), Weekly VRDNs
                        (Los Angeles, CA Department of Water & Power (Electric/Power System))/(Bank
                        of America N.A., Bayerische Landesbank Girozentrale, Dexia Credit Local,
                        J.P. Morgan Chase Bank, N.A., Landesbank Baden-Wuerttemberg, State Street
                        Bank and Trust Co. and WestLB AG (Guaranteed) LIQs)                                      13,200,000
      15,000,000        Los Angeles, CA Department of Water & Power (Series 2001 B-1), Weekly VRDNs
                        (Los Angeles, CA Department of Water & Power (Water Works/System))/(Dexia
                        Credit Local LIQ)                                                                        15,000,000
       9,000,000        Los Angeles, CA Department of Water & Power (Series 2001 B-5), Weekly VRDNs
                        (Los Angeles, CA Department of Water & Power (Electric/Power System))/(Bank
                        of America N.A., Bayerische Landesbank Girozentrale, Dexia Credit Local,
                        J.P. Morgan Chase Bank, N.A., Landesbank Baden-Wuerttemberg, State Street
                        Bank and Trust Co. and WestLB AG (Guaranteed) LIQs)                                      9,000,000
      17,250,000        Los Angeles, CA Department of Water & Power (Series 2001 B-7), Weekly VRDNs
                        (Los Angeles, CA Department of Water & Power (Electric/Power System))/(Bank
                        of America N.A., Bayerische Landesbank Girozentrale, Dexia Credit Local,
                        J.P. Morgan Chase Bank, N.A., Landesbank Baden-Wuerttemberg, State Street
                        Bank and Trust Co. and WestLB AG (Guaranteed) LIQs)                                      17,250,000
      19,995,000    (2) Los Angeles, CA Unified School District (Series 2002-J.P. MC2), Weekly VRDNs
                        (MBIA Insurance Corp. INS)/(J.P. Morgan Chase & Co. LIQ)                                 19,995,000
      26,975,000    (2) Los Angeles, CA Unified School District, TRANS (Series 2004 FR/RI-L63),
                        Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)                                        26,975,000
      12,880,000        Santa Rosa, CA Wastewater (Series 2004A), Weekly VRDNs (Landesbank
                        Baden-Wuerttemberg LOC)                                                                  12,880,000
                             TOTAL                                                                             1,083,978,816
                        Colorado--1.2%
       8,500,000        Arapahoe County, CO Improvement Authority Bonds (U.S. Treasury PRF),
                        8/31/2005 (@20.863)                                                                      1,760,510
       3,125,000        Colorado Health Facilities Authority (Series 1998C-1), Weekly VRDNs
                        (Developmental Disabilities Center)/(J.P. Morgan Chase Bank, N.A. LOC)                   3,125,000
      16,000,000    (2) Colorado State, TRANs (Series 2004 FR/RI-L48J), Weekly VRDNs (Lehman
                        Brothers Holdings, Inc. LIQ)                                                             16,000,000
       1,025,000        Denver (City & County), CO, 2.60% TOBs (Blake Street Compendium)/(Key Bank,
                        N.A. LOC), Optional Tender 12/15/2005                                                    1,025,000
      100,000,000   (2) Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004
                        FR/RI-F7J) ,Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP)                           100,000,000
       2,800,000        Holland Creek Metropolitan District, CO (Series 2001), Weekly VRDNs (Bank of
                        America N.A. LOC)                                                                        2,800,000
       7,495,000    (2) Park Creek Metropolitan District, CO, (PT-1871) Weekly VRDNs (Merrill Lynch
                        & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)                                         7,495,000
                             TOTAL                                                                              132,205,510
                        Connecticut--1.1%
      32,425,000        Connecticut Development Authority Health Care Revenue Weekly VRDNs
                        (Corporation for Independent Living)/(J.P. Morgan Chase Bank, N.A. LOC)                  32,425,000
       1,600,000        Connecticut Development Authority Health Care Revenue (Series 1993A), Weekly
                        VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC)                      1,600,000
       7,500,000        Connecticut State HEFA (Series F), Weekly VRDNs (University of Hartford,
                        CT)/(Citizens Bank of Rhode Island LOC)                                                  7,500,000
       7,000,000    (2)  Connecticut State HFA, Variable Rate Certificates (Series 1998S), 1.675%
                        TOBs (Bank of America N.A. LIQ), Optional Tender 9/1/2005                                7,000,000
      12,800,000        Connecticut State Transportation Infrastructure Authority Weekly VRDNs (FSA
                        INS)/(Fleet National Bank LIQ)                                                           12,800,000
      19,045,000        Connecticut State (2001 Series A), Weekly VRDNs (Landesbank
                        Hessen-Thueringen, Frankfurt LIQ)                                                        19,045,000
      31,500,000        Connecticut State, Second Lien Special Tax Obligation Refunding Bonds,
                        Transportation Infrastructure Purposes (2003 Series 1), Weekly VRDNs (AMBAC
                        INS)/(WestLB AG (Guaranteed) LIQ)                                                        31,500,000
      15,000,000        Connecticut State, Second Lien Special Tax Obligation Refunding Bonds,
                        Transportation Infrastructure Purposes (2003 Series 2), Weekly VRDNs (AMBAC
                        INS)/(Dexia Credit Local LIQ)                                                            15,000,000
       3,000,000        West Haven, CT, 3.50% BANs, 12/20/2005                                                   3,020,404
                             TOTAL                                                                              129,890,404
                        District of Columbia--1.0%
      11,200,000        District of Columbia (Seires 1985), Weekly VRDNs (American
                        University)/(AMBAC INS)/(WestLB AG (Guaranteed) LIQ)                                     11,200,000
       4,635,000        District of Columbia (Series 1999), Weekly VRDNs (Association of American
                        Medical Colleges)/(AMBAC INS)/(Bank of America N.A. LIQ)                                 4,635,000
       5,610,000        District of Columbia (Series 1999), Weekly VRDNs (Young Men's Christian
                        Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co.,
                        Buffalo, NY LOC)                                                                         5,610,000
      40,940,000        District of Columbia (Series 1999C), Weekly VRDNs (George Washington
                        University)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)                        40,940,000
       4,500,000        District of Columbia (Series 2000), Weekly VRDNs (Public Welfare Foundation,
                        Inc.)/
                        -----------------------------------------------------------------------------
                        (SunTrust Bank LOC)                                                                      4,500,000
      12,135,000        District of Columbia (Series 2001C), Weekly VRDNs (FGIC INS)/(FGIC
                        Securities Purchase, Inc. LIQ)                                                           12,135,000
      28,845,000        District of Columbia (Series 2001D), Weekly VRDNs (FGIC INS)/(FGIC
                        Securities Purchase, Inc. LIQ)                                                           28,845,000
       3,575,000        District of Columbia, Revenue Bonds (Series 1997B), Weekly VRDNs
                        (Association of American Medical Colleges)/(AMBAC INS)/(J.P. Morgan Chase
                        Bank, N.A. LIQ)                                                                          3,575,000
                             TOTAL                                                                              111,440,000
                        Florida--5.1%
      14,000,000    (2) ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT) (Series 1998-9),
                        Weekly VRDNs (Florida State Board of Education Capital Outlay)/(FSA
                        INS)/(ABN AMRO Bank NV, Amsterdam LIQ)                                                   14,000,000
       9,800,000        Brevard County, FL Educational Facilities Authority (Series B), Weekly VRDNs
                        (Florida Institute of Technology)/(Bank of America N.A. LOC)                             9,800,000
      10,365,000    (2) Brevard County, FL HFA (PT-472), Weekly VRDNs (Palm Place Apartments)/(FHLMC
                        GTD)/(FHLMC LIQ)                                                                         10,365,000
      16,300,000        Brevard County, FL Health Facilities Authority (Series 2003), Daily VRDNs
                        (Health First, Inc.)/(SunTrust Bank LOC)                                                 16,300,000
       6,000,000        Broward County, FL HFA (Series 1997), Weekly VRDNs (Jacaranda Village
                        Apartments)/
                        -----------------------------------------------------------------------------
                        (HSBC Bank USA LOC)                                                                      6,000,000
       1,850,000        Dade County, FL IDA (Series 1985D), Weekly VRDNs (Dolphins Stadium)/(Societe
                        Generale, Paris LOC)                                                                     1,850,000
      12,200,000        Dade County, FL IDA (Series 1993), Daily VRDNs (Florida Power & Light Co.)               12,200,000
      41,660,000        Dade County, FL Water & Sewer System Weekly VRDNs (FGIC INS)/(Lloyds TSB
                        Bank PLC, London LIQ)                                                                    41,660,000
       5,475,000        Davie, FL (Series 2003), Weekly VRDNs (United Jewish Community of Broward
                        County, Inc.)/(Bank of America N.A. LOC)                                                 5,475,000
       5,295,000    (2) Escambia County, FL Utilities Authority, (PT-2003) Weekly VRDNs (FGIC
                        INS)/(Merrill Lynch & Co., Inc. LIQ)                                                     5,295,000
       9,970,000        Eustis Health Facilities Authority, FL (Series 1985), Weekly VRDNs (Waterman
                        Medical Center)/(SunTrust Bank LOC)                                                      9,970,000
       3,000,000        Eustis Health Facilities Authority, FL (Series 1992), Weekly VRDNs (Florida
                        Hospital/
                        -----------------------------------------------------------------------------
                        Waterman, Inc.)/(SunTrust Bank LOC)                                                      3,000,000
      16,300,000        Florida HFA, (Series 1985-SS), Weekly VRDNs (Woodlands Apartments)/(Northern
                        Trust Co., Chicago, IL LOC)                                                              16,300,000
       8,200,000        Florida HFA, (Series 1985-YY), Weekly VRDNs (Monterey Meadows Apartments,
                        FL)/(FNMA LOC)                                                                           8,200,000
       3,330,000    (2) Florida Housing Finance Corp., (PT-481) Weekly VRDNs (Oaks at Mill Creek
                        Apartments)/
                        -----------------------------------------------------------------------------
                        (FHLMC GTD)/(FHLMC LIQ)                                                                  3,330,000
       7,000,000    (2) Florida State Department of Environmental Protection, Floater Certificates
                        (Series 2001-722), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)                          7,000,000
        575,000         Gulf Breeze, FL (Series 1985E), Weekly VRDNs (FGIC INS)/(Dexia Credit Local
                        LIQ)                                                                                      575,000
      30,000,000        Highlands County, FL Health Facilities Authority (Series 1996A), Weekly
                        VRDNs (Adventist Health System)/(MBIA Insurance Corp. INS)/(J.P. Morgan
                        Chase Bank, N.A. LIQ)                                                                    30,000,000
      38,230,000        Highlands County, FL Health Facilities Authority (Series 1996A), Weekly
                        VRDNs (Adventist Health System)/(SunTrust Bank LOC)                                      38,230,000
      24,380,000        Highlands County, FL Health Facilities Authority (Series 1997-A), Weekly
                        VRDNs (Adventist Health System)/(SunTrust Bank LOC)                                      24,380,000
      10,000,000        Highlands County, FL Health Facilities Authority, Adventist Health
                        System/Sunbelt A/R Program (Series 2004 AR-2), Weekly VRDNs (FGIC INS)/(Bank
                        of Nova Scotia, Toronto LIQ)                                                             10,000,000
      26,005,000        Highlands County, FL Health Facilities Authority, Hospital Revenue Bonds
                        (Series 2003B), Weekly VRDNs (Adventist Health System/ Sunbelt Obligated
                        Group)/(SunTrust Bank LOC)                                                               26,005,000
      10,900,000        Hillsborough County, FL IDA (Series 2001), Weekly VRDNs (Goodwill
                        Industries-Suncoast, Inc.)/(SunTrust Bank LOC)                                           10,900,000
       4,975,000        Jacksonville, FL EDC (Series 2003), Weekly VRDNs (YMCA of Florida's First
                        Coast)/(Bank of America N.A. LOC)                                                        4,975,000
      15,600,000        Jacksonville, FL EDC (Series 2003A), Weekly VRDNs (Florida Proton Therapy
                        Institute)/
                        -----------------------------------------------------------------------------
                        (Fortis Bank SA/NV and J.P. Morgan Chase Bank, N.A. LOCs)                                15,600,000
       4,900,000        Jacksonville, FL HFDC Weekly VRDNs (River Garden Project)/(Wachovia Bank
                        N.A. LOC)                                                                                4,900,000
      19,945,000        Lee County, FL IDA (Series 1999B), Weekly VRDNs (Shell Point Village,
                        FL)/(Bank of America N.A. LOC)                                                           19,945,000
       7,780,000        Lee County, FL IDA (Series 2002), Weekly VRDNs (Shell Point Village,
                        FL)/(Bank of America N.A. LOC)                                                           7,780,000
       9,125,000        Manatee County, FL HFA (Series 1990A), Weekly VRDNs (Harbour
                        Pointe)/(Wachovia Bank N.A. LOC)                                                         9,125,000
       2,490,000        Martin County, FL IDA (Series 2001), Weekly VRDNs (Young Men's Christian
                        Association of the Treasure Coast, FL)/(SunTrust Bank LOC)                               2,490,000
      15,500,000        Martin County, FL, (PCR: Series 2000), Daily VRDNs (Florida Power & Light
                        Co.)                                                                                     15,500,000
       2,360,000        Miami, FL Health Facilities Authority, Health Facilities Revenue Bonds
                        (Series 1992), Weekly VRDNs (Miami Jewish Home and Hospital for the Aged,
                        Inc.)/(SunTrust Bank LOC)                                                                2,360,000
      10,250,000        Orange County, FL IDA (Series 2002), Weekly VRDNs (Catholic Diocese of
                        Orlando)/
                        -----------------------------------------------------------------------------
                        (SunTrust Bank LOC)                                                                      10,250,000
      10,000,000        Orange County, FL IDA (Series 2004), Weekly VRDNs (UCF Hospitality School
                        Student Housing Foundation)/(SunTrust Bank LOC)                                          10,000,000
       9,360,000        Orlando & Orange County Expressway Authority, FL (Series 2003C-2), Weekly
                        VRDNs (FSA INS)/(Dexia Credit Local LIQ)                                                 9,360,000
      16,500,000        Orlando & Orange County Expressway Authority, FL (Series 2003C-3), Weekly
                        VRDNs (FSA INS)/(Dexia Credit Local LIQ)                                                 16,500,000
      10,000,000        Palm Beach County, FL (Series 2000), Weekly VRDNs (Norton Gallery and School
                        of Art, Inc.)/(Bank of America N.A. LOC)                                                 10,000,000
       5,500,000        Palm Beach County, FL (Series 2001), Weekly VRDNs (Hospice of Palm Beach
                        County, Inc.)/(Northern Trust Co., Chicago, IL LOC)                                      5,500,000
       4,500,000        Palm Beach County, FL (Series 2003), Weekly VRDNs (Benjamin Private School,
                        Inc.)/(Bank of America N.A. LOC)                                                         4,500,000
       4,410,000        Palm Beach County, FL,(Series 2005), Weekly VRDNs (Maltz Jupiter Theatre,
                        Inc.)/(Bank of New York LOC)                                                             4,410,000
       5,000,000        Pasco County, FL School Board Weekly VRDNs (AMBAC INS)/(Landesbank
                        Hessen-Thueringen, Frankfurt LIQ)                                                        5,000,000
       4,190,000        Pinellas County, FL Health Facility Authority (Series 1987), Weekly VRDNs
                        (St. Mark Village Project)/(Bank of America N.A. LOC)                                    4,190,000
       7,450,000        Santa Rosa County, FL, Health Facilities Revenue Ronds Weekly VRDNs (Baptist
                        Hospital, Inc. (FL))/(Bank of America N.A. LOC)                                          7,450,000
      35,925,000        St. Lucie County, FL PCR (Series 2000), Daily VRDNs (Florida Power & Light
                        Co.)                                                                                     35,925,000
       4,100,000        St. Petersburg, FL HFA Weekly VRDNs (Florida Blood Services, Inc.)/(Wachovia
                        Bank N.A. LOC)                                                                           4,100,000
       6,990,000        St. Petersburg, FL HFA (Series 1997), Weekly VRDNs (Manorah Manor)/(SunTrust
                        Bank LOC)                                                                                6,990,000
      24,300,000        St. Petersburg, FL HFA (Series 2005C), Weekly VRDNs (All Children's
                        Hospital)/(Bank of America N.A. LOC)                                                     24,300,000
       2,495,000    (2) Tampa Bay, FL Water Utility System, (PA-576) Weekly VRDNs (FGIC
                        INS)/(Merrill Lynch & Co., Inc. LIQ)                                                     2,495,000
       8,720,000        Volusia County, FL Education Facility Authority (Series 2001), Weekly VRDNs
                        (Bethune-Cookman College, Inc.)/(SunTrust Bank LOC)                                      8,720,000
       5,900,000        West Orange, FL Healthcare District (Series 1999B), Weekly VRDNs (SunTrust
                        Bank LOC)                                                                                5,900,000
                             TOTAL                                                                              569,100,000
                        Georgia--4.1%
      17,700,000        Albany-Dougherty County, GA Hospital Authority (Series 2002), Daily VRDNs
                        (Phoebe Putney Memorial Hospital)/(AMBAC INS)/(Regions Bank, Alabama LIQ)                17,700,000
      10,000,000    (2) Atlanta, GA Water & Wastewater, (ROCs Series 324), Weekly VRDNs (FSA
                        INS)/(Citigroup Global Markets Holdings, Inc. LIQ)                                       10,000,000
       4,000,000        Augusta, GA HFA (Series 19998), Weekly VRDNs (Sterling Ridge
                        Apartments)/(Amsouth Bank N.A., Birmingham, AL LOC)                                      4,000,000
      10,100,000        Burke County, GA Development Authority,(Series 1999A), Daily VRDNs
                        (Oglethorpe Power Corp.)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)                  10,100,000
       9,545,000        Burke County, GA Development Authority (Series 1999A), Daily VRDNs
                        (Oglethorpe Power Corp.)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)                  9,545,000
      11,574,000        Burke County, GA Development Authority (Series A), Weekly VRDNs (Oglethorpe
                        Power Corp.)/(FGIC INS)/(Dexia Credit Local LIQ)                                         11,574,000
      10,900,000        Burke County, GA Development Authority, PCR (Series 1992), Daily VRDNs
                        (Georgia Power Co.)                                                                      10,900,000
       8,160,000        Burke County, GA Development Authority, PCRBs (Series 1993A), Weekly VRDNs
                        (Oglethorpe Power Corp.)/(FGIC INS)/(Bayerische Landesbank Girozentrale LIQ)             8,160,000
       3,780,000        Cobb-Marietta, GA Coliseum & Exhibit Hall Authority (Series 1996A), Weekly
                        VRDNs (MBIA Insurance Corp. INS)/(SunTrust Bank LIQ)                                     3,780,000
       5,100,000        Columbus, GA Hospital Authority (Series 2000), Weekly VRDNs (St. Francis
                        Hospital, Inc., GA)/(SunTrust Bank LOC)                                                  5,100,000
      16,500,000        Dalton, GA Development Authority (Series 2003B), Weekly VRDNs (Hamilton
                        Medical Center, Inc.)/(Bank of America N.A. LOC)                                         16,500,000
      25,550,000        De Kalb Private Hospital Authority, GA (Series 1994B), Weekly VRDNs
                        (Egleston Children's Hospital at Emory University, Inc.)/(SunTrust Bank LOC)             25,550,000
       3,315,000        DeKalb County, GA Development Authority Weekly VRDNs (Lifesouth Community
                        Blood Centers, Inc.)/(SunTrust Bank LOC)                                                 3,315,000
       5,000,000        DeKalb County, GA Multi-Family Housing Authority (Series 2003), Weekly VRDNs
                        (Timber Trace Apartments)/(FHLMC LOC)                                                    5,000,000
       1,320,000        Fulton County, GA Development Authority (Series 1998), Weekly VRDNs
                        (Morehouse School of Medicine)/(SunTrust Bank LOC)                                       1,320,000
       6,000,000        Fulton County, GA Development Authority (Series 2001), Weekly VRDNs (Trinity
                        School, Inc.)/(SunTrust Bank LOC)                                                        6,000,000
      36,245,000    (2) Fulton County, GA Housing Authority, (PT-469) Weekly VRDNs (Cimarron &
                        Monterey Apartments)/(FHLMC GTD)/(FHLMC LIQ)                                             36,245,000
       2,200,000        Fulton County, GA IDA ,Weekly VRDNs (Automatic Data Processing, Inc.)                    2,200,000
       7,000,000        Gainesville, GA Redevelopment Authority (Series 1999), Weekly VRDNs (Brenau
                        University, Inc.)/(SunTrust Bank LOC)                                                    7,000,000
      19,100,000        Georgia State Municipal Gas Authority (Series A), Weekly VRDNs (Bayerische
                        Landesbank Girozentrale, J.P. Morgan Chase Bank, N.A., Landesbank
                        Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)                                19,100,000
      19,135,000        Georgia State Municipal Gas Authority (Series A), Weekly VRDNs (Bayerische
                        Landesbank Girozentrale, J.P. Morgan Chase Bank, N.A., Landesbank
                        Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)                                19,135,000
      30,800,000        Georgia State Municipal Gas Authority (Series B), Weekly VRDNs (Bayerische
                        Landesbank Girozentrale, Credit Suisse First Boston, J.P. Morgan Chase Bank,
                        N.A. and Wachovia Bank N.A. LOCs)                                                        30,800,000
      18,985,000        Georgia State Municipal Gas Authority (Series B), Weekly VRDNs (Bayerische
                        Landesbank Girozentrale, J.P. Morgan Chase Bank, N.A., Landesbank
                        Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)                                18,985,000
      31,740,000        Georgia State Municipal Gas Authority (Series C), Weekly VRDNs (Bank of
                        America N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank,
                        N.A. and Wachovia Bank N.A. LOCs)                                                        31,740,000
      56,810,000        Georgia State Municipal Gas Authority, (Series C) Weekly VRDNs (Bank of
                        America N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank,
                        N.A., Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)               56,810,000
      22,000,000    (2) Georgia State, Floater Certificates (Series 2011-647), Weekly VRDNs (Morgan
                        Stanley LIQ)                                                                             22,000,000
      17,280,000    (2) Georgia State, PUTTERs (Series 128), Weekly VRDNs (J.P. Morgan Chase & Co.
                        LIQ)                                                                                     17,280,000
       7,300,000        Macon-Bibb County, GA Hospital Authority (Series 2000), Daily VRDNs (Central
                        Georgia Senior Health, Inc.)/(SunTrust Bank LOC)                                         7,300,000
      11,000,000        Medical Center Hospital Authority, GA (Series 2004), Weekly VRDNs (Spring
                        Harbor at Green Island)/(Bank of Scotland, Edinburgh LOC)                                11,000,000
       6,000,000        Oconee County, GA IDA (Series 2003), Weekly VRDNs (Athens Academy,
                        Inc.)/(SunTrust Bank LOC)                                                                6,000,000
      32,500,000        Savannah, GA EDA (Series 2003C), Weekly VRDNs (Marshes of Skidaway
                        Island)/(BNP Paribas SA LOC)                                                             32,500,000
                             TOTAL                                                                              466,639,000
                        Hawaii--0.7%
      13,250,000        Hawaii State Department of Budget & Finance (Series 2003D), Weekly VRDNs
                        (Kahala Nui)/(Lasalle Bank, N.A. LOC)                                                    13,250,000
       9,840,000    (2) Hawaii State, ROCs (Series 1044), Weekly VRDNs (FSA INS)/(Citigroup Global
                        Markets Holdings, Inc. LIQ)                                                              9,840,000
      16,700,000        Honolulu, HI City & County (Series 2001C), 2.28% TOBs (FGIC INS)/(FGIC
                        Securities Purchase, Inc. LIQ), Optional Tender 12/1/2005                                16,700,000
      16,700,000        Honolulu, HI City & County (Series 2001C), 2.28% TOBs (FGIC INS)/(FGIC
                        Securities Purchase, Inc. LIQ), Optional Tender 12/1/2005                                16,700,000
      16,700,000        Honolulu, HI City & County (Series 2001C), 2.28% TOBs (FGIC INS)/(FGIC
                        Securities Purchase, Inc. LIQ), Optional Tender 12/1/2005                                16,700,000
       4,480,000    (2) Honolulu, HI City & County, ROCs (Series 4043), Weekly VRDNs (MBIA Insurance
                        Corp. INS)/(Citigroup Global Markets Holdings, Inc. LIQ)                                 4,480,000
                             TOTAL                                                                               77,670,000
                        Illinois--10.9%
      11,000,000    (2) ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/(Series 1998-14),
                        Weekly VRDNs (Cook County, IL)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)              11,000,000
      14,705,000    (2)  ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/(Series 2001-13),
                        1.87% TOBs (Illinois State)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ),
                        Optional Tender 5/18/2005                                                                14,705,000
      14,285,000    (2) ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/(Series 2001-31),
                        Weekly VRDNs (Chicago, IL)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)                  14,285,000
       4,410,000        Channahon, IL (Series 2003A), Weekly VRDNs (Morris Hospital)/(U.S. Bank,
                        N.A. LOC)                                                                                4,410,000
       5,885,000        Channahon, IL (Series 2003C), Weekly VRDNs (Morris Hospital)/(U.S. Bank,
                        N.A. LOC)                                                                                5,885,000
       3,115,000        Channahon, IL (Series 2003D), Weekly VRDNs (Morris Hospital)/(U.S. Bank,
                        N.A. LOC)                                                                                3,115,000
       6,175,000    (2)  Chicago, IL Board of Education, MERLOTS (Series 2001-A64), 2.11% TOBs (FGIC
                        INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005                                6,175,000
      17,900,000        Chicago, IL Board of Education (Series 2000D), Weekly VRDNs (FSA INS)/(Dexia
                        Credit Local LIQ)                                                                        17,900,000
       6,200,000    (2) Chicago, IL Board of Education, MERLOTS (Series 2001 A47), Weekly VRDNs
                        (FGIC INS)/
                        -----------------------------------------------------------------------------
                        (Wachovia Bank N.A. LIQ)                                                                 6,200,000
      12,500,000    (2) Chicago, IL Board of Education, MERLOTS (Series 1997E), Weekly VRDNs (AMBAC
                        INS)/
                        -----------------------------------------------------------------------------
                        (Wachovia Bank N.A. LIQ)                                                                 12,500,000
      20,000,000    (2) Chicago, IL Board of Education, Variable Rate Certificates (Series 1996BB),
                        Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)                       20,000,000
      54,600,000        Chicago, IL Metropolitan Water Reclamation District (Series 2002A), Weekly
                        VRDNs (Bank of America N.A. and Lloyds TSB Bank PLC, London LIQs)                        54,600,000
      13,500,000        Chicago, IL Metropolitan Water Reclamation District (Series 2002B) Weekly
                        VRDNs (Bank of America N.A. and Lloyds TSB Bank PLC, London LIQs)                        13,500,000
       6,775,000    (2)  Chicago, IL Motor Fuel Tax, (PT-935), Weekly VRDNs (AMBAC INS)/(Merrill
                        Lynch & Co., Inc. LIQ)                                                                   6,775,000
       5,310,000    (2) Chicago, IL Public Building Commission, ROCs (Series 3000), Weekly VRDNs
                        (Chicago, IL Transit Authority)/(AMBAC INS)/(Citigroup Global Markets
                        Holdings, Inc. LIQ)                                                                      5,310,000
      177,060,000       Chicago, IL Wastewater Transmission (Series 2004A), Weekly VRDNs (MBIA
                        Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)                                 177,060,000
       4,970,000    (2) Chicago, IL Wastewater Transmission, MERLOTS (Series 2001-A125), Weekly
                        VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)                                4,970,000
      103,040,000       Chicago, IL Water Revenue (Series 2004), Weekly VRDNs (MBIA Insurance Corp.
                        INS)/
                        -----------------------------------------------------------------------------
                        (Dexia Credit Local LIQ)                                                                103,040,000
       5,020,000    (2) Chicago, IL, CRVS Floaters (Series 2004-1), Weekly VRDNs (FSA
                        INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)                                       5,020,000
       7,845,000    (2) Chicago, IL, MERLOTS (Series 2002 A-44), Weekly VRDNs (FGIC INS)/(Wachovia
                        Bank N.A. LIQ)                                                                           7,845,000
      20,000,000    (2) Chicago, IL, MERLOTS (Series 1997 V), Weekly VRDNs (Chicago, IL Water
                        Revenue)/(FGIC INS)/(Wachovia Bank N.A. LIQ)                                             20,000,000
       4,640,000    (2) Chicago, IL, MERLOTS (Series 2000 WWW), Weekly VRDNs (AMBAC INS)/(Wachovia
                        Bank N.A. LIQ)                                                                           4,640,000
       6,690,000    (2)  Chicago, IL, MERLOTS (Series 2001 A33), 2.11% TOBs (AMBAC INS)/(Wachovia
                        Bank N.A. LIQ), Optional Tender 11/10/2005                                               6,690,000
       8,175,000    (2) Chicago, IL, PUTTERs (Series 737), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase
                        Bank, N.A. LIQ)                                                                          8,175,000
      24,995,000    (2) Chicago, IL, Variable Rate Certificates (Series 1998M), Weekly VRDNs (FGIC
                        INS)/(Bank of America N.A. LIQ)                                                          24,995,000
       2,005,000    (2)  Cook County, IL Community College District No. 508, MERLOTS (2001-A4),
                        2.11% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005               2,005,000
       4,000,000        Cook County, IL, (Series 2005), Weekly VRDNs (Catholic Theological
                        Union)/(Harris Trust & Savings Bank, Chicago LOC)                                        4,000,000
      44,350,000        Cook County, IL, Capital Improvement Bonds (Series 2004E), Weekly VRDNs
                        (DePfa Bank PLC LIQ)                                                                     44,350,000
      10,825,000    (2) Cook County, IL, PUTTERs (Series 766), Weekly VRDNs (AMBAC INS)/(J.P. Morgan
                        Chase Bank, N.A. LIQ)                                                                    10,825,000
       7,630,000    (2) Cook County, IL, PUTTERs (Series 789), Weekly VRDNs (MBIA Insurance Corp.
                        INS)/
                        -----------------------------------------------------------------------------
                        (Dresdner Bank AG, Frankfurt LIQ)                                                        7,630,000
       6,535,000    (2) Cook County, IL, Roaring Forks (Series 2004-1), Weekly VRDNs (AMBAC
                        INS)/(Bank of New York LIQ)                                                              6,535,000
       5,685,000        Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004), Weekly
                        VRDNs (Fifth Third Bank, Cincinnati LOC)                                                 5,685,000
       9,750,000    (2)  DuPage County, IL, MERLOTS (Series 2000-A9), 2.15% TOBs (Wachovia Bank N.A.
                        LIQ), Optional Tender 11/16/2005                                                         9,750,000
       5,810,000    (2)  DuPage County, IL, MERLOTS (Series 2001-A74), 2.15% TOBs (Wachovia Bank
                        N.A. LIQ), Optional Tender 11/16/2005                                                    5,810,000
      12,250,000        Freeport, IL, (Series 2001), Weekly VRDNs (Freeport Regional Health Care
                        Foundation)/(U.S. Bank, N.A. LOC)                                                        12,250,000
       6,640,000        Hopedale Village, IL (Series 1998), Weekly VRDNs (Hopedale Medical
                        Foundation)/(J.P. Morgan Chase Bank, N.A. LOC)                                           6,640,000
       7,000,000        Illinois Development Finance Authority (Series 1999), Weekly VRDNs (North
                        Shore Senior Center)/(J.P. Morgan Chase Bank, N.A. LOC)                                  7,000,000
       4,010,000        Illinois Development Finance Authority (Series 2002), Weekly VRDNs (BAPS,
                        Inc.)/(Comerica Bank - Texas LOC)                                                        4,010,000
       2,500,000        Illinois Development Finance Authority (Series 2002), Weekly VRDNs (St.
                        Ignatius College Prep.)/(J.P. Morgan Chase Bank, N.A. LOC)                               2,500,000
       1,000,000        Illinois Development Finance Authority (Series A), Weekly VRDNs (McCormick
                        Theological Seminary)/(Northern Trust Co., Chicago, IL LOC)                              1,000,000
       2,400,000        Illinois Development Finance Authority, IDB, Weekly VRDNs (Burpee Museum of
                        Natural History)/(J.P. Morgan Chase Bank, N.A. LOC)                                      2,400,000
      20,000,000        Illinois Development Finance Authority, IDB (Series 1996A), Weekly VRDNs
                        (Presbyterian Home Lake)/(FSA INS)/(Wachovia Bank N.A. LIQ)                              20,000,000
       1,900,000        Illinois Development Finance Authority, IDB (Series 1997), Weekly VRDNs (Ada
                        S. McKInley Community Services, Inc.)/(Harris Trust & Savings Bank, Chicago
                        LOC)                                                                                     1,900,000
       2,500,000        Illinois Finance Authority (Series 2004), Weekly VRDNs (Illinois Institute
                        of Technology)/
                        -----------------------------------------------------------------------------
                        (Harris Trust & Savings Bank, Chicago LOC)                                               2,500,000
      113,065,000       Illinois Health Facilities Authority (Series 1997B), Weekly VRDNs (Advocate
                        Health Care Network)/(Bank of America N.A., J.P. Morgan Chase Bank, N.A. and
                        Northern Trust Co., Chicago, IL LIQs)                                                   113,065,000
      14,650,000        Illinois Health Facilities Authority (Series 1998B), Weekly VRDNs
                        (Rush-Presbyterian St. Luke's Medical)/(MBIA Insurance Corp. INS)/(J.P.
                        Morgan Chase Bank, N.A. LIQ)                                                             14,650,000
      74,435,000        Illinois Health Facilities Authority (Series 1999B), Weekly VRDNs
                        (Resurrection Health Care Corp.)/(FSA INS)/(Lasalle Bank, N.A. LIQ)                      74,435,000
      37,000,000        Illinois Health Facilities Authority (Series 2001C), Weekly VRDNs (Edward
                        Hospital Obligated Group)/(FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ)                   37,000,000
      40,000,000        Illinois Health Facilities Authority, Revenue Bonds (Series 1985B), Weekly
                        VRDNs (OSF Health Care Systems)/(Bank of America N.A. LOC)                               40,000,000
       4,500,000        Illinois Health Facilities Authority, Revolving Fund Pooled Financing
                        Program (Series 1985F), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC)                  4,500,000
      147,900,000       Illinois State Weekly VRDNs (DePfa Bank PLC LIQ)                                        147,900,000
       5,485,000    (2) Illinois State, (PT-1760) Weekly VRDNs (MBIA Insurance Corp. INS)/(BNP
                        Paribas SA LIQ)                                                                          5,485,000
       5,880,000    (2) Illinois State, MERLOTS (Series 2002 A49), Weekly VRDNs (MBIA Insurance
                        Corp. INS)/(Wachovia Bank N.A. LIQ)                                                      5,880,000
      11,915,000        Lombard, IL, (Series 2000), Clover Creek Apartments Weekly VRDNs (TVO Clover
                        Creek, LLC)/(FNMA LOC)                                                                   11,915,000
       8,245,000    (2) Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2000VVV),
                        Weekly VRDNs (McCormick Place)/(FGIC INS)/(Wachovia Bank N.A. LIQ)                       8,245,000
       2,660,000    (2) Metropolitan Pier & Exposition Authority, IL, PUTTERs (Series 269), Weekly
                        VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)                      2,660,000
       6,000,000        Orland Hills, IL, (Series 1985 A), Weekly VRDNs (West Haven Properties
                        Partnership)/(Lasalle Bank, N.A. LOC)                                                    6,000,000
       4,935,000    (2) Regional Transportation Authority, IL (Series 2001-A73), Weekly VRDNs (MBIA
                        Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)                                            4,935,000
       8,890,000    (2) Regional Transportation Authority, IL, MERLOTS (Series 2002--A41), Weekly
                        VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)                                                8,890,000
      10,810,000    (2) Regional Transportation Authority, IL, MERLOTS (Series 2002-A23), Weekly
                        VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)                                10,810,000
       9,935,000    (2) Regional Transportation Authority, IL, MERLOTS (Series 2002-A24), Weekly
                        VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)                                9,935,000
       3,770,000    (2) Regional Transportation Authority, IL, MERLOTS (Series 2001-A86), Weekly
                        VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)                                                3,770,000
       6,255,000    (2)  University of Illinois, MERLOTS (Series 2001-A88), 2.11% TOBs (AMBAC
                        INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005                                6,255,000
                             TOTAL                                                                             1,231,915,000
                        Indiana--1.7%
      18,615,000    (2) ABN AMRO MuniTOPS Certificates Trust (Indiana Non-AMT)/(Series 2002-7),
                        Weekly VRDNs (Indianapolis, IN Local Public Improvement Bond Bank)/(MBIA
                        Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)                                   18,615,000
       4,260,000        Anderson, IN (Series 2000), Weekly VRDNs (United Faith Housing
                        Corp.)/(National City Bank, Ohio LOC)                                                    4,260,000
      10,000,000        Frankfort, IN EDA (Series 2004), Weekly VRDNs (Wesley Manor, Inc.)/(Key
                        Bank, N.A. LOC)                                                                          10,000,000
       7,915,000        Franklin, IN (Series 1999), Weekly VRDNs (Franklin United Methodist Home,
                        Inc.)/(Fifth Third Bank, Cincinnati LOC)                                                 7,915,000
      12,105,000    (2)  Indiana Bond Bank, MERLOT (Series 2001 - A119), 2.11% TOBs (Indiana State
                        Revolving Fund Program)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005             12,105,000
      12,000,000        Indiana Development Finance Authority (Series 2004), Weekly VRDNs
                        (Indianapolis Museum of Art, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)                    12,000,000
        615,000         Indiana Health Facility Financing Authority, Weekly VRDNs (Crossroads
                        Rehabilitation Center)/(J.P. Morgan Chase Bank, N.A. LOC)                                 615,000
       2,500,000        Indiana Health Facility Financing Authority (Series 2001B), Weekly VRDNs
                        (Bethesda Living Center)/(Lasalle Bank, N.A. LOC)                                        2,500,000
       8,105,000        Indiana Health Facility Financing Authority (Series 2003), Weekly VRDNs
                        (Dunn Memorial Hospital Board of Trustees)/(Fifth Third Bank, Cincinnati LOC)            8,105,000
      13,835,000        Indiana Health Facility Financing Authority (Series 2003), Weekly VRDNs
                        (Major Hospital Board of Trustees)/(J.P. Morgan Chase Bank, N.A. LOC)                    13,835,000
       5,000,000        Indiana Health Facility Financing Authority (Series 2004), Weekly VRDNs
                        (Riverview Hospital)/(National City Bank, Indiana LOC)                                   5,000,000
      10,570,000        Indiana State HFA, (Series D-1), 2.25% TOBs, Mandatory Tender 12/15/2005                 10,570,000
       5,270,000    (2) Indiana Transportation Finance Authority, ROCs (Series 2045), Weekly VRDNs
                        (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)                                  5,270,000
      36,470,000    (2) Indianapolis, IN Local Public Improvement Bond Bank, Class A Certificates
                        (Series 2002-193), Daily VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns
                        Cos., Inc. LIQ)                                                                          36,470,000
       7,430,000        Indianapolis, IN, (Series 2000), Marquette Manor Project, Weekly VRDNs
                        (Retirement Living, Inc.)/(Allied Irish Banks PLC LOC)                                   7,430,000
       2,845,000        Indianapolis, IN, EDRB (Series 2001), Weekly VRDNs (Indianapolis Electrical
                        Joint Apprenticeship and Training Committee)/(National City Bank, Ohio LOC)              2,845,000
       8,000,000        Lawrence, IN Economic Development Revenue Board (Series 2002), Weekly VRDNs
                        (Westminster Village North, Inc.)/(Fifth Third Bank, Cincinnati LOC)                     8,000,000
       1,855,000        Linton, IN (Series 1999), Weekly VRDNs (Franklin-Glenburn Home, Inc.)/(Fifth
                        Third Bank, Cincinnati LOC)                                                              1,855,000
       1,910,000        St. Joseph County, IN (Series 1998), Weekly VRDNs (South Bend Heritage
                        Foundation, Inc.)/(Key Bank, N.A. LOC)                                                   1,910,000
      10,120,000        St. Joseph County, IN, (Series 2000), Weekly VRDNs (South Bend Medical
                        Foundation)/
                        -----------------------------------------------------------------------------
                        (National City Bank, Indiana LOC)                                                        10,120,000
       4,000,000        Vigo County, IN EDA (Series 2001), Weekly VRDNs (Sisters of Providence of
                        Saint Mary's of the Woods)/(Allied Irish Banks PLC LOC)                                  4,000,000
       6,580,000    (2) Warren Township MSD, IN, MERLOTS (Series 2001 A-52), Weekly VRDNs (FGIC INS)/
                        -----------------------------------------------------------------------------
                        (Wachovia Bank N.A. LIQ)                                                                 6,580,000
       6,105,000        Winona Lake, IN (Series 1999A), Weekly VRDNs (Grace Village Retirement
                        Community)/
                        -----------------------------------------------------------------------------
                        (U.S. Bank, N.A. LOC)                                                                    6,105,000
                             TOTAL                                                                              196,105,000
                        Iowa--0.4%
      45,815,000        Iowa Finance Authority (Series 2000D), Weekly VRDNs (Trinity Healthcare
                        Credit Group)                                                                            45,815,000
                        Kentucky--0.3%
       7,500,000        Jefferson County, KY (Series 1997), Weekly VRDNs (Kosmos Cement Co.
                        Partnership)/
                        -----------------------------------------------------------------------------
                        (Wachovia Bank N.A. LOC)                                                                 7,500,000
       6,550,000        Kentucky Economic Development Finance Authority (Series 1999B), Weekly VRDNs
                        (Baptist Healthcare System)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase
                        Bank, N.A. LIQ)                                                                          6,550,000
       6,850,000    (2) Kentucky State Property & Buildings Commission, PUTTERs (Series 740), Weekly
                        VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)                      6,850,000
      11,721,500    (2) Kentucky Turnpike Authority, Floater Certificates (2001-567), Weekly VRDNs
                        (FSA INS)/
                        -----------------------------------------------------------------------------
                        (Morgan Stanley LIQ)                                                                     11,721,500
                             TOTAL                                                                               32,621,500
                        Louisiana--1.0%
      12,490,000    (2) ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT) (Series 2002-17),
                        Weekly VRDNs (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV,
                        Amsterdam LIQ)                                                                           12,490,000
      17,400,000        Calcasieu Parish, LA, IDB (Series 1999), Weekly VRDNs (PPG Industries, Inc.)             17,400,000
      22,000,000    (2) Jefferson Parish, LA Hospital Service District No. 1, PUTTERs (Series 522),
                        Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)/(J.P. Morgan Chase Bank, N.A. LOC)            22,000,000
       8,000,000        Louisiana Local Government Environmental Facilities Community Development
                        Authority (Series 2001), Weekly VRDNs (Jewish Federation of Greater New
                        Orleans)/(SunTrust Bank LOC)                                                             8,000,000
       3,000,000        Louisiana Local Government Environmental Facilities Community Development
                        Authority (Series 2004A), Weekly VRDNs (Provident Group-NSU Properties
                        LLC)/(Regions Bank, Alabama LOC)                                                         3,000,000
      20,600,000        Louisiana State Offshore Terminal Authority, (Series 2003A), Daily VRDNs
                        (Loop LLC)/
                        -----------------------------------------------------------------------------
                        (SunTrust Bank LOC)                                                                      20,600,000
      18,770,000        Louisiana State Offshore Terminal Authority (Series 2003B), Weekly VRDNs
                        (Loop LLC)/(J.P. Morgan Chase Bank, N.A. LOC)                                            18,770,000
       8,000,000        Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, Weekly
                        VRDNs (Loop LLC)/(SunTrust Bank LOC)                                                     8,000,000
       4,650,000        Louisiana State University and Agricultural and Mechanical College (Series
                        2000), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)                      4,650,000
                             TOTAL                                                                              114,910,000
                        Maine--0.1%
      10,670,000        Maine Health & Higher Educational Facilities Authority (Series 2000A),
                        Weekly VRDNs (Bates College)/(AMBAC INS)/(KBC Bank NV LIQ)                               10,670,000
                        Maryland--2.2%
      19,400,000    (2)  ABN AMRO MuniTOPS Certificates Trust (Maryland Non-AMT) (Series 2003-19),
                        1.86% TOBs (Baltimore, MD)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ),
                        Optional Tender 5/18/2005                                                                19,400,000
       2,400,000        Baltimore County, MD IDA, Variable Rate Demand Acquisition Program (Series
                        1986), Weekly VRDNs (Baltimore Capital Acquisition)/(Bayerische Landesbank
                        Girozentrale LOC)                                                                        2,400,000
       8,600,000        Baltimore County, MD, Weekly VRDNs (Calvert Hall College)/(Manufacturers &
                        Traders Trust Co., Buffalo, NY LOC)                                                      8,600,000
       2,000,000        Baltimore County, MD (Series 1999), Weekly VRDNs (Calvert Hall
                        College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)                            2,000,000
       3,900,000        Baltimore County, MD (Series 2001), Daily VRDNs (Garrison Forest School,
                        Inc.)/(SunTrust Bank LOC)                                                                3,900,000
       4,500,000        Calvert County, MD EDA (Series 2001), Weekly VRDNs (Asbury-Solomons,
                        Inc.)/(KBC Bank NV LOC)                                                                  4,500,000
       6,590,000        Carroll County, MD (Series 1999B), Weekly VRDNs (Fairhaven, Inc./Copper
                        Ridge, Inc.)/(Radian Asset Assurance INS)/(Branch Banking & Trust Co.,
                        Winston-Salem LIQ)                                                                       6,590,000
       9,300,000        Frederick County, MD (1997 Issue), Weekly VRDNs (Homewood at Frederick MD,
                        Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)                      9,300,000
       4,915,000        Howard County, MD (Series 1995), Weekly VRDNs (Bluffs at Clarys Forest
                        Apartments)/
                        -----------------------------------------------------------------------------
                        (Manufacturers & Traders Trust Co., Buffalo, NY LOC)                                     4,915,000
       1,975,000        Howard County, MD (Series 1999), Weekly VRDNs (Howard Development LP
                        Facility)/
                        -----------------------------------------------------------------------------
                        (Manufacturers & Traders Trust Co., Buffalo, NY LOC)                                     1,975,000
      19,470,000        Howard County, MD (Series 2002-A), Weekly VRDNs (Columbia Vantage House
                        Corp.)/
                        -----------------------------------------------------------------------------
                        (Lasalle Bank, N.A. LOC)                                                                 19,470,000
       3,000,000        Maryland Industrial Development Financing Authority (Series 2002A), Weekly
                        VRDNs (National Aquarium in Baltimore, Inc.)/(SunTrust Bank LOC)                         3,000,000
      19,000,000        Maryland State Community Development Administration (2004 Series J), 2.05%
                        TOBs 12/5/2005                                                                           19,000,000
      13,710,000    (2)  Maryland State Community Development Administration, (PT-123), 2.20% TOBs
                        (Svenska Handelsbanken, Stockholm LIQ), Optional Tender 11/17/2005                       13,710,000
       3,935,000        Maryland State Economic Development Corp. (1997 Issue), Weekly VRDNs
                        (Jenkins Memorial Nursing Home, Inc. Facility)/(Manufacturers & Traders
                        Trust Co., Buffalo, NY LOC)                                                              3,935,000
       6,300,000        Maryland State Economic Development Corp. (Series 2003), Weekly VRDNs (YMCA
                        of Central Maryland, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)               6,300,000
       7,000,000        Maryland State Economic Development Corp., (Series 2003), Maryland Science
                        Center, Weekly VRDNs (Maryland Academy of Sciences)/(Bank of America N.A.
                        LOC)                                                                                     7,000,000
       5,400,000        Maryland State Economic Development Corp. (Series A), Weekly VRDNs (The
                        ASSOCIATED: Jewish Community Federation of Baltimore, Inc.)/(Bank of America
                        N.A. LOC)                                                                                5,400,000
       1,780,000        Maryland State Health & Higher Educational Facilities Authority, Weekly
                        VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)             1,780,000
      20,900,000        Maryland State Health & Higher Educational Facilities Authority (Series
                        1985A), Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC)                                  20,900,000
       8,850,000        Maryland State Health & Higher Educational Facilities Authority (Series
                        1994), Weekly VRDNs (University Physicians, Inc.)/(Manufacturers & Traders
                        Trust Co., Buffalo, NY LOC)                                                              8,850,000
       1,735,000        Maryland State Health & Higher Educational Facilities Authority (Series
                        1998), Weekly VRDNs (Woodbourne Foundation, Inc.)/(Manufacturers & Traders
                        Trust Co., Buffalo, NY LOC)                                                              1,735,000
       5,700,000        Maryland State Health & Higher Educational Facilities Authority (Series
                        1999), Weekly VRDNs (Boys' Latin School)/(Manufacturers & Traders Trust Co.,
                        Buffalo, NY LOC)                                                                         5,700,000
       9,800,000        Maryland State Health & Higher Educational Facilities Authority (Series
                        1999), Weekly VRDNs (Landon School)/(SunTrust Bank LOC)                                  9,800,000
       5,765,000        Maryland State Health & Higher Educational Facilities Authority (Series
                        2001C), Weekly VRDNs (Collington Episcopal Life Care Community,
                        Inc.)/(Lasalle Bank, N.A. LOC)                                                           5,765,000
      13,995,000        Maryland State Health & Higher Educational Facilities Authority (Series
                        2003B), Weekly VRDNs (Adventist HealthCare, Inc.)/(Manufacturers & Traders
                        Trust Co., Buffalo, NY LOC)                                                              13,995,000
       7,000,000        Maryland State Health & Higher Educational Facilities Authority (Series
                        2004), Weekly VRDNs (Annapolis Life Care, Inc.)/(Citizens Bank of
                        Pennsylvania LOC)                                                                        7,000,000
       8,400,000        Maryland State Health & Higher Educational Facilities Authority (Series
                        1997), Weekly VRDNs (Augsburg Lutheran Home of MD, Inc.)/(Manufacturers &
                        Traders Trust Co., Buffalo, NY LOC)                                                      8,400,000
       2,675,000        Maryland State IDFA (1994 Issue), Weekly VRDNs (Baltimore International
                        Culinary College Foundation, Inc.)/(SunTrust Bank LOC)                                   2,675,000
      12,760,000        Montgomery County, MD EDA (Series 2002), Weekly VRDNs (Institute for Genomic
                        Research, Inc.)/(Bank of America N.A. LOC)                                               12,760,000
        943,000         Montgomery County, MD Housing Opportunities Commission (Series 1998 Issue
                        I), Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust
                        Co., Buffalo, NY LOC)                                                                     943,000
       2,460,000        Prince Georges County, MD (1997 Issue), Weekly VRDNs (Mona Branch Avenue
                        Ltd. Partnership)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)                   2,460,000
       2,330,000        Washington County, MD (Series 2000), Weekly VRDNs (YMCA of Hagerstown, Inc.)/
                        -----------------------------------------------------------------------------
                        (Manufacturers & Traders Trust Co., Buffalo, NY LOC)                                     2,330,000
       1,080,000        Westminster, MD EDRB (Series 2004C), Daily VRDNs (Carroll Lutheran Village,
                        Inc.)/
                        -----------------------------------------------------------------------------
                        (Citizens Bank of Pennsylvania LOC)                                                      1,080,000
                             TOTAL                                                                              247,568,000
                        Massachusetts--5.0%
      10,873,000        Amesbury, MA, 3.10% BANs, 11/29/2005                                                     10,922,745
      10,000,000        Bridgewater-Raynham, MA Regional School District, 3.50% BANs, 1/26/2006                  10,086,770
      20,026,517        Canton, MA, 3.00% BANs, 6/3/2005                                                         20,051,645
       6,280,073    (2) Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT), (Series
                        1997-2), Weekly VRDNs (Massachusetts State Lottery Commission)/(AMBAC
                        INS)/(State Street Bank and Trust Co. LIQ)                                               6,280,073
      11,748,000    (2)  Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT) (Series
                        2000-2), 2.12% TOBs (Massachusetts Turnpike Authority)/(MBIA Insurance Corp.
                        INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 8/11/2005                    11,748,000
      122,050,000       Commonwealth of Massachusetts (2005 Series A), Weekly VRDNs (Citibank N.A.,
                        New York LIQ)                                                                           122,050,000
       4,000,000        Dennis-Yarmouth, MA Regional School District, 3.00% BANs, 11/15/2005                     4,023,418
      35,000,000        Dover-Sherborn, MA Regional School District, 3.00% BANs, 11/10/2005                      35,199,673
      22,825,000        Framingham, MA, 3.125% BANs, 11/1/2005                                                   22,923,395
      21,998,000        Framingham, MA, 3.25% BANs, 11/1/2005                                                    22,107,534
       8,435,000        Haverhill, MA, 3.75% BANs (Commonwealth of Massachusetts GTD), 3/30/2006                 8,517,641
      17,500,000        King Philip, MA Regional School District, 3.00% BANs, 12/15/2005                         17,586,578
       9,975,000        Massachusetts Development Finance Agency, Weekly VRDNs (Chestnut Hill
                        School)/
                        -----------------------------------------------------------------------------
                        (Citizens Bank of Massachusetts LOC)                                                     9,975,000
      22,500,000        Massachusetts Development Finance Agency (Series 2000), Weekly VRDNs (Draper
                        Laboratory)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)                22,500,000
       6,200,000        Massachusetts Development Finance Agency (Series 2000), Weekly VRDNs (Marine
                        Biological Laboratory)/(Allied Irish Banks PLC LOC)                                      6,200,000
      15,000,000        Massachusetts Development Finance Agency (Series 2002), Weekly VRDNs (Gordon
                        College)/(Citizens Bank of Massachusetts LOC)                                            15,000,000
      12,500,000        Massachusetts Development Finance Agency (Series R3), Weekly VRDNs (Boston
                        University)/(XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ)                12,500,000
      15,170,000        Massachusetts HEFA (Series 2004F), Weekly VRDNs (Winchester Hospital)/(Fleet
                        National Bank LOC)                                                                       15,170,000
       2,450,000    (2) Massachusetts Municipal Wholesale Electric Co., Floater Certificates (Series
                        2001-674), Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ)                  2,450,000
       1,627,500    (2) Massachusetts Turnpike Authority, Floater Certificates (Series 2000-335),
                        Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ)                                            1,627,500
      19,675,000        Massachusetts Water Resources Authority (Series 1998D), Weekly VRDNs (FGIC
                        INS)/
                        -----------------------------------------------------------------------------
                        (FGIC Securities Purchase, Inc. LIQ)                                                     19,675,000
      30,925,000        Massachusetts Water Resources Authority (Series 2000C), Weekly VRDNs (FGIC
                        INS)/
                        -----------------------------------------------------------------------------
                        (FGIC Securities Purchase, Inc. LIQ)                                                     30,925,000
      23,250,000    (2) Massachusetts Water Resources Authority, Class A Certificates (Series
                        2002-208), Daily VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ)                           23,250,000
      30,000,000        Pembroke, MA, 3.00% BANs, 8/4/2005                                                       30,108,363
      14,000,000        Route 3 North Transportation Improvements Association, MA (Series 2002B),
                        Weekly VRDNs (Ambac Financial Group, Inc. and Dexia Bank, Belgium LOCs)                  14,000,000
      12,021,695        Shirley, MA, 3.625% BANs, 2/8/2006                                                       12,105,274
       7,333,000        Springfield, MA, 3.00% BANs (Commonwealth of Massachusetts GTD), 7/8/2005                7,349,503
      25,650,000        Tewksbury, MA, 3.30% BANs, 2/17/2006                                                     25,830,007
      13,000,000        Woburn, MA, 3.50% BANs, 10/7/2005                                                        13,055,587
      12,450,000        Woburn, MA, 3.75% BANs, 10/7/2005                                                        12,518,849
                             TOTAL                                                                              565,737,555
                        Michigan--3.4%
      14,119,000    (2) ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT) (Series 1998-11),
                        Weekly VRDNs (DeWitt, MI Public Schools)/(FSA INS)/(ABN AMRO Bank NV,
                        Amsterdam LIQ)                                                                           14,119,000
       2,680,000    (2) Allen Park, MI Public School District, ROCs (Series 4007), Weekly VRDNs
                        (Michigan State GTD)/(Citigroup Global Markets Holdings, Inc. LIQ)                       2,680,000
       8,840,000    (2)  Detroit, MI City School District, (PA-997R), 1.35% TOBs (FSA INS)/(Merrill
                        Lynch & Co., Inc. LIQ), Optional Tender 9/8/2005                                         8,840,000
       4,825,000    (2) Detroit, MI City School District, (PT-1844) Weekly VRDNs (FGIC INS)/(Merrill
                        Lynch & Co., Inc. LIQ)                                                                   4,825,000
      14,380,000    (2)  Detroit, MI City School District, MERLOTS (Series 2000 A8), 2.11% TOBs
                        (FGIC INS)/
                        -----------------------------------------------------------------------------
                        (Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005                                     14,380,000
       1,500,000    (2) Detroit, MI City School District, ROCs (Series 4004), Weekly VRDNs (FGIC
                        INS)/(Citigroup Global Markets Holdings, Inc. LIQ)                                       1,500,000
       3,620,000    (2) Detroit, MI City School District, Variable Certificates (Series 2002H),
                        Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)                                        3,620,000
       7,970,000    (2) Detroit, MI Sewage Disposal System, MERLOTS (Series 2001-A103), Weekly VRDNs
                        (FGIC INS)/(Wachovia Bank N.A. LIQ)                                                      7,970,000
      14,125,000    (2) Detroit, MI Sewage Disposal System, MERLOTS (Series 2000-I), Weekly VRDNs
                        (FGIC INS)/
                        -----------------------------------------------------------------------------
                        (Wachovia Bank N.A. LIQ)                                                                 14,125,000
       4,260,000    (2) Detroit, MI Sewage Disposal System, Variable Certificates (Series 2002G),
                        Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ)                                       4,260,000
      10,000,000    (2) Detroit, MI Water Supply System, MERLOTS (Series 2000 D), Weekly VRDNs (FGIC
                        INS)/
                        -----------------------------------------------------------------------------
                        (Wachovia Bank N.A. LIQ)                                                                 10,000,000
       3,595,000    (2) Detroit, MI Water Supply System, PUTTERs (Series 783), Weekly VRDNs (FGIC
                        INS)/(J.P. Morgan Chase Bank, N.A. LIQ)                                                  3,595,000
       2,640,000    (2) Forest Hills, MI Public School, (PT-1762), Weekly VRDNs (FGIC INS)/(Merrill
                        Lynch & Co., Inc. LIQ)                                                                   2,640,000
       1,160,000        Garden City, MI HFA (Series 1996A), Weekly VRDNs (Garden City Hospital,
                        Osteopathic)/
                        -----------------------------------------------------------------------------
                        (National City Bank, Michigan/Illinois LOC)                                              1,160,000
       8,360,000    (2) Grand Rapids & Kent County, MI Joint Building Authority (Series 2001-J.P.
                        MC7), Weekly VRDNs (Kent County, MI)/(J.P. Morgan Chase & Co. LIQ)                       8,360,000
       5,000,000        Grand Rapids, MI EDR (Series 1983 - Project #1), Weekly VRDNs (Amway Hotel
                        Corp.)/(Fifth Third Bank, Michigan LOC)                                                  5,000,000
       2,100,000        Grand Rapids, MI EDR (Series 1983-B), Weekly VRDNs (Amway Grand Plaza Hotel
                        Facilities)/(Fifth Third Bank, Michigan LOC)                                             2,100,000
        885,000         Grand Rapids, MI Economic Development Corp. (Series 1991-B), Weekly VRDNs
                        (Amway Hotel Corp.)/(Standard Federal Bank, N.A. LOC)                                     885,000
      10,375,000        Grand Rapids, MI Economic Development Corp. (Series 2000), Weekly VRDNs
                        (Holland Home Obligated Group)/(Fifth Third Bank, Michigan LOC)                          10,375,000
       4,700,000        Grand Valley, MI State University (Series 2003), Weekly VRDNs (XL Capital
                        Assurance Inc. INS)/(Fifth Third Bank, Cincinnati LOC)                                   4,700,000
       6,395,000        Huron County, MI Economic Development Corp. (Series 2001), Weekly VRDNs
                        (Scheurer Hospital)/(Comerica Bank LOC)                                                  6,395,000
       9,815,000    (2)  Huron Valley, MI School District, MERLOTS (Series 2001-A120), 2.11% TOBs
                        (Michigan State GTD)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005                9,815,000
       2,415,000        Ingham County, MI Economic Development Corp. (Series 1995), Weekly VRDNs
                        (Martin Luther Memorial Home, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)                   2,415,000
       4,500,000        Jackson County, MI Hospital Finance Authority (Series 2005A), Weekly VRDNs
                        (W.A.Foote Memorial Hospital)/(Bank of Nova Scotia, Toronto LOC)                         4,500,000
       8,995,000    (2) Kent County, MI (Series 1998-118), Weekly VRDNs (Kent County International
                        Airport)/(Kent County, MI GTD)/(Morgan Stanley LIQ)                                      8,995,000
      10,000,000        Kentwood, MI Public Economic Development Corp., Weekly VRDNs (Holland Home
                        Obligated Group)/(Lasalle Bank, N.A. LOC)                                                10,000,000
        240,000         Michigan Higher Education Facilities Authority (Series 1997), Weekly VRDNs
                        (Davenport College of Business)/(Fifth Third Bank, Michigan LOC)                          240,000
      13,000,000        Michigan Higher Education Facilities Authority (Series 2004), Weekly VRDNs
                        (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC)                            13,000,000
       6,800,000        Michigan State Building Authority (Series 3), 2.68% CP (Bank of New York
                        LOC), Mandatory Tender 7/21/2005                                                         6,800,000
       9,985,000    (2) Michigan State Hospital Finance Authority (PT-732), Weekly VRDNs (Ascension
                        Health Credit Group)/(MBIA Insurance Corp. INS)/(Svenska Handelsbanken,
                        Stockholm LIQ)                                                                           9,985,000
       5,000,000        Michigan State Hospital Finance Authority (Series 1999 A), Weekly VRDNs
                        (Covenant Retirement Communities, Inc.)/(Lasalle Bank, N.A. LOC)                         5,000,000
       5,785,000        Michigan State Hospital Finance Authority (Series 2000), Weekly VRDNs
                        (Oaklawn Hospital, MI)/(Standard Federal Bank, N.A. LOC)                                 5,785,000
      16,800,000        Michigan State Hospital Finance Authority, (Series 2000E), Weekly VRDNs
                        (Trinity Healthcare Credit Group)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A.
                        LIQ)                                                                                     16,800,000
       5,000,000        Michigan State Hospital Finance Authority (Series B), Weekly VRDNs (Standard
                        Federal Bank, N.A. LOC)                                                                  5,000,000
      18,150,000    (2) Michigan State Hospital Finance Authority, MERLOTS (Series 1997A), Weekly
                        VRDNs (Detroit Medical Center Obligated Group)/(AMBAC INS)/(Wachovia Bank
                        N.A. LIQ)                                                                                18,150,000
       9,975,000        Michigan State Housing Development Authority (Series 2002A), Weekly VRDNs
                        (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC)                       9,975,000
       5,425,000        Michigan State Strategic Fund (Series 1999), Weekly VRDNs (Pierce
                        Foundation)/(Standard Federal Bank, N.A. LOC)                                            5,425,000
       4,425,000    (2) Michigan State, (PT-2021) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)                   4,425,000
      100,000,000       Michigan State (Series A), 3.50% TRANs, 9/30/2005                                       100,614,333
       2,135,000    (2) Rockford, MI Public Schools, Floater Certificates (Series 2002-589), Weekly
                        VRDNs (Michigan State GTD)/(Morgan Stanley LIQ)                                          2,135,000
      12,395,000    (2) Wayne Westland Community Schools, MI, Floater Certificates (Series 1998-67),
                        Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)                                             12,395,000
       2,925,000    (2) Wyandotte, MI City School District, (PT-1790), Weekly VRDNs (Michigan State
                        GTD)/(Merrill Lynch & Co., Inc. LIQ)                                                     2,925,000
                             TOTAL                                                                              385,908,333
                        Minnesota--2.3%
      13,000,000    (2) ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT) (Series 2000-8),
                        Weekly VRDNs (Minneapolis/St. Paul, MN Metropolitan Airports
                        Commission)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)                                 13,000,000
       2,575,000        Apple Valley, MN, IDRB (Series 1995), Weekly VRDNs (AV Development
                        Co.)/(U.S. Bank, N.A. LOC)                                                               2,575,000
       7,300,000        Center City, MN (Series 2000), Weekly VRDNs (Hazelden Foundation)/(Allied
                        Irish Banks PLC LOC)                                                                     7,300,000
       2,900,000        Center City, MN (Series 2002), Weekly VRDNs (Hazelden Foundation)/(Allied
                        Irish Banks PLC LOC)                                                                     2,900,000
       4,550,000        Cohasset, MN (Series 2000), Weekly VRDNs (Minnesota Power, Inc.)/(Lasalle
                        Bank, N.A. LOC)                                                                          4,550,000
       2,210,000        Eden Valley, MN ISD No. 463, 3.00% TRANs (Minnesota State GTD), 8/29/2005                2,219,255
       2,850,000        Glencoe-Silverlake, MN ISD No. 2859, 3.00% TRANs (Minnesota State GTD),
                        8/29/2005                                                                                2,861,935
       1,670,000        Mahtomedi, MN ISD No. 832, 3.00% TRANs (Minnesota State GTD), 8/29/2005                  1,676,994
       4,820,000        Mendota Heights, MN (Series 1999), Weekly VRDNs (St. Thomas Academy)/(Allied
                        Irish Banks PLC LOC)                                                                     4,820,000
       2,600,000        Minneapolis, MN (Series 1994), Weekly VRDNs (Minnehaha/Lake Partners)/(U.S.
                        Bank, N.A. LOC)                                                                          2,600,000
      10,000,000        Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988),
                        Weekly VRDNs (Symphony Place)/(FHLMC LOC)                                                10,000,000
      27,965,000        Minneapolis/St. Paul, MN Housing Finance Board, City Living Home Programs
                        (Series B-1), 3.08% TOBs (AIG Funding, Inc.), Mandatory Tender 5/2/2005                  27,965,000
       6,000,000    (2) Minneapolis/St. Paul, MN Metropolitan Airports Commission, MERLOT (Series
                        2000ZZ), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)                                6,000,000
       5,000,000    (2) Minneapolis/St. Paul, MN Metropolitan Airports Commission, SGA 127 (Series
                        2001), Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)                             5,000,000
       7,370,000        Minnesota Agricultural and Economic Development Board (Series 1996), Weekly
                        VRDNs (Evangelical Lutheran Good Samaritan Society)/(Allied Irish Banks PLC
                        LOC)                                                                                     7,370,000
       2,000,000    (2) Minnesota Public Facilities Authority, (PT-1175) Weekly VRDNs (Merrill Lynch
                        & Co., Inc. LIQ)                                                                         2,000,000
       9,000,000        Minnesota State Higher Education Facility Authority (Series Five-C), Weekly
                        VRDNs (University of St. Thomas)/(Allied Irish Banks PLC LOC)                            9,000,000
       7,195,000        Minnesota State Higher Education Facility Authority (Series Five-L), Weekly
                        VRDNs (University of St. Thomas)/(Allied Irish Banks PLC LOC)                            7,195,000
       4,785,000        Minnesota State Higher Education Facility Authority (Series Five-S), Weekly
                        VRDNs (William Mitchell College of Law)/(U.S. Bank, N.A. LOC)                            4,785,000
       3,250,000        Minnesota State Higher Education Facility Authority (Series Five-V), Weekly
                        VRDNs (Bethel College and Seminary)/(Allied Irish Banks PLC LOC)                         3,250,000
       5,750,000        Minnesota State Higher Education Facility Authority (Series Four-S), Weekly
                        VRDNs (Bethel College and Seminary)/(Allied Irish Banks PLC LOC)                         5,750,000
       5,995,000    (2) Minnesota State, (PT-399) Weekly VRDNs (DePfa Bank PLC LIQ)                              5,995,000
      14,810,000    (2) Minnesota State, (PT-400) Weekly VRDNs (DePfa Bank PLC LIQ)                              14,810,000
       3,500,000    (2) Minnesota State, Floater Certificates (Series 2001-719), Weekly VRDNs
                        (Morgan Stanley LIQ)                                                                     3,500,000
       2,655,000        New Hope, MN (Series 2003A), Weekly VRDNs (Broadway Lanel)/(FNMA LOC)                    2,655,000
       3,275,000        New London-Spicer, MN ISD No. 345, 3.00% TRANs (Minnesota State GTD),
                        8/29/2005                                                                                3,288,715
      14,600,000        North St. Paul-Maplewood, MN School District 622, 3.00% TANs (Minnesota
                        State GTD), 8/12/2005                                                                    14,656,602
       6,880,000        Olmsted County, MN, (Series 2002), Weekly VRDNs (Madonna Meadows of
                        Rochester)/(Lasalle Bank, N.A. LOC)                                                      6,880,000
       4,560,000        Plymouth, MN (Series 2003), Weekly VRDNs (Parkside Apartments)/(FNMA LOC)                4,560,000
       3,575,000        Robbinsdale, MN, (Series 2004C), Weekly VRDNs (Copperfield Hill)/(Lasalle
                        Bank, N.A. LOC)                                                                          3,575,000
       5,000,000    (2) Rochester, MN Health Care Facility Authority (Series 1998-177), Weekly VRDNs
                        (Mayo Foundation)/(Morgan Stanley LIQ)                                                   5,000,000
      18,000,000        Seaway Port Authority of Duluth, MN (Series of 2000), Weekly VRDNs (St.
                        Lawrence Cement Inc.)/(Wachovia Bank N.A. LOC)                                           18,000,000
       6,555,000        Shakopee, MN Hospital Finance Authority, Weekly VRDNs (St. Francis Regional
                        Medical Center)/(Wells Fargo Bank Minnesota N.A. LOC)                                    6,555,000
      10,000,000        Southern Minnesota Municipal Power Agency, 2.35% CP, Mandatory Tender
                        5/11/2005                                                                                10,000,000
       5,165,000    (2) Southern Minnesota Municipal Power Agency, PUTTERs (Series 303), Weekly
                        VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)                                          5,165,000
       7,515,000        Spring Lake Park, MN, ISD No. 16, 2.75% TRANs (Minnesota State GTD),
                        9/26/2005                                                                                7,545,446
       5,565,000        St. Louis Park, MN (Series 2003), Weekly VRDNs (Westwind Apartments)/(FNMA
                        LOC)                                                                                     5,565,000
       4,100,000        St. Paul, MN Port Authority (Series 1991), Weekly VRDNs (West Gate
                        Office)/(U.S. Bank, N.A. LOC)                                                            4,100,000
        590,000         University of Minnesota (Series 1999A), Weekly VRDNs                                      590,000
       3,165,000    (2) University of Minnesota, Floater Certificates (Series 2001-648), Weekly
                        VRDNs (Morgan Stanley LIQ)                                                               3,165,000
                             TOTAL                                                                              258,423,947
                        Mississippi--0.1%
       9,335,000        Mississippi Business Finance Corp. (Series A), Weekly VRDNs (Mississippi
                        College)/
                        -----------------------------------------------------------------------------
                        (Amsouth Bank N.A., Birmingham, AL LOC)                                                  9,335,000
                        Missouri--2.7%
       4,450,000        Kansas City, MO IDA (Series 2001A), Weekly VRDNs (Bethesda Living
                        Center)/(Lasalle Bank, N.A. LOC)                                                         4,450,000
      30,015,000        Kansas City, MO IDA (Series 2005A), Weekly VRDNs (Kansas City, MO)/(AMBAC
                        INS)/
                        -----------------------------------------------------------------------------
                        (DePfa Bank PLC LIQ)                                                                     30,015,000
      29,985,000        Kansas City, MO IDA (Series 2005B), Weekly VRDNs (Kansas City, MO)/(AMBAC
                        INS)/
                        -----------------------------------------------------------------------------
                        (DePfa Bank PLC LIQ)                                                                     29,985,000
      74,435,000        Kansas City, MO IDA (Series 2005C), Weekly VRDNs (Kansas City, MO)/(AMBAC
                        INS)/
                        -----------------------------------------------------------------------------
                        (Dexia Bank, Belgium LOC)                                                                74,435,000
      15,590,000        Missouri State HEFA (Series 1985B), Weekly VRDNs (Barnes Hospital)/(J.P.
                        Morgan Chase Bank, N.A. LOC)                                                             15,590,000
      94,350,000        Missouri State HEFA (Series 2000), Weekly VRDNs (Stowers Institute for
                        Medical Research)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A.
                        LIQ)                                                                                     94,350,000
      13,060,000        Missouri State HEFA (Series 2002), Daily VRDNs (Cox Health Systems)/(AMBAC
                        INS)/(Bank of Nova Scotia, Toronto LIQ)                                                  13,060,000
      20,000,000        Missouri State HEFA (Series 2002), Weekly VRDNs (Stowers Institute for
                        Medical Research)/(MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ)                        20,000,000
      17,000,000    (2) University of Missouri, Capital Project Notes (Series 2004 FR/RI-L44),
                        Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)                                        17,000,000
                             TOTAL                                                                              298,885,000
                        Multi State--1.9%
      46,435,494    (2) ABN AMRO Chicago Corp., (Series 1997-1), LeaseTOPS Trust Weekly VRDNs
                        (Lasalle Bank, N.A. LIQ)/(Lasalle Bank, N.A. LOC)                                        46,435,494
      30,000,000    (2) Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT) (Series 2003-05),
                        Weekly VRDNs (FGIC, Financial Security Assurance, Inc., MBIA Insurance Corp.
                        INS) and State Street Bank and Trust Co. LIQs)                                           30,000,000
      15,000,000    (2) Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT) (Series 2003-13),
                        Weekly VRDNs (FGIC, FSA INS) and State Street Bank and Trust Co. LIQs)                   15,000,000
      39,409,000    (2) Clipper Tax-Exempt Certificates Trust (Non-AMT Multistate) (Series 1998-2),
                        Weekly VRDNs (State Street Bank and Trust Co. LIQ)                                       39,409,000
       3,485,000        Dallas County, AL Housing Development Corp., (Series 1999), Jim Manor Garden
                        Homes, Weekly VRDNs (Dallas County, AL )/(Wachovia Bank N.A. LOC)                        3,485,000
       3,634,923    (2) Koch Floating Rate Trust (Multistate Non-AMT) (Series 1999-2), Weekly VRDNs
                        (AMBAC INS)/(State Street Bank and Trust Co. LIQ)                                        3,634,923
       6,386,661    (2) Koch Floating Rate Trust (Multistate Non-AMT) (Series 2000-1), Weekly VRDNs
                        (AMBAC INS)/(State Street Bank and Trust Co. LIQ)                                        6,386,661
      29,422,399    (2) Koch Floating Rate Trust (Multistate Non-AMT) (Series 2001-1), Weekly VRDNs
                        (AMBAC INS)/(State Street Bank and Trust Co. LIQ)                                        29,422,399
       2,721,595    (2) Koch Floating Rate Trust (Multistate Non-AMT) (Series 2002-1), Weekly VRDNs
                        (AMBAC INS)/(State Street Bank and Trust Co. LIQ)                                        2,721,595
       6,000,000        Missouri-Illinois Metropolitan District Bi-State Development Agency (Series
                        2002A), Weekly VRDNs (Metrolink Cross County Extension)/(FSA INS)/(WestLB AG
                        (Guaranteed) LIQ)                                                                        6,000,000
      30,105,000    (2) TICs/TOCs MuniMae Trust (Series 2002-1M), Weekly VRDNs (MBIA Insurance Corp.
                        INS)/(Bayerische Landesbank Girozentrale and Landesbank Baden-Wuerttemberg
                        LIQs)                                                                                    30,105,000
                             TOTAL                                                                              212,600,072
                        Nevada--0.3%
       7,500,000    (2) ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) (Series 1998-1),
                        Weekly VRDNs (Nevada State)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV,
                        Amsterdam LIQ)                                                                           7,500,000
      23,000,000        Clark County, NV Airport System (Series 1993A), Weekly VRDNs (MBIA Insurance
                        Corp. INS)/(Dexia Credit Local and J.P. Morgan Chase Bank, N.A. LIQs)                    23,000,000
       5,500,000        Henderson, NV Public Improvement Trust (Series 1995B), Weekly VRDNs (Lincoln
                        Pueblo Verde LP)/(Credit Suisse First Boston LOC)                                        5,500,000
                             TOTAL                                                                               36,000,000
                        New Hampshire--0.2%
      17,635,000        New Hampshire Health and Education Facilities Authority (Series 2002B),
                        Weekly VRDNs (Catholic Medical Center)/(Citizens Bank of Massachusetts LOC)              17,635,000
       8,950,000        New Hampshire Higher Educational & Health Facilities Authority (Series
                        1997B), Weekly VRDNs (RiverWoods at Exeter)/(Lasalle Bank, N.A. LOC)                     8,950,000
                             TOTAL                                                                               26,585,000
                        New Jersey--3.4%
       5,000,000        Carlstadt, NJ, 3.375% BANs, 2/3/2006                                                     5,037,194
       5,260,750        Collingswood, NJ, 3.50% BANs, 3/10/2006                                                  5,302,503
      11,860,000    (2) Delaware River Port Authority, PUTTERs (Series 144), Weekly VRDNs (FSA
                        INS)/(J.P. Morgan Chase Bank, N.A. LIQ)                                                  11,860,000
      19,000,000        East Brunswick Township, NJ, 3.25% BANs, 2/24/2006                                       19,122,007
       7,362,500        Ewing Township, NJ, 3.25% BANs, 1/25/2006                                                7,410,195
       5,250,000        Fort Lee, NJ, 2.75% BANs, 7/29/2005                                                      5,265,121
       5,000,000        Haddon Township, NJ, 3.70% BANs, 4/21/2006                                               5,042,551
       5,654,395        Hightstown Borough, NJ, 3.375% BANs, 2/10/2006                                           5,696,427
       3,110,000        Mahwah Township, NJ, 3.00% BANs, 10/21/2005                                              3,125,902
       6,000,000        Montclair Township, NJ, 3.25% BANs, 2/17/2006                                            6,037,586
       4,000,000        Morristown, NJ, 3.75% TANs, 2/13/2006                                                    4,028,198
      18,100,000        New Jersey EDA (Series 1998), Daily VRDNs (Mount Olive Industrial Realty Co.
                        LLC)/(Bank of New York LOC)                                                              18,100,000
       1,830,000        New Jersey EDA (Series 1998A), Weekly VRDNs (Jewish Home at
                        Rockleigh)/(Allied Irish Banks PLC LOC)                                                  1,830,000
       7,880,000        New Jersey Health Care Facilities Financing Authority, Weekly VRDNs (St.
                        Peter's University Hospital)/(Fleet National Bank LOC)                                   7,880,000
       5,295,000    (2) New Jersey State Transportation Trust Fund Authority, Floater Certificates
                        (Series 1998-54), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)                            5,295,000
      24,690,000    (2) New Jersey State Transportation Trust Fund Authority, Floater Certificates
                        (Series 2002-775D), Weekly VRDNs (Ambac Financial Group, Inc., FSA INS) and
                        Morgan Stanley LIQs)                                                                     24,690,000
      21,605,000    (2) New Jersey State Transportation Trust Fund Authority, PUTTERs (Series 241),
                        Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ)                                     21,605,000
      40,000,000    (2) New Jersey State Transportation Trust Fund Authority, PUTTERs (Series 823),
                        Weekly VRDNs (United States Treasury COL)/(MBIA Insurance Corp. INS)/(J.P.
                        Morgan Chase Bank, N.A. LIQ)                                                             40,000,000
      105,000,000   (2) New Jersey State (Series 2004 FR/RI-L55J), Weekly VRDNs (Lehman Brothers
                        Holdings, Inc. LIQ)                                                                     105,000,000
      60,000,000    (2) New Jersey State (Series 2004 FR/RI-L56J), Weekly VRDNs (Lehman Brothers
                        Holdings, Inc. LIQ)                                                                      60,000,000
      14,370,000        Ocean City, NJ, 3.00% BANs, 10/28/2005                                                   14,446,461
       7,761,430        Tewksbury Township, NJ, 3.25% BANs, 1/13/2006                                            7,812,008
                             TOTAL                                                                              384,586,153
                        New Mexico--0.3%
      32,250,000    (2) New Mexico State (Series 2004 FR/RI-L38), Weekly VRDNs (Lehman Brothers
                        Holdings, Inc. LIQ)                                                                      32,250,000
                        New York--12.1%
      12,000,000    (2) ABN AMRO MuniTOPS Certificates Trust (New York Non-AMT) (Series 1999-2),
                        Weekly VRDNs (Metropolitan Transportation Authority, NY)/(FSA INS)/(ABN AMRO
                        Bank NV, Amsterdam LIQ)                                                                  12,000,000
       4,500,000        Albany, NY IDA, (Series 2001A: Empire Commons East), Weekly VRDNs
                        (University at Albany Foundation Student Housing Corp.)/(AMBAC INS)/(Key
                        Bank, N.A. LIQ)                                                                          4,500,000
       2,500,000        Brookhaven-Comsewogue Union Free School District, NY, 2.75% BANs, 7/20/2005              2,506,197
       4,000,000        Brookhaven-Comsewogue Union Free School District, NY, 2.75% TANs, 6/30/2005              4,007,437
      19,018,323        Clinton County, NY, 2.75% BANs, 7/21/2005                                                19,066,061
       2,000,000        Connetquot, NY Central School District, 3.00% TANs, 6/30/2005                            2,004,693
       2,500,000        Deer Park Union Free School District, NY, 2.75% TANs, 6/30/2005                          2,504,813
      17,500,000        East Islip, NY Union Free School District, 3.00% TANs, 6/29/2005                         17,536,138
       3,000,000        Harborfields, NY Central School District, 3.00% TANs, 6/29/2005                          3,006,921
       6,000,000        Irvington, NY Union Free School District, 2.75% TANs, 6/24/2005                          6,009,161
       2,144,920        Liverpool, NY Central School District, 2.75% BANs, 7/8/2005                              2,149,044
      15,500,000        Liverpool, NY Central School District, 2.75% RANs, 7/8/2005                              15,529,801
      10,000,000        Long Island Power Authority, NY (Series 1A), Weekly VRDNs (Bayerische
                        Landesbank Girozentrale and Landesbank Baden-Wuerttemberg LOCs)                          10,000,000
      31,665,000        Long Island Power Authority, NY (Series 3A), Weekly VRDNs (J.P. Morgan Chase
                        Bank, N.A. and Landesbank Baden-Wuerttemberg LOCs)                                       31,665,000
       6,120,000        Metropolitan Transportation Authority, NY (Series 2002D-2), Weekly VRDNs
                        (FSA INS)/
                        -----------------------------------------------------------------------------
                        (Dexia Credit Local LIQ)                                                                 6,120,000
      60,000,000        Metropolitan Transportation Authority, NY (Series 2004A-1), Weekly VRDNs
                        (CDC IXIS Financial Guaranty N.A. INS)/(DePfa Bank PLC LIQ)                              60,000,000
      11,445,000        Metropolitan Transportation Authority, NY, Dedicated Tax Fund (Series
                        2004D-1), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)                              11,445,000
      50,000,000        Metropolitan Transportation Authority, NY, Dedicated Tax Fund (Series
                        2004D-2), Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)                              50,000,000
      20,600,000        Metropolitan Transportation Authority, NY, Dedicated Tax Fund (Series
                        2005A), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Citibank N.A., New
                        York LIQ)                                                                                20,600,000
      21,100,000    (2) Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C), Weekly
                        VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)                                                21,100,000
       7,880,230        Middletown, NY, 2.75% BANs, 7/15/2005                                                    7,898,543
      72,700,000        New York City, NY Housing Development Corp., (Series 2003A), 2 Gold Street,
                        Weekly VRDNs (2 Gold LLC)/(Fleet National Bank LOC)                                      72,700,000
      10,000,000        New York City, NY Housing Development Corp. (Series 2004A), Weekly VRDNs
                        (B.C.R.E.-90 West Street LLC)/(HSBC Bank USA LOC)                                        10,000,000
      70,000,000        New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A), Weekly VRDNs
                        (One Bryant Park LLC)/(Bayerische Landesbank Girozentrale INV)/(Bank of
                        America N.A. and Bank of New York LOCs)                                                  70,000,000
       3,400,000        New York City, NY IDA, Liberty Revenue Bonds (Series 2004 B), Daily VRDNs
                        (One Bryant Park LLC)/(Bayerische Landesbank Girozentrale INV)/(Bank of
                        America N.A. and Bank of New York LOCs)                                                  3,400,000
      17,000,000        New York City, NY IDA, Liberty Revenue Bonds (Series 2004), Weekly VRDNs (FC
                        Hanson Office Associates, LLC)/(Lloyds TSB Bank PLC, London LOC)                         17,000,000
       5,300,000        New York City, NY Transitional Finance Authority (Subseries 1999A-1), Weekly
                        VRDNs (J.P. Morgan Chase Bank, N.A. LIQ)                                                 5,300,000
       9,000,000        New York City, NY Transitional Finance Authority (2001 Series A), Weekly
                        VRDNs (J.P. Morgan Chase Bank, N.A. LIQ)                                                 9,000,000
      21,000,000    (2) New York City, NY Transitional Finance Authority (Series 2002 FR/RI L21),
                        Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)                                        21,000,000
      16,930,000    (2) New York City, NY Transitional Finance Authority, MERLOTS (Series 2002-A40),
                        Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)                         16,930,000
      25,280,000        New York City, NY Transitional Finance Authority, New York City Recovery
                        Bonds (Subseries 2003 1-A), Weekly VRDNs (Landesbank Hessen-Thueringen,
                        Frankfurt LIQ)                                                                           25,280,000
      11,150,000        New York City, NY Transitional Finance Authority, New York City Recovery
                        Bonds (Subseries 2003 1-B), Weekly VRDNs (Societe Generale, Paris LIQ)                   11,150,000
      13,965,000        New York City, NY (Series 1994A-9), Weekly VRDNs (J.P. Morgan Chase Bank,
                        N.A. LOC)                                                                                13,965,000
      60,020,000        New York City, NY (Series 1996J-2), Weekly VRDNs (WestLB AG (Guaranteed) LOC)            60,020,000
      52,950,000        New York City, NY (Series 1996J-3), Weekly VRDNs (J.P. Morgan Chase Bank,
                        N.A. LOC)                                                                                52,950,000
      14,000,000        New York City, NY (Series 2002A-8), Weekly VRDNs (AMBAC INS)/(Lloyds TSB
                        Bank PLC, London LIQ)                                                                    14,000,000
      24,760,000        New York City, NY (Series 2004A-3), Weekly VRDNs (BNP Paribas SA LOC)                    24,760,000
      10,200,000        New York City, NY (Series 2004H-5), Weekly VRDNs (Dexia Credit Local LOC)                10,200,000
      15,000,000        New York City, NY (Series 2004H-6), Weekly VRDNs (Fleet National Bank LOC)               15,000,000
      30,000,000    (2) New York City, NY, ROCs (Series 251), Weekly VRDNs (Citigroup Global Markets
                        Holdings, Inc. GTD)/(Citigroup Global Markets Holdings, Inc. LIQ)                        30,000,000
       5,560,000    (2) New York State Dormitory Authority (Series 2003 FR/METR-M8J), Weekly VRDNs
                        (FGIC INS)/(Lehman Brothers Holdings, Inc. LIQ)                                          5,560,000
       6,500,000        New York State Dormitory Authority (Series 2005), Weekly VRDNs (Park Ridge
                        Hospital, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)                                       6,500,000
       7,020,000    (2)  New York State Dormitory Authority, MERLOTS (Series 2002-A56), Weekly VRDNs
                        (FGIC INS)/(Wachovia Bank N.A. LIQ)                                                      7,020,000
      51,500,000        New York State Dormitory Authority, Mental Health Services (Subseries
                        2003D-2A), Weekly VRDNs (New York State)/(MBIA Insurance Corp. INS)/(J.P.
                        Morgan Chase Bank, N.A. LIQ)                                                             51,500,000
      97,125,000        New York State Dormitory Authority, Mental Health Services (Subseries
                        2003F-2A), Weekly VRDNs (New York State)/(FSA INS)/(Dexia Credit Local LIQ)              97,125,000
      11,300,000        New York State Dormitory Authority, Mental Health Services (Subseries
                        2003F-2C), Weekly VRDNs (New York State)/(FSA INS)/(Dexia Credit Local LIQ)              11,300,000
       3,670,000    (2) New York State Environmental Facilities Corp. State Clean Water and Drinking
                        Water, Floater Certificates (Series 2001-658), Weekly VRDNs (Morgan Stanley
                        LIQ)                                                                                     3,670,000
      22,300,000        New York State HFA, Service Contract Revenue Bonds (Series 2003B), Weekly
                        VRDNs (BNP Paribas SA LOC)                                                               22,300,000
      16,100,000        New York State HFA, Service Contract Revenue Bonds (Series 2003C), Weekly
                        VRDNs (Dexia Credit Local LOC)                                                           16,100,000
       9,500,000        New York State HFA, Service Contract Revenue Bonds (Series 2003E), Weekly
                        VRDNs (BNP Paribas SA LOC)                                                               9,500,000
      42,150,000        New York State HFA, Service Contract Revenue Bonds (Series 2003G), Weekly
                        VRDNs (WestLB AG (Guaranteed) LOC)                                                       42,150,000
      37,400,000        New York State HFA, Service Contract Revenue Bonds (Series I2003), Weekly
                        VRDNs (Landesbank Hessen-Thueringen, Frankfurt LOC)                                      37,400,000
      20,015,000        New York State Urban Development Corp., (Series 2004A-3-D), Weekly VRDNs
                        (New York State Personal Income Tax Revenue Bond Fund)/(CDC IXIS Financial
                        Guaranty N.A. INS)/(Dexia Credit Local LIQ)                                              20,015,000
      17,000,000        Patchogue-Medford, NY Union Free School District, 3.00% TANs, 6/23/2005                  17,031,535
       2,500,000        Plainedge, NY Union Free School District, 3.00% TANs, 6/30/2005                          2,505,659
      10,235,000        Ramapo, NY Housing Authority (Series 1998), Weekly VRDNs (Fountainview at
                        College Road, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)                 10,235,000
      110,580,000       Triborough Bridge & Tunnel Authority, NY (Series 2002F), Weekly VRDNs (ABN
                        AMRO Bank NV, Amsterdam LIQ)                                                            110,580,000
      27,345,000    (2) Triborough Bridge & Tunnel Authority, NY, PUTTERs (Series 304), Weekly VRDNs
                        (MBIA Insurance Corp. INS)/(J.P. Morgan Chase & Co. LIQ)                                 27,345,000
      21,600,000        Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series
                        2000B), Weekly VRDNs (FSA INS)/(Landesbank Baden-Wuerttemberg LIQ)                       21,600,000
      18,755,000        Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series
                        2000A), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ)                        18,755,000
       3,000,000        Wantagh, NY Union Free School District, 2.75% TANs, 6/29/2005                            3,005,280
       9,960,000        Wayne, NY Central School District, 2.75% BANs, 6/23/2005                                 9,976,364
       8,600,000        West Babylon, NY Union Free School District, 2.75% TANs, 6/29/2005                       8,614,443
       6,000,000        West Islip, NY Unified Free School District, 2.75% TANs, 6/29/2005                       6,010,560
                             TOTAL                                                                             1,358,102,650
                        North Carolina--0.3%
       3,500,000        North Carolina Capital Facilities Finance Agency (Series 2002), Weekly VRDNs
                        (Wolfpack Club)/(Bank of America N.A. LOC)                                               3,500,000
       4,480,000        North Carolina Medical Care Commission (Series 1992B), Weekly VRDNs (North
                        Carolina Baptist)/(Wachovia Bank N.A. LIQ)                                               4,480,000
       4,210,000        North Carolina Medical Care Commission (Series 2001), Weekly VRDNs
                        (Rutherford Hospital, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)              4,210,000
       3,800,000        North Carolina Medical Care Commission (Series 2001B), Weekly VRDNs (Moses
                        H. Cone Memorial)                                                                        3,800,000
      16,345,000        North Carolina State, Public Improvement Bonds (Series 2002E), Weekly VRDNs
                        (Landesbank Hessen-Thueringen, Frankfurt LIQ)                                            16,345,000
                             TOTAL                                                                               32,335,000
                        Ohio--5.4%
       8,338,000    (2) ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT) (Series 1998-18), Weekly
                        VRDNs (Cleveland, OH Waterworks)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)             8,338,000
       6,500,000    (2) ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT) (Series 2004-14), Weekly
                        VRDNs (Columbus, OH City School District)/(FSA INS)/(ABN AMRO Bank NV,
                        Amsterdam LIQ)                                                                           6,500,000
       1,630,000        Akron, Bath & Copley, OH Joint Township Weekly VRDNs (Visiting
                        Nurses)/(National City Bank, Ohio LOC)                                                   1,630,000
       8,715,000        Akron, Bath & Copley, OH Joint Township (Series 2002), Weekly VRDNs (Sumner
                        on Ridgewood, Inc.)/(KBC Bank NV LOC)                                                    8,715,000
       6,010,000        Ashland County, OH Health Care (Series 1999), Weekly VRDNs (Brethren Care,
                        Inc.)/
                        -----------------------------------------------------------------------------
                        (FirstMerit Bank, N.A. LOC)                                                              6,010,000
       3,650,000        Athens, OH, 2.75% BANs, 7/13/2005                                                        3,657,386
       6,495,000        Butler County Hospital (Series 2002), Weekly VRDNs (Middletown Regional
                        Hospital)/(J.P. Morgan Chase Bank, N.A. LOC)                                             6,495,000
       5,500,000        Butler County, OH (Series 2002), Weekly VRDNs (LifeSphere, Inc.)/(U.S. Bank,
                        N.A. LOC)                                                                                5,500,000
       5,060,000        Butler County, OH, (Series A), 3.25% BANs, 3/9/2006                                      5,091,618
       4,105,000    (2) Cincinnati City School District, OH, PUTTERs (Series 315), Weekly VRDNs (FSA
                        INS)/(J.P. Morgan Chase Bank, N.A. LIQ)                                                  4,105,000
       4,860,000        Clark County, OH (Series 1999), Weekly VRDNs (Ohio Masonic Home)/(AMBAC
                        INS)/(Harris Trust & Savings Bank, Chicago LIQ)                                          4,860,000
       4,165,000        Clark County, OH (Series 2002), Weekly VRDNs (Ohio Masonic Home)/(AMBAC
                        INS)/(J.P. Morgan Chase Bank, N.A. LIQ)                                                  4,165,000
      17,175,000        Cleveland, OH Airport System, Revenue Bonds (Series 2000C), Weekly VRDNs
                        (FSA INS)/
                        -----------------------------------------------------------------------------
                        (Dexia Bank, Belgium and WestLB AG (Guaranteed) LIQs)                                    17,175,000
       6,000,000        Cleveland-Cuyahoga County, OH Port Authority (Series 2004), Weekly VRDNs
                        (Playhouse Square Foundation)/(Fifth Third Bank, Cincinnati LOC)                         6,000,000
      12,000,000        Cuyahoga County, OH Health Care Facilities (Series 2001), Weekly VRDNs
                        (Gardens of McGregor & Amasa Stone)/(Key Bank, N.A. LOC)                                 12,000,000
       4,160,000        Cuyahoga County, OH Hospital Authority (Series 1998-II), Weekly VRDNs (W.O.
                        Walker Center, Inc.)/(AMBAC INS)/(Key Bank, N.A. LIQ)                                    4,160,000
       4,410,000        Cuyahoga County, OH Hospital Authority (Series 2000), Weekly VRDNs (The
                        Sisters of Charity of St. Augustine Health System, Inc.)/(National City
                        Bank, Ohio LOC)                                                                          4,410,000
       5,000,000        Cuyahoga County, OH IDA (Series A-1 Remarketing), Weekly VRDNs (University
                        School)/
                        -----------------------------------------------------------------------------
                        (Key Bank, N.A. LOC)                                                                     5,000,000
      24,020,000        Cuyahoga County, OH (Series 1999), Weekly VRDNs (The Renaissance)/(Lasalle
                        Bank, N.A. LOC)                                                                          24,020,000
       4,000,000        Cuyahoga County, OH (Series 2002), Weekly VRDNs (The Health Museum of
                        Cleveland)/
                        -----------------------------------------------------------------------------
                        (Key Bank, N.A. LOC)                                                                     4,000,000
      13,980,000        Cuyahoga Falls, OH, 3.00% BANs, 12/15/2005                                               14,044,011
       4,890,000        Cuyahoga, OH Community College District (Series 2002B), Weekly VRDNs (AMBAC
                        INS)/(Key Bank, N.A. LIQ)                                                                4,890,000
      14,400,000        Dublin, OH City School District (Series B) 3.00% BANs, 10/13/2005                        14,457,545
       6,800,000        Dublin, OH City School District, 3.50% BANs, 12/15/2005                                  6,836,610
       1,250,000        Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997),
                        Weekly VRDNs (Witco Corp.)/(Fleet National Bank LOC)                                     1,250,000
      10,500,000        Elyria, OH, 2.00% BANs, 7/26/2005                                                        10,508,758
       1,445,000        Franklin County, OH Health Care Facilities (Series 1999 B), Weekly VRDNs
                        (National Church Residences)/(Fifth Third Bank, Cincinnati LOC)                          1,445,000
       7,250,000        Franklin County, OH Health Care Facilities, (Series 2004) Weekly VRDNs
                        (Creekside at the Village)/(Key Bank, N.A. LOC)                                          7,250,000
      14,705,000        Franklin County, OH Health Care Facilities (Series 2005), Weekly VRDNs
                        (First Community Village)/(KBC Bank NV LOC)                                              14,705,000
       4,685,000        Franklin County, OH Health Care Facilities, Refunding & Improvement Revs
                        (Series 2002 B), Weekly VRDNs (Ohio Presbyterian Retirement
                        Services)/(National City Bank, Ohio LOC)                                                 4,685,000
       4,500,000        Franklin County, OH IDA, Weekly VRDNs (Heekin Can, Inc.)/(J.P. Morgan Chase
                        Bank, N.A. LOC)                                                                          4,500,000
      32,205,000        Franklin County, OH Revenue (Series 2000F), Weekly VRDNs (Trinity Healthcare
                        Credit Group)                                                                            32,205,000
       6,015,000        Geauga County, OH (Series 2001), Weekly VRDNs (Montefiore Housing
                        Corp.)/(Key Bank, N.A. LOC)                                                              6,015,000
       1,130,000        Genoa Village, OH (Series 1999), Weekly VRDNs (Genoa Health Care
                        Center)/(Fifth Third Bank, Cincinnati LOC)                                               1,130,000
       7,430,000        Greene County, OH Hospital Facilities Revenue Authority (Series 1999A),
                        Weekly VRDNs (Med Health System)/(Key Bank, N.A. LOC)                                    7,430,000
       2,770,000        Greene County, OH (Series 2005A), 3.00% BANs, 2/23/2006                                  2,783,244
       5,000,000        Grove City, OH, 3.00% BANs, 12/7/2005                                                    5,023,567
       3,795,000        Hamilton County, OH Hospital Facilities Authority (Series 1999A), Weekly
                        VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC)                                         3,795,000
      10,800,000        Hamilton County, OH Hospital Facilities Authority (Series 2002A), Weekly
                        VRDNs (The Elizabeth Gamble Deaconess Home Association)/(J.P. Morgan Chase
                        Bank, N.A. LOC)                                                                          10,800,000
       5,000,000        Hamilton County, OH Hospital Facilities Authority (Series 2002-I), Weekly
                        VRDNs (Children's Hospital Medical Center)/(U.S. Bank, N.A. LOC)                         5,000,000
       4,393,000        Hamilton County, OH Hospital Facilities Authority (Series B), Revenue Bonds
                        Weekly VRDNs (Health Alliance of Greater Cincinnati)/(MBIA Insurance Corp.
                        INS)/(Credit Suisse First Boston LIQ)                                                    4,393,000
       5,430,000        Hamilton County, OH (Series 2000A), Weekly VRDNs (Deaconess Long Term Care,
                        Inc.)/
                        -----------------------------------------------------------------------------
                        (Lasalle Bank, N.A. LOC)                                                                 5,430,000
       9,000,000        Hamilton County, OH (Series 2004), Weekly VRDNs (Block 3 Project)/(Bank of
                        New York and Citizens Bank of Pennsylvania LOCs)                                         9,000,000
       8,745,000        Huber Heights, OH, 3.25% BANs, 3/16/2006                                                 8,797,125
       4,450,000        Lima, OH, 4.00% BANs, 5/4/2006                                                           4,494,367
       7,055,000        Lorain County, OH EDA, Weekly VRDNs (Lake Ridge Academy)/(National City
                        Bank, Ohio LOC)                                                                          7,055,000
       4,875,000        Louisville, OH (Series 1999A), Weekly VRDNs (St. Joseph Care
                        Center)/(FirstMerit Bank, N.A. LOC)                                                      4,875,000
       5,310,000        Louisville, OH (Series 1999B), Weekly VRDNs (St. Joseph Care
                        Center)/(FirstMerit Bank, N.A. LOC)                                                      5,310,000
       7,400,000        Lucas County, OH IDA, Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC)                    7,400,000
      12,545,000        Lucas County, OH, Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank,
                        Cincinnati LOC)                                                                          12,545,000
        30,000          Lucas County, OH, Weekly VRDNs (Sunshine Children's Home)/(National City
                        Bank, Ohio LOC)                                                                            30,000
       9,000,000        Mahoning County, OH Hospital Facilities (Series B), Weekly VRDNs (Forum
                        Group, Inc.)/
                        -----------------------------------------------------------------------------
                        (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)                            9,000,000
       3,283,000        Maple Heights, OH City School District, 3.85% BANs, 4/28/2006                            3,314,648
       1,220,000        Marion County, OH Health Care Facilities, Weekly VRDNs (Marion Area
                        Counseling Center, Inc.)/(Huntington National Bank, Columbus, OH LOC)                    1,220,000
       3,880,000        Marysville, OH (Series A), 3.00% BANs, 8/25/2005                                         3,889,731
       2,450,000        Middletown, OH, Weekly VRDNs (Bishop Fenwick High School)/(J.P. Morgan Chase
                        Bank, N.A. LOC)                                                                          2,450,000
       5,925,000        North Ridgeville, OH (Series C), 4.00% BANs, 5/3/2006                                    5,985,257
       4,625,000    (2) Ohio State Building Authority (Series 2002), FR/RI-L39J, Weekly VRDNs
                        (Lehman Brothers Holdings, Inc. LIQ)                                                     4,625,000
        440,000         Ohio State Higher Educational Facilities Commission, Weekly VRDNs (Notre
                        Dame College)/(National City Bank, Ohio LOC)                                              440,000
       3,620,000        Ohio State Higher Educational Facilities Commission (Series A), Weekly VRDNs
                        (John Carroll University, OH)/(Allied Irish Banks PLC LOC)                               3,620,000
       5,695,000    (2) Ohio State Turnpike Commission, Morgan Stanley Floater Certificates
                        (Series1998-71), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)                            5,695,000
       1,900,000        Ohio State University, (Series 1999 B2) Weekly VRDNs                                     1,900,000
      25,000,000        Ohio State, Common Schools General Obligation Bonds (Series 2005A), Weekly
                        VRDNs                                                                                    25,000,000
      63,500,000        Ohio State, Common Schools General Obligation Bonds (Series 2005B), Weekly
                        VRDNs                                                                                    63,500,000
       5,375,000    (2) Ohio State (Series 2002), FR/RI-L31J, Weekly VRDNs (Lehman Brothers
                        Holdings, Inc. LIQ)                                                                      5,375,000
      20,000,000        Oregon, OH City School District, 2.60% BANs, 7/25/2005                                   20,020,851
       2,500,000        Painesville, OH Local School District, 2.71% BANs, 2/16/2006                             2,506,016
       3,000,000        Port of Greater Cincinnati, OH Development Authority (Series 2003A), Weekly
                        VRDNs (National Underground Railroad Freedom Center, Inc.)/(Fifth Third
                        Bank, Cincinnati, J.P. Morgan Chase Bank, N.A., Lasalle Bank, N.A. and U.S.
                        Bank, N.A. LOCs)                                                                         3,000,000
       3,600,000        Richland County, OH, 2.25% BANs, 9/8/2005                                                3,607,565
       3,300,000        Rickenbacker, OH Port Authority (Series 1992), Weekly VRDNs (Rickenbacker
                        Holdings, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)                                       3,300,000
       4,955,000        Ross County, OH, Weekly VRDNs (Adena Health System)/(Huntington National
                        Bank, Columbus, OH LOC)                                                                  4,955,000
       1,968,750        Ross County, OH, 2.50% BANs, 6/2/2005                                                    1,970,107
       6,235,000        Ross County, OH, Health Care Facilities Revenue Bonds (Series 2001), Weekly
                        VRDNs (Traditions at Chillicothe)/(Huntington National Bank, Columbus, OH
                        LOC)                                                                                     6,235,000
       7,780,000        Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement
                        Bonds (Series 2003), Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank,
                        Cincinnati LOC)                                                                          7,780,000
       9,000,000        Seneca East Local School District, OH, 3.45% BANs, 11/3/2005                             9,028,800
      14,645,000        Stow, OH, (Series 2004), 2.50% BANs, 5/12/2005                                           14,647,087
       2,310,000        Summit County, OH (Series 1996), Weekly VRDNs (United Disability Services,
                        Inc.)/
                        -----------------------------------------------------------------------------
                        (FirstMerit Bank, N.A. LOC)                                                              2,310,000
       5,940,000        Summit County, OH (Series 2002), Weekly VRDNs (The Western Reserve
                        Academy)/(Key Bank, N.A. LOC)                                                            5,940,000
       7,000,000        University of Toledo (Series A), 3.25% BANs, 1/26/2006                                   7,045,485
       3,935,000        Village of Holland, OH (Series 2001), Weekly VRDNs (Anne Grady Corp.)/(Fifth
                        Third Bank, Cincinnati LOC)                                                              3,935,000
       1,050,000        Wayne County, OH, Health Care Facility Revenue Bonds (Series 1995), Weekly
                        VRDNs
                        -----------------------------------------------------------------------------
                        (D & M Realty)/(J.P. Morgan Chase Bank, N.A. LOC)                                        1,050,000
                             TOTAL                                                                              603,260,778
                        Oklahoma--0.2%
       4,600,000        Muskogee, OK Industrial Trust (Series 1985), Weekly VRDNs (Warmack Muskogee
                        Ltd. Partnership)/(Bank of America N.A. LOC)                                             4,600,000
       3,865,000        Oklahoma Development Finance Authority (Series 2001), Weekly VRDNs (Oklahoma
                        Centennial Fund, Inc.)/(Bank of America N.A. LOC)                                        3,865,000
       7,600,000        Oklahoma State Industries Authority (Series 2002), Weekly VRDNs (American
                        Cancer Society, Inc.)/(Bank of America N.A. LOC)                                         7,600,000
       7,885,000        Payne County, OK EDA (Series 2005), Weekly VRDNs (OSUF Phase III Student
                        Housing LLC)/(AMBAC INS)/(Dexia Credit Local LIQ)                                        7,885,000
                             TOTAL                                                                               23,950,000
                        Oregon--0.3%
       2,300,000        Oregon State Housing and Community Services Department (Series 0), 2.00%
                        BANs, 6/1/2005                                                                           2,300,000
      12,900,000        Oregon State Housing and Community Services Department (Series O), 2.23%
                        BANs, 12/1/2005                                                                          12,900,000
      15,000,000    (2) Oregon State, TANs (Series 2004 FR/RI-L73J), Weekly VRDNs (Lehman Brothers
                        Holdings, Inc. LIQ)                                                                      15,000,000
       5,500,000        Portland, OR Economic Development Revenue Board (Series 2003-A), Weekly
                        VRDNs (Broadway Housing LLC)/(AMBAC INS)/(Key Bank, N.A. LIQ)                            5,500,000
                             TOTAL                                                                               35,700,000
                        Pennsylvania--3.7%
       6,000,000    (2) ABN AMRO MuniTOPS Certificates Trust (Pennsylvania Non-AMT) (Series
                        2003-24), Weekly VRDNs (Philadelphia, PA School District)/(FSA INS)/(ABN
                        AMRO Bank NV, Amsterdam LIQ)                                                             6,000,000
      16,665,000        Adams County, PA IDA (Series 2002), Weekly VRDNs (Wellspan Properties,
                        Inc.)/(AMBAC INS)/(Allied Irish Banks PLC LIQ)                                           16,665,000
       4,000,000        Allegheny County, PA HDA, (Series 1990D), Weekly VRDNs (Presbyterian
                        University Hospital)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank,
                        N.A. LIQ)                                                                                4,000,000
       4,455,000        Allegheny County, PA HDA (Series B1), Weekly VRDNs (Presbyterian University
                        Hospital)/(J.P. Morgan Chase Bank, N.A. LOC)                                             4,455,000
       3,095,000        Allegheny County, PA IDA (Series 1992), Weekly VRDNs (Eleven Parkway Center
                        Associates)/(National City Bank, Pennsylvania LOC)                                       3,095,000
       2,015,000        Allegheny County, PA IDA (Series A of 1997), Weekly VRDNs (Jewish Community
                        Center)/(National City Bank, Pennsylvania LOC)                                           2,015,000
        585,000         Allegheny County, PA IDA (Series B of 1997), Weekly VRDNs (Jewish Community
                        Center)/(National City Bank, Pennsylvania LOC)                                            585,000
       7,600,000        Allegheny County, PA IDA (Series B), Weekly VRDNs (Zoological Society of
                        Pittsburgh)/(PNC Bank, N.A. LOC)                                                         7,600,000
       2,000,000        Allegheny County, PA IDA (Series of 2002), Weekly VRDNs (Carnegie Museums of
                        Pittsburgh)/(Citizens Bank of Pennsylvania LOC)                                          2,000,000
       4,000,000        Bermudian Springs, PA School District, Weekly VRDNs (FSA INS)/(Royal Bank of
                        Canada, Montreal LIQ)                                                                    4,000,000
      11,305,000        Butler County, PA IDA (Series 2000A), Weekly VRDNs (Concordia Lutheran
                        Ministries)/
                        -----------------------------------------------------------------------------
                        (Radian Asset Assurance INS)/(Fleet National Bank LIQ)                                   11,305,000
       4,185,000        Butler County, PA IDA (Series 2000B), Weekly VRDNs (Concordia Lutheran
                        Ministries)/
                        -----------------------------------------------------------------------------
                        (Radian Asset Assurance INS)/(Fleet National Bank LIQ)                                   4,185,000
       4,150,000        Central Bucks, PA School District (Series A of 2000), Weekly VRDNs (FGIC
                        INS)/(FGIC Securities Purchase, Inc. LIQ)                                                4,150,000
       4,440,000        Chartiers Valley, PA Industrial & Commercial Development Authority (Series
                        2000B), Weekly VRDNs (Asbury Heights)/(Lasalle Bank, N.A. LOC)                           4,440,000
       8,400,000        Clearfield County, PA IDA (Series 2002), Weekly VRDNs (Dubois Area Catholic
                        School)/(PNC Bank, N.A. LOC)                                                             8,400,000
       5,000,000    (2) Commonwealth of Pennsylvania (Series 2001-J.P. MC5), Weekly VRDNs (J.P.
                        Morgan Chase & Co. LIQ)                                                                  5,000,000
       4,573,500    (2) Commonwealth of Pennsylvania, Floater Certificates (Series 2001-696), Weekly
                        VRDNs (FSA INS)/(Morgan Stanley LIQ)                                                     4,573,500
       6,000,000        Cumberland County, PA Municipal Authority (Series 1993), Weekly VRDNs
                        (Presbyterian Homes, Inc.)/(KBC Bank NV LOC)                                             6,000,000
       4,500,000        Cumberland County, PA (Series of 2001), Weekly VRDNs (AMBAC INS)/(Wachovia
                        Bank N.A. LIQ)                                                                           4,500,000
      10,770,000        Dauphin County, PA General Authority, (Education and Health Loan Program,
                        Series 1997), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ)                10,770,000
       4,555,000    (2) Delaware Valley, PA Regional Finance Authority, Variable Rate Certificates
                        (Series 2002E), Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ)                      4,555,000
      20,000,000        Doylestown Hospital Authority, PA (Series 1998B), Weekly VRDNs (Doylestown
                        Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ)                                           20,000,000
       2,000,000        Doylestown Hospital Authority, PA (Series 1998C), Weekly VRDNs (Doylestown
                        Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ)                                           2,000,000
      12,895,000        Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent Health System)/
                        -----------------------------------------------------------------------------
                        (Manufacturers & Traders Trust Co., Buffalo, NY LOC)                                     12,895,000
       1,700,000        Erie County, PA Hospital Authority (Series A of 2001), Weekly VRDNs
                        (Forestview Health Care Center)/(KBC Bank NV LOC)                                        1,700,000
       8,700,000        Horizon Hospital System Authority, PA (Series 2002), Weekly VRDNs (St. Paul
                        Homes)/
                        -----------------------------------------------------------------------------
                        (Manufacturers & Traders Trust Co., Buffalo, NY LOC)                                     8,700,000
      11,325,000        Huntingdon County, PA General Authority (Series A), Weekly VRDNs (Juniata
                        College)/(PNC Bank, N.A. LOC)                                                            11,325,000
       2,462,000        Lawrence County, PA IDA (Series 2003), Weekly VRDNs (Villa Maria Retirement
                        Center)/
                        -----------------------------------------------------------------------------
                        (Allied Irish Banks PLC LOC)                                                             2,462,000
       4,720,000        Lebanon County, PA Health Facilities Authority (Series 1999), Weekly VRDNs
                        (United Church of Christ Homes, Inc.)/(Manufacturers & Traders Trust Co.,
                        Buffalo, NY LOC)                                                                         4,720,000
       5,500,000        Luzerne County, PA (Series 2004), Weekly VRDNs (PNC Bank, N.A. LOC)                      5,500,000
       8,200,000        Mercersburg Borough, PA General Purpose Authority (Series A of 2000), Weekly
                        VRDNs (Regents of the Mercersburg College)/(Wachovia Bank N.A. LOC)                      8,200,000
       9,000,000        Mercersburg Borough, PA General Purpose Authority (Series B of 2000), Weekly
                        VRDNs (Regents of the Mercersburg College)/(Wachovia Bank N.A. LOC)                      9,000,000
      14,305,000        Montgomery County, PA IDA (Series 2005), Weekly VRDNs (Meadowood
                        Corp.)/(Citizens Bank of Pennsylvania LOC)                                               14,305,000
      10,150,000        Montgomery County, PA IDA, Pollution Control Revenue (2002 Series A), Weekly
                        VRDNs (Exelon Generation Co. LLC)/(Wachovia Bank N.A. LOC)                               10,150,000
       1,100,000        Pennsylvania EDFA (Series 1996E), Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank,
                        N.A. LOC)                                                                                1,100,000
       8,100,000        Pennsylvania State Higher Education Facilities Authority (Series 2001H-5),
                        Weekly VRDNs (Keystone College)/(PNC Bank, N.A. LOC)                                     8,100,000
      17,800,000        Pennsylvania State Higher Education Facilities Authority (Series 2002B),
                        Weekly VRDNs (Drexel University)/(Landesbank Hessen-Thueringen, Frankfurt
                        LOC)                                                                                     17,800,000
       2,500,000        Pennsylvania State Higher Education Facilities Authority (Series 2003),
                        Weekly VRDNs (Student Association, Inc.)/(Wachovia Bank N.A. LOC)                        2,500,000
       7,600,000        Pennsylvania State Higher Education Facilities Authority (Series H1), Weekly
                        VRDNs (Beaver College, PA)/(Allied Irish Banks PLC LOC)                                  7,600,000
       2,100,000        Pennsylvania State Higher Education Facilities Authority (Series I-4),
                        Weekly VRDNs (Messiah College)/(PNC Bank, N.A. LOC)                                      2,100,000
       7,800,000        Pennsylvania State Higher Education Facilities Authority (Series J1), Weekly
                        VRDNs (Juniata College)/(Allied Irish Banks PLC LOC)                                     7,800,000
       6,980,000    (2) Pennsylvania State Higher Education Facilities Authority, ROCs (Series
                        1018), Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)            6,980,000
       1,000,000        Pennsylvania State University (Series 2002), Weekly VRDNs (Toronto Dominion
                        Bank LIQ)                                                                                1,000,000
       4,000,000        Philadelphia, PA Authority for Industrial Development (Series 1998), Weekly
                        VRDNs (Philadelphia Academy of Music)/(Wachovia Bank N.A. LOC)                           4,000,000
      26,675,000        Philadelphia, PA Hospitals & Higher Education Facilities Authority (Series
                        2002-C), Daily VRDNs (Children's Hospital of Philadelphia)/(MBIA Insurance
                        Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ)                                            26,675,000
       4,300,000        Philadelphia, PA Hospitals & Higher Education Facilities Authority (Series
                        2003A), Daily VRDNs (Children's Hospital of Philadelphia)/(J.P. Morgan Chase
                        Bank, N.A. LIQ)                                                                          4,300,000
       4,140,000        Philadelphia, PA Hospitals & Higher Education Facilities Authority (Series
                        2004), Weekly VRDNs (Philadelphia Protestant Home)/(Fleet National Bank LOC)             4,140,000
      53,300,000        Philadelphia, PA School District, 3.00% TRANs, 6/30/2005                                 53,419,834
       8,300,000    (2) Pittsburgh, PA, SG-71, Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)             8,300,000
      10,765,000        Washington County, PA IDA (Series 2000), Weekly VRDNs (Presbyterian
                        SeniorCare-Southminister Place)/(Radian Asset Assurance INS)/(National City
                        Bank, Pennsylvania LIQ)                                                                  10,765,000
       4,000,000        Westmoreland County, PA IDA (Series 2000A), Weekly VRDNs (Redstone
                        Presbyterian Senior Care Obligated Group)/(Mellon Bank N.A., Pittsburgh LOC)             4,000,000
      13,295,000        Westmoreland County, PA IDA (Series 2005C), Weekly VRDNs (Excela
                        Health)/(Wachovia Bank N.A. LOC)                                                         13,295,000
                             TOTAL                                                                              413,125,334
                        Puerto Rico--0.8%
      22,133,500    (2) Commonwealth of Puerto Rico (Series 2002-746D), Weekly VRDNs (FSA
                        INS)/(Morgan Stanley LIQ)                                                                22,133,500
      25,635,000    (2) Commonwealth of Puerto Rico, PUTTERs (Series 349), Weekly VRDNs (FSA
                        INS)/(J.P. Morgan Chase & Co. LIQ)                                                       25,636,933
      22,420,000        Puerto Rico Government Development Bank (GDB), 2.48% CP, Mandatory Tender
                        5/2/2005                                                                                 22,420,000
      13,290,000    (2) Puerto Rico Public Finance Corp. (Series 2004-911), Weekly VRDNs (CDC IXIS
                        Financial Guaranty N.A. INS)/(Morgan Stanley LIQ)                                        13,290,000
       1,995,000    (2) Puerto Rico Public Finance Corp., Class A Certificates (Series 2002-195),
                        Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ)                                   1,995,000
                             TOTAL                                                                               85,475,433
                        South Carolina--0.7%
       5,935,000    (2) Berkeley County, SC School District, Floater Certificates (Series 2001-656),
                        Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)                                              5,935,000
       4,905,000    (2)  Grand Strand Water & Sewage Authority, SC, MERLOTS (Series 2001-A118),
                        2.11% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005                4,905,000
      39,195,000        South Carolina Jobs-EDA (Series 2001), Weekly VRDNs (Sisters of Charity
                        Providence Hospitals)/(Wachovia Bank N.A. LOC)                                           39,195,000
       5,000,000        South Carolina Jobs-EDA (Series 2002), Weekly VRDNs (Carolina Piedmont
                        Foundation, Inc.)/(Bank of America N.A. LOC)                                             5,000,000
       9,887,500    (2) South Carolina State Public Service Authority MERLOTS (Series 2004-B6),
                        Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)                                        9,887,500
       6,500,000    (2) South Carolina State Public Service Authority, MERLOTS (Series 2000L),
                        Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)                         6,500,000
       2,420,000        University of South Carolina Athletic Facilities (Series 2005A), 3.50% BANs,
                        3/16/2006                                                                                2,440,614
                             TOTAL                                                                               73,863,114
                        Tennessee--2.5%
      13,071,000    (2) ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) (Series 1999-1),
                        Weekly VRDNs (Metropolitan Government Nashville & Davidson County, TN)/(FGIC
                        INS)/(ABN AMRO Bank NV, Amsterdam LIQ)                                                   13,071,000
       5,200,000        Blount County, TN Public Building Authority (Series A-3-A), Daily VRDNs
                        (AMBAC INS)/
                        -----------------------------------------------------------------------------
                        (Landesbank Baden-Wuerttemberg LIQ)                                                      5,200,000
      10,000,000        Blount County, TN Public Building Authority, Local Government Public
                        Improvement Bonds (Series D-1-C), Daily VRDNs (Cumberland County, TN)/(AMBAC
                        INS)/(DePfa Bank PLC LIQ)                                                                10,000,000
      14,610,000        Chattanooga, TN HEFA, Weekly VRDNs (Mccallie School)/(SunTrust Bank LOC)                 14,610,000
       7,000,000        Chattanooga, TN HEFA, Weekly VRDNs (Sisken Hospital)/(Bank of America N.A.
                        LOC)                                                                                     7,000,000
       9,005,000        Chattanooga, TN HEFA, (Series 2003) Weekly VRDNs (Southern Adventist
                        University)/(Bank of America N.A. LOC)                                                   9,005,000
       4,100,000        Chattanooga, TN IDB (Series 1997), Weekly VRDNs (YMCA)/(SunTrust Bank LOC)               4,100,000
      17,475,000    (2)  Elizabethton, TN Health & Educational Facilities Board, MERLOTS (Series
                        2000 GG), 2.11% TOBs (Mountain States Health Alliance)/(MBIA Insurance Corp.
                        INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005                                17,475,000
      22,000,000        Hendersonville, TN IDB (Series 2000), Weekly VRDNs (Pope John Paul II High
                        School, Inc.)/(SunTrust Bank LOC)                                                        22,000,000
       7,200,000        Jackson County, TN IDB, (Series B), Daily VRDNs (Esselte AB)/(Bank of
                        America N.A. LOC)                                                                        7,200,000
       9,065,000        Jackson, TN Energy Authority (Series 2002), Weekly VRDNs (Jackson, TN Gas
                        System)/(FSA INS)/(SunTrust Bank LIQ)                                                    9,065,000
      10,655,000        Jackson, TN Energy Authority (Series 2002), Weekly VRDNs (Jackson, TN Water
                        System)/(FSA INS)/(SunTrust Bank LIQ)                                                    10,655,000
       6,300,000        Knox County, TN Health Education & Housing Facilities Board (Series 2000),
                        Weekly VRDNs (Episcopal School of Knoxville)/(SunTrust Bank LOC)                         6,300,000
      11,570,000        Knox County, TN Health Education & Housing Facilities Board (Series 2000),
                        Weekly VRDNs (Johnson Bible College)/(Amsouth Bank N.A., Birmingham, AL LOC)             11,570,000
       1,725,000        Knox County, TN IDB (Series 1999), Weekly VRDNs (Educational Services of the
                        South, Inc.)/(SunTrust Bank LOC)                                                         1,725,000
       8,510,000        Memphis, TN Center City Revenue Finance Corp. (Series 1996A), Weekly VRDNs
                        (South Bluffs)/(National Bank of Commerce, Memphis, TN LOC)                              8,510,000
        775,000         Memphis, TN (Series 1995A), Weekly VRDNs (WestLB AG (Guaranteed) LIQ)                     775,000
      26,700,000        Metropolitan Government Nashville & Davidson County, TN HEFA Weekly VRDNs
                        (Belmont University)/(SunTrust Bank LOC)                                                 26,700,000
        600,000         Metropolitan Government Nashville & Davidson County, TN HEFA (Series 1996),
                        Weekly VRDNs (Dede Wallace Center)/(SunTrust Bank LOC)                                    600,000
       6,500,000        Metropolitan Government Nashville & Davidson County, TN HEFA (Series 1997),
                        Weekly VRDNs (Belmont University)/(SunTrust Bank LOC)                                    6,500,000
       7,925,000        Metropolitan Government Nashville & Davidson County, TN IDB (Series 2003),
                        Weekly VRDNs (David Lipscomb University)/(SunTrust Bank LOC)                             7,925,000
      17,000,000        Metropolitan Government Nashville & Davidson County, TN IDB (Series 2004),
                        Weekly VRDNs (Nashville Symphony Association)/(Bank of America N.A. LOC)                 17,000,000
        295,000         Montgomery County, TN Public Building Authority, Pooled Financing Revenue
                        Bonds (Series 1996), Weekly VRDNs (Montgomery County Loan)/(Bank of America
                        N.A. LOC)                                                                                 295,000
       4,200,000        Sevier County, TN Public Building Authority (Series II-B-2), Weekly VRDNs
                        (Citizens Gas Utility District of Scott & Morgan Counties)/(AMBAC INS)/(KBC
                        Bank NV LIQ)                                                                             4,200,000
       2,840,000        Sevier County, TN Public Building Authority (Series II-G-3), Weekly VRDNs
                        (Maryville, TN)/(AMBAC INS)/(KBC Bank NV LIQ)                                            2,840,000
       8,270,000        Sevier County, TN Public Building Authority, Local Government Public
                        Improvement Bonds (Series II-G-1), Weekly VRDNs (AMBAC INS)/(KBC Bank NV LIQ)            8,270,000
      12,000,000        Shelby County, TN Health Education & Housing Facilities Board (Series
                        2003C), Weekly VRDNs (Village at Germantown, Inc.)/(BNP Paribas SA LOC)                  12,000,000
       5,000,000        Shelby County, TN Health Education & Housing Facilities Board (Series
                        2004A), 3.00% Bonds (Baptist Memorial Healthcare), 9/1/2005                              5,020,749
      11,545,000    (2) Shelby County, TN, Floater Certificates (Series 2001-561), Weekly VRDNs
                        (Morgan Stanley LIQ)                                                                     11,545,000
        710,000         Washington County, TN IDB (Series 1996), Weekly VRDNs (Springbrook
                        Properties)/(SunTrust Bank LOC)                                                           710,000
      24,500,000        Wilson County, TN Sports Authority (Series 1999), Weekly VRDNs (Mercantile
                        Safe Deposit & Trust Co., Baltimore LOC)                                                 24,500,000
                             TOTAL                                                                              286,366,749
                        Texas--8.3%
      20,996,000    (2) ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) (Series 1998-19),
                        Weekly VRDNs (Dallas, TX Waterworks & Sewer System)/(FSA INS)/(ABN AMRO Bank
                        NV, Amsterdam LIQ)                                                                       20,996,000
       5,500,000    (2) ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) (Series 2002-16),
                        Weekly VRDNs (Leander, TX ISD)/(Texas Permanent School Fund Guarantee
                        Program GTD)/(ABN AMRO Bank NV, Amsterdam LIQ)                                           5,500,000
      16,745,000    (2) ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) (Series 2004-5),
                        Weekly VRDNs (Lake Travis, TX ISD)/(Texas Permanent School Fund Guarantee
                        Program GTD)/(ABN AMRO Bank NV, Amsterdam LIQ)                                           16,745,000
      10,890,000    (2) Aldine, TX ISD (Series 1997), SGB-30, Weekly VRDNs (Texas Permanent School
                        Fund Guarantee Program GTD)/(Societe Generale, Paris LIQ)                                10,890,000
       5,945,000    (2) Arlington, TX, PUTTERs (Series 760), Weekly VRDNs (FSA INS)/(J.P. Morgan
                        Chase Bank, N.A. LIQ)                                                                    5,945,000
      13,855,000    (2) Austin, TX Electric Utility System (Series 2002-744-D), Weekly VRDNs (AMBAC
                        INS)/
                        -----------------------------------------------------------------------------
                        (Morgan Stanley LIQ)                                                                     13,855,000
       6,415,000    (2) Austin, TX Water and Wastewater System, MERLOTS (Series 2001 A-63), Weekly
                        VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)                                                 6,415,000
      10,000,000    (2)  Austin, TX, MERLOTS (Series 2000-A26), 2.11% TOBs (MBIA Insurance Corp.
                        INS)/
                        -----------------------------------------------------------------------------
                        (Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005                                     10,000,000
       3,500,000        Bexar County, TX Housing Finance Corp. (Series 2005A), Weekly VRDNs (Summit
                        Hills Apartments)/(FHLMC LOC)                                                            3,500,000
      14,560,000    (2)  Bexar County, TX, Clippers (Series 2001-3), 2.30% TOBs (MBIA Insurance
                        Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 9/8/2005               14,560,000
      10,000,000        Crawford, TX Education Facilities Corp. (Series 2004A), Weekly VRDNs
                        (Central Houston Parking LLC)/(BNP Paribas SA LOC)                                       10,000,000
      17,785,000    (2) Dallas, TX, (PT-369), Weekly VRDNs (DePfa Bank PLC LIQ)                                  17,785,000
        400,000         Grapevine, TX, IDC (Series 1993), Weekly VRDNs (Southern Air Transport,
                        Inc.)/(Bank of Montreal LOC)                                                              400,000
       5,000,000        Harris County, TX HFDC (Series 2000), Weekly VRDNs (St. Dominic
                        Village)/(J.P. Morgan Chase Bank, N.A. LOC)                                              5,000,000
      151,475,000       Harris County, TX HFDC (Series 2002), Daily VRDNs (Methodist Hospital,
                        Harris County, TX)                                                                      151,475,000
      50,000,000        Harris County, TX HFDC (Series 2005B), 2.07% TOBs (Methodist Hospital,
                        Harris County, TX), Mandatory Tender 5/9/2005                                            50,000,000
      25,350,000    (2) Harris County, TX, ROCs (Series 4056), Weekly VRDNs (Citigroup Global
                        Markets Holdings, Inc. LIQ)                                                              25,350,000
      12,000,000    (2) Houston, TX Airport System, MERLOTS (Series 2000-A25), Weekly VRDNs (FSA
                        INS)/
                        -----------------------------------------------------------------------------
                        (Wachovia Bank N.A. LIQ)                                                                 12,000,000
       3,240,000    (2) Houston, TX Combined Utility System, MERLOTS (Series 2004 C-17), Weekly
                        VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)                                3,240,000
      10,270,000        Houston, TX Higher Education Finance Corp. (Series 2000A), Weekly VRDNs
                        (Houston Student Housing LLC)/(Wachovia Bank N.A. LOC)                                   10,270,000
      19,435,000    (2) Houston, TX ISD, Floater Certificates (Series 1998-133), Weekly VRDNs (Texas
                        Permanent School Fund Guarantee Program GTD)/(Morgan Stanley LIQ)                        19,435,000
      15,315,000    (2) Houston, TX Water & Sewer System, MERLOTS (Series 2001-A128), Weekly VRDNs
                        (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)                                      15,315,000
       2,665,000    (2) Houston, TX Water & Sewer System, MERLOTS (Series 2002-A-16), Weekly VRDNs
                        (FSA INS)/(Wachovia Bank N.A. LIQ)                                                       2,665,000
      11,315,000        Kendall County, TX Health Facilities Development Corp., (Series 2002-A),
                        Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(J.P. Morgan Chase
                        Bank, N.A. LOC)                                                                          11,315,000
       8,560,000    (2) McKinney, TX ISD, (PT-1180), Weekly VRDNs (Texas Permanent School Fund
                        Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ)                                   8,560,000
       5,145,000    (2) North East, TX ISD, PUTTERs (Series 390), Weekly VRDNs (Texas Permanent
                        School Fund Guarantee Program GTD)/(J.P. Morgan Chase Bank, N.A. LIQ)                    5,145,000
        970,000         North Richland Hills, TX IDC Weekly VRDNs (Tecnol, Inc.)/(Bank of America
                        N.A. LOC)                                                                                 970,000
       7,500,000        Richmond, TX Higher Education Finance Corp. (Series 2003-A), Weekly VRDNs
                        (Bayou Student Housing LLC - University of Houston)/(AMBAC INS)/(J.P. Morgan
                        Chase Bank, N.A. LIQ)                                                                    7,500,000
       5,400,000    (2) San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A12), Weekly
                        VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ)                              5,400,000
      13,175,000    (2) San Antonio, TX Electric & Gas System, (PUTTERs Series 768) Weekly VRDNs
                        (FSA INS)/
                        -----------------------------------------------------------------------------
                        (Dresdner Bank AG, Frankfurt LIQ)                                                        13,175,000
       5,385,000    (2) San Antonio, TX Electric & Gas System, (PUTTERs Series 769) Weekly VRDNs
                        (J.P. Morgan Chase Bank, N.A. LIQ)                                                       5,385,000
       8,170,000    (2) San Antonio, TX Electric & Gas System, (PUTTERs Series 771) Weekly VRDNs
                        (J.P. Morgan Chase & Co. LIQ)                                                            8,170,000
      45,000,000        San Antonio, TX Electric & Gas System, (Series 2003) Weekly VRDNs (Bank of
                        America N.A. LIQ)                                                                        45,000,000
      40,000,000        San Antonio, TX Electric & Gas System, Junior Lien Revenue Bonds (Series
                        2004), 2.20% TOBs (BNP Paribas SA LIQ), Mandatory Tender 12/1/2005                       40,000,000
       5,850,000    (2)  San Antonio, TX Electric & Gas System, MERLOTS (Series 2001 A10) Weekly
                        VRDNs (Wachovia Bank N.A. LIQ)                                                           5,850,000
      82,110,000    (2)  San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 1.75%
                        TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 7/20/2005                       82,110,000
      11,100,000    (2) San Antonio, TX Electric & Gas System, Municipal Securities Trust Receipts
                        (Series 1997 SG 101), Weekly VRDNs (Societe Generale, Paris LIQ)                         11,100,000
       7,495,000    (2) San Antonio, TX Electric & Gas System, (PT-1708), Weekly VRDNs (Merrill
                        Lynch & Co., Inc. LIQ)                                                                   7,495,000
       7,935,000    (2) San Antonio, TX ISD, (PT-1184), Weekly VRDNs (Texas Permanent School Fund
                        Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ)                                   7,935,000
       8,030,000        Tarrant County, TX HFA, (Series A) Weekly VRDNs (Adventist Health
                        System)/(SunTrust Bank LOC)                                                              8,030,000
      11,510,000    (2) Tarrant County, TX Housing Finance Corp., (PT-482), Weekly VRDNs (Bear Creek
                        Apartments)/(FHLMC GTD)/(FHLMC LIQ)                                                      11,510,000
      75,200,000        Texas State (Series 2004), 3.00% TRANs, 8/31/2005                                        75,498,296
      139,500,000   (2) Texas State, TRANs (Series 2004 FR/RI-L60J), Weekly VRDNs (Lehman Brothers
                        Holdings, Inc. LIQ)                                                                     139,500,000
       6,000,000    (2) Texas Turnpike Authority, ROCs (Series 188), Weekly VRDNs (AMBAC
                        INS)/(Citibank N.A., New York LIQ)                                                       6,000,000
                             TOTAL                                                                              936,989,296
                        Utah--0.8%
      10,000,000        Murray City, UT (Series 2003A), Weekly VRDNs (IHC Health Services, Inc.)                 10,000,000
      37,000,000        Murray City, UT (Series 2003B), Weekly VRDNs (IHC Health Services, Inc.)                 37,000,000
      43,000,000        Utah County, UT (Series 2002B), Weekly VRDNs (IHC Health Services,
                        Inc.)/(WestLB AG (Guaranteed) LIQ)                                                       43,000,000
       2,490,000    (2) Utah State Municipal Power Agency, (PT-1813), Weekly VRDNs (AMBAC
                        INS)/(Merrill Lynch & Co., Inc. LIQ)                                                     2,490,000
                             TOTAL                                                                               92,490,000
                        Vermont--0.0%
        48,000          Vermont Educational and Health Buildings Financing Agency (Series 1995A),
                        Weekly VRDNs (Key Bank, N.A. LOC)                                                          48,000
                        Virginia--1.3%
      10,500,000    (2) ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT) (Series 1998-21),
                        Weekly VRDNs (Norfolk, VA Water Revenue)/(FSA INS)/(ABN AMRO Bank NV,
                        Amsterdam LIQ)                                                                           10,500,000
       4,195,000        Albemarle County, VA IDA (Series 1999), Weekly VRDNs (Region Ten Community
                        Services Board, Inc.)/(Wachovia Bank N.A. LOC)                                           4,195,000
       4,385,000        Alexandria, VA IDA (Series 1999), Weekly VRDNs (Church Schools in the
                        Diocese of Virginia)/(SunTrust Bank LOC)                                                 4,385,000
       2,720,000        Arlington County, VA (Series 2000A), Weekly VRDNs (National Science Teachers
                        Association)/(SunTrust Bank LOC)                                                         2,720,000
       3,340,000        Fairfax County, VA EDA (Series 1995), Weekly VRDNs (American Society of
                        Civil Engineers Foundation, Inc.)/(SunTrust Bank LOC)                                    3,340,000
       1,315,000        Fairfax County, VA EDA (Series 2002), Weekly VRDNs (Wolf Trap Foundation for
                        the Performing Arts)/(Bank of America N.A. LOC)                                          1,315,000
        810,000         Fauquier County, VA IDA, Weekly VRDNs (Warrenton Development Co.)/(Fleet
                        National Bank LOC)                                                                        810,000
       3,245,000        Henrico County, VA EDA (Series 2001), Weekly VRDNs (Instructive Visiting
                        Nurse Association)/(SunTrust Bank LOC)                                                   3,245,000
       3,630,000        Henrico County, VA EDA (Series 2001), Weekly VRDNs (Roslyn Conference
                        Center)/
                        -----------------------------------------------------------------------------
                        (SunTrust Bank LOC)                                                                      3,630,000
      15,500,000        Henrico County, VA EDA (Series 2003B), Weekly VRDNs (Westminster-Canterbury
                        of Richmond)/(KBC Bank NV LOC)                                                           15,500,000
      21,930,000        Henrico County, VA EDA (Series 2003B), Weekly VRDNs (Westminster-Canterbury
                        of Richmond)/(KBC Bank NV LOC)                                                           21,930,000
      16,800,000    (2) Henrico County, VA IDA, MERLOTS (Series 1997C), Weekly VRDNs (Bon Secours
                        Health System)/(FSA INS)/(Wachovia Bank N.A. LIQ)                                        16,800,000
       2,000,000        James City County, VA IDA (Series 1997), Weekly VRDNs (Riverside Health
                        System)                                                                                  2,000,000
      36,805,000        Loudoun County, VA IDA (Series 2003B), Weekly VRDNs (Howard Hughes Medical
                        Institute)                                                                               36,805,000
       3,600,000        Roanoke, VA IDA (Series 2002B), Daily VRDNs (Carilion Health System
                        Obligated Group)                                                                         3,600,000
       6,500,000        Spotsylvania County, VA IDA (Series 1993), Weekly VRDNs (Carlisle Corp.
                        Project)/
                        -----------------------------------------------------------------------------
                        (SunTrust Bank LOC)                                                                      6,500,000
       5,000,000        Virginia Resources Authority, Water and Sewer (Series 1997), Weekly VRDNs
                        (Henrico County, VA)/(SunTrust Bank LIQ)                                                 5,000,000
       1,220,000    (2) Virginia State Public Building Authority, Floater Certificates (Series
                        1998-131), Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ)                  1,220,000
                             TOTAL                                                                              143,495,000
                        Washington--2.0%
       4,000,000    (2) ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) (Series 1998-16),
                        Weekly VRDNs (Port of Seattle, WA)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank
                        NV, Amsterdam LIQ)                                                                       4,000,000
      11,957,000    (2) ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) (Series 1999-12)
                        Weekly VRDNs (Washington State)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank
                        NV, Amsterdam LIQ)                                                                       11,957,000
       5,000,000    (2) ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) (Series 2001-1),
                        Weekly VRDNs (King County, WA)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV,
                        Amsterdam LIQ)                                                                           5,000,000
       8,680,000    (2) ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) (Series 2002-36),
                        Weekly VRDNs (Tacoma, WA Regional Water Supply System)/(MBIA Insurance Corp.
                        INS)/(ABN AMRO Bank NV, Amsterdam LIQ)                                                   8,680,000
       4,170,000    (2)  Clark County, WA Public Utilities District No. 001, MERLOTS (Series
                        2001-A122), 1.80% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender
                        7/13/2005                                                                                4,170,000
      16,230,000    (2) Energy Northwest, WA, (PT-615), Weekly VRDNs (FSA, MBIA Insurance Corp. INS)
                        and Merrill Lynch & Co., Inc. LIQs)                                                      16,230,000
       8,500,000    (2) Energy Northwest, WA, (PT-778), Weekly VRDNs (MBIA Insurance Corp.
                        INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)                                       8,500,000
      24,600,000        Energy Northwest, WA, Electric Revenue Bonds (Series 2003-D-3-2: Project No.
                        3), Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ)                     24,600,000
      12,450,000        Energy Northwest, WA, Electric Revenue Bonds (Series 2003-E: Project No. 3),
                        Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC)                                          12,450,000
       9,425,000    (2) Energy Northwest, WA, (PT-1392), Weekly VRDNs (AMBAC INS)/(Merrill Lynch &
                        Co., Inc. LIQ)                                                                           9,425,000
      10,905,000    (2) Energy Northwest, WA, ROCs (Series 4524), Weekly VRDNs (MBIA Insurance Corp.
                        INS)/
                        -----------------------------------------------------------------------------
                        (Citigroup Global Markets Holdings, Inc. LIQ)                                            10,905,000
       6,855,000    (2) King County, WA, PUTTERs (Series 848), Weekly VRDNs (FGIC INS)/(Dresdner
                        Bank AG, Frankfurt LIQ)                                                                  6,855,000
      10,000,000    (2) King County, WA, MERLOTS (Series 2000E), Weekly VRDNs (FGIC INS)/(Wachovia
                        Bank N.A. LIQ)                                                                           10,000,000
       2,200,000        Port of Seattle, WA (Series 1985), Weekly VRDNs (Douglas Management
                        Co.)/(Bank of America N.A. LOC)                                                          2,200,000
      20,860,000    (2) Seattle, WA Municipal Light & Power, MERLOTS (Series 2001-A56), Weekly VRDNs
                        (FSA INS)/(Wachovia Bank N.A. LIQ)                                                       20,860,000
       5,300,000    (2) Seattle, WA Water System, ROCs (Series 4006), Weekly VRDNs (MBIA Insurance
                        Corp. INS)/(Citigroup Global Markets Holdings, Inc. LIQ)                                 5,300,000
       3,480,000    (2) Spokane, WA School District No. 081, ROCs (Series 4000), Weekly VRDNs (FSA
                        INS)/
                        -----------------------------------------------------------------------------
                        (Citigroup Global Markets Holdings, Inc. LIQ)                                            3,480,000
       8,000,000        Washington State Economic Development Finance Authority (Series 2005A),
                        Weekly VRDNs (Northwest Center)/(Key Bank, N.A. LOC)                                     8,000,000
      34,860,000    (2) Washington State, Class A Certificates (Series 2002-205), Weekly VRDNs (MBIA
                        Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ)                                       34,860,000
       2,055,000    (2) Washington State, MERLOTS (Series 2002-A14), Weekly VRDNs (MBIA Insurance
                        Corp. INS)/(Wachovia Bank N.A. LIQ)                                                      2,055,000
       9,145,000    (2) Washington State, PUTTERs (Series 744), Weekly VRDNs (FSA INS)/(Dresdner
                        Bank AG, Frankfurt LIQ)                                                                  9,145,000
       5,170,000    (2) Washington State, Piper Certificates (Series 2002G), Weekly VRDNs (FGIC
                        INS)/(Bank of New York LIQ)                                                              5,170,000
       3,765,000    (2) Washington State, Piper Variable Certificates (Series 2002B), Weekly VRDNs
                        (FSA INS)/
                        -----------------------------------------------------------------------------
                        (Bank of New York LIQ)                                                                   3,765,000
                             TOTAL                                                                              227,607,000
                        West Virginia--0.1%
       6,265,000        Cabell County Commission, WV (Series 1995), Weekly VRDNs (Foster Foundation)/
                        -----------------------------------------------------------------------------
                        (Huntington National Bank, Columbus, OH LOC)                                             6,265,000
       1,300,000    (2) West Virginia University, MERLOTS (Series 2002-A-15), Weekly VRDNs (MBIA
                        Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)                                            1,300,000
                             TOTAL                                                                               7,565,000
                        Wisconsin--1.9%
      19,200,000        Appleton, WI Area School District, 2.75% TRANs, 9/30/2005                                19,279,364
      22,000,000    (2) Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT) (Series 2004-4),
                        Weekly VRDNs (Wisconsin State)/(MBIA Insurance Corp. INS)/(State Street Bank
                        and Trust Co. LIQ)                                                                       22,000,000
      14,000,000        Franklin, WI Community Development Authority (Series 2002), Weekly VRDNs
                        (Indian Community School of Milwaukee, Inc.)/(J.P. Morgan Chase Bank, N.A.
                        LOC)                                                                                     14,000,000
       6,500,000        Kettle Moraine, WI School District, 2.75% TRANs, 9/6/2005                                6,525,120
      11,000,000        Menomonee Falls, WI School District, 2.75% TRANs, 8/24/2005                              11,032,757
      15,000,000        Milwaukee, WI Redevelopment Authority (Series 2005), Weekly VRDNs
                        (University of Wisconsin-Milwaukee)/(DePfa Bank PLC LOC)                                 15,000,000
       5,750,000        Milwaukee, WI (Series 1999), Weekly VRDNs (Goodwill Industries of
                        Southeastern Wisconsin and Metropolitan Chicago, Inc.)/(U.S. Bank, N.A. LOC)             5,750,000
      17,000,000    (2) Milwaukee, WI, RANs (Series 2004 FR/RI-L65), Weekly VRDNs (Milwaukee, WI
                        Public Schools)/(Lehman Brothers Holdings, Inc. LIQ)                                     17,000,000
       5,000,000        Northland Pines, WI School District, 2.50% TRANs, 10/7/2005                              5,016,260
      46,400,000        Racine County, WI School District, 6.00% TRANs, 7/12/2005                                46,765,178
       2,750,000        St. Croix, WI Central School District, 2.75% BANs, 8/1/2005                              2,751,619
       7,000,000    (2) University of Wisconsin Hospital and Clinics Authority, MERLOTS (Series
                        2000RR), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)                                 7,000,000
       1,760,000        Wisconsin State HEFA (Series 1997), Weekly VRDNs (Cedar Crest, Inc.)/(J.P.
                        Morgan Chase Bank, N.A. LOC)                                                             1,760,000
       2,475,000        Wisconsin State HEFA (Series 2000), Weekly VRDNs (Grace Lutheran Foundation,
                        Inc.)/
                        -----------------------------------------------------------------------------
                        (U.S. Bank, N.A. LOC)                                                                    2,475,000
       6,500,000        Wisconsin State HEFA (Series 2003B), Weekly VRDNs (Franciscan Sisters of
                        Christian Charity HealthCare Ministry, Inc.)/(Marshall & Ilsley Bank,
                        Milwaukee LOC)                                                                           6,500,000
      21,590,000    (2)  Wisconsin State HEFA, MERLOTS (Series 1997B), Weekly VRDNs (Sinai Samaritan
                        Medical Center, Inc.)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)                21,590,000
       5,600,000    (2) Wisconsin State Transportation, ROCs (Series 7000), Weekly VRDNs (FSA
                        INS)/(Citibank N.A., New York LIQ)                                                       5,600,000
                             TOTAL                                                                              210,045,298
                        Wyoming--0.1%
       8,190,000        Converse County, WY, PCRB (Series 1994), Daily VRDNs (Pacificorp)/(AMBAC
                        INS)/(J.P. Morgan Chase Bank, N.A. LIQ)                                                  8,190,000
        755,000         Douglas, WY, 2.15% TOBs (Safeway Inc.)/(Deutsche Bank Trust Co. Americas
                        LOC) 6/1/2005                                                                             755,000
                             TOTAL                                                                               8,945,000
                             TOTAL MUNICIPAL INVESTMENTS--105.3%
                        =============================================================================
                             (AT AMORTIZED COST)(3)                                                            11,854,705,942
                             OTHER ASSETS AND LIABILITIES--NET--(5.3)%                                          (595,325,294)
                             TOTAL NET ASSETS--100%                                                       $     11,259,380,648

==========================================================================================================================
    1      The Fund primarily invests in securities rated in the highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality.  An NRSRO's highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 by Standard & Poor's, MIG-1, or VMIG-1 by Moody's Investors Service, or F-1+ or F-1- by Fitch Ratings are all considered rated in highest short-term rating categories.  Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. The Fund follows applicable regulations in determining whether a security is rated by multiple NRSROs in different rating categories should be identified as a First Tier security.  At April 30, 2005, the portfolio securities were rated as follows:
                                         Tier Rating Based on Total Market Value (unaudited)
                                                   First Tier    Second Tier
                                                 -------------- -------------
                                                 -------------- -------------
                                                     100.0%          0.0%
                                                 -------------- -------------
    2      Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of
           1933.  These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.  At April 30, 2005, these securities amounted to $3,071,704,578 which represents 27.3% of total net assets.
    3      Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.

The following acronyms are used throughout this portfolio:

AMBAC         --American Municipal Bond Assurance Corporation
AMT           --Alternative Minimum Tax
BANs          --Bond Anticipation Notes
COL           --Collateralized
CP            --Commercial Paper
EDA           --Economic Development Authority
EDC           --Economic Development Commission
EDFA          --Economic Development Financing Authority
EDR           --Economic Development Revenue
EDRB          --Economic Development Revenue Bonds
FGIC          --Financial Guaranty Insurance Company
FHLMC         --Federal Home Loan Mortgage Corporation
FNMA          --Federal National Mortgage Association
FSA           --Financial Security Assurance Inc.
GTD           --Guaranteed
HDA           --Hospital Development Authority
HEFA          --Health and Education Facilities Authority
HFA           --Housing Finance Authority
HFDC          --Health Facility Development Corporation
IDA           --Industrial Development Authority
IDB           --Industrial Development Bond
IDC           --Industrial Development Corporation
IDRB          --Industrial Development Revenue Bond(s)
IDFA          --Industrial Development Finance Authority
ISD           --Independent School District
INS           --Insured
INV           --Investment Agreement
LIQ(s)        --Liquidity Agreement(s)
LOC(s)        --Letter(s) of Credit
MERLOTS       --Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCR           --Pollution Control Revenue
PCRB(s)       --Pollution Control Revenue Bond(s)
PRF           --Prerefunded
PUTTERs       --Puttable Tax Exempt Receipts
RANs          --Revenue Anticipation Notes
ROCs          --Reset Option Certificates
SWP           --Swap Agreement
TANs          --Tax Anticipation Notes
TICs          --Trust Inverse Certificates
TOBs          --Tender Option Bonds
TOCs          --Tender Offer Certificates
TOPS          --Trust Obligation Participating Securities
TRANs         --Tax and Revenue Anticipation Notes
VRDNs             --Variable Rate Demand Notes


TREASURY OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)

      Principal
        Amount                                                                                                     Value

                      U.S. TREASURY BILLS--11.7%(1)
 $    81,000,000      United States Treasury Bills, 2.140%, 5/5/2005                                     $       80,980,740
     181,000,000      United States Treasury Bills, 2.250% - 2.480%, 5/12/2005                                  180,868,535
     148,000,000      United States Treasury Bills, 2.400%, 6/16/2005                                           147,546,133
     125,000,000      United States Treasury Bills, 2.590%, 7/14/2005                                           124,334,514
      84,000,000      United States Treasury Bills, 2.605%, 7/21/2005                                            83,507,655
      86,000,000      United States Treasury Bills, 2.615%, 7/28/2005                                            85,450,269
     262,000,000      United States Treasury Bills, 2.765% - 2.805%, 8/18/2005                                  259,796,050
     165,000,000      United States Treasury Bills, 2.940%, 9/8/2005                                            163,248,250
     410,000,000      United States Treasury Bills, 2.990% - 3.000%, 9/15/2005                                  405,326,778
                           TOTAL                                                                               1,531,058,924
                      U.S. TREASURY NOTES--0.9%
      84,000,000      United States Treasury Notes, 1.125%, 6/30/2005                                            83,800,664
      39,500,000      United States Treasury Notes, 1.625% , 4/30/2005                                           39,500,000
                           TOTAL                                                                                123,300,664
                           TOTAL U.S. TREASURY                                                                 1,654,359,588

                      REPURCHASE AGREEMENTS--87.5%
     790,000,000      Interest in $790,000,000 joint repurchase agreement with Banc of America
                      Securities LLC, 2.850%, dated 4/29/2005 to be repurchased at $790,187,625 on
                      5/2/2005, collateralized by U.S Treasury Obligations with various maturities
                      to 5/15/2013, collateral market value $805,800,143.                                       790,000,000
     405,000,000      Interest in $780,000,000 joint repurchase agreement with Barclays Capital,
                      Inc., 2.860%, dated 4/29/2005 to be repurchased at $405,096,525 on 5/2/2005, collateralized by U.S Treasury Obligations with various maturities to
                      7/15/2012, collateral market value $795,789,714.                                          405,000,000
    1,000,000,000     Interest in $1,000,000,000 joint repurchase agreement with Bear Stearns & Co.,
                      Inc., 2.870%, dated 4/29/2005, to be repurchased at $1,000,239,167 on
                      5/2/2005, collateralized by U.S Treasury Obligations with various maturities
                      to 2/15/2015, collateral market value $1,020,004,048.                                    1,000,000,000
     835,050,000      Interest in $2,000,000,000 joint repurchase agreement with BNP Paribas
                      Securities Corp., 2.860%, dated 4/29/2005 to be repurchased at $835,249,020 on
                      5/2/2005, collateralized by
                      -------------------------------------------------------------------------------
                      U.S Treasury Obligations with various maturities to 11/15/2028, collateral
                      market value $2,040,000,707.                                                              835,050,000
     750,000,000      Interest in $750,000,000 joint repurchase agreement with CIBC World Markets
                      Corp., 2.850%, dated 4/29/2005 to be repurchased at  $750,178,125  on
                      5/2/2005, collateralized by U.S Treasury Obligations with various maturities
                      to 1/15/2025, collateral market value $765,571,891.                                       750,000,000
     700,000,000      Interest in $700,000,000 joint repurchase agreement with Credit Suisse First
                      Boston Corp., 2.850%, dated 4/29/2005 to be repurchased at $700,166,250 on
                      5/2/2005, collateralized by U.S Treasury Obligations  with various maturities
                      to 2/15/2026, collateral market value $714,002,500.                                       700,000,000
     194,000,000  (2) Interest in $250,000,000 joint repurchase agreement with Credit Suisse First
                      Boston Corp., 2.930%, dated 4/12/2005 to be repurchased at $195,342,103 on
                      7/7/2005, collateralized by U.S Treasury Obligations  with various maturities
                      to 8/15/2028, collateral market value $255,701,219.                                       194,000,000
     581,000,000  (2) Interest in $670,000,000 joint repurchase agreement with Deutsche Bank
                      Securities, Inc., 2.610%, dated 2/9/2005 to be repurchased at $584,454,045 on
                      5/3/2005, collateralized by U.S Treasury Obligations with various maturities
                      to 2/15/2019, collateral market value $683,400,001.                                       581,000,000
      90,000,000      Interest in $100,000,000 joint repurchase agreement with Deutsche Bank
                      Securities, Inc., 2.760%, dated 4/29/2005 to be repurchased at $90,020,700 on
                      5/2/2005, collateralized by a  U.S Treasury Bond  with a maturity of
                      5/15/2010, collateral market value $102,024,066.                                           90,000,000
    1,000,000,000     Interest in $1,000,000,000 joint repurchase agreement with Deutsche Bank
                      Securities, Inc., 2.860%, dated 4/29/2005 to be repurchased at $1,000,238,333 on 5/2/2005, collateralized by U.S Treasury Obligations  with various
                      maturities to 11/15/2024, collateral market value $1,020,243,249.                        1,000,000,000
     631,000,000  (2) Interest in $720,000,000 joint repurchase agreement with Deutsche Bank
                      Securities, Inc., 2.930%, dated 4/8/2005 to be repurchased at $635,622,075 on
                      7/7/2005, collateralized by U.S Treasury Obligations with various maturities
                      to 2/15/2023, collateral market value $734,400,915.                                       631,000,000
     300,000,000      Interest in $300,000,000 joint repurchase agreement with HSBC Securities
                      (USA), Inc., 2.860%, dated 4/29/2005 to be repurchased at $300,071,500 on
                      5/2/2005, collateralized by U.S Treasury Obligations with various maturities
                      to 2/15/2031, collateral market value $306,000,380.                                       300,000,000
    1,375,000,000     Interest in $1,750,000,000 joint repurchase agreement with J.P. Morgan
                      Securities, Inc., 2.870%, dated 4/29/2005 to be repurchased at $1,375,328,854 on 5/2/2005, collateralized by U.S Treasury Obligations  with various
                      maturities to 5/15/2030, collateral market value $1,785,304,896.                         1,375,000,000
    1,175,000,000     Interest in $1,900,000,000 joint repurchase agreement with Morgan Stanley &
                      Co., Inc., 2.860%, dated 4/29/2005 to be repurchased at $1,175,280,042 on
                      5/2/2005, collateralized by U.S Treasury Obligations with various maturities
                      to 4/15/2029, collateral market value $1,938,000,108.                                    1,175,000,000
     115,000,000      Interest in $250,000,000 joint repurchase agreement with State Street Bank and
                      Trust Co., 2.790%, dated 4/29/2005 to be repurchased at $115,026,738 on
                      5/2/2005, collateralized by
                      -------------------------------------------------------------------------------
                      U.S. Treasury Obligations with various maturities to 8/15/2013, collateral
                      market value $258,084,528.                                                                115,000,000
     461,000,000  (2) Interest in $500,000,000  joint repurchase agreement with UBS Securities LLC,
                      2.740%, dated 2/23/2005 to be repurchased at $464,719,246 on 6/10/2005, collateralized by a U.S Treasury Note with a maturity of 1/15/2010, collateral
                      market value $510,001,081.                                                                461,000,000
      90,000,000      Interest in $100,000,000 joint repurchase agreement with UBS Securities LLC,
                      2.760%, dated 4/29/2005 to be repurchased at $90,020,700 on 5/2/2005, collateralized by a U.S Treasury Note with a maturity of 1/15/2010, collateral
                      market value $102,003,221.                                                                 90,000,000
    1,000,000,000     Interest in $1,000,000,000 joint repurchase agreement with UBS Securities LLC,
                      2.860%, dated 4/29/2005 to be repurchased at $1,000,238,333 on 5/2/2005, collateralized by U.S Treasury Bills with various maturities to 9/1/2005,
                      collateral market value $1,020,003,291.                                                  1,000,000,000
                           TOTAL REPURCHASE AGREEMENTS                                                         11,492,050,000
                           TOTAL INVESTMENTS -
                           100.1%
                            (AT AMORTIZED COST)(3)                                                             13,146,409,588
                           OTHER ASSETS AND LIABILITIES - NET - (0.1)%                                          (9,652,674)
                           TOTAL NET ASSETS - 100%                                                       $     13,136,756,914

    1      Discount at time of purchase.
    2      Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if credit worthiness of the issuer is downgraded.
    3      Also represents cost for federal tax purposes.

====================================================================================================================================
Note:    The categories of investments are shown as a percentage of total net assets at April 30, 2005.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act,as amended.




TRUST FOR GOVERNMENT CASH RESERVES
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)

      Principal
        Amount                                                                                                     Value

                      GOVERNMENT AGENCIES--99.8%
 $    31,000,000  (1)  Federal Farm Credit System Floating Rate Notes, 2.760% - 3.010%, 5/1/2005 -
                      7/6/2005                                                                           $       30,995,574
      1,400,000       Federal Farm Credit System Notes, 5.840% - 9.550%, 5/9/2005 - 6/10/2005                    1,404,152
      42,000,000  (2)  Federal Home Loan Bank System Discount Notes, 2.585% - 3.009%, 5/2/2005 -
                      9/2/2005                                                                                   41,875,228
      4,000,000   (1)  Federal Home Loan Bank System Floating Rate Notes, 2.680% - 2.975%,
                      5/16/2005 - 6/28/2005                                                                      3,997,742
      4,500,000       Federal Home Loan Bank System Notes, 1.500% - 6.955%, 5/4/2005 - 7/21/2005                 4,512,647
                           TOTAL INVESTMENTS -
                           99.8%
                            (AT AMORTIZED COST)(3)                                                               82,785,343
                           OTHER ASSETS AND LIABILITIES - NET - 0.2%                                              193,602
                           TOTAL NET ASSETS - 100%                                                       $       82,978,945

====================================================================================================================================

    1      Floating rate note with current and next reset date shown.
    2      Discount rate at time of purchase.
    3      Also represents cost for federal tax purposes.

Note:    The categories of investments are shown as a percentage of total net assets at April 30, 2005.

Investment Valuation
The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act, as amended.




TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)

      Principal
        Amount                                                                                                     Value

                        GOVERNMENT AGENCIES--38.6%
 $    7,000,000    (1)  Federal Home Loan Bank System Floating Rate Notes, 2.633% - 2.880%, 5/2/2005
                        - 6/13/2005                                                                      $       6,996,025
      1,000,000         Federal Home Loan Bank System Note, 1.500%, 5/4/2005                                     1,000,000
      16,500,000   (2)  Federal Home Loan Mortgage Corp. Discount Notes, 2.320% - 3.230%, 5/3/2005 -
                        10/11/2005                                                                               16,398,483
      7,000,000    (1)  Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.725% - 2.925%,
                        5/7/2005 - 6/9/2005                                                                      7,000,000
      1,660,000         Federal Home Loan Mortgage Corp. Notes, 2.000% - 5.250%, 1/15/2006 -
                        2/23/2006                                                                                1,662,953
      4,000,000    (2)  Federal National Mortgage Association Discount Notes, 2.890% - 2.910%,
                        6/15/2005 - 8/17/2005                                                                    3,975,315
      15,000,000   (1)  Federal National Mortgage Association Floating Rate Notes, 2.746% - 3.005%,
                        5/2/2005 - 7/6/2005                                                                      14,997,272
       750,000          Federal National Mortgage Association Note, 1.810%, 5/27/2005                             750,000
                             TOTAL GOVERNMENT AGENCIES                                                           52,780,048

                        REPURCHASE AGREEMENTS--61.5%
      5,174,000         Interest in $2,000,000,000 joint repurchase agreement with BNP Paribas
                        Securities Corp., 2.860%, dated 4/29/2005 to be repurchased at $5,175,233 on
                        5/2/2005, collateralized by U.S. Treasury Agency Obligations with various
                        maturities to 11/15/2028, collateral market value $2,040,000,707                         5,174,000
      13,000,000        Interest in $1,800,000,000 joint repurchase agreement with Citigroup Global
                        Markets, Inc., 3.050%, dated 4/29/2005 to be repurchased at $13,003,304 on
                        5/2/2005, collateralized by U.S. Government Agency Obligations with various
                        maturities to 5/25/2035, collateral market value $1,850,438,784                          13,000,000
      1,000,000    (3)  Interest in $450,000,000 joint repurchase agreement with Deutsche Bank
                        Securities, Inc., 2.950%, dated 4/11/2005 to be repurchased at $1,004,835 on
                        6/10/2005, collateralized by U.S. Government Agency Obligations with various
                        maturities to 1/25/2035, collateral market value $426,377,070                            1,000,000
      1,000,000    (3)  Interest in $500,000,000 joint repurchase agreement with Deutsche Bank
                        Securities, Inc., 3.010%, dated 4/11/2005 to be repurchased at $1,007,609 on
                        7/11/2005, collateralized by U.S. Government Agency Obligations with various
                        maturities to 2/25/2035, collateral market value $512,694,269                            1,000,000
      27,000,000        Interest in $1,065,000,000 joint repurchase agreement with J.P. Morgan
                        Securities, Inc., 2.980%, dated 4/29/2005 to be repurchased at $27,006,705 on 5/2/2005, collateralized by U.S. Government Agency Obligations with
                        various maturities to 11/1/2034, collateral market value $1,086,305,696                  27,000,000
      27,000,000        Interest in $1,000,000,000 joint repurchase agreement with Morgan Stanley &
                        Co., Inc., 2.970%, dated 4/29/2005 to be repurchased at $27,006,683 on
                        5/2/2005, collateralized by U.S. Government Agency Obligations with various
                        maturities to 12/1/2034, collateral market value $1,028,885,134                          27,000,000
      10,000,000   (3)  Interest in $750,000,000 joint repurchase agreement with UBS Securities LLC,
                        2.790%, dated 4/1/2005 to be repurchased at $10,022,475 on 5/3/2005, collateralized by U.S. Government Agency Obligations with various maturities
                        to 3/15/2035, collateral market value $772,501,332                                       10,000,000
                             TOTAL REPURCHASE AGREEMENTS                                                         84,174,000
                             TOTAL INVESTMENTS -
                             100.1%
                              (AT AMORTIZED COST)(4)                                                            136,954,048
                             OTHER ASSETS AND LIABILITIES - (0.1)%                                                (96,781)
                             TOTAL NET ASSETS - 100%                                                     $      136,857,267

    1      Denotes variable rate securities which show current rate and next demand date.
    2      Rates noted reflect the effective yield.
    3      Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.
    4      Also represents cost for federal tax purposes.

====================================================================================================================================
Note:    The categories of investments are shown as a percentage of total net assets at April 30, 2005.


The following acronym is used throughout this portfolio:

LLC               --Limited Liability Corporation

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.


TRUST FOR U.S. TREASURY OBLIGATIONS
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)



       Principal
        Amount                                                                                                     Value

                        U.S. TREASURY OBLIGATIONS - 12.9%

                        U.S. Treasury Bills--12.2%(1)
 $     4,000,000        United States Treasury Bills, 2.140%, 5/5/2005                                   $       3,999,049
       4,000,000        United States Treasury Bills, 2.250%, 5/12/2005                                          3,997,250
      12,220,000        United States Treasury Bills, 2.400%, 6/16/2005                                         12,182,525
       5,000,000        United States Treasury Bills, 2.590%, 7/14/2005                                          4,973,381
       4,000,000        United States Treasury Bills, 2.605%, 7/21/2005                                          3,976,555
       4,500,000        United States Treasury Bills, 2.615%, 7/28/2005                                          4,471,235
      12,000,000        United States Treasury Bills, 2.765% - 2.805%, 8/18/2005                                11,899,054
       7,000,000        United States Treasury Bills, 2.940%, 9/8/2005                                           6,925,683
      19,000,000        United States Treasury Bills, 3.000%, 9/15/2005                                         18,783,083
                            TOTAL                                                                               71,207,815
                        U.S. Treasury Notes - 0.7%
       4,000,000        United States Treasury Notes, 1.125%, 6/30/2005                                          3,990,508
                            TOTAL U.S. TREASURY OBLIGATIONS                                                     75,198,323

                        REPURCHASE AGREEMENTS--86.9%
      60,947,000        Interest in $2,000,000,000 joint repurchase agreement with BNP Paribas
                        Securities Corp., 2.860%, dated 4/29/2005 to be repurchased at $60,961,526 on 5/2/2005, collateralized by U.S. Treasury Obligations  with various
                        maturities to 11/15/2028, collateral market value $2,040,000,707                        60,947,000
      119,000,000       Interest in $1,750,000,000 joint repurchase agreement J.P. Morgan
                        Securities, Inc., 2.870%, dated 4/29/2005 to be repurchased at $119,028,461 on  5/2/2005, collateralized by U.S. Treasury Obligations  with various
                        maturities to 5/15/2030, collateral market value $1,785,304,896                         119,000,000
      18,000,000    (2) Interest in $250,000,000 joint repurchase agreement Credit Suisse First
                        Boston Corp., 2.930%, dated 4/12/2005 to be repurchased at $18,124,525 on
                        7/7/2005, collateralized by U.S. Treasury Obligations  with various
                        maturities to 8/15/2028, collateral market value $255,701,219                           18,000,000
      28,000,000    (2) Interest in $670,000,000 joint repurchase agreement Deutsche Bank
                        Securities, Inc., 2.610%, dated 2/9/2005 to be repurchased at $28,166,460 on
                        5/3/2005, collateralized by U.S. Treasury Obligations  with various
                        maturities to 2/15/2019, collateral market value $683,400,000                           28,000,000
      29,000,000    (2) Interest in $720,000,000 joint repurchase agreement Deutsche Bank
                        Securities, Inc., 2.930%, dated 4/8/2005 to be repurchased at $29,212,425 on
                        7/7/2005, collateralized by U.S. Treasury Obligations with various
                        maturities to 2/15/2023, collateral market value $734,400,914                           29,000,000
      119,000,000       Interest in $1,900,000,000 joint repurchase agreement Morgan Stanley & Co.,
                        Inc., 2.860%, dated 4/29/2005 to be repurchased at $119,028,362 on 5/2/2005, collateralized by U.S. Treasury Obligations with various maturities to
                        4/15/2029, collateral market value $1,938,000,108                                       119,000,000
      119,000,000       Interest in $780,000,000 joint repurchase agreement Barclay Capital, Inc.,
                        2.860%, dated 4/29/2005 to be repurchased at $119,028,362 on 5/2/2005, collateralized by U.S. Treasury Obligations with various maturities to
                        7/15/2012, collateral market value $795,789,714                                         119,000,000
      14,000,000    (2) Interest in $500,000,000 joint repurchase agreement UBS Securities LLC,
                        2.740%, dated 2/23/2005 to be repurchased at $14,112,949 on 6/10/2005, collateralized by U.S. Treasury Obligations with a maturity of 1/15/2010,
                        collateral market value $510,001,081                                                    14,000,000
                            TOTAL REPURCHASE AGREEMENTS                                                         506,947,000
                            TOTAL INVESTMENTS - 99.8%
                        =============================================================================
                            (AT AMORTIZED COST)(3)                                                              582,145,323
                            OTHER ASSETS AND LIABILITIES - NET - 0.2%                                            1,248,753
                            TOTAL NET ASSETS - 100%                                                      $      583,394,076

====================================================================================================================================
    1      Discount rate at time of purchase.
    2      Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.
    3      Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.







Item 2.           Controls and Procedures

     (a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits






SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Money Market Obligations Trust

By                /S/Richard J. Thomas, Principal Financial Officer


Date              June 22, 2005


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/J. Christopher Donahue, Principal Executive Officer


Date              June 22, 2005


By                /S/Richard J. Thomas, Principal Financial Officer


Date              June 22, 2005